FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149
                                   ---------

                            FRANKLIN TAX-FREE TRUST
                            -----------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
          (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 5/31/06
                          -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3

Franklin Arizona Tax-Free Income Fund ....................................     7

Franklin Colorado Tax-Free Income Fund ...................................    13

Franklin Connecticut Tax-Free Income Fund ................................    17

Franklin Double Tax-Free Income Fund .....................................    21

Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    25

Franklin Federal Limited-Term Tax-Free Income Fund .......................    35

Franklin Florida Insured Tax-Free Income Fund ............................    38

Franklin Florida Tax-Free Income Fund ....................................    41

Franklin Georgia Tax-Free Income Fund ....................................    50

Franklin High Yield Tax-Free Income Fund .................................    54

Franklin Insured Tax-Free Income Fund ....................................    79

Franklin Kentucky Tax-Free Income Fund ...................................    94

Franklin Louisiana Tax-Free Income Fund ..................................    98

Franklin Maryland Tax-Free Income Fund ...................................   102

Franklin Massachusetts Insured Tax-Free Income Fund ......................   106

Franklin Michigan Insured Tax-Free Income Fund ...........................   110

Franklin Minnesota Insured Tax-Free Income Fund ..........................   118

Franklin Missouri Tax-Free Income Fund ...................................   124

Franklin New Jersey Tax-Free Income Fund .................................   130

Franklin North Carolina Tax-Free Income Fund .............................   137

Franklin Ohio Insured Tax-Free Income Fund ...............................   142

Franklin Oregon Tax-Free Income Fund .....................................   154

Franklin Pennsylvania Tax-Free Income Fund ...............................   160

Franklin Virginia Tax-Free Income Fund ...................................   166

Selected Portfolio Abbreviations .........................................   171

Notes to Statements of Investments .......................................   172

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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                       This page intentionally left blank.

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  MUNICIPAL BONDS 98.4%
  ALABAMA 88.4%
  Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
    9/01/24 .....................................................................................      $ 2,500,000     $  2,671,600
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.25%, 8/15/24 ...............................................................        1,755,000        1,836,502
  Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ..................................          705,000          712,226
  Alabama State Docks Department Docks Facilities Revenue,
      MBIA Insured, 6.30%, 10/01/21 .............................................................        4,500,000        4,622,310
      Refunding, MBIA Insured, 5.50%, 10/01/22 ..................................................        1,000,000        1,050,900
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
    AMBAC Insured, 5.00%, 8/15/23 ...............................................................        4,435,000        4,569,425
  Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%,
      9/01/24 ...................................................................................        3,470,000        3,700,443
      9/01/27 ...................................................................................        1,500,000        1,599,615
  Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ........................................        2,055,000        2,113,794
  Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 .................................................        2,560,000        2,597,043
  Auburn GO, FSA Insured, 5.00%, 1/01/24 ........................................................        1,500,000        1,533,120
  Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ..........................        2,000,000        2,043,580
  Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ...................        2,000,000        2,051,940
  Baldwin County Eastern Shore Health Care Authority Hospital Revenue, Pre-Refunded, 5.75%,
    4/01/27 .....................................................................................        1,000,000        1,053,720
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ...............................................        1,990,000        2,038,894
  Birmingham Baptist Medical Center Special Care Facilities Financing Authority Revenue,
    Baptist Health System Inc., MBIA Insured, Pre-Refunded, 5.875%,
      11/15/19 ..................................................................................        3,500,000        3,605,140
      11/15/26 ..................................................................................        2,000,000        2,060,080
  Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
    12/01/32 ....................................................................................        7,000,000        7,135,870
  Birmingham Southern College Private Educational Building Authority Tuition Revenue,
    Refunding, 5.35%, 12/01/19 ..................................................................        1,000,000        1,003,910
  Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29 .........        4,290,000        4,418,185
  Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
    12/01/23 ....................................................................................        4,000,000        4,358,200
  Coffee County PBA, Building Revenue,
      MBIA Insured, 5.00%, 9/01/27 ..............................................................        2,145,000        2,197,166
      wts., FSA Insured, Pre-Refunded, 6.10%, 9/01/16 ...........................................        1,000,000        1,025,860
  Courtland IDBR, Environmental Improvement Revenue, Champion International Corp. Project,
    Refunding, 6.40%, 11/01/26 ..................................................................        2,000,000        2,056,020
  Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 .........        2,000,000        2,174,120
  Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
      9/01/24 ...................................................................................        4,235,000        4,364,295
      9/01/28 ...................................................................................        2,000,000        2,053,600
      9/01/33 ...................................................................................        2,500,000        2,559,250
  Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ..................................        1,500,000        1,542,165
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
      5.45%, 9/01/14 ............................................................................        2,000,000        2,071,520
      Series A, 6.70%, 12/01/24 .................................................................        3,500,000        3,504,760


                                         Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

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  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ..................................      $ 1,415,000     $  1,482,637
  Florence GO, wts., Series B, FGIC Insured, 5.00%, 9/01/23 .....................................        2,500,000        2,596,675
  Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ...........................        2,000,000        2,075,860
  Fultondale GO, wts., Series A, AMBAC Insured, 5.00%, 8/01/30 ..................................        2,250,000        2,321,595
  Gulf Shores GO, wts., AMBAC Insured, 6.00%, 9/01/21 ...........................................          770,000          785,400
  Houston County Health Care Authority Revenue, AMBAC Insured,
      6.125%, 10/01/25 ..........................................................................        1,000,000        1,075,490
      6.25%, 10/01/30 ...........................................................................        3,150,000        3,399,921
  Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 ....................        1,000,000        1,030,160
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
      5.40%, 6/01/22 ............................................................................        4,000,000        4,293,600
      5.00%, 6/01/24 ............................................................................        1,100,000        1,134,540
      5.50%, 6/01/27 ............................................................................        3,820,000        4,092,328
  Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center, MBIA Insured,
    5.00%,
      10/01/25 ..................................................................................        5,000,000        5,151,050
      10/01/29 ..................................................................................        4,000,000        4,108,280
  Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 .........        3,000,000        3,089,070
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 .............        2,000,000        2,045,460
  Jefferson County Sewer Revenue,
      Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 ..........        6,000,000        6,312,360
      wts., ETM, 7.50%, 9/01/13 .................................................................          200,000          215,730
      wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 ................................        6,000,000        6,142,320
      wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ................................        3,000,000        3,189,030
  Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A,
    MBIA Insured,
      5.625%, 7/01/21 ...........................................................................        3,000,000        3,220,740
      5.375%, 7/01/29 ...........................................................................        3,095,000        3,216,850
      Pre-Refunded, 5.375%, 7/01/29 .............................................................        1,905,000        2,016,100
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
      12/01/29 ..................................................................................        1,540,000        1,583,875
      12/01/31 ..................................................................................        3,910,000        4,012,168
  Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
    AMBAC Insured, 5.00%, 9/01/34 ...............................................................        2,000,000        2,051,440
  Madison GO, wts., AMBAC Insured, 5.35%, 2/01/26 ...............................................        2,410,000        2,524,620
  Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ..............        2,170,000        2,247,838
  Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
      5.10%, 3/01/22 ............................................................................        2,265,000        2,399,518
      5.125%, 3/01/31 ...........................................................................        8,230,000        8,727,668
  Mobile Housing Assistance Corp. MFHR, Refunding, Series A, FSA Insured, 7.625%,
    2/01/21 .....................................................................................        1,180,000        1,182,856
  Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
    Refunding, AMBAC Insured, 6.00%, 3/01/26 ....................................................        6,000,000        6,134,580
  Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 .........................................        1,975,000        2,031,505
  Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ........................        1,935,000        2,016,096


4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

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  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ALABAMA (CONTINUED)
  Muscle Shoals GO, wts.,
      MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ................................................      $ 1,550,000     $  1,684,354
      Refunding, MBIA Insured, 5.50%, 8/01/30 ...................................................          600,000          641,184
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 ................................        5,000,000        5,166,050
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
      5/15/30 ...................................................................................        1,500,000        1,546,875
      5/15/35 ...................................................................................        6,000,000        6,160,920
  Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ...........................        4,275,000        4,625,122
  Russellville GO, wts., MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ............................        2,500,000        2,575,550
  Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ............................................        2,610,000        2,704,221
  St. Clair County Board of Education wts., Tax Anticipation wts.,
      Refunding, Series C, FSA Insured, 5.85%, 2/01/29 ..........................................        1,530,000        1,617,501
      Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 .......................................        3,285,000        3,495,141
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ...............................        1,700,000        1,822,179
  Tallahassee GO, Water, Gas and Sewer Waste, AMBAC Insured, Pre-Refunded, 5.25%,
    5/01/31 .....................................................................................        1,135,000        1,187,653
  Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ......................        2,215,000        2,328,762
  Tuscaloosa, wts., FSA Insured, 5.00%, 1/01/30 .................................................        2,500,000        2,575,450
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................        1,000,000        1,030,770
  University of Montevallo Revenue, FSA Insured, 5.30%, 5/01/22 .................................        1,940,000        2,045,051
  University of North Alabama Revenue,
      General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ......................................        4,395,000        4,619,233
      Student Housing, FGIC Insured, 5.00%, 11/01/29 ............................................        2,995,000        3,076,913
  Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
    Series A, 5.65%, 11/01/22 ...................................................................        3,465,000        3,395,908
  Warrior River Water Authority Water Revenue, FSA Insured,
      5.40%, 8/01/29 ............................................................................        4,250,000        4,479,202
      5.50%, 8/01/34 ............................................................................        4,735,000        5,000,918
                                                                                                                       ------------
                                                                                                                        240,011,570
                                                                                                                       ------------
  U.S. TERRITORIES 10.0%
  PUERTO RICO 8.5%
  Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.25%, 7/01/27 .................................................        1,495,000        1,603,373
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ................................................        1,885,000        2,010,824
      Refunding, FSA Insured, 5.25%, 7/01/27 ....................................................        1,005,000        1,061,652
      Refunding, FSA Insured, 5.125%, 7/01/30 ...................................................        1,115,000        1,154,426
      Series A, 5.125%, 7/01/31 .................................................................        3,550,000        3,593,310
      Series A, Pre-Refunded, 5.125%, 7/01/31 ...................................................        1,450,000        1,546,787
  Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, 5.125%,
    7/01/26 .....................................................................................        5,000,000        5,246,000
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ...........        2,500,000        2,581,425
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.25%, 7/01/27 .......................................................          760,000          779,410
      Refunding, Series G, 5.00%, 7/01/26 .......................................................        1,000,000        1,006,200
      Series D, Pre-Refunded, 5.25%, 7/01/27 ....................................................        2,305,000        2,478,175
                                                                                                                       ------------
                                                                                                                         23,061,582
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

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  FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/13 ..................................................................................      $ 1,700,000     $  1,764,889
      10/01/22 ..................................................................................        2,300,000        2,372,818
                                                                                                                       ------------
                                                                                                                          4,137,707
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES ........................................................................                        27,199,289
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $256,874,834) ...............................................                       267,210,859
                                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $600,000) 0.2%
  MUNICIPAL BOND 0.2%
  ALABAMA 0.2%
a Homewood Educational Building Authority Revenue, Educational Facilities, Samford University,
    AMBAC Insured, Daily VRDN and Put, 3.51%, 12/01/21 ..........................................          600,000          600,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $257,474,834) 98.6% ...................................................                       267,810,859
  OTHER ASSETS, LESS LIABILITIES 1.4% ...........................................................                         3,707,273
                                                                                                                       ------------
  NET ASSETS 100.0% .............................................................................                      $271,518,132
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  MUNICIPAL BONDS 97.9%
  ARIZONA 79.0%
  Arizona Health Facilities Authority Hospital System Revenue,
      John C. Lincoln Health Network, 5.75%, 12/01/32 ...........................................      $ 3,280,000     $  3,411,331
      Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ...............................        1,555,000        1,598,322
  Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
    7/01/20 .....................................................................................        6,390,000        7,033,281
  Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded, 5.00%,
    7/01/19 .....................................................................................        2,000,000        2,117,280
  Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
    AMBAC Insured, 5.125%, 6/01/25 ..............................................................        2,000,000        2,072,460
  Arizona State Municipal Financing Program COP,
      Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33 .......................................        1,000,000        1,023,320
      Series 20, BIG Insured, ETM, 7.625%, 8/01/06 ..............................................        1,145,000        1,152,236
  Arizona State University COP,
      Arizona State University Project, Series 2002, MBIA Insured, 5.00%, 7/01/20 ...............        5,475,000        5,674,783
      Arizona State University Project, Series 2002, MBIA Insured, 5.00%, 7/01/21 ...............        5,965,000        6,173,000
      Arizona State University Project, Series 2002, MBIA Insured, 5.10%, 7/01/23 ...............        3,545,000        3,693,110
      Arizona State University Project, Series 2002, MBIA Insured, 5.10%, 7/01/24 ...............        1,875,000        1,950,300
      Arizona State University Project, Series 2002, MBIA Insured, 5.10%, 7/01/25 ...............        2,640,000        2,743,145
      Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ...................        1,350,000        1,379,201
      Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ...........................       17,250,000       17,801,137
      Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/27 .................        2,915,000        3,008,513
  Arizona State University Revenues,
      FGIC Insured, 5.00%, 7/01/23 ..............................................................        2,890,000        2,979,879
      FGIC Insured, 5.00%, 7/01/25 ..............................................................        2,250,000        2,313,945
      FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 ...............................................        1,000,000        1,072,730
      System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ..........................................        1,895,000        1,969,170
  Arizona Student Loan Acquisition Authority Student Loan Revenue,
      junior sub., Refunding, Series B-1, 6.15%, 5/01/29 ........................................        1,000,000        1,051,810
      Refunding, Senior Series A-1, 5.90%, 5/01/24 ..............................................        1,500,000        1,576,230
  Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
    MBIA Insured, 5.00%, 7/01/28 ................................................................        7,000,000        7,226,870
  Casa Grande IDA,
      IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ...................................................          500,000          500,670
      PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ...................................................        1,800,000        1,802,376
  Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
    7/20/41 .....................................................................................        2,235,000        2,345,655
  Downtown Phoenix Hotel Corp. Revenue,
      Senior Series A, FGIC Insured, 5.00%, 7/01/40 .............................................       26,485,000       27,009,138
      Sub Series B, FGIC Insured, 5.00%, 7/01/36 ................................................       23,745,000       24,398,937
      Sub Series B, FGIC Insured, 5.00%, 7/01/40 ................................................       12,845,000       13,099,203
  Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 ..............................           60,000           60,922
  Glendale IDA Educational Facilities Revenue, American Graduate School International,
    Connie Lee Insured, Pre-Refunded, 5.875%, 7/01/15 ...........................................        2,200,000        2,225,652
  Glendale IDAR Revenue,
      John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/37 ...............................        3,000,000        2,930,220
      Midwestern University, Series A, 5.375%, 5/15/28 ..........................................        8,000,000        8,303,600
      Midwestern University, Series A, Connie Lee Insured, 6.00%, 5/15/16 .......................          455,000          465,028
      Midwestern University, Series A, Connie Lee Insured, 6.00%, 5/15/26 .......................          340,000          350,013
      Midwestern University, Series A, MBIA Insured, 5.375%, 5/15/28 ............................        1,050,000        1,086,845


                                         Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
    7/01/33 .....................................................................................      $ 1,000,000     $  1,026,310
  Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ....................        2,000,000        2,070,960
  Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .........        1,500,000        1,564,080
  Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .......        1,000,000        1,042,720
  Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured, 5.00%,
      8/01/26 ...................................................................................        4,425,000        4,579,211
      8/01/27 ...................................................................................        2,320,000        2,397,326
  Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
    5.25%, 7/01/22 ..............................................................................        1,100,000        1,142,757
  Maricopa County GO, USD No. 41, Gilbert,
      6.25%, 7/01/15 ............................................................................          160,000          167,931
      Pre-Refunded, 6.25%, 7/01/15 ..............................................................        1,840,000        1,933,086
  Maricopa County Hospital Revenue, Sun Health Corp.,
      5.30%, 4/01/29 ............................................................................        7,095,000        7,152,966
      Pre-Refunded, 6.125%, 4/01/18 .............................................................       11,270,000       11,710,093
      Refunding, 5.80%, 4/01/08 .................................................................        3,870,000        3,983,430
      Refunding, 5.90%, 4/01/09 .................................................................        2,120,000        2,190,532
      Refunding, 6.125%, 4/01/18 ................................................................        4,380,000        4,544,119
      Refunding, 5.00%, 4/01/35 .................................................................       12,090,000       11,907,562
  Maricopa County IDA,
      MFHR, Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 ............        2,105,000        2,146,405
      MFHR, Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 ...........        2,350,000        2,362,197
      MFHR, Senior National Health Facilities II, Project A, FSA Insured, 5.50%, 1/01/18 ........        2,000,000        2,150,740
      MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 .........          570,000          573,500
      MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ...............        1,650,000        1,676,664
      SFMR, GNMA Secured, 6.25%, 12/01/30 .......................................................           55,000           55,462
  Maricopa County IDA Health Facilities Revenue,
      Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 ............................        7,000,000        7,266,490
      Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 .............................       12,250,000       12,751,270
      Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 ................        1,785,000        1,799,316
      Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ................        9,600,000        9,617,184
      Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 .....................        9,535,000        9,735,807
      Catholic Healthcare West Project, Series A, Pre-Refunded, 5.00%, 7/01/16 ..................          780,000          791,614
      Mayo Clinic, 5.00%, 11/15/36 ..............................................................       10,250,000       10,508,095
  Maricopa County IDA Hospital Facilities Revenue,
      Mayo Clinic Hospital, 5.25%, 11/15/37 .....................................................       16,000,000       16,564,000
      Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ......................................        3,000,000        3,075,630
      Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ...................        1,890,000        2,287,958
  Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A,
    GNMA Secured, 5.00%, 8/20/35 ................................................................        1,725,000        1,739,404
  Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project, Series A,
    AMBAC Insured, 5.05%, 5/01/29 ...............................................................       11,500,000       11,835,225
  Mesa Utility System Revenue,
      FGIC Insured, 5.00%, 7/01/21 ..............................................................        5,000,000        5,148,650
      MBIA Insured, 5.00%, 7/01/26 ..............................................................       10,000,000       10,348,700
      MBIA Insured, 5.00%, 7/01/27 ..............................................................       10,500,000       10,851,750
      MBIA Insured, 5.00%, 7/01/28 ..............................................................       11,000,000       11,353,430


8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Mohave County IDA Health Care Revenue, Chris Ridge and Silver, Refunding, GNMA Secured,
    6.375%, 11/01/31 ............................................................................      $   585,000     $    608,318
  Nogales Municipal Development Authority Inc. Revenue, AMBAC Insured, 5.00%, 6/01/27 ...........        1,000,000        1,027,690
  Northern Arizona University COP,
      AMBAC Insured, 5.00%, 9/01/30 .............................................................        6,360,000        6,563,202
      Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/25 ..............        2,130,000        2,208,001
      Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ..............        2,355,000        2,434,057
  Northern Arizona University Revenues, FGIC Insured, 5.00%, 6/01/30 ............................        1,000,000        1,024,410
  Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured,
    Pre-Refunded, 5.75%, 7/01/17 ................................................................          500,000          505,785
  Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ..................................        1,300,000        1,339,468
  Phoenix Airport Revenue,
      Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 .........................................          700,000          701,316
      Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 .........................................        1,680,000        1,683,276
      Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 .........................................        1,785,000        1,788,606
      Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 .........................................          570,000          571,151
      Series D, MBIA Insured, 6.30%, 7/01/10 ....................................................        1,800,000        1,803,510
      Series D, MBIA Insured, 6.40%, 7/01/11 ....................................................        3,825,000        3,832,727
      Series D, MBIA Insured, 6.40%, 7/01/12 ....................................................          820,000          821,656
  Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured,
    5.25%,
      7/01/22 ...................................................................................        3,000,000        3,116,670
      7/01/23 ...................................................................................        5,000,000        5,186,400
      7/01/27 ...................................................................................       15,250,000       15,736,780
  Phoenix Civic Improvement Corp. Distribution Revenue, Convertible Capital Appreciation,
    Civic Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
      7/01/27 ...................................................................................        3,945,000        3,066,291
      7/01/28 ...................................................................................        2,000,000        1,552,180
      7/01/29 ...................................................................................        2,000,000        1,554,640
      7/01/36 ...................................................................................        5,000,000        3,889,500
      7/01/37 ...................................................................................        7,000,000        5,455,940
  Phoenix Civic Improvement Corp. Excise Tax Revenue,
      Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 ........................        2,985,000        3,127,623
      Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ......................       18,310,000       19,219,641
      Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/35 .......       17,000,000       17,511,870
  Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ................................................        3,000,000        3,286,740
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ................................................        3,670,000        4,020,779
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ................................................       24,715,000       27,077,260
      MBIA Insured, 5.00%, 7/01/28 ..............................................................        2,000,000        2,062,900
      MBIA Insured, 5.00%, 7/01/29 ..............................................................        3,405,000        3,514,403
      Refunding, FGIC Insured, 5.00%, 7/01/20 ...................................................        9,710,000       10,061,211
      Refunding, FGIC Insured, 5.125%, 7/01/21 ..................................................       10,000,000       10,395,200
      Refunding, FGIC Insured, 5.00%, 7/01/24 ...................................................        7,050,000        7,259,596
  Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
      FGIC Insured, 5.00%, 7/01/26 ..............................................................        3,250,000        3,338,855
      MBIA Insured, 5.00%, 7/01/29 ..............................................................        5,000,000        5,176,850


                                         Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Phoenix GO,
      5.25%, 7/01/22 ............................................................................      $ 5,420,000     $  5,701,244
      Various Purposes, Series B, 5.00%, 7/01/27 ................................................        8,360,000        8,642,484
  Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured,
    6.90%, 1/01/23 ..............................................................................        1,155,000        1,155,312
  Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ....................................           30,000           30,236
  Phoenix IDA Government Office Lease Revenue,
      Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ........................        3,445,000        3,558,409
      Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ................................        4,300,000        4,443,362
      Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ................................        4,000,000        4,098,440
      Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.375%, 9/15/22 ........................        2,000,000        2,128,860
      Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 .........................       22,300,000       23,846,059
      Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 ............................        4,615,000        4,763,372
  Phoenix IDA Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16 ........        3,500,000        3,665,620
  Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
    6/01/09 .....................................................................................        1,315,000        1,321,115
  Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 .................................          610,000          611,031
  Pima County IDA,
      MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 ................................        2,720,000        2,804,782
      SFMR, Refunding, Series A, 7.625%, 2/01/12 ................................................          360,000          360,234
      SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ............................................           35,000           35,168
  Prescott Municipal Property Corp. Revenue, Refunding, Series 2004, MBIA Insured, 5.00%,
    7/01/34 .....................................................................................        2,665,000        2,736,102
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project, Refunding, Series A, 5.00%,
      1/01/23 ...................................................................................        6,000,000        6,217,200
      1/01/31 ...................................................................................        1,375,000        1,412,909
  San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
    5.00%, 7/01/38 ..............................................................................        8,650,000        8,852,410
  Scottsdale GO, Refunding, 5.00%, 7/01/22 ......................................................        3,000,000        3,152,490
  Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
      5.70%, 12/01/21 ...........................................................................        2,000,000        2,121,220
      5.80%, 12/01/31 ...........................................................................       14,865,000       15,763,143
  Scottsdale Municipal Property Corp. Excise Tax Revenue,
      5.00%, 7/01/24 ............................................................................        5,000,000        5,205,250
    a 5.00%, 7/01/30 ............................................................................        7,580,000        7,890,249
      Series A, 5.00%, 7/01/34 ..................................................................        2,000,000        2,061,540
  Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
      12/01/25 ..................................................................................        1,420,000        1,456,679
      12/01/30 ..................................................................................        1,815,000        1,850,719
      12/01/35 ..................................................................................        2,000,000        2,030,180
  Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured, 6.15%, 1/01/15 .......          360,000          362,473
  Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
    Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 .................................        3,000,000        3,207,780
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
      7/01/28 ...................................................................................        4,275,000        4,400,514
      7/01/34 ...................................................................................       11,510,000       11,833,891


10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
      5.40%, 11/20/22 ...........................................................................      $ 1,090,000     $  1,115,441
      5.45%, 11/20/32 ...........................................................................        1,285,000        1,317,639
  Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ...............       10,000,000       10,303,900
  Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured,
    5.00%, 7/15/32 ..............................................................................        1,000,000        1,023,730
  Tucson Water Revenue,
      Series A, FGIC Insured, 5.00%, 7/01/23 ....................................................        3,600,000        3,695,472
      Series D, FGIC Insured, 5.25%, 7/01/23 ....................................................        3,000,000        3,097,680
      Series D, FGIC Insured, 5.25%, 7/01/24 ....................................................        2,700,000        2,803,707
  University Medical Center Corp. Revenue, 5.00%, 7/01/35 .......................................        7,000,000        6,957,230
  University of Arizona COP,
      Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ..................        1,115,000        1,180,406
      University of Arizona Projects, Series B, AMBAC Insured, 5.125%, 6/01/22 ..................        2,250,000        2,355,548
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ...................        7,070,000        7,267,112
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ...................        7,000,000        7,182,490
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ...................        5,565,000        5,696,724
  University of Arizona University Revenues, Arizona Board of Regents System, Series A,
    FGIC Insured, 5.80%, 6/01/24 ................................................................        2,000,000        2,138,980
  Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
    8/01/33 .....................................................................................        2,000,000        2,111,540
  Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..............           75,000           75,134
  Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
    5.50%, 8/01/21 ..............................................................................        2,015,000        2,193,469
  Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
    7/01/25 .....................................................................................        3,100,000        3,203,571
                                                                                                                       ------------
                                                                                                                        749,617,638
                                                                                                                       ------------
  U.S. TERRITORIES 18.9%
  PUERTO RICO 18.5%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ...................................................................        5,000,000        5,121,850
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ....................        3,355,000        3,456,019
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.00%, 7/01/36 ............................................................................       10,000,000       10,015,300
      5.50%, 7/01/36 ............................................................................        8,550,000        9,037,264
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................       19,600,000       21,489,048
      Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................        5,000,000        5,437,450
  Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .................       15,000,000       15,355,050
  Puerto Rico HFC Revenue,
      MFM, Portfolio A-I, 7.50%, 4/01/22 ........................................................          244,071          245,105
      Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ....................           40,000           40,862
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
      Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ........................        4,990,000        5,031,667
      Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 .................        2,790,000        2,821,946


                                        Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ......................................................      $ 8,190,000     $  8,491,965
      Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................       21,810,000       23,594,930
      Series I, 5.375%, 7/01/34 .................................................................       40,000,000       41,849,600
      Series I, 5.00%, 7/01/36 ..................................................................        7,000,000        7,008,960
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 ............................................................................        3,660,000        3,792,675
      Pre-Refunded, 5.50%, 8/01/29 ..............................................................       11,340,000       12,312,178
                                                                                                                       ------------
                                                                                                                        175,101,869
                                                                                                                       ------------
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
    10/01/13 ....................................................................................        2,500,000        2,595,425
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
    7/01/17 .....................................................................................        1,500,000        1,519,545
                                                                                                                       ------------
                                                                                                                          4,114,970
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES ........................................................................                       179,216,839
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $891,879,212) ...............................................                       928,834,477
                                                                                                                       ------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  U.S. TERRITORIES 0.3%
  PUERTO RICO 0.3%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.16%, 12/01/15 ........................................................        1,200,000        1,200,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ................................        2,100,000        2,100,000
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,300,000) ................................................                         3,300,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $895,179,212) 98.2% ...................................................                       932,134,477
  OTHER ASSETS, LESS LIABILITIES 1.8% ...........................................................                        16,770,886
                                                                                                                       ------------
  NET ASSETS 100.0% .............................................................................                      $948,905,363
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.2%
  MUNICIPAL BONDS 99.2%
  COLORADO 96.0%
  Arapahoe County MFR, Housing Development Reserve South Creek, Series A, FSA Insured,
    6.45%, 6/01/32 .............................................................................     $  3,105,000      $  3,261,399
  Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
    12/01/32 ...................................................................................       15,000,000        15,548,100
  Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
     10/01/32 ..................................................................................        1,690,000         1,776,511
     10/01/40 ..................................................................................        8,200,000         8,585,482
  Arvada IDR, Wanco Inc. Project,
     5.25%, 12/01/07 ...........................................................................           45,000            45,288
     5.80%, 12/01/17 ...........................................................................          480,000           492,158
  Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 .....................................        4,935,000         5,303,496
  Aurora Sewer Improvement Revenue, first lien, MBIA Insured, 5.00%, 8/01/29 ...................        7,285,000         7,560,810
  Boulder County Development Revenue, University Corp. for Atmospheric Research,
    MBIA Insured, 5.00%, 9/01/33 ...............................................................        1,500,000         1,537,845
  Boulder County Hospital Revenue, Longmont United Hospital Project,
     5.50%, 12/01/12 ...........................................................................        1,000,000         1,014,800
     5.60%, 12/01/17 ...........................................................................        3,385,000         3,437,129
  Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 .....................        2,500,000         2,565,925
  Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ..........        8,655,000         9,046,639
  Broomfield COP,
     AMBAC Insured, 6.00%, 12/01/29 ............................................................        2,000,000         2,139,800
     Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 .........................        1,535,000         1,621,605
  Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
    5.00%, 12/01/27 ............................................................................       10,000,000        10,278,600
  Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
    12/01/31 ...................................................................................        7,500,000         7,683,525
  Centennial Downs Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/28 .........        1,560,000         1,606,753
  Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ......................        6,915,000         7,103,503
  Colorado Educational and Cultural Facilities Authority Revenue,
     Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
       7/01/27 .................................................................................        6,545,000         6,717,003
     Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
       7/01/32 .................................................................................       10,005,000        10,230,513
     University of Denver Project, AMBAC Insured, Pre-Refunded, 5.375%, 3/01/23 ................        2,065,000         2,209,837
     University of Denver Project, Refunding, Series B, FGIC Insured, 5.25%, 3/01/35 ...........        3,250,000         3,432,390
  Colorado Health Facilities Authority Revenue,
     Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 ..........................        1,615,000         1,618,085
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ....................................        1,800,000         1,818,126
     Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 .............           94,000            94,177
     Covenant Retirement Communities, 6.75%, 12/01/15 ..........................................        1,750,000         1,788,080
     Covenant Retirement Communities, 6.75%, 12/01/25 ..........................................        4,950,000         5,057,712
     Evangelical Lutheran, Series A, 5.25%, 6/01/34 ............................................        3,500,000         3,582,495
     Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 .........................          890,000           907,088
     Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 .........................        1,000,000         1,008,760
     Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
       Pre-Refunded, 5.75%, 5/15/24 ............................................................        5,000,000         5,326,800
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .........................................        8,000,000         8,171,520


                                        Quarterly Statements of Investments | 13

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Colorado Health Facilities Authority Revenue, (continued)
     Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 ....................................     $    175,000      $    175,305
     Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ...................................          885,000           886,690
     Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ......................................        1,660,000         1,679,057
     Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ......................................        1,615,000         1,627,387
     Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 ...............................        2,500,000         2,862,050
     Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 ................................        5,500,000         6,263,015
  Colorado HFAR,
     MF, Project II, Series A-2, 5.30%, 10/01/23 ...............................................        1,645,000         1,694,399
     MF, Project II, Series A-2, 5.375%, 10/01/32 ..............................................        3,605,000         3,672,269
     MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ................................        2,630,000         2,731,597
     MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ............................        1,000,000         1,026,010
  Colorado Housing and Finance Authority Revenue, MFH Insured Mortgage, Series C-3, 6.05%,
    10/01/32 ...................................................................................        1,535,000         1,584,396
  Colorado Springs Hospital Revenue,
     6.375%, 12/15/30 ..........................................................................        3,785,000         4,110,131
     Pre-Refunded, 6.375%, 12/15/30 ............................................................        3,715,000         4,144,045
  Colorado Springs Utilities Revenue,
     Refunding and Improvement, Series A, 5.375%, 11/15/26 .....................................       10,000,000        10,214,900
     sub. lien, System, Series B, FSA Insured, 5.00%, 11/15/35 .................................        5,000,000         5,171,050
     sub. lien, System Improvement, Series B, 5.00%, 11/15/33 ..................................        4,000,000         4,107,400
  Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
     6.15%, 9/01/11 ............................................................................          125,000           125,215
     6.30%, 9/01/14 ............................................................................           25,000            25,045
  Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
    Series A, FGIC Insured, 5.80%, 11/01/20 ....................................................        2,000,000         2,150,700
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
     Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ................       10,475,000        10,802,344
     East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ...........        2,590,000         2,690,699
     Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ..........................        5,000,000         5,170,200
a Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 ............................................       13,975,000        14,331,502
  Denver City and County Airport Revenue,
     Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ......................................        4,500,000         4,720,230
     Refunding, Series B, 5.50%, 11/15/33 ......................................................        5,000,000         5,036,250
     Series D, 7.75%, 11/15/13 .................................................................        1,000,000         1,132,650
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ...........       12,500,000        13,539,500
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured, 5.00%,
    12/01/30 ...................................................................................       15,000,000        15,466,050
  Denver Health and Hospital Authority Healthcare Revenue,
     Refunding, Series A, 6.25%, 12/01/33 ......................................................        3,250,000         3,511,885
     Series A, 6.00%, 12/01/23 .................................................................        1,000,000         1,054,340
     Series A, 6.00%, 12/01/31 .................................................................        5,400,000         5,601,366
  Douglas County School District No. RE-1 Douglas and Elbert Counties GO, Improvement,
    Series B, FSA Insured, 5.00%, 12/15/30 .....................................................        2,335,000         2,410,210
  Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
    11/01/35 ...................................................................................        2,640,000         2,725,879


14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  E-470 Public Highway Authority Revenue,
     Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 ..........................     $  3,000,000      $    705,510
     Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 ..........................        7,800,000         1,940,718
     Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 ..........................       14,075,000         3,124,087
     Refunding, Senior Series A, MBIA Insured, 5.00%, 9/01/26 ..................................        5,000,000         5,105,950
     Senior Series A, MBIA Insured, 5.75%, 9/01/29 .............................................        4,575,000         4,968,862
     Senior Series A, MBIA Insured, 5.75%, 9/01/35 .............................................       10,825,000        11,756,924
  El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
    12/20/32 ...................................................................................        1,890,000         1,929,784
  El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 .......................        4,000,000         4,178,040
  El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ......................        1,500,000         1,642,785
  Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 ......................        5,325,000         5,399,710
  Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
     12/01/19 ..................................................................................        1,500,000         1,615,020
     12/01/24 ..................................................................................        1,000,000         1,076,680
  Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ..............        1,000,000         1,026,700
  La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
     5.75%, 4/01/14 ............................................................................        2,090,000         2,139,387
     6.00%, 4/01/19 ............................................................................        1,000,000         1,033,270
     6.10%, 4/01/24 ............................................................................        1,000,000         1,030,750
  Logan County School District No. RE-1 Valley Sterling GO, MBIA Insured, 5.00%,
    12/15/30 ...................................................................................        6,470,000         6,698,067
  Northwest Parkway Public Highway Authority Revenue, Series A,
     AMBAC Insured, 5.125%, 6/15/26 ............................................................        7,550,000         7,845,356
     AMBAC Insured, 5.125%, 6/15/31 ............................................................        4,465,000         4,615,158
     FSA Insured, 5.25%, 6/15/41 ...............................................................        3,460,000         3,597,916
  Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured, 5.375%, 12/01/30 ..........        2,940,000         3,091,028
  Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
    11/01/21 ...................................................................................        4,300,000         4,702,136
  Pueblo County COP, Public Parking, 6.90%, 7/01/15 ............................................          385,000           385,316
  Pueblo County GO, MBIA Insured, Pre-Refunded, 6.00%, 6/01/16 .................................        4,395,000         4,395,000
  Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
    12/01/19 ...................................................................................        3,995,000         4,298,580
  Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
    Refunding, 7.875%, 9/01/08 .................................................................        2,750,000         3,002,340
  Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
    Renewal, MBIA Insured, 5.00%, 12/01/29 .....................................................        6,100,000         6,300,141
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 .............................        7,010,000         7,239,998
  University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 ..........................        6,070,000         6,239,232
  University of Colorado Hospital Authority Revenue, Series A,
      5.60%, 11/15/25 ..........................................................................        1,900,000         1,955,518
    a 5.00%, 11/15/37 ..........................................................................        2,000,000         1,981,160
    a 5.25%, 11/15/39 ..........................................................................        3,000,000         3,053,400
  University of Northern Colorado Revenue,
      Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
        6/01/31 ................................................................................        3,000,000         3,058,290
      FSA Insured, 5.00%, 6/01/30 ..............................................................        4,580,000         4,734,071


                                        Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ...................     $  5,000,000      $  5,380,550
  Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ............................        1,555,000         1,630,402
                                                                                                                       ------------
                                                                                                                        417,893,556
                                                                                                                       ------------
  U.S. TERRITORIES 3.2%
  PUERTO RICO 2.0%
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
     7/01/22 ...................................................................................        1,335,000         1,359,591
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ......................................................        2,120,000         2,198,164
     Series I, 5.375%, 7/01/34 .................................................................        5,000,000         5,231,200
                                                                                                                       ------------
                                                                                                                          8,788,955
                                                                                                                       ------------
  VIRGIN ISLANDS 1.2%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 ...........................................................................        2,500,000         2,596,150
     5.50%, 10/01/22 ...........................................................................        2,500,000         2,579,150
                                                                                                                       ------------
                                                                                                                          5,175,300
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES .......................................................................                         13,964,255
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $413,164,376) ..............................................                        431,857,811
                                                                                                                       ------------
  SHORT TERM INVESTMENTS 1.1%
  MUNICIPAL BONDS 1.1%
  COLORADO 0.6%
b Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal Bond
    Program, Daily VRDN and Put, 3.57%, 2/01/35 ................................................        1,100,000         1,100,000
b Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 3.42%,
    11/01/29 ...................................................................................        1,400,000         1,400,000
                                                                                                                       ------------
                                                                                                                          2,500,000
                                                                                                                       ------------
  U.S. TERRITORIES 0.5%
  PUERTO RICO 0.5%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 3.16%, 12/01/15 .........................................        1,709,000         1,709,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ...............................          400,000           400,000
                                                                                                                       ------------
                                                                                                                          2,109,000
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,609,000) ...............................................                          4,609,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $417,773,376) 100.3% .................................................                        436,466,811
  OTHER ASSETS, LESS LIABILITIES (0.3)% ........................................................                         (1,096,147)
                                                                                                                       ------------
  NET ASSETS 100.0% ............................................................................                       $435,370,664
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  MUNICIPAL BONDS 97.4%
  CONNECTICUT 76.6%
  Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 .........................     $  1,000,000      $  1,091,600
  Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
    5.125%, 10/01/26 ...........................................................................        3,000,000         3,076,380
  Connecticut State Development Authority First Mortgage Gross Revenue, Health Care  Project,
     5.75%, 12/01/23 ...........................................................................          750,000           773,903
     Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 ....................        2,000,000         2,129,080
     Church Homes Inc., Refunding, 5.80%, 4/01/21 ..............................................        4,000,000         4,077,360
     Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 .............................        1,100,000         1,107,799
  Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
    Series A, 5.85%, 9/01/28 ...................................................................        5,500,000         5,787,045
  Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
    Refunding, Radian Insured, 5.00%, 9/01/21 ..................................................        2,000,000         2,031,900
  Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic
    Co. Project,
     6.15%, 4/01/35 ............................................................................        1,000,000         1,031,140
     6.00%, 9/01/36 ............................................................................       10,000,000        10,227,200
  Connecticut State GO,
     Series A, FSA Insured, 4.75%, 12/15/22 ....................................................        1,000,000         1,025,830
     Series B, 5.00%, 6/15/22 ..................................................................        2,000,000         2,071,480
     Series B, FSA Insured, 5.00%, 5/01/26 .....................................................        3,040,000         3,172,635
     Series B, Pre-Refunded, 5.00%, 6/15/20 ....................................................       10,000,000        10,581,900
  Connecticut State Health and Educational Facilities Authority Revenue,
     Abbot Terrace Health Center Project, Series A, Pre-Refunded, 6.00%, 11/01/14 ..............        2,000,000         2,059,280
     Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ..................................        5,000,000         5,114,300
     Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 .............................        3,250,000         3,461,737
     Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ...................        1,250,000         1,331,025
     Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ....................        1,000,000         1,027,880
     Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 .....................        1,000,000         1,072,080
     Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ................        3,500,000         3,708,390
     Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
       7/01/25 .................................................................................        3,215,000         3,466,574
     Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
       7/01/30 .................................................................................        2,500,000         2,548,050
     Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
       7/01/25 .................................................................................        5,980,000         6,551,568
     Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ................        2,500,000         2,636,800
     Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 ................        8,000,000         8,495,360
     Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ..............................        3,000,000         3,175,920
     Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 ..................................        4,210,000         4,330,153
     Greenwich Hospital Issue, Series A, MBIA Insured, Pre-Refunded, 5.80%, 7/01/26 ............        2,000,000         2,042,840
     Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ...........................        3,680,000         3,784,954
     Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ....................        1,000,000         1,056,550
     Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ...........................        3,000,000         3,030,180
     Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ............................        3,200,000         3,212,384
     Lutheran General Health Care System, ETM, 7.375%, 7/01/19 .................................          475,000           568,551


                                        Quarterly Statements of Investments | 17

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT (CONTINUED)
  Connecticut State Health and Educational Facilities Authority Revenue, (continued)
     New Horizons Village Project, 7.30%, 11/01/16 .............................................     $  2,905,000      $  2,939,715
     Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 .............................        1,675,000         1,727,679
     Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ..............        4,000,000         4,045,360
     Sacred Heart University, Series C, 6.50%, 7/01/16 .........................................          235,000           239,973
     Sacred Heart University, Series C, 6.625%, 7/01/26 ........................................          785,000           801,516
     Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ...........................          765,000           781,807
     Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 ..........................        6,215,000         6,352,041
     Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 ...........................        1,000,000         1,045,020
     Series B, MBIA Insured, 5.00%, 7/01/33 ....................................................        2,000,000         2,062,380
     St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..................................        4,615,000         4,364,036
     Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 ..................................        5,425,000         5,604,839
     Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ...................................        1,855,000         1,924,767
     University of Connecticut Foundation, Series A, 5.375%, 7/01/29 ...........................        1,250,000         1,296,263
     Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 ....................        1,000,000         1,029,970
     Westover School, Series A, Radian Insured, 5.70%, 7/01/30 .................................        2,000,000         2,130,360
     William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 .........................        4,720,000         4,858,579
     Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 .............................        5,000,000         5,048,200
     Yale New Haven Hospital, Series H, MBIA Insured, Pre-Refunded, 5.70%, 7/01/25 .............        4,000,000         4,086,040
     Yale University, Series Y-1, 5.00%, 7/01/35 ...............................................       15,000,000        15,575,700
  Connecticut State HFAR,
     Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ..............        1,840,000         1,867,140
     Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ...............................        2,715,000         2,795,065
     Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 .............................        1,500,000         1,530,555
     Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 ..........................        4,650,000         4,671,157
     Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 ........        1,000,000         1,046,390
     Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 ........        1,000,000         1,032,000
  Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
    Loan Program, Series A,
     AMBAC Insured, 6.00%, 11/15/18 ............................................................          690,000           692,505
     MBIA Insured, 5.50%, 11/15/17 .............................................................          915,000           925,349
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
     Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 .....................................        1,000,000         1,076,690
     Series B, AMBAC Insured, 5.00%, 12/01/20 ..................................................        5,000,000         5,219,350
     Series B, AMBAC Insured, 5.00%, 12/01/22 ..................................................        1,000,000         1,038,690
  Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
    Series A, MBIA Insured, 5.00%,
     11/15/24 ..................................................................................        3,315,000         3,456,849
     11/15/30 ..................................................................................        5,000,000         5,194,400
     8/15/35 ...................................................................................        6,750,000         6,986,182
  New Haven GO, Series C, MBIA Insured,
     5.00%, 11/01/22 ...........................................................................        2,975,000         3,107,685
     ETM, 5.00%, 11/01/22 ......................................................................           25,000            27,105


18 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT (CONTINUED)
a South Central Regional Water Authority Water System Revenue, Eighteenth Series B-1,
    MBIA Insured, 5.00%, 8/01/26 ...............................................................     $  3,500,000      $  3,632,685
  South Regional Water Authority Water System Revenue, Series A, MBIA Insured, 5.00%,
    8/01/33 ....................................................................................        6,000,000         6,196,260
  University of Connecticut Revenue, Student Fee,
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ........................................       10,000,000        10,409,300
     Series A, 5.00%, 5/15/23 ..................................................................       10,000,000        10,400,700
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 .....................................        1,500,000         1,654,200
                                                                                                                       ------------
                                                                                                                        249,734,330
                                                                                                                       ------------
  U.S. TERRITORIES 20.8%
  PUERTO RICO 18.9%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ..................................................................        4,000,000         4,097,480
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ................................................        1,165,000         1,242,764
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ................................................        1,000,000         1,074,460
     Refunding, FSA Insured, 5.125%, 7/01/30 ...................................................          835,000           864,525
     Series A, 5.00%, 7/01/29 ..................................................................        1,000,000         1,003,920
     Series A, 5.125%, 7/01/31 .................................................................        3,195,000         3,233,979
     Series A, 5.00%, 7/01/33 ..................................................................        1,000,000         1,001,730
     Series A, 5.00%, 7/01/34 ..................................................................          750,000           750,960
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ......................................        3,000,000         3,201,870
     Series A, Pre-Refunded, 5.125%, 7/01/31 ...................................................        1,000,000         1,066,750
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, 5.00%, 7/01/38 .......................................................        2,500,000         2,499,900
     Series G, 5.00%, 7/01/33 ..................................................................        1,000,000         1,001,730
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ..............................................................        5,000,000         5,188,200
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, 5.25%, 7/01/29 ....................................................       13,000,000        13,755,560
     Series II, 5.25%, 7/01/31 .................................................................        1,000,000         1,023,670
     Series RR, XLCA Insured, 5.00%, 7/01/30 ...................................................        1,000,000         1,030,110
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .......        3,595,000         3,607,906
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..................        1,000,000         1,018,380
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ......................................................        1,995,000         2,068,556
     Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................        6,005,000         6,496,449
     Series I, 5.00%, 7/01/36 ..................................................................        1,000,000         1,001,280
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ...............................................................        5,000,000         5,336,950
                                                                                                                       ------------
                                                                                                                         61,567,129
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.9%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 ..................................................................................     $  2,500,000      $  2,595,425
     10/01/22 ..................................................................................        2,500,000         2,579,150
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/21 ....................................................................................        1,000,000           986,690
                                                                                                                       ------------
                                                                                                                          6,161,265
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES .......................................................................                         67,728,394
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $306,454,743) ..............................................                        317,462,724
                                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $7,800,000) 2.4%
  MUNICIPAL BOND 2.4%
  CONNECTICUT 2.4%
b Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
    Series V-1, Daily VRDN and Put, 3.45%, 7/01/36 .............................................        7,800,000         7,800,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $314,254,743) 99.8% ..................................................                        325,262,724
  OTHER ASSETS, LESS LIABILITIES 0.2% ..........................................................                            802,448
                                                                                                                       ------------
  NET ASSETS 100.0% ............................................................................                       $326,065,172
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.5%
  MUNICIPAL BONDS 97.5%
  U.S. TERRITORIES 97.5%
  GUAM 5.6%
  Guam International Airport Authority Revenue,
     Series A, MBIA Insured, 5.25%, 10/01/20 ...................................................     $  1,725,000     $   1,845,905
     Series A, MBIA Insured, 5.25%, 10/01/22 ...................................................          700,000           746,788
     Series B, MBIA Insured, 5.25%, 10/01/22 ...................................................        1,000,000         1,066,840
     Series B, MBIA Insured, 5.25%, 10/01/23 ...................................................        1,000,000         1,065,540
     Series C, MBIA Insured, 5.25%, 10/01/21 ...................................................        5,000,000         5,163,300
     Series C, MBIA Insured, 5.00%, 10/01/23 ...................................................        5,000,000         5,107,250
  Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
     5.125%, 10/01/29 ..........................................................................        1,975,000         2,059,431
     5.25%, 10/01/34 ...........................................................................        7,000,000         7,310,660
                                                                                                                      -------------
                                                                                                                         24,365,714
                                                                                                                      -------------
  PUERTO RICO 77.7%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.50%, 5/15/39 ..................................................................        5,000,000         5,121,850
  Puerto Rico Commonwealth GO, Public Improvement,
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ................................................        3,000,000         3,223,380
     Series A, 5.375%, 7/01/28 .................................................................        1,300,000         1,339,143
     Series A, 5.00%, 7/01/29 ..................................................................        4,500,000         4,517,640
     Series A, 5.00%, 7/01/34 ..................................................................        5,000,000         5,006,400
     Series A, FGIC Insured, 5.125%, 7/01/31 ...................................................        3,315,000         3,436,793
     Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 .....................................        1,685,000         1,797,474
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    5.50%, 7/01/36 .............................................................................       11,850,000        12,525,331
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series H, 5.00%, 7/01/35 .......................................................          100,000           100,114
     Refunding, Series K, 5.00%, 7/01/30 .......................................................        1,000,000         1,002,860
     Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................       10,000,000        10,963,800
     Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................       11,990,000        13,039,005
     Series J, 5.00%, 7/01/34 ..................................................................        1,000,000         1,001,280
     Series K, 5.00%, 7/01/35 ..................................................................        5,815,000         5,823,199
     Series K, 5.00%, 7/01/40 ..................................................................        9,500,000         9,484,230
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
    ETM, 5.50%, 10/01/32 .......................................................................       10,000,000        10,681,900
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
     Refunding, Series C, AMBAC Insured, 5.50%, 7/01/23 ........................................        1,000,000         1,131,050
     Refunding, Series C, AMBAC Insured, 5.50%, 7/01/27 ........................................        2,250,000         2,560,793
     Refunding, Series C, FGIC Insured, 5.50%, 7/01/21 .........................................        5,000,000         5,612,900
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 .....................................        9,000,000         9,277,200
     Series B, 5.00%, 7/01/37 ..................................................................       15,000,000        15,010,200
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 ..............................................................       20,000,000        20,752,800


                                        Quarterly Statements of Investments | 21

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Electric Power Authority Power Revenue,
     Refunding, Series SS, MBIA Insured, 5.00%, 7/01/23 ........................................     $  4,900,000     $   5,121,529
     Series HH, FSA Insured, 5.25%, 7/01/29 ....................................................        1,605,000         1,698,283
     Series II, 5.25%, 7/01/31 .................................................................       15,500,000        15,866,885
     Series II, FSA Insured, 5.125%, 7/01/26 ...................................................        1,000,000         1,049,200
     Series NN, 5.125%, 7/01/29 ................................................................        5,125,000         5,208,332
     Series NN, MBIA Insured, 5.00%, 7/01/32 ...................................................        4,000,000         4,112,560
     Series RR, FGIC Insured, 5.00%, 7/01/35 ...................................................        5,670,000         5,883,362
     Series RR, XLCA Insured, 5.00%, 7/01/30 ...................................................        1,725,000         1,776,940
  Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 ......................................       10,000,000         9,962,900
  Puerto Rico HFC Revenue,
     HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 .........................................       10,815,000        10,955,054
     MFM, Portfolio A-I, 7.50%, 10/01/15 .......................................................           90,000            90,112
     MFM, Portfolio A-I, 7.50%, 4/01/22 ........................................................          340,000           340,146
     Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ....................        2,060,000         2,104,372
  Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
    First Portfolio, 6.25%, 4/01/29 ............................................................        1,915,000         1,929,937
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ...................................          900,000           948,231
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
     Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ........................        2,500,000         2,522,750
     Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 .........................          500,000           504,685
     Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 .................        8,445,000         8,541,695
     Mennonite General Hospital Project, 5.625%, 7/01/17 .......................................          710,000           661,457
     Mennonite General Hospital Project, 5.625%, 7/01/27 .......................................        1,950,000         1,723,040
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Municipal Government, 5.625%, 7/01/15 ............................................        6,550,000         6,685,388
     Guaynabo Municipal Government, 5.625%, 7/01/22 ............................................        3,160,000         3,218,207
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ..............................................        1,250,000         1,254,488
     Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ..............................................        4,120,000         4,131,454
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue,
     Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ......................        2,000,000         2,079,300
     Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 .......................        7,850,000         7,973,637
     Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...........................        5,970,000         6,521,867
     International American University of Puerto Rico Project, MBIA Insured, 4.25%,
       10/01/24 ................................................................................        1,000,000           979,980
     International American University of Puerto Rico Project, MBIA Insured, 4.375%,
       10/01/25 ................................................................................        1,000,000           991,570
     International American University of Puerto Rico Project, MBIA Insured, 4.50%,
       10/01/29 ................................................................................        3,750,000         3,685,950
     University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..........................        6,000,000         6,110,280


22 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, Pre-Refunded, 5.50%,
    8/01/23 ....................................................................................     $  7,400,000     $   7,872,490
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
     8/01/27 ...................................................................................        5,500,000         5,652,075
     8/01/30 ...................................................................................       12,000,000        12,390,840
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ......................................................        3,430,000         3,556,464
     Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................        9,070,000         9,812,289
     Series I, 5.25%, 7/01/33 ..................................................................        4,500,000         4,612,860
     Series I, 5.375%, 7/01/34 .................................................................        5,000,000         5,231,200
     Series I, 5.00%, 7/01/36 ..................................................................        4,000,000         4,005,120
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...................        1,250,000         1,251,788
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
     Series A, Pre-Refunded, 5.00%, 6/01/26 ....................................................        2,865,000         2,962,954
     Series E, 5.50%, 8/01/29 ..................................................................        2,155,000         2,233,119
     Series E, Pre-Refunded, 5.50%, 8/01/29 ....................................................        6,845,000         7,431,822
                                                                                                                      -------------
                                                                                                                        335,055,954
                                                                                                                      -------------
  VIRGIN ISLANDS 14.2%
  Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
     6.45%, 3/01/16 ............................................................................          160,000           160,947
     6.50%, 3/01/25 ............................................................................          390,000           392,625
  Virgin Islands PFAR,
     Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ...........................        5,000,000         5,133,200
     Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...........................        9,220,000         9,376,279
     Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ...................        2,500,000         2,537,225
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ........................        3,000,000         3,099,000
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ........................        6,750,000         6,963,705
     senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .......................        3,950,000         4,077,862
     senior lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24 ...........................        2,000,000         2,055,480
  Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
     5.25%, 9/01/18 ............................................................................        3,930,000         4,090,108
     5.00%, 9/01/23 ............................................................................       10,000,000        10,216,300
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ...................................................................................        4,175,000         4,116,341
     7/01/21 ...................................................................................        1,000,000           986,690
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     5.25%, 7/01/12 ............................................................................        4,000,000         4,050,960
     5.50%, 7/01/17 ............................................................................        4,000,000         4,052,120
                                                                                                                      -------------
                                                                                                                         61,308,842
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $408,615,198) ..............................................                        420,730,510
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $3,250,000) 0.8%
  MUNICIPAL BOND 0.8%
  U.S. TERRITORIES 0.8%
  PUERTO RICO 0.8%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.16%, 12/01/15. ......................................................     $  3,250,000     $   3,250,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $411,865,198) 98.3% ..................................................                        423,980,510
  OTHER ASSETS, LESS LIABILITIES 1.7%. .........................................................                          7,182,803
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $ 431,163,313
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.3%
  MUNICIPAL BONDS 99.3%
  ALABAMA 5.6%
  Alabama State GO, Series A, 4.00%, 9/01/15 ...................................................     $  1,000,000     $     982,510
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B,
    AMBAC Insured,
     4.625%, 8/15/13 ...........................................................................        5,900,000         6,079,773
     4.125%, 2/15/14 ...........................................................................        3,000,000         3,016,440
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured,
     4.50%, 9/01/13 ............................................................................        1,925,000         1,963,461
     4.625%, 9/01/14 ...........................................................................        2,010,000         2,056,954
     4.50%, 9/01/15 ............................................................................        2,100,000         2,130,828
  Huntsville GO, Capital Improvement wts., Series C, AMBAC Insured, 4.00%, 11/01/14 ............        1,000,000           995,730
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
     4.80%, 6/01/13 ............................................................................        2,400,000         2,476,152
     5.00%, 6/01/17 ............................................................................        2,900,000         3,045,609
  Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 ........        2,195,000         2,307,933
  Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ............        2,000,000         2,104,460
  Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ..............................          600,000           647,514
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ................        4,070,000         4,313,712
                                                                                                                      -------------
                                                                                                                         32,121,076
                                                                                                                      -------------
  ARIZONA 4.8%
  Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ..............        5,000,000         5,009,100
  Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
    9/01/16 ....................................................................................        2,505,000         2,715,470
  Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 ...................        5,605,000         5,702,415
  Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
    FGIC Insured, 4.75%, 7/01/12 ...............................................................        4,000,000         4,186,560
  Maricopa County Hospital Revenue, Sun Health Corp., Refunding, 5.00%, 4/01/18 ................        2,000,000         2,045,700
  Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
    7/01/15 ....................................................................................        3,000,000         2,986,380
  Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
    7/01/14 ....................................................................................        1,000,000         1,000,590
  Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ...................................          715,000           718,024
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
     7/01/14 ...................................................................................        1,110,000         1,110,655
     7/01/15 ...................................................................................        1,000,000           995,460
     7/01/16 ...................................................................................        1,000,000           990,160
                                                                                                                      -------------
                                                                                                                         27,460,514
                                                                                                                      -------------
  ARKANSAS 2.0%
  Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
    Corrections, Series B, FSA Insured, 5.00%,
     11/01/17 ..................................................................................        1,955,000         2,076,972
     11/01/19 ..................................................................................        2,065,000         2,177,419
  Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A, 6.20%,
    8/01/17 ....................................................................................        1,105,000         1,155,333
  Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 ............................        2,500,000         2,485,200


                                        Quarterly Statements of Investments | 25

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARKANSAS (CONTINUED)
  University of Arkansas University Revenues,
    Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
     MBIA Insured, 5.00%, 11/01/16 .............................................................     $  1,000,000     $   1,060,490
    Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 .............        2,295,000         2,375,623
                                                                                                                      -------------
                                                                                                                         11,331,037
                                                                                                                      -------------
  CALIFORNIA 6.9%
  California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
    5.125%, 5/01/18 ............................................................................        3,000,000         3,248,970
  California State GO,
     Refunding, 5.00%, 2/01/17 .................................................................        3,000,000         3,131,760
     Various Purpose, 5.25%, 11/01/17 ..........................................................       10,000,000        10,675,100
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
    5.00%, 6/01/12 .............................................................................        1,500,000         1,591,470
  Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
    4.25%, 7/01/17 .............................................................................        6,530,000         6,549,590
  Los Angeles USD, GO, Series A, MBIA Insured,
     4.125%, 7/01/15 ...........................................................................        2,500,000         2,512,900
     4.25%, 7/01/16 ............................................................................        2,500,000         2,516,650
  North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
    Pre-Refunded, 4.00%, 8/01/15 ...............................................................        2,000,000         2,013,780
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
    Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter, 1/15/17 .......................        3,000,000         2,883,090
  Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ..............        2,870,000         3,090,072
  Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 ........................................        1,000,000         1,077,200
                                                                                                                      -------------
                                                                                                                         39,290,582
                                                                                                                      -------------
  COLORADO 4.6%
  Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA Insured,
    4.375%, 9/01/17 ............................................................................       17,000,000        17,043,860
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...........        3,000,000         3,280,260
  Denver City and County Medical Facilities GO, 4.00%, 8/01/16 .................................        6,000,000         5,896,500
                                                                                                                      -------------
                                                                                                                         26,220,620
                                                                                                                      -------------
  CONNECTICUT 0.3%
  Connecticut State HFAR, Housing Mortgage Finance Program, Series C-2, 6.00%,
    11/15/10 ...................................................................................        2,000,000         2,040,440
                                                                                                                      -------------
  FLORIDA 9.5%
  Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ....................        1,000,000         1,028,670
  Collier County School Board COP, Refunding, FSA Insured, 5.00%, 2/15/16 ......................       10,710,000        11,359,669
  Florida State Department of Management Services Division Facilities Management Revenue,
    Florida Facilities Pool, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/17 ................        5,660,000         6,043,012
  Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ..........        3,000,000         3,000,630
  Marion County Public Improvement Revenue, Refunding, MBIA Insured,
     4.20%, 12/01/12 ...........................................................................        1,400,000         1,421,462
     4.30%, 12/01/13 ...........................................................................        1,800,000         1,822,374
  Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 ..................................        1,115,000         1,106,682


26 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Orange County School Board COP, Series B, FGIC Insured, 5.00%,
     8/01/18 ...................................................................................     $  5,150,000     $   5,452,511
     8/01/19 ...................................................................................        5,985,000         6,311,362
  Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
    10/01/14 ...................................................................................        7,000,000         6,950,720
  Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
    Pre-Refunded,
     6.20%, 12/01/08 ...........................................................................          275,000           283,905
     6.30%, 12/01/09 ...........................................................................          580,000           599,059
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ...............................................        1,000,000         1,094,620
     Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 .....................................        4,140,000         4,333,793
     Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 .....................................        3,400,000         3,559,154
                                                                                                                      -------------
                                                                                                                         54,367,623
                                                                                                                      -------------
  GEORGIA 1.2%
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
    12/01/13 ...................................................................................        1,020,000         1,000,263
  South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ..........        2,650,000         2,835,023
  Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
    11/01/07 ...................................................................................        3,105,000         3,109,564
                                                                                                                      -------------
                                                                                                                          6,944,850
                                                                                                                      -------------
  HAWAII 0.5%
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
     Kaiser Permanente, Series A, ETM, 5.10%, 3/01/14 ..........................................        2,500,000         2,602,875
     Kapiolani Health Care, ETM, 5.60%, 7/01/06 ................................................          500,000           500,710
                                                                                                                      -------------
                                                                                                                          3,103,585
                                                                                                                      -------------
  ILLINOIS 0.8%
  Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 ...........................        3,125,000         3,141,906
  Illinois Health Facilities Authority Revenue, Victory Health Services, Series A, 5.25%,
    8/15/09 ....................................................................................        1,170,000         1,168,982
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center, ETM, 5.75%, 7/01/06 .....................................................          270,000           270,432
                                                                                                                      -------------
                                                                                                                          4,581,320
                                                                                                                      -------------
  KENTUCKY 0.4%
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.70%, 10/01/10 ...........................................................................        1,000,000         1,002,050
     5.75%, 10/01/11 ...........................................................................        1,500,000         1,496,460
                                                                                                                      -------------
                                                                                                                          2,498,510
                                                                                                                      -------------
  LOUISIANA 2.7%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/19 ..............................................................       11,000,000        11,537,900
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .................        4,000,000         4,134,080
                                                                                                                      -------------
                                                                                                                         15,671,980
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND 1.4%
  Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
    Refunding, CIFG Insured, 5.00%,
     6/01/19 ...................................................................................     $  1,445,000     $   1,519,244
     6/01/20 ...................................................................................        1,000,000         1,049,720
  Maryland State Health and Higher Educational Facilities Authority Revenue,
     AMBAC Insured, 5.00%, 7/01/15 .............................................................        1,000,000         1,069,690
     Peninsula Regional Medical Center, 5.00%, 7/01/18 .........................................        1,600,000         1,678,704
     Peninsula Regional Medical Center, 5.00%, 7/01/19 .........................................        1,430,000         1,494,422
     Peninsula Regional Medical Center, 5.00%, 7/01/20 .........................................        1,000,000         1,043,400
                                                                                                                      -------------
                                                                                                                          7,855,180
                                                                                                                      -------------
  MASSACHUSETTS 1.9%
  Massachusetts State Development Finance Agency Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ...........        3,000,000         3,247,170
  Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
    first mortgage, Refunding, Series A, 5.50%, 7/01/08 ........................................        1,530,000         1,545,591
  Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
    Project, Refunding, Series A,
     5.15%, 12/01/07 ...........................................................................        2,000,000         2,019,940
     5.20%, 12/01/08 ...........................................................................        2,000,000         2,042,520
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
    10/01/12 ...................................................................................        1,745,000         1,804,975
                                                                                                                      -------------
                                                                                                                         10,660,196
                                                                                                                      -------------
  MICHIGAN 8.6%
  Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
    5.00%, 5/01/17 .............................................................................        3,295,000         3,376,683
  Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
    Hospital, Refunding, Series B, 5.30%, 11/01/07 .............................................          815,000           823,305
  Detroit GO, Series B, FSA Insured, 5.00%,
     4/01/18 ...................................................................................        2,635,000         2,777,027
     4/01/19 ...................................................................................        2,515,000         2,640,297
  Ferris State University Revenue, General,
     AMBAC Insured, Pre-Refunded, 5.00%, 10/01/18 ..............................................          520,000           532,334
     Refunding, AMBAC Insured, 5.00%, 10/01/18 .................................................        2,120,000         2,160,153
  Garden City School District GO, Refunding, FSA Insured, 5.00%,
     5/01/15 ...................................................................................        1,250,000         1,336,063
     5/01/18 ...................................................................................        1,455,000         1,526,339
  Gull Lake Community School District GO, School Building and Site, FSA Insured, 5.00%,
    5/01/16 ....................................................................................        1,000,000         1,056,750
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/16 ...................................................................................        1,925,000         2,027,622
     5/01/17 ...................................................................................        2,025,000         2,127,384
  Michigan Municipal Bond Authority Revenue, School District City of Detroit, FSA Insured,
    5.00%, 6/01/17 .............................................................................       10,000,000        10,524,900
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ................................................        1,200,000         1,296,612


28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%,
    5/01/16 ....................................................................................     $  1,630,000     $   1,716,895
  Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
    MBIA Insured, 4.25%, 9/01/13 ...............................................................        1,245,000         1,266,850
  South Lyon Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/17 ......................        4,385,000         4,629,902
  Wayne-Westland Community Schools GO, Refunding,
     4.50%, 5/01/12 ............................................................................        1,035,000         1,067,996
     4.625%, 5/01/13 ...........................................................................        1,095,000         1,136,566
     FSA Insured, 5.00%, 5/01/16 ...............................................................        2,825,000         2,983,567
  Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ............        4,290,000         4,377,387
                                                                                                                      -------------
                                                                                                                         49,384,632
                                                                                                                      -------------
  MINNESOTA 4.3%
  Chaska ISD No. 112 GO, Refunding, Series A,
     5.00%, 2/01/16 ............................................................................        4,000,000         4,127,720
     FSA Insured, 4.00%, 2/01/14 ...............................................................        2,060,000         2,064,058
  Minneapolis GO, Various Purpose, 5.00%, 12/01/17 .............................................        3,000,000         3,137,490
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
    2/01/17 ....................................................................................       1,000,000         1,022,000
  Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
     2/01/14 ...................................................................................        2,340,000         2,462,101
     2/01/15 ...................................................................................        2,425,000         2,542,782
     2/01/16 ...................................................................................        2,460,000         2,571,881
  Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 .........................        2,215,000         2,289,158
  Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
     4.00%, 2/01/13 ............................................................................        2,070,000         2,077,204
     4.125%, 2/01/14 ...........................................................................        2,175,000         2,187,441
                                                                                                                      -------------
                                                                                                                         24,481,835
                                                                                                                      -------------
  MISSOURI 2.3%
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 ............................        1,675,000         1,709,840
  Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
    MBIA Insured, 5.00%, 3/01/16 ...............................................................        2,000,000         2,114,140
  Lake of the Ozarks Community Bridge Corp. Bridge System Revenue, Pre-Refunded,
     5.00%, 12/01/08 ...........................................................................        1,940,000         1,965,417
     Refunding, 5.00%, 12/01/08 ................................................................        1,060,000         1,060,975
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
     Project, MBIA Insured, 5.00%,
     1/01/17 ...................................................................................        1,500,000         1,590,090
     1/01/19 ...................................................................................        1,000,000         1,056,840
  Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
    MBIA Insured,
     4.375%, 4/01/12 ...........................................................................          335,000           343,697
     4.50%, 4/01/14 ............................................................................          545,000           557,535
     4.60%, 4/01/15 ............................................................................        1,360,000         1,392,994
     4.70%, 4/01/16 ............................................................................        1,165,000         1,195,243
                                                                                                                      -------------
                                                                                                                         12,986,771
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY 5.2%
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
     12/01/29 ..................................................................................     $  2,625,000     $   2,845,894
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
    5.90%, 1/01/15 .............................................................................          830,000           829,958
  New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
    6/15/17 ....................................................................................        5,000,000         5,235,400
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Refunding, Series C, FSA Insured, 4.50%, 12/15/10 .........................................       10,000,000        10,297,000
     Series D, FSA Insured, 5.00%, 6/15/19 .....................................................       10,000,000        10,458,100
                                                                                                                      -------------
                                                                                                                         29,666,352
                                                                                                                      -------------
  NEW YORK 12.9%
  Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 .................        1,560,000         1,646,362
  Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
    FGIC Insured, 5.00%, 12/01/19 ..............................................................        7,000,000         7,382,830
  Middletown City School District GO, Refunding, Series A, FSA Insured, 4.00%, 11/01/15 ........        2,050,000         2,043,583
  MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 ............        2,215,000         2,319,725
  MTA Revenue, Transportation,
     Series C, 5.00%, 11/15/16 .................................................................        1,150,000         1,223,105
     Series F, 5.00%, 11/15/15 .................................................................        1,250,000         1,329,275
  MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 .......................        1,500,000         1,599,720
  New York City GO,
     Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 ........................................            5,000             5,430
     Refunding, Series H, 5.00%, 8/01/17 .......................................................        4,330,000         4,518,225
     Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 .....................................        1,245,000         1,361,059
     Series F, 4.75%, 1/15/16 ..................................................................        3,000,000         3,075,120
     Series H, 5.90%, 8/01/09 ..................................................................          495,000           511,409
     Series H, 5.00%, 8/01/16 ..................................................................        3,000,000         3,140,910
     Series H, Pre-Refunded, 5.90%, 8/01/09 ....................................................            5,000             5,178
     Series I, 5.00%, 8/01/18 ..................................................................       10,000,000        10,399,900
     Series J, 6.00%, 8/01/08 ..................................................................          985,000         1,019,101
     Series J, Pre-Refunded, 6.00%, 8/01/08 ....................................................        2,015,000         2,088,024
     Series O, 5.00%, 6/01/19 ..................................................................        5,000,000         5,198,150
  New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ...............        4,500,000         4,636,440
  New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B, FHA Insured,
    4.25%, 8/01/14 .............................................................................        2,355,000         2,379,045
  New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
     Refunding, Series D, 5.60%, 2/15/07 .......................................................          115,000           116,438
     Series D, MBIA Insured, 5.00%, 8/15/17 ....................................................        2,000,000         2,063,240
  New York State Energy Research and Development Authority PCR, New York State Electric and
    Gas, MBIA Insured, 4.10%, 3/15/15 ..........................................................        7,000,000         6,999,650
  Yonkers GO,
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/17 .........................................        6,435,000         6,822,580
     Series B, FSA Insured, 4.00%, 10/15/16 ....................................................        1,890,000         1,858,437
                                                                                                                      -------------
                                                                                                                         73,742,936
                                                                                                                      -------------


30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA 3.9%
  Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
     8/01/15 ...................................................................................     $    915,000     $     977,870
     8/01/17 ...................................................................................        1,020,000         1,090,084
     8/01/19 ...................................................................................        1,030,000         1,100,771
  Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 .....................................        4,000,000         4,195,920
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series D, 6.00%, 1/01/09 .......................................................          600,000           616,218
     Series D, 6.45%, 1/01/14 ..................................................................        1,000,000         1,083,880
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
    6.50%, 1/01/09 .............................................................................        5,000,000         5,288,700
  Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ..............................        1,275,000         1,334,772
  Wake County GO, Public Improvement, 4.50%, 3/01/14 ...........................................        6,400,000         6,595,392
                                                                                                                      -------------
                                                                                                                         22,283,607
                                                                                                                      -------------
  OHIO 5.8%
  Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
    12/01/14 ...................................................................................        1,000,000         1,005,940
  Allen County GO, AMBAC Insured, 4.75%, 12/01/17 ..............................................        2,180,000         2,251,220
  Cleveland Municipal School District GO, FSA Insured, 5.00%,
     12/01/14 ..................................................................................        1,915,000         2,042,137
     12/01/15 ..................................................................................        1,510,000         1,603,892
     12/01/16 ..................................................................................        1,400,000         1,482,166
  Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
     5.25%, 7/01/08 ............................................................................          575,000           582,285
     5.40%, 7/01/10 ............................................................................          775,000           792,445
     5.50%, 7/01/11 ............................................................................          500,000           511,735
  Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 ..........        1,775,000         1,763,906
  Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 ............................        2,565,000         2,706,383
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 .........................        1,360,000         1,436,677
  Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
    12/01/15 ...................................................................................        2,670,000         2,859,490
  Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured, 4.50%,
    12/01/21 ...................................................................................        2,360,000         2,363,894
  Ohio State Building Authority Revenue, State Facilities, Administration Building
    Fund Project, Refunding, Series B, FSA Insured, 4.00%, 10/01/12 ............................        1,000,000         1,007,190
  Penta Career Center COP, Wood Lucas Sandusky Fulton Ottawa Henry and Hancock Counties,
    FGIC Insured, 4.00%, 4/01/16 ...............................................................        1,685,000         1,627,643
  Southwest Regional Water District Water Revenue, Refunding and Improvement, MBIA Insured,
    4.00%, 12/01/14 ............................................................................        1,020,000         1,018,541
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/14 ....................................................................................        2,000,000         2,154,900
  University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
    6/01/17 ....................................................................................        3,000,000         3,182,760
  Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 ................        1,000,000         1,055,160
  Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ...............................................        1,275,000         1,471,924
                                                                                                                      -------------
                                                                                                                         32,920,288
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OKLAHOMA 0.3%
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
    MBIA Insured,
     5.60%, 3/01/10 ............................................................................     $    775,000     $     801,985
     6.00%, 3/01/15 ............................................................................          700,000           739,228
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    5.75%,8/15/06 ..............................................................................          150,000           150,446
                                                                                                                      -------------
                                                                                                                          1,691,659
                                                                                                                      -------------
  OREGON 4.1%
  Clackamas County Hospital Facility Authority Revenue, Willamette View Inc. Project,
    Refunding, 6.00%, 11/01/06 .................................................................          260,000           261,505
  Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
     11/01/14 ..................................................................................        2,380,000         2,374,883
     11/01/15 ..................................................................................        2,475,000         2,457,675
a Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
    11/01/19 ...................................................................................        2,340,000         2,472,140
  Portland GO, Arena, Refunding, Series B, 5.00%, 6/01/16 ......................................        3,075,000         3,269,432
a Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
     6/15/18 ...................................................................................        3,135,000         3,330,593
     6/15/19 ...................................................................................        3,290,000         3,481,445
  Salem Water and Sewer Revenue,
     MBIA Insured, 4.10%, 6/01/16 ..............................................................        1,035,000         1,035,000
     Refunding, FSA Insured, 4.375%, 6/01/11 ...................................................        2,160,000         2,222,878
     Refunding, FSA Insured, 4.50%, 6/01/12 ....................................................        2,250,000         2,329,987
                                                                                                                      -------------
                                                                                                                         23,235,538
                                                                                                                      -------------
  PENNSYLVANIA 2.1%
  Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
    12/01/13 ...................................................................................        5,000,000         5,076,650
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
    7/01/07 ....................................................................................        1,135,000         1,145,056
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
     9/01/14 ...................................................................................        4,000,000         4,007,280
     9/01/15 ...................................................................................        2,000,000         1,987,680
                                                                                                                      -------------
                                                                                                                         12,216,666
                                                                                                                      -------------
  SOUTH CAROLINA 0.5%
  Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
    AMBAC Insured, 5.25%, 1/01/10 ..............................................................        1,000,000         1,041,870
  Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
    1/01/14 ....................................................................................        2,000,000         1,997,360
                                                                                                                      -------------
                                                                                                                          3,039,230
                                                                                                                      -------------
  TENNESSEE 0.6%
  Tennessee State School Board Authority Revenue, Higher Educational Facilities,
    Second Program, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 ........................        3,425,000         3,640,467
                                                                                                                      -------------


32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS 2.7%
  Edgewood ISD Bexar County GO, Series A, 5.00%,
     2/15/16 ...................................................................................     $  1,225,000     $   1,290,440
     2/15/17 ...................................................................................        1,285,000         1,348,466
  Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
    AMBAC Insured, 5.00%, 9/01/11 ..............................................................        6,000,000         6,344,640
  Laredo ISD Public Facility Corp. Lease Revenue,
     Series A, AMBAC Insured, 5.00%, 8/01/15 ...................................................        1,000,000         1,038,090
     Series C, AMBAC Insured, 5.00%, 8/01/19 ...................................................        1,000,000         1,039,030
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
    11/01/10 ...................................................................................        2,500,000         2,538,225
  Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit,
    Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ......................................        1,500,000         1,635,315
                                                                                                                      -------------
                                                                                                                         15,234,206
                                                                                                                      -------------
  UTAH 0.5%
  Salt Lake County College Revenue,
     Refunding, 5.00%, 10/01/19 ................................................................        2,585,000         2,598,209
     Westminster College Project, 5.50%, 10/01/12 ..............................................          340,000           349,578
                                                                                                                      -------------
                                                                                                                          2,947,787
                                                                                                                      -------------
  WASHINGTON 1.5%
  King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
    12/01/16 ...................................................................................        3,000,000         3,174,270
  Washington State GO, Series A, FSA Insured, 5.00%, 7/01/16 ...................................        4,000,000         4,257,840
  Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Series A,
    AMBAC Insured, Pre-Refunded, 5.70%, 7/01/09 ................................................        1,000,000         1,021,510
                                                                                                                      -------------
                                                                                                                          8,453,620
                                                                                                                      -------------
  WEST VIRGINIA 0.1%
  West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
    5.05%, 7/01/08 .............................................................................          475,000           478,933
                                                                                                                      -------------
  U.S. TERRITORIES 1.3%
  VIRGIN ISLANDS 1.3%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................        4,000,000         4,130,680
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     4.875%, 7/01/06 ...........................................................................          700,000           700,140
     5.00%, 7/01/09 ............................................................................        2,400,000         2,423,016
                                                                                                                      -------------
                                                                                                                          7,253,836
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $562,166,401) ..............................................                        567,805,876
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 1.1%
  MUNICIPAL BONDS 1.1%
  MARYLAND 0.1%
b Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
    Daily VRDN and Put, 3.58%, 7/01/34 .........................................................          500,000           500,000
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN 0.1%
b Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    3.55%, 7/01/33 .............................................................................     $    300,000     $     300,000
                                                                                                                      -------------
  MISSOURI 0.4%
b Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.52%,
     6/01/19 ...................................................................................        2,200,000         2,200,000
                                                                                                                      -------------
  NORTH CAROLINA 0.5%
b Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Health Care,
    Refunding, Series C, Daily VRDN and Put, 3.58%, 1/15/26 ....................................        3,100,000         3,100,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,100,000) ...............................................                          6,100,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $568,266,401) 100.4% .................................................                        573,905,876
  OTHER ASSETS, LESS LIABILITIES (0.4)% ........................................................                         (2,552,186)
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $ 571,353,690
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 69.6%
  MUNICIPAL BONDS 69.6%
  ALABAMA 1.1%
  Etowah County Board of Education Special Tax School Warrants, Refunding, FSA Insured,
    2.60%, 9/01/08 .............................................................................     $    250,000     $     241,840
                                                                                                                      -------------
  CALIFORNIA 1.9%
  California State University at Channel Islands Financing Authority Revenue, Rental Housing
    and Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 ...........................          430,000           423,821
                                                                                                                      -------------
  COLORADO 1.6%
  Strasburg School District No. 31J GO, MBIA Insured, zero cpn.,
     12/01/07 ..................................................................................          220,000           208,221
     12/01/08 ..................................................................................          170,000           153,893
                                                                                                                      -------------
                                                                                                                            362,114
                                                                                                                      -------------
  FLORIDA 0.5%
  Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%, 12/01/06 ................          100,000            98,844
                                                                                                                      -------------
  KENTUCKY 0.3%
  Breathitt County Justice Center Corp. Revenue, Justice Center Project, MBIA Insured, 3.00%,
    10/01/06 ...................................................................................           55,000            54,850
                                                                                                                      -------------
  LOUISIANA 4.7%
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/09 ..............................................................        1,000,000         1,034,740
                                                                                                                      -------------
  MICHIGAN 0.5%
  Commerce Charter Township Michigan GO, Special Assessment, Series A, FSA Insured, 2.50%,
    10/01/06 ...................................................................................          100,000            99,496
                                                                                                                      -------------
  MISSOURI 1.1%
  Platte County COP, Public Improvements, 2.40%, 10/01/08 ......................................          200,000           191,594
  Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ...................................           50,000            50,102
                                                                                                                      -------------
                                                                                                                            241,696
                                                                                                                      -------------
  NEVADA 7.8%
  Henderson Local ID Special Assessment,
     No. T-1, Lake Las Vegas, Refunding, Senior Series A-1, FSA Insured, 3.75%, 8/01/09 ........        1,245,000         1,247,527
     No. T-6, Limited Obligation, Refunding, Senior Series A, FSA Insured, 2.85%, 11/01/09 .....          280,000           266,552
  Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 .....................          210,000           201,816
                                                                                                                      -------------
                                                                                                                          1,715,895
                                                                                                                      -------------
  NEW YORK 24.5%
  New York State Dormitory Authority Revenues,
     Hospital, Maimonides, MBIA Insured, 3.50%, 8/01/09 ........................................          300,000           296,517
     Hospital, Mortgage, Refunding, Series A, FHA Insured, 5.00%, 8/15/09 ......................          750,000           777,480
     Non State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
       11/01/11 ................................................................................          750,000           781,530
  New York State Urban Development Corp. Correctional and Youth Facilities Service Revenue,
    Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 ............................................          400,000           401,056
  New York State Urban Development Corp. Revenue, State Personal Income Tax,
    Series C-1 Empire State, 2.80%, 12/15/09 ...................................................          245,000           233,990


                                        Quarterly Statements of Investments | 35

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Rockland County GO, RAN, 4.50%, 3/22/07 ......................................................     $  1,000,000     $   1,006,540
  Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 .......................        1,000,000         1,001,920
  Yonkers GO, Refunding, Series B, MBIA Insured, 3.00%, 8/01/06 ................................          905,000           904,004
                                                                                                                      -------------
                                                                                                                          5,403,037
                                                                                                                      -------------
  OHIO 7.7%
  Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured, 2.50%,
    5/15/08 ....................................................................................          500,000           483,785
  Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 ....................          370,000           355,426
  Sugarcreek Local School District GO, School Improvement, Refunding, MBIA Insured, 2.00%,
    12/01/06 ...................................................................................          500,000           494,295
  Warren GO, AMBAC Insured, 2.00%, 12/01/06 ....................................................          365,000           360,835
                                                                                                                      -------------
                                                                                                                          1,694,341
                                                                                                                      -------------
  OKLAHOMA 0.5%
  Oklahoma County ISD No. 12 Edmond GO, Building, 2.25%, 7/01/06 ...............................          100,000            99,857
                                                                                                                      -------------
  OREGON 0.5%
  Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ...............          105,000           102,181
                                                                                                                      -------------
  PENNSYLVANIA 1.8%
  Lehigh County IDA, PCR, Electrical Utilities Corp. Project, Refunding, AMBAC Insured,
    3.125%, 11/01/08 ...........................................................................          150,000           147,302
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 .........          250,000           242,130
                                                                                                                      -------------
                                                                                                                            389,432
                                                                                                                      -------------
  RHODE ISLAND 0.4%
  Rhode Island Housing and Mortgage Financial Corp. Revenue, Home Ownership Opportunity,
    Series 44 A, 2.40%, 10/01/07 ...............................................................          100,000            97,412
                                                                                                                      -------------
  SOUTH DAKOTA 1.6%
  South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ...........................................          375,000           361,013
                                                                                                                      -------------
  UTAH 0.8%
  Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 .....................          180,000           173,214
                                                                                                                      -------------
  VIRGINIA 2.1%
  Virginia State Public School Authority Revenue, School Financing 1997, Refunding, Series C,
    5.00%, 8/01/08 .............................................................................          455,000           467,412
                                                                                                                      -------------
  WASHINGTON 5.7%
  Burlington Sewer Revenue, Refunding, MBIA Insured, 2.50%, 9/01/06 ............................          200,000           199,208
  Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09 .........        1,000,000           863,080
  Yakima Tieton Irrigation District Revenue, Refunding, FSA Insured, 2.50%, 6/01/06 ............          200,000           200,000
                                                                                                                      -------------
                                                                                                                          1,262,288
                                                                                                                      -------------
  WEST VIRGINIA 0.9%
  West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia University
    Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 ...........................................          205,000           201,398
                                                                                                                      -------------
  U.S. TERRITORIES 3.6%
  GUAM 1.0%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .......          240,000           229,478
                                                                                                                      -------------


36 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO 2.6%
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11 .......     $    545,000     $     561,165
                                                                                                                      -------------
  TOTAL U.S. TERRITORIES .......................................................................                            790,643
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $15,487,242) ...............................................                         15,315,524
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 29.8%
  MUNICIPAL BONDS 29.8%
  GEORGIA 10.9%
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.55%,
    11/01/41 ...................................................................................        2,400,000         2,400,000
                                                                                                                      -------------
  ILLINOIS 4.5%
  Chicago GO, Tender Notes, Mandatory Put 12/07/06, 3.37%, 2/02/07 .............................        1,000,000           998,560
                                                                                                                      -------------
  MASSACHUSETTS 0.9%
a Massachusetts State GO, Consolidated Loan, Series A, Daily VRDN and Put, 3.60%,
    3/01/26 ....................................................................................          200,000           200,000
                                                                                                                      -------------
  NEW JERSEY 2.9%
  New Jersey State GO, TRAN, Series A, 4.00%, 6/23/06 ..........................................          630,000           630,164
                                                                                                                      -------------
  NEW YORK 3.4%
  Syracuse GO, RAN, Series C, 4.00%, 6/30/06 ...................................................          750,000           750,262
                                                                                                                      -------------
  OHIO 0.9%
a Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
    Series C, Daily VRDN and Put, 3.55%, 6/01/23 ...............................................          200,000           200,000
                                                                                                                      -------------
  OKLAHOMA 1.8%
  Comanche County Hospital Authority Revenue, Refunding, Radian Insured, 3.75%,
    7/01/06 ....................................................................................          400,000           399,860
                                                                                                                      -------------
  UTAH 2.7%
a Intermountain Power Agency Power Supply Revenue, Series F, AMBAC Insured,
    Semi-Annually VRDN and Put, 3.45%, 7/01/15 .................................................          600,000           600,000
                                                                                                                      -------------
  U.S. TERRITORIES 1.8%
  PUERTO RICO 1.8%
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ...............................          400,000           400,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,580,312) ...............................................                          6,578,846
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $22,067,554) 99.4% ...................................................                         21,894,370
  OTHER ASSETS, LESS LIABILITIES 0.6% ..........................................................                            137,790
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $  22,032,160
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 37

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.1%
  MUNICIPAL BONDS 98.1%
  FLORIDA 98.1%
  Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 ....................    $  2,500,000      $    2,610,675
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ..............................       1,000,000           1,045,730
  Broward County HFAR, FSA Insured,
       5.65%, 11/01/22 ........................................................................         405,000             410,326
       5.70%, 11/01/29 ........................................................................         225,000             228,058
  Broward County School Board COP,
       MBIA Insured, 5.00%, 7/01/28 ...........................................................       2,000,000           2,059,940
       Series A, FSA Insured, 5.00%, 7/01/22  .................................................       2,000,000           2,070,820
       Series A, FSA Insured, 5.00%, 7/01/26  .................................................       2,850,000           2,941,684
       Series A, FSA Insured, 5.00%, 7/01/30  .................................................       2,000,000           2,055,740
  Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
     FSA Insured, 5.00%, 8/15/29 ..............................................................       1,500,000           1,541,505
  Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
     9/01/29 ..................................................................................       1,890,000           1,918,709
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ...................       1,000,000           1,028,380
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
     11/15/32 .................................................................................       1,000,000           1,031,940
  Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ............................       1,315,000           1,362,090
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
     10/01/30 .................................................................................          75,000              75,548
  Escambia County Utilities Authority Utility System Revenue,
       FGIC Insured, 5.00%, 1/01/31 ...........................................................       1,775,000           1,812,719
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ......................................       2,000,000           2,070,660
  Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36  ...........       1,600,000           1,633,504
  Florida HFC Revenue,
       Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 .............       1,205,000           1,258,478
       Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ...........................       1,070,000           1,106,380
  Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
     5.00%, 8/01/32 ...........................................................................       3,570,000           3,666,783
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 .................       2,000,000           2,067,860
  Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
     7/01/30 ..................................................................................       2,000,000           2,134,920
  Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
     8/01/25 ..................................................................................       2,000,000           2,077,200
  Florida State Department of Environmental Protection Preservation Revenue, Florida
     Forever, Series A, MBIA Insured, 5.00%, 7/01/21 ..........................................       3,000,000           3,121,230
  Florida State Department of General Services Division Facilities Management Revenue,
     Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ...........................         550,000             585,503
  Gulf Breeze Revenue,
       FGIC Insured, 5.80%, 12/01/20 ..........................................................       1,250,000           1,356,362
       Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 .................       1,915,000           1,956,058
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30  .............................       1,150,000           1,183,453
  Hillsborough County School Board COP, MBIA Insured,
       5.00%, 7/01/26 .........................................................................       1,670,000           1,716,543
       Pre-Refunded, 5.375%, 7/01/26 ..........................................................       1,000,000           1,049,380
  Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 .......       1,090,000           1,115,397


38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
     10/01/25 .................................................................................    $  4,000,000      $    4,142,120
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 10/01/32 ..........................................................................       1,000,000           1,029,400
  Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30  .........       1,500,000           1,545,315
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26  .........................       2,000,000           2,057,220
  Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
     8/01/25 ..................................................................................       1,000,000           1,014,240
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .......................       4,080,000           4,192,975
  Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33 ................................................       3,530,000           3,625,063
       Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33  ..................................       4,000,000           4,362,000
  Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA
     Insured, 6.05%,
       11/01/15 ...............................................................................       2,000,000           2,036,520
       11/01/20 ...............................................................................       1,500,000           1,527,390
  Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%,
     12/01/32 .................................................................................       2,000,000           2,166,320
  Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 .........................................       2,595,000           2,663,456
  Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 .........................       1,500,000           1,543,500
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ..........................       3,000,000           3,086,610
  Miami-Dade County Aviation Revenue, Miami International Airport,
       Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ...........................................       3,500,000           3,588,375
       Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 .....................................       1,625,000           1,645,426
       Series B, FGIC Insured, 5.75%, 10/01/29 ................................................       2,500,000           2,681,650
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA
     Insured, 5.00%,
       6/01/31 ................................................................................       1,650,000           1,690,804
       6/01/35 ................................................................................       2,000,000           2,049,460
  Nassau County Public Improvement Revenue, MBIA Insured, 5.00%, 5/01/31 ......................       5,000,000           5,113,150
  Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ............       2,000,000           2,070,700
  Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 .......................       4,220,000           4,329,045
  Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ...............................       1,000,000           1,058,030
  Orange County Tourist Development Tax Revenue, AMBAC Insured,
       5.50%, 10/01/32 ........................................................................       2,000,000           2,175,980
       Pre-Refunded, 5.50%, 10/01/22 ..........................................................       1,000,000           1,057,010
       Pre-Refunded, 5.50%, 10/01/31 ..........................................................       2,500,000           2,642,525
  Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
     12/01/17 .................................................................................         480,000             485,093
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ...............       3,000,000           3,083,220
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ............       2,000,000           2,099,820
  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
     Pre-Refunded, 5.125%, 11/01/30 ...........................................................       1,000,000           1,065,670
  Palm Beach County School Board COP, Series A,
       AMBAC Insured, 5.125%, 8/01/24 .........................................................       5,000,000           5,223,500
       FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .............................................       3,000,000           3,285,480


                                        Quarterly Statements of Investments | 39

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 .................    $  2,000,000      $    2,060,600
  Pembroke Pines Public Improvement Revenue,
       Series A, AMBAC Insured, 5.00%, 10/01/29 ...............................................       2,000,000           2,070,060
       Series B, AMBAC Insured, 5.00%, 10/01/34 ...............................................       2,000,000           2,060,240
  Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 .................................       3,000,000           3,084,960
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21  ........       1,000,000           1,093,420
  Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 ........................       2,000,000           2,062,500
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 .........................       1,000,000           1,027,840
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
       10/01/30 ...............................................................................       1,000,000           1,033,620
       10/01/34 ...............................................................................       2,000,000           2,060,240
  Port Orange GO, MBIA Insured, 5.00%, 4/01/33 ................................................       1,755,000           1,807,071
  Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 .............................................       1,000,000           1,030,860
  St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%, 10/01/29  .......       1,250,000           1,293,787
  St. Johns County Ponte Vedra Utility System Revenue, FSA Insured, 5.00%, 10/01/30 ...........       1,000,000           1,034,580
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
     Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 .......       5,000,000           5,263,000
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
     10/01/32 .................................................................................       2,240,000           2,464,829
  Tampa-Hillsborough County Expressway Authority Revenue, Refunding, AMBAC Insured, 5.00%,
     7/01/25 ..................................................................................       3,000,000           3,125,250
  Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30  ............................       1,000,000           1,053,260
  University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
       10/01/27 ...............................................................................       1,000,000           1,032,280
       10/01/30 ...............................................................................       1,485,000           1,527,248
  University of Central Florida COP, University of Central Florida Convocation Corp.,
     Series A, FGIC Insured, 5.00%, 10/01/35 ..................................................       1,500,000           1,536,975
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $161,096,147) .............................................                         168,353,262
                                                                                                                     --------------
  SHORT TERM INVESTMENT (COST $800,000) 0.5%
  MUNICIPAL BOND 0.5%
  FLORIDA 0.5%
a Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 3.55%,
     8/01/25 ..................................................................................         800,000             800,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $161,896,147) 98.6% .................................................                         169,153,262
  OTHER ASSETS, LESS LIABILITIES 1.4% .........................................................                           2,372,437
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $  171,525,699
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  MUNICIPAL BONDS 99.1%
  FLORIDA 93.1%
  Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A,
     MBIA Insured, 5.80%, 12/01/26  ...........................................................    $ 10,000,000      $   10,294,700
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ..............................       2,000,000           2,088,180
  Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First
     Inc. Project, MBIA Insured, 5.00%, 4/01/26 ...............................................       5,000,000           5,129,050
  Brevard County School Board COP,
       AMBAC Insured, 5.00%, 7/01/26 ..........................................................      10,000,000          10,294,900
       Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .....................................       4,415,000           4,719,061
       Series A, FGIC Insured, 5.00%, 7/01/30 .................................................       4,500,000           4,619,745
  Broward County Educational Facilities Authority Revenue, Educational Facilities,
     Nova Southeastern, Series B, 5.60%, 4/01/29 ..............................................       3,180,000           3,302,017
  Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
     5.50%, 8/15/20  ..........................................................................       9,360,000           9,736,553
  Broward County HFA, MFHR,
       Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ........................       3,000,000           3,038,400
       Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ...............................       1,980,000           2,009,997
       Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ................................       5,730,000           5,807,928
       Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ................................       1,000,000           1,007,200
       Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 .................................       2,000,000           2,007,480
  Broward County HFAR,
       Series D, 6.90%, 6/01/09 ...............................................................          35,000              35,161
       Series D, 7.375%, 6/01/21 ..............................................................         200,000             201,820
       SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 .............................         510,000             106,095
  Broward County Professional Sports Facilities Tax Revenue, Civic Arena Project, Series A,
     MBIA Insured,
       5.75%, 9/01/21 .........................................................................       5,000,000           5,073,400
       5.625%, 9/01/28 ........................................................................      10,000,000          10,136,600
  Broward County School Board COP, Series A, FSA Insured, 5.00%,
       7/01/26  ...............................................................................      21,500,000          22,191,655
       7/01/30  ...............................................................................       5,000,000           5,139,350
  Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
     zero cpn., 10/01/08 ......................................................................       1,980,000           1,740,262
  Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 .....................       3,500,000           3,540,705
  Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 .................       1,460,000           1,497,653
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
     8/15/23 ..................................................................................       9,895,000          10,586,364
  Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
     6.50%, 10/01/25 ..........................................................................       2,465,000           2,470,250
  Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ..................       5,000,000           5,226,750
  Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
     MBIA Insured, 5.80%, 5/01/16  ............................................................       5,980,000           6,452,659
  Dade County Aviation Revenue, Miami International Airport,
       Series B, FSA Insured, 5.125%, 10/01/22 ................................................       4,750,000           4,843,290
       Series C, FSA Insured, 5.125%, 10/01/27 ................................................       9,550,000           9,816,158
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/26 ...................      13,000,000          13,360,360
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
     11/15/32 .................................................................................       3,250,000           3,353,805


                                        Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
       5.60%, 7/01/17 .........................................................................    $  1,000,000      $    1,025,440
       5.70%, 7/01/27 .........................................................................       2,000,000           2,037,660
  Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 .......................       3,000,000           3,155,670
  Escambia County Health Facilities Authority Health Facility Revenue,
       Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ...................................       8,750,000           8,866,025
       Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...........       1,235,000           1,327,551
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .............................................      25,000,000          26,812,500
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
     10/01/30 .................................................................................         400,000             402,920
  Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
     Refunding, MBIA Insured, 5.00%, 6/01/31 ..................................................       6,580,000           6,776,874
  First Florida Governmental Financing Commission Revenue, AMBAC Insured, Pre-Refunded,
     5.75%, 7/01/16  ..........................................................................       3,700,000           3,742,809
  Florida HFAR,
       General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 .....................         240,000             241,111
       Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17  ...........................       2,250,000           2,313,338
       MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ..............................       3,255,000           3,256,628
       Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ...........................       5,000,000           5,092,650
       Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 .........................       2,000,000           2,040,720
       Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 .........................       1,300,000           1,336,608
  Florida HFC Revenue,
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19  ....................       1,245,000           1,293,630
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ....................       4,965,000           5,141,555
       Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn., 7/01/30  ...       2,865,000             548,189
       Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ........................       3,440,000           3,599,341
       Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn., 7/01/17 ......       1,620,000             903,150
       Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn., 1/01/29 ......      22,855,000           6,503,847
       Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ..............................       1,745,000           1,819,180
       Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ....................       3,000,000           3,169,050
  Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
     5.00%, 2/01/21  ..........................................................................       1,355,000           1,400,907
  Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
     11/01/29 .................................................................................       1,500,000           1,612,725
  Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
     Program, FGIC Insured, 5.50%, 10/01/23 ...................................................       7,000,000           7,317,800
  Florida State Board of Education Capital Outlay GO, Public Education,
       Series F, FGIC Insured, Pre-Refunded, 5.50%, 6/01/06 ...................................      10,000,000          10,100,000
       Refunding, Series D, 5.75%, 6/01/22 ....................................................      25,900,000          27,816,600
       Refunding, Series D, 6.00%, 6/01/23 ....................................................      15,000,000          17,930,550
       Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ......................................       5,000,000           5,154,500
       Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ...................................       5,000,000           5,423,950
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 .................      20,000,000          20,678,600
  Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
     7/01/20 ..................................................................................       7,000,000           7,374,360
  Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
     5.00%, 6/01/34  ..........................................................................      15,000,000          15,482,250


42 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Florida State Board Regent Housing Revenue,
       University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 ..........................    $  8,650,000      $    9,214,066
       University of Florida, FGIC Insured, 5.75%, 7/01/25 ....................................       3,400,000           3,693,114
       University of Florida, FGIC Insured, 5.25%, 7/01/30 ....................................       2,060,000           2,198,968
  Florida State Department of Environmental Protection Preservation Revenue, Florida
     Forever, Series A, MBIA Insured, 5.00%, 7/01/21 ..........................................       4,000,000           4,161,640
  Florida State Department of General Services Division Facilities Management Revenue,
     Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ...........................      10,000,000          10,645,500
  Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 .......       6,000,000           6,128,940
  Florida State Mid-Bay Bridge Authority Revenue,
       Exchangeable, Refunding, Series D, 6.10%, 10/01/22  ....................................      13,695,000          14,096,127
       Exchangeable, Series A, 5.95%, 10/01/13 ................................................      11,320,000          11,981,767
       Exchangeable, Series A, 6.05%, 10/01/22 ................................................       7,000,000           7,221,060
       Exchangeable, Series D, ETM, 6.10%, 10/01/22  ..........................................       3,545,000           4,156,229
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 .............................       9,845,000           3,939,575
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 .............................       2,500,000             947,550
       Series A, ETM, 6.875%, 10/01/22 ........................................................       6,000,000           7,593,600
  Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
     AMBAC Insured, 5.00%, 10/01/26 ...........................................................       5,000,000           5,166,500
  Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Series B,
     5.00%, 7/01/30  ..........................................................................       3,455,000           3,530,872
  Fort Pierce Utilities Authority Revenue,
       AMBAC Insured, 5.00%, 10/01/27 .........................................................       7,000,000           7,209,580
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 .....................       3,090,000           1,592,988
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 .....................       2,585,000           1,266,702
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 .....................       3,090,000           1,438,395
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 .....................       3,060,000           1,352,336
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 .....................       2,560,000           1,073,510
  Gainesville Utilities System Revenue,
       Refunding, Series A, 5.20%, 10/01/26 ...................................................       3,755,000           3,846,622
       Series A, Pre-Refunded, 5.20%, 10/01/26 ................................................       2,000,000           2,050,180
  Gateway Services District Revenue, Transportation Roadway Service Charges, 8.75%,
     5/01/14 ..................................................................................       2,425,000           2,452,888
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 ..............................      12,050,000          12,391,256
  Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
     5.30%, 12/20/18 ..........................................................................       1,240,000           1,299,272
  Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
       5.25%, 11/15/20 ........................................................................      10,000,000          10,244,900
       Series A, Pre-Refunded, 6.00%, 11/15/31 ................................................      16,000,000          17,829,760
  Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
     5.125%, 3/01/20 ..........................................................................       1,000,000           1,045,680
  Hillsborough County Aviation Authority Revenue, Tampa International Airport, Series B,
     FGIC Insured, Pre-Refunded, 5.875%, 10/01/23 .............................................       5,000,000           5,136,150
  Hillsborough County HFA Mortgage Revenue, SF, Series A,
       GNMA Insured, 5.875%, 4/01/30 ..........................................................       1,420,000           1,448,783
       zero cpn., 4/01/32 .....................................................................         900,000             183,888
  Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23  .......      16,000,000          16,568,160


                                        Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
     10/01/28 .................................................................................    $  7,000,000      $    7,269,360
  Hillsborough County School Board COP,
       Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 ..........................       5,000,000           5,200,600
       Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ...........................       5,000,000           5,175,100
       MBIA Insured, 5.00%, 7/01/26 ...........................................................      10,830,000          11,131,832
       MBIA Insured, 5.00%, 7/01/29 ...........................................................      10,000,000          10,275,300
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ............................................       8,000,000           8,395,040
       Series B, MBIA Insured, 5.125%, 7/01/26 ................................................       5,000,000           5,207,400
  Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
     10/01/15 .................................................................................       1,000,000           1,025,850
  Jacksonville Capital Improvement Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ....................................       3,460,000           3,582,934
       Series A, AMBAC Insured, 5.00%, 10/01/30 ...............................................      10,000,000          10,233,200
  Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
     5.00%, 11/15/36 ..........................................................................      10,000,000          10,251,800
  Jacksonville Electric Authority Revenue, Water and Sewer, Series B, FGIC Insured, 5.40%,
     10/01/20 .................................................................................       3,000,000           3,045,750
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 10/01/32 ..........................................................................      17,250,000          17,757,150
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ..............................       5,000,000           5,176,650
  Jacksonville Transportation Revenue, MBIA Insured,
       5.25%, 10/01/29 ........................................................................      17,955,000          18,897,278
       5.00%, 10/01/31 ........................................................................      25,000,000          25,608,000
  Jacksonville Water and Sewer System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
     10/01/25 .................................................................................       1,500,000           1,553,595
  Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 ......................       5,000,000           5,014,900
  Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 .........       5,770,000           4,016,728
  Lakeland Hospital System Revenue, Lakeland Regional Health System,
       5.75%, 11/15/27 ........................................................................       6,925,000           7,345,832
       5.50%, 11/15/32 ........................................................................      12,070,000          12,647,187
       Series A, MBIA Insured, 5.50%, 11/15/26 ................................................      10,000,000          10,548,700
  Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33  ...............................................      20,000,000          20,538,600
       Series A, FSA Insured, 6.00%, 10/01/32 .................................................      11,405,000          12,265,735
  Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health System,
     Series A, MBIA Insured, Pre-Refunded, 5.875%, 4/01/24 ....................................      18,000,000          18,681,840
  Lee County IDA Health Care Facilities Revenue, Shell Point Village Project, Refunding,
     Series A, 5.50%,
       11/15/21  ..............................................................................       7,500,000           7,594,650
       11/15/29  ..............................................................................       4,000,000           4,045,360
  Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ..........................       7,500,000           7,749,975
  Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured, 5.00%,
     4/01/24 ..................................................................................      20,390,000          21,019,439
  Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32  ........       4,150,000           4,246,446
  Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ................       5,575,000           5,696,591


44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Marion County Utility System Revenue,
       FGIC Insured, 5.00%, 12/01/31 ..........................................................    $  5,000,000      $    5,145,000
       Series A, MBIA Insured, 5.00%, 12/01/28 ................................................       5,000,000           5,173,500
  Melbourne Water and Sewer Revenue,
       Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ...........................       1,500,000             576,645
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ...........       1,785,000             830,918
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ...........       4,500,000           1,702,665
       FGIC Insured, 5.25%, 10/01/30 ..........................................................       6,000,000           6,279,840
  Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08  ..........         885,000             902,470
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ..........................       7,000,000           7,202,090
  Miami-Dade County Aviation Revenue, Miami International Airport,
       Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ...........................................       4,440,000           4,552,110
       Refunding, FGIC Insured, 5.375%, 10/01/27 ..............................................       5,000,000           5,224,100
       Refunding, FGIC Insured, 5.375%, 10/01/32 ..............................................       5,000,000           5,204,600
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 .....................................      10,000,000          10,125,700
  Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
     5.75%, 4/01/29  ..........................................................................      10,000,000          10,710,900
  Miami-Dade County HFA,
       MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ..............................       2,015,000           2,057,396
       MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ..............................         430,000             435,599
       MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ..............................       1,500,000           1,515,525
  Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25  .........       4,500,000           4,810,770
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
     MBIA Insured, 5.00%, 6/01/35  ............................................................      20,970,000          21,488,588
  Miami-Dade County School Board COP, Series A, MBIA Insured, Pre-Refunded, 5.00%,
     5/01/31 ..................................................................................       4,000,000           4,251,640
  Miami-Dade County Special Obligation Revenue,
       Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 ...................       5,000,000           5,127,450
       Sub Series B, MBIA Insured, zero cpn., 10/01/36 ........................................       5,635,000           1,061,352
       Sub Series C, MBIA Insured, zero cpn., 10/01/28 ........................................       8,305,000           2,450,390
       sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 ......................      22,365,000           7,993,251
  North Broward Hospital District Revenue,
       Improvement, 6.00%, 1/15/31 ............................................................       2,290,000           2,445,193
       Improvement, Pre-Refunded, 6.00%, 1/15/31 ..............................................      23,240,000          25,505,900
       MBIA Insured, Pre-Refunded, 5.375%, 1/15/24 ............................................       3,945,000           4,026,109
       MBIA Insured, Pre-Refunded, 5.75%, 1/15/27 .............................................       7,650,000           7,824,496
       Refunding, MBIA Insured, 5.375%, 1/15/24 ...............................................       6,055,000           6,168,410
       Refunding, MBIA Insured, 5.75%, 1/15/27 ................................................      11,720,000          11,969,284
  North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation
     Group, 6.00%,
       8/15/16  ...............................................................................       2,000,000           2,045,640
       8/15/24  ...............................................................................       1,750,000           1,788,535
  Orange County Health Facilities Authority Revenue,
       Adventist Health System, 6.25%, 11/15/24 ...............................................       5,500,000           6,049,230
       Adventist Health System, Pre-Refunded, 6.375%, 11/15/20 ................................       3,000,000           3,347,610
       Adventist Health System, Pre-Refunded, 6.50%, 11/15/30 .................................      10,750,000          12,050,105


                                        Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Orange County Health Facilities Authority Revenue, (continued)
       Hospital, Adventist Health System Inc., 5.625%, 11/15/32 ...............................    $ 15,000,000      $   15,831,750
       Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 ......................       5,000,000           5,060,100
       Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29  .....................       6,000,000           6,719,820
       Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 ...............      11,750,000          12,504,820
       Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ............         250,000             269,938
  Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ...............         705,000             711,317
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ......................      12,000,000          12,344,760
  Orange County Tourist Development Tax Revenue,
       AMBAC Insured, 5.50%, 10/01/32 .........................................................      20,000,000          21,759,800
       AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ...........................................      10,500,000          11,098,605
       Refunding, AMBAC Insured, 5.00%, 10/01/31 ..............................................       5,000,000           5,161,400
       Refunding, MBIA Insured, 5.125%, 10/01/20 ..............................................      10,000,000          10,263,900
       senior lien, AMBAC Insured, 5.125%, 10/01/25 ...........................................       5,500,000           5,771,590
       senior lien, AMBAC Insured, 5.125%, 10/01/30 ...........................................      10,000,000          10,420,300
  Orlando and Orange County Expressway Authority Expressway Revenue,
       junior lien, FGIC Insured, 5.00%, 7/01/28 ..............................................       8,000,000           8,179,680
       senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18  ......................................         265,000             275,316
       Series B, AMBAC Insured, 5.00%, 7/01/35 ................................................       9,185,000           9,432,260
  Osceola County IDAR, Community Provider Pooled Loan Program,
       Series A, FSA Insured, 7.75%, 7/01/10 ..................................................       1,398,000           1,401,090
       Series C, FSA Insured, 7.60%, 7/01/10 ..................................................         520,000             521,113
  Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ...............................      10,000,000          10,318,400
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ...............      10,000,000          10,277,400
  Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
     Series A, 5.90%, 6/01/38  ................................................................         985,000           1,011,684
  Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ..................       3,650,000           3,627,698
  Palm Beach County IDR,
       Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.55%,
         12/01/16 .............................................................................       1,755,000           1,814,775
       Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.625%,
         12/01/26 .............................................................................       4,000,000           4,137,680
       South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..............................       5,000,000           5,249,550
  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
     Pre-Refunded, 5.125%, 11/01/30 ...........................................................      10,000,000          10,656,700
  Palm Beach County School Board COP,
       Series A, AMBAC Insured, 5.125%, 8/01/24 ...............................................      15,000,000          15,670,500
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ...................................       5,000,000           5,475,800
     a Series A, FSA Insured, 5.00%, 8/01/31 ..................................................      17,500,000          18,061,750
       Series C, FSA Insured, 5.00%, 8/01/27 ..................................................      10,000,000          10,292,700
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
       6/01/27  ...............................................................................       4,450,000           4,606,417
       6/01/32  ...............................................................................       2,795,000           2,879,689
  Pensacola Airport Revenue, Series A, MBIA Insured, Pre-Refunded, 5.75%, 10/01/27 ............       5,615,000           5,878,568
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
     5.00%, 11/15/30 ..........................................................................      11,500,000          11,741,270
  Pinellas County HFA, SFHR, Multi County B-1, GNMA Insured, zero cpn., 9/01/31 ...............         655,000             122,682


46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
     12/01/21 .................................................................................    $  2,350,000      $    2,569,537
  Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%,
     12/01/30 .................................................................................      15,000,000          15,388,050
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 .........................       4,000,000           4,111,360
  Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 .................       1,000,000           1,030,120
  Port Everglades Authority Port Improvement Revenue,
       Capital Appreciation, ETM, zero cpn., 9/01/10 ..........................................      25,475,000          20,696,145
       Capital Appreciation, zero cpn., 9/01/10 ...............................................      24,525,000          18,520,054
       Series 1986, ETM, 7.50%, 11/01/06  .....................................................         135,000             137,147
  Port St. Lucie Utility Revenue,
       MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 .........................................      20,000,000           5,648,600
       System, Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 ..............................      11,580,000          11,982,752
       System, Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 ..............................       8,805,000           9,096,710
  Sarasota County Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/27 ............................................      18,000,000          18,673,200
       Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 .....................................       5,280,000           5,409,307
  Sarasota Special Obligated Revenue, Refunding, AMBAC Insured, zero cpn.,
       11/01/09  ..............................................................................       1,365,000           1,193,966
       11/01/12  ..............................................................................       1,780,000           1,362,216
       11/01/15  ..............................................................................       2,180,000           1,442,375
  South Broward Hospital District Revenue,
       5.60%, 5/01/27 .........................................................................       5,000,000           5,262,500
       5.625%, 5/01/32 ........................................................................      16,250,000          17,156,262
  St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       6/01/22  ...............................................................................       4,000,000           1,771,680
       6/01/23  ...............................................................................       4,255,000           1,767,272
       6/01/24  ...............................................................................       1,500,000             586,725
       6/01/25  ...............................................................................       2,130,000             787,312
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
     10/01/32 .................................................................................      10,000,000          11,003,700
  St. Petersburg Public Utilities Revenue, Refunding, MBIA Insured, 5.00%, 10/01/35 ...........      10,795,000          11,151,775
  Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured, 5.25%,
     8/01/24 ..................................................................................       4,320,000           4,431,283
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 .................       2,550,000           2,774,477
  Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 ............................      10,000,000          10,307,500
  Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 .....................................       2,490,000           2,587,882
  Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ............................................      15,000,000          16,419,300
       Series B, FGIC Insured, 5.00%, 10/01/31 ................................................      10,000,000          10,243,200
  Tampa Sports Authority Revenue,
       Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%, 10/01/15 .............       1,000,000           1,117,120
       Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%, 10/01/20 .............       1,715,000           2,007,973
       Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%, 10/01/26 .............       2,695,000           3,217,965
       Sales Tax Payments, Stadium Project, MBIA Insured, Pre-Refunded, 5.25%, 1/01/27  .......       5,860,000           5,972,512
  Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%,
     10/01/16 .................................................................................       1,330,000           1,580,346


                                        Quarterly Statements of Investments | 47

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Tampa-Hillsborough County Expressway Authority Revenue, AMBAC Insured, Pre-Refunded,
     5.00%, 7/01/22  ..........................................................................    $  5,000,000      $    5,122,550
  Viera East CDD
       Special Assessment, Refunding, 7.00%, 5/01/26 ..........................................       6,790,000           7,310,114
       Special Assessment, Series B, ETM, 6.75%, 5/01/14 ......................................       5,360,000           5,959,034
       Water and Sewer Revenue, 6.75%, 5/01/09 ................................................       1,540,000           1,568,706
  Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 ............      10,000,000          10,493,100
  Volusia County Educational Facility Authority Revenue, Educational Facilities,
       Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ...........       2,000,000           2,100,460
       Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29  ........................       5,000,000           5,213,100
  Volusia County School Board COP,
       Master Lease Program, FSA Insured, 5.50%, 8/01/24 ......................................       5,000,000           5,293,100
       Series A, FSA Insured, 5.00%, 8/01/31 ..................................................       8,000,000           8,206,320
  West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 .....................       1,845,000           1,970,478
  West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ...........................      10,850,000          11,279,551
  West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
     3/01/35 ..................................................................................       1,000,000           1,004,520
  West Palm Beach Utility System Revenue, FGIC Insured, Pre-Refunded, 5.50%,
     10/01/29 .................................................................................       5,000,000           5,171,000
                                                                                                                     --------------
                                                                                                                      1,611,525,805
                                                                                                                     --------------
  U.S. TERRITORIES 6.0%
  PUERTO RICO 5.4%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
       7/01/25 ................................................................................       5,000,000           5,046,100
       7/01/29 ................................................................................      10,000,000          10,039,200
       7/01/33 ................................................................................      13,000,000          13,022,490
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series K, 5.00%, 7/01/30 ....................................................       5,000,000           5,014,300
       Series A, MBIA Insured, 5.00%, 7/01/38 .................................................      12,800,000          13,051,776
       Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       5,000,000           5,481,900
       Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       5,000,000           5,437,450
       Series G, 5.00%, 7/01/33 ...............................................................       5,000,000           5,008,650
  Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 ...............      15,000,000          15,355,050
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .................       5,900,000           6,445,396
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ...................................................       1,210,000           1,254,613
       Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................       3,790,000           4,100,174
       Series I, 5.00%, 7/01/36 ...............................................................       5,000,000           5,006,400
                                                                                                                     --------------
                                                                                                                         94,263,499
                                                                                                                     --------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........      10,000,000          10,169,500
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ......................................................................                         104,432,999
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,622,930,195) ...........................................                       1,715,958,804
                                                                                                                     --------------


48 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  FLORIDA 0.3%
b Jacksonville Health Facilities Authority Hospital Revenue, Series C, Daily VRDN and Put,
     3.51%, 8/15/33 ...........................................................................    $  1,000,000      $    1,000,000
b Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 3.55%,
     8/01/25 ..................................................................................       1,100,000           1,100,000
b Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
     Refunding, AMBAC Insured, Daily VRDN and Put, 3.60%, 12/01/15 ............................       2,600,000           2,600,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,700,000) ..............................................                           4,700,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $1,627,630,195) 99.4% ...............................................                       1,720,658,804
  OTHER ASSETS, LESS LIABILITIES 0.6% .........................................................                           9,836,662
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $1,730,495,466
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 49

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  GEORGIA 96.7%
  Albany-Dougherty Inner City Authority Revenue, Albany State University Student Housing,
     Series A, XLCA Insured, 5.00%, 7/01/29 ...................................................    $  4,000,000      $    4,108,480
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C, FSA
     Insured, 5.00%, 1/01/33 ..................................................................       5,000,000           5,126,650
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
       5.50%, 1/01/26 .........................................................................       5,000,000           5,354,450
       5.60%, 1/01/30 .........................................................................       5,000,000           5,371,050
  Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, Pre-Refunded,
     5.50%, 12/01/20 ..........................................................................       1,500,000           1,627,980
  Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..........       2,555,000           2,730,324
       Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
         1/01/23 ..............................................................................       4,150,000           4,412,985
  Atlanta Urban Residential Finance Authority MFHR,
       Defoors Ferry Manor Project, Pre-Refunded, 5.90%, 10/01/18 .............................       1,700,000           1,746,699
       Fulton Cotton Mill, GNMA Secured, 6.00%, 5/20/17 .......................................       1,040,000           1,071,304
       Fulton Cotton Mill, GNMA Secured, 6.125%, 5/20/27 ......................................       1,560,000           1,602,058
  Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/24 ...........................................................       4,000,000           4,138,520
       Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .....................................       8,000,000           8,192,560
  Augusta Water and Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ...............................       5,000,000           5,130,400
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
       5.25%, 12/01/22 ........................................................................       2,500,000           2,288,250
       5.375%, 12/01/28 .......................................................................       2,000,000           1,808,000
  Bulloch County Development Authority Lease Revenue, Georgia Southern University,
     XLCA Insured, 5.00%, 8/01/27 .............................................................       5,000,000           5,182,600
  Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 ............          10,000              10,019
  Clayton County Development Authority Revenue,
       Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 ........................       3,500,000           3,809,715
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 ......................................       2,310,000           2,409,861
  Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ...........         930,000             947,493
  Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
     Inc. Project, MBIA Insured, 5.00%, 7/15/29 ...............................................       2,000,000           2,056,280
  Cobb County Development Authority University Facilities Revenue, Kennesaw State
     University, Sub Series D, MBIA Insured, 5.00%, 7/15/29 ...................................       8,000,000           8,225,120
  Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured, ETM, 7.75%,
     2/01/07 ..................................................................................          30,000              30,502
  College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
     9/01/26 ..................................................................................       2,000,000           2,199,420
  Columbia County GO, Courthouse/Detention Center Projects, 5.00%, 2/01/24 ....................       2,000,000           2,057,680
  Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 ........................       1,130,000           1,175,245
  Columbus Water and Sewage Revenue, Refunding, MBIA Insured, 5.00%, 5/01/25 ..................       1,000,000           1,038,980
  DeKalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA Secured,
     5.40%, 2/20/29 ...........................................................................       1,980,000           2,050,013
  DeKalb County Public Safety and Judicial Facilities Authority Revenue,
     Public Safety and Judicial Facility Project, 5.00%, 12/01/29 .............................       2,000,000           2,074,180


50 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  DeKalb County Water and Sewer Revenue,
       5.125%, 10/01/31 .......................................................................    $  6,500,000      $    6,940,765
       Refunding, Series B, FSA Insured, 5.00%, 10/01/35 ......................................       7,000,000           7,385,700
  Douglasville-Douglas County Water and Sewer Authority Water and Sewer Revenue,
     MBIA Insured, 5.00%, 6/01/29 .............................................................       3,410,000           3,540,501
  Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 .............       3,000,000           3,097,050
  Fayette County School District GO, zero cpn. to 9/01/10,
       4.75% thereafter, 3/01/21 ..............................................................       1,355,000           1,099,596
       4.95% thereafter, 3/01/25 ..............................................................       1,000,000             811,630
  Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 .............................................       1,500,000           1,631,475
  Fulton County Development Authority Revenue,
       Georgia Tech Foundation, Sac II Project, Series A, 5.25%, 11/01/30 .....................       5,000,000           5,271,100
       Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 .............................       3,000,000           3,078,480
       Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 .......................       2,240,000           2,327,315
  Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 .........................       2,500,000           2,577,750
  Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
     Northeast Health System Inc. Project, Refunding, 5.50%, 5/15/31 ..........................       2,500,000           2,570,600
  Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
     12/01/26 .................................................................................       2,000,000           2,114,880
  Georgia Municipal Electric Authority Power Revenue, Series W,
       6.60%, 1/01/18 .........................................................................         955,000           1,114,829
       ETM, 6.60%, 1/01/18 ....................................................................          45,000              51,920
  Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
     6/01/24 ..................................................................................       1,000,000           1,032,430
  Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer
     Housing Corp. Project, Series A, 6.00%, 6/01/24 ..........................................       2,550,000           2,691,678
  Georgia School Board Assn Inc COP, DeKalb County Public School Project, MBIA Insured,
     5.00%, 12/01/25 ..........................................................................       2,600,000           2,707,640
  Georgia State HFAR, MF,
       Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%, 1/01/25 .....................       1,000,000           1,019,490
       Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ...................       1,000,000           1,025,040
  Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
     MBIA Insured, 5.00%, 1/01/24 .............................................................       8,500,000           8,825,125
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
     Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .............................       3,750,000           3,928,087
  Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 .............       2,795,000           3,017,035
  Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ...........................       2,750,000           2,864,675
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
     AMBAC Insured, 6.00%, 7/01/29 ............................................................       5,000,000           5,414,000
  Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
     10/01/23 .................................................................................       3,300,000           3,801,864
  Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 .............................       3,000,000           3,127,020
  Liberty County Hospital Authority Revenue, Anticipation Certificates, Refunding,
     AMBAC Insured, 5.00%, 8/01/26 ............................................................       2,000,000           2,087,000
  Marietta Development Authority Revenue, first mortgage, Life College Inc.,
       Refunding, Series A, FSA Insured, 5.75%, 9/01/14 .......................................       1,800,000           1,827,216
       Refunding, Series A, FSA Insured, 5.80%, 9/01/19 .......................................       1,100,000           1,116,764


                                        Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
  Marietta Development Authority Revenue, first mortgage, Life College Inc., (continued)
       Refunding, Series A, FSA Insured, 5.95%, 9/01/19 .......................................    $  1,000,000      $    1,015,590
       Series B, FSA Insured, 5.75%, 9/01/14 ..................................................         800,000             812,096
  Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
     Healthcare System, MBIA Insured, 5.50%, 8/01/25 ..........................................       6,000,000           6,305,820
  Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
     10/01/26 .................................................................................       1,000,000           1,071,210
  Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
     Series A, 6.80%, 1/01/12 .................................................................       1,500,000           1,695,885
  Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured, 5.00%,
     1/01/25 ..................................................................................       2,315,000           2,411,466
  Newton County Hospital Authority Revenue, Newton Health System Project 1999,
     AMBAC Insured, 6.10%, 2/01/24 ............................................................       4,500,000           4,879,440
  Newton County IDAR Revenue, Georgia Perimeter College Foundation Real Estate Newton,
     CIFG Insured, 5.00%, 6/01/24 .............................................................       3,150,000           3,262,770
  Private Colleges and Universities Authority Revenue,
       Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 ......................      10,000,000          10,672,100
       Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 .......................       2,000,000           2,039,200
  Richmond County Development Authority, Solid Waste Disposal Revenue,
     International Paper Co. Project, 5.80%, 12/01/20 .........................................       1,500,000           1,537,980
  Richmond County Development Authority Educational Facilities Revenue, Augusta State
     University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 .................       1,000,000           1,027,120
  Rockdale County Water and Sewer Authority Revenue,
       FSA Insured, 5.00%, 7/01/29 ............................................................       4,000,000           4,153,520
       Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ..................................       5,000,000           5,333,700
  Savannah EDA Revenue,
       Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30 ..................       2,125,000           2,191,406
       XLCA Insured, 5.00%, 7/01/29 ...........................................................       3,000,000           3,092,580
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
     5.00%, 1/01/33 ...........................................................................       3,500,000           3,592,470
  Suwanee GO, MBIA Insured, 5.25%, 1/01/32 ....................................................       3,000,000           3,126,210
  Upper Oconee Basin Water Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 .............................................       1,550,000           1,629,701
       Refunding, MBIA Insured, 5.00%, 7/01/26 ................................................       1,000,000           1,038,380
  Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia
     Medical Center Project, AMBAC Insured, 5.25%, 10/01/27 ...................................       3,000,000           3,144,570
  Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
     6.00%, 2/01/21 ...........................................................................         750,000             766,725
  Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
     3/01/25 ..................................................................................       3,000,000           3,152,460
                                                                                                                     --------------
                                                                                                                        244,027,872
                                                                                                                     --------------


52 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 1.5%
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 ........................................................................    $    850,000      $      882,691
       5.50%, 10/01/22 ........................................................................       1,200,000           1,237,992
       5.625%, 10/01/25 .......................................................................       1,530,000           1,579,526
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ......................................................................                           3,700,209
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $237,558,196) .............................................                         247,728,081
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 0.4%
  MUNICIPAL BONDS 0.4%
  GEORGIA 0.4%
a Athens-Clarke County Unified Government Development Authority Revenue, University of
     Georgia Athletic Assn. Project, Daily VRDN and Put, 3.58%, 8/01/33 .......................         500,000             500,000
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.55%,
     11/01/41 .................................................................................         540,000             540,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,040,000) ..............................................                           1,040,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $238,598,196) 98.6% .................................................                         248,768,081
  OTHER ASSETS, LESS LIABILITIES 1.4% .........................................................                           3,609,353
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $  252,377,434
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 53

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  MUNICIPAL BONDS 97.4%
  ALABAMA 0.3%
  Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
      Series A, 6.125%, 12/01/24 ...........................................................     $      3,000,000   $     3,237,780
      Series B, 6.375%, 12/01/24 ...........................................................            1,750,000         1,887,445
  Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
    7/01/21 ................................................................................           10,575,000        11,400,485
                                                                                                                    ---------------
                                                                                                                         16,525,710
                                                                                                                    ---------------
  ALASKA 0.2%
  Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
    Regional Power,
      5.70%, 1/01/12 .......................................................................            1,990,000         1,989,900
      5.80%, 1/01/18 .......................................................................            1,495,000         1,444,858
      5.875%, 1/01/32 ......................................................................            6,900,000         6,333,303
                                                                                                                    ---------------
                                                                                                                          9,768,061
                                                                                                                    ---------------
  ARIZONA 4.1%
  Apache County IDA,
      IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 .....................           16,500,000        16,546,035
      PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 .....................           53,150,000        53,296,694
      PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 ....................           33,800,000        33,892,950
  Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health
    Network, Pre-Refunded, 6.375%, 12/01/37 ................................................            2,500,000         2,864,975
  Arizona Health Facilities Authority Revenue,
      Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ...............................              400,000           404,488
      Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ................................            4,000,000         4,006,360
      Catholic Healthcare West, Series A, 6.625%, 7/01/20 ..................................            3,940,000         4,336,640
  Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
    12/01/32 ...............................................................................           14,500,000        15,701,180
  Coconino County Pollution Control Corp. Revenue,
      Pollution Control, Nevada Power Co., Series B, 5.80%, 11/01/32 .......................            9,230,000         9,167,698
      Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32 ..................           21,125,000        22,161,392
      Tucson Electric Power Navajo, Refunding, Series B, 7.00%, 10/01/32 ...................            9,500,000         9,944,790
  Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 .........           10,000,000        10,275,400
  Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West, Refunding,
    Series A,
      5.50%, 7/01/26 .......................................................................            7,500,000         7,806,900
      ACA Insured, 5.00%, 7/01/16 ..........................................................            6,500,000         6,552,130
  Maricopa County Pollution Control Corp. PCR, Public Service Co. of Colorado, Refunding,
    Series A, 5.75%, 11/01/22 ..............................................................            9,800,000         9,934,946
  Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
    MBIA Insured, 5.00%, 7/01/29 ...........................................................           36,500,000        37,791,005
  Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 ............            3,990,000         4,002,010
                                                                                                                    ---------------
                                                                                                                        248,685,593
                                                                                                                    ---------------
  ARKANSAS 0.3%
  Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch
    Corp. Projects, Series A, 7.75%, 8/01/25 ...............................................            3,800,000         4,281,422
  Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 ....................            2,400,000         2,625,504


54 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARKANSAS (CONTINUED)
  Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
    11/01/26 ...............................................................................     $     10,000,000   $    10,346,500
  Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 ...............            3,150,000         3,403,512
                                                                                                                    ---------------
                                                                                                                         20,656,938
                                                                                                                    ---------------
  CALIFORNIA 17.6%
  ABAG 1915 Act Special Assessment, Windemere Ranch AD,
      1999-1, 6.375%, 9/02/32 ..............................................................            9,735,000        10,355,509
      Series 1, 7.45%, 9/02/30 .............................................................           37,525,000        39,823,031
  Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project,
    Series A, Pre-Refunded, 7.50%, 9/01/28 .................................................           21,330,000        23,387,705
  Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%,
    12/01/23 ...............................................................................           11,350,000        11,904,448
  Avenal PFAR, Pre-Refunded,
      7.00%, 9/02/10 .......................................................................              825,000           861,135
      7.25%, 9/02/27 .......................................................................            3,665,000         3,894,942
  Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
    5.35%, 9/01/36 .........................................................................            3,680,000         3,657,846
a Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ..........            4,340,000         5,117,077
  Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ...........................            5,780,000         6,550,358
  California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
    5.875%, 6/01/35 ........................................................................            3,700,000         3,861,875
  California Educational Facilities Authority Revenue, Pooled College and University
    Financing, Series B, 6.125%, 6/01/09 ...................................................               35,000            35,039
  California Health Facilities Financing Authority Revenue, Marshall Medical Center,
    Series A, California Mortgage Insured, 5.00%,
      11/01/24 .............................................................................            2,295,000         2,343,861
      11/01/29 .............................................................................            2,220,000         2,248,771
      11/01/33 .............................................................................            3,130,000         3,157,638
  California Infrastructure and Economic Development Bank Revenue, Department of Social
    Services Administration Building, AMBAC Insured, 5.00%,
      12/01/30 .............................................................................           10,300,000        10,937,570
      12/01/35 .............................................................................           14,110,000        14,885,909
  California State GO,
      5.00%, 2/01/33 .......................................................................           40,640,000        41,288,208
      Refunding, 5.25%, 4/01/30 ............................................................            2,500,000         2,588,475
      Refunding, 5.25%, 4/01/32 ............................................................            2,500,000         2,584,600
      Various Purpose, 5.125%, 11/01/24 ....................................................           18,935,000        19,672,518
      Various Purpose, 5.00%, 8/01/33 ......................................................           25,000,000        25,476,750
  California Statewide CDA Revenue,
      Elder Care Alliance, Series A, 8.25%, 11/15/32 .......................................           13,090,000        13,688,475
      Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ..........................            3,285,000         3,870,091
      John F. Kennedy University, 6.75%, 10/01/33 ..........................................            8,000,000         8,326,400
      Monterey Institute International, 5.50%, 7/01/31 .....................................           13,240,000        12,785,603
      Prospect Sierra School, 6.75%, 9/01/32 ...............................................            6,545,000         6,770,868
      Sutter Health, Series A, 5.00%, 11/15/43 .............................................           25,000,000        25,205,250
  Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ......................            2,215,000         2,170,833


                                        Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Chula Vista CFD Special Tax,
      No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 .................................     $      3,205,000   $     3,330,764
      No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 ...................................            2,675,000         2,683,346
      No. 99-1, Otay Ranch Special Assessment 1, Pre-Refunded, 6.10%, 9/01/31 ..............            4,890,000         5,434,013
  Corona COP, Corona Community Hospital Project,
      ETM, 9.425%, 9/01/06 .................................................................            1,355,000         1,373,577
      Pre-Refunded, 9.425%, 9/01/20 ........................................................            8,820,000        10,628,012
  El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
    9/01/31 ................................................................................            3,500,000         3,718,610
  Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded,
      5.80%, 8/01/25 .......................................................................            3,745,000         3,980,111
      6.00%, 8/01/33 .......................................................................            5,435,000         5,788,384
  Emeryville RDA, MFHR, Emery Bay Apartments II,
      Refunding, Series A, 5.85%, 10/01/28 .................................................           13,390,000        13,063,016
      sub. lien, Refunding, Series B, 6.35%, 10/01/28 ......................................            3,175,000         3,118,930
      sub. lien, Refunding, Series C, 7.875%, 10/01/28 .....................................            1,880,000         1,851,161
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, zero cpn., 1/15/22 ..................................           49,115,000        19,698,553
      Capital Appreciation, Refunding, zero cpn., 1/15/31 ..................................            4,000,000           942,200
      Capital Appreciation, Refunding, zero cpn., 1/15/34 ..................................            4,500,000           880,920
      Capital Appreciation, Refunding, zero cpn., 1/15/36 ..................................            4,000,000           693,040
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .....           35,000,000        30,689,750
      senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ..................................           37,675,000        38,304,172
  Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 .........................            3,500,000         3,621,940
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Series A-3, 7.875%, 6/01/42 ............................................           10,000,000        11,958,300
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ...............................           20,000,000        21,889,800
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ...............................           20,000,000        21,889,800
      Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ................................           21,000,000        23,143,260
      Enhanced, Asset-Backed, Series A, 5.00%, 6/01/45 .....................................           20,000,000        20,216,400
      Series 2003 A-1, 6.75%, 6/01/39 ......................................................            4,735,000         5,292,594
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
    7.00%, 9/02/30 .........................................................................            8,195,000         8,850,354
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ...................            5,000,000         5,201,200
  Los Angeles MFR, Refunding,
      Series J-1B, 7.125%, 1/01/24 .........................................................              340,000           335,424
      Series J-1C, 7.125%, 1/01/24 .........................................................              860,000           848,424
      Series J-2B, 8.50%, 1/01/24 ..........................................................            1,695,000         1,627,878
      Series J-2C, 8.50%, 1/01/24 ..........................................................            4,065,000         3,904,026
  Los Angeles Regional Airports Improvement Corp. Lease Revenue,
    b Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ..............           12,000,000         9,880,800
      Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 ........            2,000,000         2,127,440
      Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 .........           10,000,000        10,792,500
      Refunding, Series C, 7.00%, 12/01/12 .................................................            6,000,000         6,216,540
      Refunding, Series C, 7.50%, 12/01/24 .................................................           30,000,000        32,377,500
    b United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ..............            9,500,000         8,858,180


56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...........................     $      4,000,000   $     4,270,440
  Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ........................            1,515,000         1,545,300
  Poway USD Special Tax,
      CFD No. 10, Area A, 6.10%, 9/01/31 ...................................................            1,995,000         2,037,693
      CFD No. 11, Area A, 5.375%, 9/01/28 ..................................................            2,965,000         2,999,275
      CFD No. 11, Area A, 5.375%, 9/01/34 ..................................................            2,235,000         2,250,109
  Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 .................................            7,335,000         7,072,480
  Romoland School District Special Tax, CFD 1,
      Improvement Area 1, 5.35%, 9/01/28 ...................................................            7,015,000         7,029,591
      Improvement Area 1, 5.40%, 9/01/36 ...................................................            6,175,000         6,187,782
      Improvement Area 2, 5.35%, 9/01/38 ...................................................            7,900,000         7,815,470
  San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
    Series A, 7.00%, 9/02/17 ...............................................................              790,000           794,661
  San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
      7/01/09 ..............................................................................            3,750,000         3,316,388
      7/01/10 ..............................................................................            4,500,000         3,832,785
      7/01/12 ..............................................................................            4,500,000         3,499,560
      7/01/13 ..............................................................................            4,250,000         3,147,890
      7/01/14 ..............................................................................            2,250,000         1,577,205
  San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
    7/01/31 ................................................................................            8,920,000         9,726,546
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
        1/15/16 ............................................................................           22,500,000        21,654,450
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter,
        1/15/17 ............................................................................           20,000,000        19,220,600
      Convertible Capital Appreciation, Refunding, Series A, zero cpn., to 1/15/07,
        5.75% thereafter, 1/15/23 ..........................................................           20,000,000        18,922,000
      Convertible Capital Appreciation, Refunding, Series A, zero cpn., to 1/15/07,
        5.75% thereafter, 1/15/24 ..........................................................           20,000,000        18,844,400
      junior lien, ETM, zero cpn., 1/01/07 .................................................            9,400,000         9,206,360
      junior lien, ETM, zero cpn., 1/01/08 .................................................           10,400,000         9,818,952
      junior lien, ETM, zero cpn., 1/01/09 .................................................           21,800,000        19,743,170
      junior lien, ETM, zero cpn., 1/01/10 .................................................           15,000,000        13,053,000
      junior lien, ETM, zero cpn., 1/01/12 .................................................           30,100,000        24,020,703
      junior lien, ETM, zero cpn., 1/01/24 .................................................           52,700,000        23,017,779
      junior lien, ETM, zero cpn., 1/01/25 .................................................           45,200,000        18,798,680
      junior lien, ETM, zero cpn., 1/01/26 .................................................          131,900,000        51,630,936
      junior lien, ETM, zero cpn., 1/01/27 .................................................          139,100,000        51,589,408
      senior lien, 5.00%, 1/01/33 ..........................................................           11,930,000        11,324,791
  Saugus USD Special Tax, 6.00%, 9/01/33 ...................................................            3,150,000         3,282,773
  Seal Beach CFD No. 05 01 Special Tax, Pacific Gateway Business Center, 5.30%,
    9/01/36 ................................................................................            2,000,000         1,996,840
  Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
    9/02/33 ................................................................................            6,000,000         6,202,680
  Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.375%,
    9/01/32 ................................................................................            4,100,000         4,736,156


                                        Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%,
    9/01/34 ................................................................................     $      6,520,000   $     6,723,620
  West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 ....................            3,000,000         3,364,500
                                                                                                                    ---------------
                                                                                                                      1,056,916,677
                                                                                                                    ---------------
  COLORADO 2.6%
  Colorado Health Facilities Authority Revenue, Volunteers of America Care Facilities,
    Refunding and Improvement, Series A,
      5.45%, 7/01/08 .......................................................................              710,000           709,950
      5.75%, 7/01/20 .......................................................................            3,000,000         3,033,960
      5.875%, 7/01/28 ......................................................................            2,990,000         2,944,552
  Denver City and County Airport Revenue,
    Refunding, Series B, 5.50%, 11/15/33 ...................................................           20,000,000        20,145,000
    Series D, 7.75%, 11/15/13 ..............................................................              500,000           566,325
b Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
    Series A, 6.875%, 10/01/32 .............................................................           11,760,000        12,129,146
  Denver Convention Center Hotel Authority Revenue, Refunding, Senior, XLCA Insured,
    5.00%, 12/01/35 ........................................................................           15,000,000        15,403,650
  Denver Health and Hospital Authority Healthcare Revenue, Refunding, Series A, 6.25%,
    12/01/33 ...............................................................................            4,000,000         4,322,320
  E-470 Public Highway Authority Revenue, Capital Appreciation,
      Series A, MBIA Insured, zero cpn., 9/01/28 ...........................................           15,000,000         5,089,350
      Series B, MBIA Insured, zero cpn., 9/01/29 ...........................................           10,000,000         2,964,300
      Series B, MBIA Insured, zero cpn., 9/01/30 ...........................................           17,300,000         4,829,814
      Series B, MBIA Insured, zero cpn., 9/01/31 ...........................................           10,000,000         2,632,500
  Eagle County Airport Terminal Corp. Revenue,
      7.50%, 5/01/21 .......................................................................            1,565,000         1,589,257
      Series A, 7.00%, 5/01/21 .............................................................              745,000           775,530
      Series A, 7.125%, 5/01/31 ............................................................            1,410,000         1,473,563
  Eagle County Sports and Housing Facilities Revenue, Vail Associate Project,
    Refunding, 6.95%, 8/01/19 ..............................................................           41,200,000        42,877,252
  Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 .........................            2,795,000         2,906,213
  McKay Landing Metropolitan District No. 002 GO,
      Limited Tax, 7.50%, 12/01/19 .........................................................            3,190,000         3,413,077
      Refunding, Subordinated, Series A, 7.50%, 12/01/34 ...................................            2,000,000         2,063,460
  Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation,
    7.20%, 12/01/19 ........................................................................              450,000           477,491
  Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
    7.35%, 12/01/19 ........................................................................            3,190,000         3,388,801
  Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured,
    5.00%, 12/01/28 ........................................................................            7,640,000         7,908,470
  University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/31 .............            9,000,000         9,262,980
  Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ......            3,000,000         3,008,910
                                                                                                                    ---------------
                                                                                                                        153,915,871
                                                                                                                    ---------------


58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CONNECTICUT 1.8%
  Connecticut State Development Authority PCR,
      Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 .....................     $     53,825,000   $    56,634,127
      Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ..............           12,500,000        13,152,375
  Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
    Project, 6.15%, 4/01/35 ................................................................            3,000,000         3,093,420
  Connecticut State Health and Educational Facilities Authority Revenue,
      Sacred Heart University, Series C, 6.50%, 7/01/16 ....................................              420,000           428,887
      Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ......................            1,580,000         1,614,712
      St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .............................            5,650,000         5,342,753
      Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ........................            1,200,000         1,225,512
  Connecticut State HFAR, Housing Mortgage Finance Program, Series C-1, 6.30%,
    11/15/17 ...............................................................................           19,995,000        20,578,454
  Greater New Haven Water Pollution Control Authority Regional Water Revenue, Refunding,
    Series A, MBIA Insured, 5.00%, 8/15/35 .................................................            6,735,000         6,970,658
                                                                                                                    ---------------
                                                                                                                        109,040,898
                                                                                                                    ---------------
  FLORIDA 7.5%
  Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
      6.00%, 5/01/16 .......................................................................           24,400,000        26,114,100
      6.20%, 5/01/22 .......................................................................           23,590,000        26,190,326
  Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 .........................            3,175,000         3,394,901
  Brooks of Bonita Springs CDD Capital Improvement Revenue,
      6.85%, 5/01/31 .......................................................................            1,400,000         1,474,298
      Series A, 6.20%, 5/01/19 .............................................................            6,350,000         6,504,813
  Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, 7.00%,
    5/01/31 ................................................................................           11,935,000        12,494,393
  Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ...............            2,390,000         2,537,822
  Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ..................            2,565,000         2,608,220
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
    8/15/32 ................................................................................           10,550,000        11,239,548
  East Homested CDD Special Assessment Revenue, 5.45%, 5/01/36 .............................            1,500,000         1,502,190
  Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ......................................            3,690,000         3,760,221
  Fleming Plantation CDD Special Assessment, Series B, 7.375%, 5/01/31 .....................            9,900,000        10,555,677
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
    6.00%, 6/01/23 .........................................................................            5,000,000         5,976,850
  Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
    Phase One, 8.00%, 5/01/20 ..............................................................            3,675,000         3,714,947
  Groves CDD Special Assessment Revenue,
      Series A, 7.75%, 5/01/32 .............................................................            1,750,000         1,757,070
      Series B, 7.625%, 5/01/08 ............................................................            2,200,000         2,210,120
  Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
      10/01/24 .............................................................................            4,700,000         5,232,510
      10/01/29 .............................................................................            1,400,000         1,545,292
  Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 .................            1,500,000         1,522,845


                                        Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Hillsborough County IDAR, Refunding, Series B, 5.25%,
      10/01/28 .............................................................................     $      1,500,000   $     1,539,285
      10/01/34 .............................................................................            7,250,000         7,426,465
  Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B,
    8.25%, 5/01/11 .........................................................................           11,010,000        11,820,336
  Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 .............            3,000,000         3,012,360
  Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
      ETM, 6.875%, 8/01/10 .................................................................              715,000           761,589
      Pre-Refunded, 7.00%, 8/01/20 .........................................................            2,445,000         2,732,605
      Pre-Refunded, 7.25%, 8/01/31 .........................................................            5,725,000         6,446,865
  Indigo CDD Capital Improvement Revenue, Refunding,
      Series A, 7.00%, 5/01/31 .............................................................              925,000           946,192
      Series C, 7.00%, 5/01/30 .............................................................            4,840,000         4,950,884
  Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 .................................            1,880,000         1,969,826
  Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ........................................            1,660,000         1,795,622
  Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
    Series A, 6.75%, 1/01/19 ...............................................................           14,360,000        14,911,855
  Lakewood Ranch CDD No. 2 Benefit Special Assessment, Series A, 8.125%, 5/01/17 ...........            2,425,000         2,448,571
  Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 .....................              440,000           451,550
  Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
    CIFG Insured, 5.00%, 10/01/30 ..........................................................           11,505,000        11,929,419
  Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ................            8,315,000         8,855,475
  Mediterra South CDD Capital Improvement Revenue,
      6.85%, 5/01/31 .......................................................................            2,565,000         2,706,742
      Series B, 6.95%, 5/01/31 .............................................................            7,295,000         7,593,365
a Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 ............................            1,550,000         1,564,214
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/32 ...........................................................           14,000,000        14,346,220
  Miami-Dade County Stormwater Utility Revenue, MBIA Insured, 5.00%, 4/01/26 ...............            5,750,000         5,957,057
  Midtown Miami Community Development Special Assessment Revenue,
      Series A, 6.25%, 5/01/37 .............................................................            7,500,000         8,107,650
      Series B, 6.50%, 5/01/37 .............................................................            4,000,000         4,391,440
  Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ...................              475,000           479,147
  North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
    5/01/19 ................................................................................              770,000           789,535
  Northern Palm Beach County ID Revenue, Water Control and Improvement,
    Unit Development No. 43, 6.10%, 8/01/21 ................................................            2,675,000         2,770,310
  Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 .......................            1,155,000         1,169,114
  Oakstead CDD Revenue, Capital Improvement, Series A, 7.20%, 5/01/32 ......................            3,230,000         3,422,056
  Orange County Health Facilities Authority Revenue, Hospital,
      Adventist Health System Inc., 5.625%, 11/15/32 .......................................           10,000,000        10,554,500
      Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 ...........................           15,000,000        16,586,400
  Orange County Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.00%,
    10/01/29 ...............................................................................           13,925,000        14,395,943
  Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 ....................            1,300,000         1,305,902


60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 .................     $      2,850,000   $     3,002,276
  Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 ...............            1,367,430         1,370,520
  Pelican Marsh CDD Special Assessment Revenue,
      Series A, 7.10%, 5/01/20 .............................................................            3,310,000         3,531,274
      Series A, 7.20%, 5/01/31 .............................................................            6,305,000         6,703,539
      Series B, 6.90%, 5/01/11 .............................................................            2,505,000         2,542,325
      Series C, 7.00%, 5/01/19 .............................................................           10,325,000        10,638,260
      Series D, 6.95%, 5/01/19 .............................................................            3,575,000         3,680,319
  Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 ........................              665,000           685,189
  Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ..............................           10,225,000        10,814,471
  Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ...........            1,795,000         1,818,389
  Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ...........................            3,570,000         3,677,064
  Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
    12/01/22 ...............................................................................            3,865,000         3,995,560
  River Place St. Lucie CDD Special Assessment Revenue,
      Series A, 7.625%, 5/01/21 ............................................................            1,135,000         1,191,864
      Series A, 7.625%, 5/01/30 ............................................................            1,590,000         1,670,995
      Series B, 7.25%, 5/01/10 .............................................................              970,000           980,534
  Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 .......................              635,000           672,097
  Sampson Creek CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ..................            2,820,000         2,998,873
  Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ....................................            8,170,000         7,975,472
  South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ........................            2,735,000         2,841,802
  St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
    5/01/18 ................................................................................            1,985,000         2,023,430
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
    Water Management Benefit, Refunding, Series B,
      6.00%, 5/01/09 .......................................................................              520,000           521,498
      6.25%, 5/01/25 .......................................................................            5,080,000         5,263,591
  Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 .................................            2,165,000         2,224,949
  Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ................            2,990,000         3,142,819
  Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .....................            1,330,000         1,404,041
  University of Central Florida Assn. Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/35 ....            9,190,000         9,409,549
  Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 .......................            8,495,000         9,011,411
  Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .....................................            8,685,000         9,227,986
  Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 .............................            7,010,000         7,559,514
  Village Center CDD Recreational Revenue,
      Sub Series B, 6.30%, 1/01/07 .........................................................              630,000           631,518
      Sub Series B, 6.25%, 1/01/13 .........................................................            6,110,000         6,376,946
      Sub Series B, 8.25%, 1/01/17 .........................................................            1,940,000         2,013,177
      Sub Series C, 7.375%, 1/01/19 ........................................................            2,205,000         2,323,232
  Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 .....................            2,680,000         2,823,032
  Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 .....................            2,870,000         3,055,919
  Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ......................            1,170,000         1,241,136
  Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ..............................            2,000,000         1,996,920
  Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ...........................            1,400,000         1,471,890
                                                                                                                    ---------------
                                                                                                                        450,988,018
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA 2.4%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
      Series C, FSA Insured, 5.00%, 1/01/33 ................................................     $     36,000,000   $    36,911,880
      Series J, FSA Insured, 5.00%, 1/01/29 ................................................           16,445,000        16,917,794
  Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ..........................            1,235,000         1,238,594
  Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 .......................           33,890,000        34,777,240
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
    12/01/28 ...............................................................................            1,470,000         1,328,880
  Floyd County Development Authority Environmental Improvement Revenue,
    Dates-Temple-Inland, 5.70%, 12/01/15 ...................................................            1,575,000         1,640,457
  Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
    Health Care System Project, ETM,
      6.25%, 10/01/18 ......................................................................            6,000,000         6,801,420
      6.375%, 10/01/28 .....................................................................            8,000,000         9,510,640
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project,
    Refunding, MBIA Insured, 5.00%, 7/01/34 ................................................           26,145,000        26,936,932
  McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
    Products, 6.95%, 12/01/23 ..............................................................            5,120,000         5,622,579
                                                                                                                    ---------------
                                                                                                                        141,686,416
                                                                                                                    ---------------
  HAWAII 0.8%
  Hawaii State Department of Transportation Special Facilities Revenue, Continental
    Airlines Inc. Project, Refunding, 7.00%, 6/01/20 .......................................            4,090,000         4,073,395
  Honolulu City and County GO, Series A, MBIA Insured, 5.00%,
      7/01/26 ..............................................................................           12,020,000        12,454,162
      7/01/27 ..............................................................................           12,640,000        13,077,470
  Honolulu City and County Wastewater System Revenue, Senior Series A, FGIC Insured, 5.00%,
      7/01/30 ..............................................................................           20,425,000        21,085,953
                                                                                                                    ---------------
                                                                                                                         50,690,980
                                                                                                                    ---------------
  IDAHO 0.3%
  Nez Perce County PCR,
      Potlatch 84, 7.00%, 12/01/14 .........................................................            2,500,000         2,769,300
      Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ...................................           17,500,000        17,843,175
                                                                                                                    ---------------
                                                                                                                         20,612,475
                                                                                                                    ---------------
  ILLINOIS 2.7%
  Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
    3/01/33 ................................................................................            3,350,000         3,485,775
  Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
    3/01/33 ................................................................................            5,544,000         5,768,698
  Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
      6.25%, 3/01/32 .......................................................................            3,655,000         3,672,800
      6.75%, 3/01/32 .......................................................................            5,415,000         5,673,079
  Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
      6.625%, 3/01/31 ......................................................................            4,401,000         4,531,490
      7.00%, 3/01/31 .......................................................................            4,852,000         5,095,182
  Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, 7.05%,
    3/01/31 ................................................................................            5,853,000         6,198,444


62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ILLINOIS (CONTINUED)
  Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%,
    8/01/23 ................................................................................     $     11,000,000   $    11,015,070
  Cary Special Tax,
      Special Service Area No. 1 Cambria, Series A, 7.625%, 3/01/30 ........................            3,409,000         3,685,606
      Special Service Area No. 2 Foxford Hill, 7.50%, 3/01/30 ..............................            5,400,000         5,815,692
  Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
    3/01/27 ................................................................................            6,000,000         7,141,920
  Illinois Health Facilities Authority Revenue,
      Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 .......            9,000,000         9,272,880
      Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ................            3,370,000         3,479,862
      St. Elizabeth's Hospital, Pre-Refunded, 6.25%, 7/01/16 ...............................            1,215,000         1,241,560
      St. Elizabeth's Hospital, Pre-Refunded, 6.375%, 7/01/26 ..............................            6,695,000         6,841,955
      Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 .......................            8,595,000         8,555,635
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center,
      ETM, 7.00%, 7/01/26 ..................................................................            7,500,000         9,710,100
      Pre-Refunded, 6.25%, 7/01/17 .........................................................           11,000,000        11,240,900
  Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ...........            3,000,000         3,171,960
  Montgomery Special Assessment, Improvement, Lakewood Creek Project, 7.75%,
    3/01/30 ................................................................................            4,777,000         5,195,131
  Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
    3/01/34 ................................................................................            8,000,000         8,176,480
  Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ...........            2,425,000         2,477,817
  Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
      6.00%, 3/01/33 .......................................................................            4,500,000         4,354,785
      6.625%, 3/01/33 ......................................................................            5,280,000         5,559,946
  Wonder Lake Special Services Area No. 2 Special Tax, Neumann Homes Project, 6.125%,
    3/01/35 ................................................................................            9,500,000         9,416,400
  Yorkville United City Special Services Area Special Tax,
      No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ......................            4,400,000         4,516,600
      No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 .........................            3,851,000         4,071,739
      No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 ...................................            4,980,000         4,991,952
                                                                                                                    ---------------
                                                                                                                        164,359,458
                                                                                                                    ---------------
  INDIANA 1.7%
  Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
    8/01/36 ................................................................................            5,000,000         5,019,150
  Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
      8/15/19 ..............................................................................            3,000,000         3,071,640
      8/15/28 ..............................................................................            5,000,000         5,060,700
  Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
    Indiana, Refunding, 5.25%, 11/15/35 ....................................................           12,000,000        11,910,600
  Indiana Health Facility Financing Authority Hospital Revenue,
      6.25%, 3/01/25 .......................................................................            3,200,000         3,395,424
      6.00%, 3/01/34 .......................................................................           12,000,000        12,575,400
      Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 ....................           48,500,000        51,371,200
      Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ..................            1,500,000         1,534,560


                                        Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  INDIANA (CONTINUED)
  Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
    Refunding, 5.60%, 12/01/32 .............................................................     $      8,200,000   $     8,426,894
                                                                                                                    ---------------
                                                                                                                        102,365,568
                                                                                                                    ---------------
  KANSAS 0.2%
  Wyandotte County City Unified Government Utility System Revenue, Improvement, Series
    B, FSA Insured, 5.00%, 9/01/32 .........................................................           10,000,000        10,319,500
                                                                                                                    ---------------
  KENTUCKY 1.9%
b Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc.
    Project,
      Series A, 7.50%, 2/01/12 .............................................................            7,050,000         4,089,000
      Series A, 7.50%, 2/01/20 .............................................................           35,275,000        20,459,500
      Series A, 7.125%, 2/01/21 ............................................................           28,830,000        16,721,400
      Series A, 6.125%, 2/01/22 ............................................................           12,940,000         7,408,150
      Series B, 7.25%, 2/01/22 .............................................................            5,315,000         3,109,275
  Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc., Series C, MBIA Insured,
      6.10%, 10/01/22 ......................................................................           15,975,000        18,009,416
      6.15%, 10/01/27 ......................................................................           10,000,000        11,224,100
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ...........            6,835,000         6,560,917
  Maysville Solid Waste Disposal Facilities Revenue, Inland Container Corp. Project,
    Refunding, 6.90%, 9/01/22 ..............................................................           16,000,000        17,527,040
  Powderly Industrial Development First Mortgage Revenue, Kroger Co., Refunding,
    7.375%, 9/01/06 ........................................................................              130,000           130,312
  Russell Health System Revenue, Pre-Refunded, 8.10%, 7/01/15 ..............................            6,195,000         6,329,134
                                                                                                                    ---------------
                                                                                                                        111,568,244
                                                                                                                    ---------------
  LOUISIANA 1.4%
  Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 ........           13,990,000        15,253,297
  Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge
    General, MBIA Insured, 5.25%, 7/01/33 ..................................................           32,240,000        33,506,387
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
    AMBAC Insured, 5.00%, 6/01/22 ..........................................................           10,000,000        10,398,700
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%,
    3/01/13 ................................................................................            4,850,000         4,857,469
  West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
    9/01/28 ................................................................................           20,750,000        20,861,635
                                                                                                                    ---------------
                                                                                                                         84,877,488
                                                                                                                    ---------------
  MAINE 0.6%
  Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .....................            4,800,000         4,853,760
  Skowhegan PCR, S.D. Warren Co.,
      Series A, 6.65%, 10/15/15 ............................................................           24,570,000        24,777,371
      Series B, 6.65%, 10/15/15 ............................................................            4,940,000         4,981,693
                                                                                                                    ---------------
                                                                                                                         34,612,824
                                                                                                                    ---------------


64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND 0.6%
  Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
    Improvement, Series B, ETM, 8.50%, 9/01/07 .............................................     $      2,290,000   $     2,341,800
  Maryland State CDA Department of Housing and CDR, Housing, Series A, 5.875%,
    7/01/16 ................................................................................            2,270,000         2,325,978
  Maryland State EDC Revenue, Chesapeake Bay, senior lien, Series B,
      7.50%, 12/01/14 ......................................................................            1,915,000         2,024,117
      7.625%, 12/01/22 .....................................................................            6,740,000         7,134,964
      7.75%, 12/01/31 ......................................................................           16,160,000        17,034,418
  Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
    ETM, 8.50%, 9/01/07 ....................................................................            3,820,000         3,938,267
                                                                                                                    ---------------
                                                                                                                         34,799,544
                                                                                                                    ---------------
  MASSACHUSETTS 1.2%
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
    Series A, 7.00%, 3/01/21 ...............................................................            2,000,000         2,438,900
  Massachusetts Health and Educational Facilities Authority Revenue, Lahey Clinic Medical
    Center, Series B, FGIC Insured, 5.00%, 8/15/30 .........................................           12,460,000        12,772,995
  Massachusetts State Development Finance Agency Resource Recovery Revenue,
    Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .......            3,000,000         3,247,170
  Massachusetts State Development Finance Agency Revenue,
      Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 .........................            1,030,000         1,043,946
      Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ........................            1,620,000         1,642,502
      Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 .......            1,850,000         1,891,089
      Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ........            3,500,000         3,579,450
  Massachusetts State Health and Educational Facilities Authority Revenue,
    St. Memorial Medical Center, Refunding, Series A,
      5.75%, 10/01/06 ......................................................................              875,000           878,570
      6.00%, 10/01/23 ......................................................................            6,235,000         6,263,369
b Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue,
    Massachusetts Paper Co. Project, senior lien, 8.50%, 11/01/12 ..........................           39,820,661            99,552
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
    FSA Insured, 5.00%, 8/15/30 ............................................................           30,950,000        32,032,012
  Massachusetts State Water Resources Authority Revenue, General, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/31 ..........................................................            8,000,000         8,289,680
                                                                                                                    ---------------
                                                                                                                         74,179,235
                                                                                                                    ---------------
  MICHIGAN 3.0%
  Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
    Pre-Refunded, 6.25%, 4/15/27 ...........................................................           10,500,000        11,839,695
  Garden City Hospital Financing Authority Hospital Revenue, Refunding,
      5.625%, 9/01/10 ......................................................................            1,640,000         1,654,711
      5.75%, 9/01/17 .......................................................................            1,000,000           976,480
  Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
    Refunding, 6.50%,
      1/01/31 ..............................................................................            1,000,000         1,032,800
      1/01/37 ..............................................................................            1,000,000         1,031,040


                                        Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Building Authority Revenue, Facilities Program, Refunding,
      Series I, AMBAC Insured, 5.00%, 10/15/33 .............................................     $     13,495,000   $    13,901,065
      Series II, MBIA Insured, 5.00%, 10/15/29 .............................................           16,585,000        17,098,803
  Michigan State Hospital Finance Authority Revenue,
      Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ......           18,000,000        19,521,180
      Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 .........            7,500,000         7,507,950
      Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 .........           30,205,000        30,503,425
      Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 .........              500,000           471,830
      Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ....................              500,000           458,565
      Marquette, 5.00%, 5/15/34 ............................................................            6,000,000         5,867,280
      Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ...............................            1,000,000         1,042,170
      Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ..................            7,310,000         7,403,933
      Sinai Hospital, Refunding, 6.625%, 1/01/16 ...........................................            2,990,000         3,027,734
      Sinai Hospital, Refunding, 6.70%, 1/01/26 ............................................            7,250,000         7,313,800
  Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co.
    Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29 .........................           11,000,000        11,398,970
  Midland County EDR, Refunding, Series A, 6.875%, 7/23/09 .................................           35,000,000        35,376,600
  Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
    Series A, ETM, 5.60%, 2/15/13 ..........................................................            1,420,000         1,492,207
                                                                                                                    ---------------
                                                                                                                        178,920,238
                                                                                                                    ---------------
  MINNESOTA 1.6%
  Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ......            9,000,000        10,012,860
  Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
    12/01/40 ...............................................................................            5,000,000         4,955,500
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
    Sub Series C, FGIC Insured, 5.00%, 1/01/31 .............................................           21,185,000        21,763,774
  Minneapolis Health Care Facility Revenue,
      Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 ...............................            5,075,000         5,071,447
      Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ....................           18,380,000        20,296,299
      Jones-Harrison Residence Project, 5.70%, 10/01/35 ....................................            1,000,000           978,860
  Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
    11/15/30 ...............................................................................            8,200,000         8,474,126
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
      Refunding, Series A, 6.375%, 11/15/29 ................................................              175,000           192,259
      Series A, Pre-Refunded, 6.375%, 11/15/29 .............................................            6,325,000         7,057,878
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
    2/01/18 ................................................................................              335,000           336,008
  Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 .................            5,000,000         5,059,100
  Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 ...............            3,195,000         3,344,909
  St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 ...........           10,000,000        10,714,000
  St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A,
    8.625%, 9/01/07 ........................................................................              390,000           391,412
                                                                                                                    ---------------
                                                                                                                         98,648,432
                                                                                                                    ---------------
  MISSISSIPPI 0.6%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...........           33,295,000        33,400,545
                                                                                                                    ---------------


66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI 0.6%
  Lake of the Ozarks Community Board Corp. Bridge System Revenue,
      Pre-Refunded, 6.25%, 12/01/16 ........................................................     $      1,000,000   $     1,031,480
      Pre-Refunded, 6.40%, 12/01/25 ........................................................            3,000,000         3,100,770
      Refunding, 5.25%, 12/01/20 ...........................................................            8,350,000         8,030,445
  St. Louis County IDA Industrial Revenue, Kiel Center, Refunding,
      7.625%, 12/01/09 .....................................................................            6,700,000         6,745,158
      7.75%, 12/01/13 ......................................................................            5,175,000         5,209,621
      7.875%, 12/01/24 .....................................................................            6,000,000         6,040,140
  West Plains IDA Hospital Revenue, Ozarks Medical Center,
      6.30%, 11/15/11 ......................................................................              780,000           812,776
      6.75%, 11/15/24 ......................................................................            1,870,000         1,926,773
      Refunding, 5.50%, 11/15/12 ...........................................................              500,000           501,380
                                                                                                                    ---------------
                                                                                                                         33,398,543
                                                                                                                    ---------------
  MONTANA 0.2%
  Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
    3/01/31 ................................................................................           10,220,000        10,536,616
                                                                                                                    ---------------
  NEBRASKA 0.0% c
  Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical
    Center, 6.375%, 12/15/08 ...............................................................              920,000           921,058
                                                                                                                    ---------------
  NEVADA 3.1%
  Clark County ID Special Assessment,
      Local ID No. 132, Summerlin South, 6.875%, 2/01/21 ...................................            3,890,000         4,022,649
      Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 ....................................            4,200,000         4,339,986
      Local ID No. 151, Summerlin, 5.00%, 8/01/20 ..........................................              765,000           749,754
      Local ID No. 151, Summerlin, 5.00%, 8/01/25 ..........................................            2,405,000         2,349,781
  Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .........            5,125,000         5,125,461
  Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, second tier,
      7.25%, 1/01/23 .......................................................................            8,000,000         8,261,120
      7.375%, 1/01/30 ......................................................................            9,000,000         9,290,610
      7.375%, 1/01/40 ......................................................................           49,750,000        51,124,095
  Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
    7/01/24 ................................................................................            7,000,000         7,377,650
  Henderson Local ID Special Assessment,
      No. T-2, 9.50%, 8/01/11 ..............................................................              585,000           585,333
      No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 .........................            3,085,000         3,186,651
      No. T-12, Series A, 7.375%, 8/01/18 ..................................................           40,175,000        43,112,998
      No. T-16, 4.90%, 3/01/16 .............................................................            1,390,000         1,383,509
      No. T-16, 5.00%, 3/01/18 .............................................................            1,000,000           994,660
      No. T-16, 5.00%, 3/01/19 .............................................................            1,000,000           991,560
      No. T-16, 5.10%, 3/01/22 .............................................................            1,500,000         1,493,460
      No. T-16, 5.125%, 3/01/25 ............................................................            1,580,000         1,567,660
      No. T-17, 5.00%, 9/01/15 .............................................................              720,000           723,650
      No. T-17, 5.00%, 9/01/16 .............................................................              740,000           742,294
      No. T-17, 5.00%, 9/01/25 .............................................................            1,400,000         1,377,796


                                        Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEVADA (CONTINUED)
  Las Vegas Local Improvement Bonds Special Assessment,
      Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ..........................     $      2,685,000   $     2,708,601
      Special ID No. 607, 6.25%, 6/01/24 ...................................................            5,000,000         5,131,450
      Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 ...................................            8,315,000         8,630,305
  Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ................            3,655,000         3,691,660
  Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured,
    Pre-Refunded, 6.40%, 7/01/29 ...........................................................           15,415,000        16,789,864
                                                                                                                    ---------------
                                                                                                                        185,752,557
                                                                                                                    ---------------
  NEW HAMPSHIRE 0.3%
  New Hampshire Higher Education and Health Facilities Authority Revenue,
      Hillcrest Terrace, 7.50%, 7/01/24 ....................................................           16,450,000        16,731,789
      Littleton Hospital Assn., Series B, 5.90%, 5/01/28 ...................................            2,000,000         2,033,260
      New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ................            1,145,000         1,157,904
                                                                                                                    ---------------
                                                                                                                         19,922,953
                                                                                                                    ---------------
  NEW JERSEY 5.0%
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
      Series 1, 6.00%, 1/01/19 .............................................................            2,180,000         2,183,335
      Series 1, 6.00%, 1/01/29 .............................................................            5,000,000         4,981,350
      Series 2, 6.125%, 1/01/19 ............................................................            2,125,000         2,136,687
      Series 2, 6.125%, 1/01/29 ............................................................            5,105,000         5,120,111
  New Jersey EDA Lease Revenue, International Center for Public Health Project,
    University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................            9,965,000        10,715,863
  New Jersey EDA Revenue,
      Cigarette Tax, 5.50%, 6/15/24 ........................................................           23,000,000        23,992,450
      Cigarette Tax, 5.50%, 6/15/31 ........................................................            6,500,000         6,760,520
      Cigarette Tax, 5.75%, 6/15/34 ........................................................           10,000,000        10,551,600
      first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 .............................            1,500,000         1,508,565
      first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ..............................            7,635,000         7,832,517
  New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
      6.625%, 9/15/12 ......................................................................           25,525,000        26,036,521
      6.25%, 9/15/19 .......................................................................           42,000,000        41,658,960
      6.40%, 9/15/23 .......................................................................           79,890,000        80,092,122
  New Jersey Health Care Facilities Financing Authority Revenue,
      South Jersey Hospital, 5.875%, 7/01/21 ...............................................            7,500,000         7,811,850
      South Jersey Hospital, 6.00%, 7/01/32 ................................................           18,000,000        18,864,720
      Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 ........................            5,000,000         5,499,900
  New Jersey State Turnpike Authority Turnpike Revenue,
      Refunding, Series A, FSA Insured, 5.00%, 1/01/25 .....................................           13,700,000        14,261,426
      Series C, FSA Insured, 5.00%, 1/01/35 ................................................           10,195,000        10,531,945
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding,
      6.00%, 6/01/37 .......................................................................           10,000,000        10,485,700
      6.125%, 6/01/42 ......................................................................            9,050,000         9,547,388
                                                                                                                    ---------------
                                                                                                                        300,573,530
                                                                                                                    ---------------


68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW MEXICO 2.4%
  Farmington PCR,
      Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
        12/01/16 ...........................................................................     $     24,045,000   $    24,776,689
      Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
        4/01/22 ............................................................................           66,125,000        68,471,776
      Public Service Co. Project, Series A, 6.60%, 10/01/29 ................................            6,000,000         6,487,800
      Tucson Electric Power Co., Series A, 6.95%, 10/01/20 .................................           37,000,000        38,743,070
  New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
    Series A, Radian Insured,
      5.25%, 7/01/30 .......................................................................            4,360,000         4,473,753
      5.00%, 7/01/35 .......................................................................            3,470,000         3,438,354
                                                                                                                    ---------------
                                                                                                                        146,391,442
                                                                                                                    ---------------
  NEW YORK 10.1%
  Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding,
    Series A, 5.75%, 2/01/22 ...............................................................            2,000,000         2,053,140
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ...........           25,000,000        27,090,750
  MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
      7/15/21 ..............................................................................              428,010           215,593
      1/15/22 ..............................................................................              649,658           318,436
  MTA Revenue,
      Series A, MBIA Insured, 4.75%, 11/15/28 ..............................................           15,000,000        15,204,900
      Series B, AMBAC Insured, 5.00%, 11/15/30 .............................................           10,000,000        10,349,900
      Transportation, Series F, 5.00%, 11/15/30 ............................................            7,000,000         7,163,870
  MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%,
    7/01/27 ................................................................................           22,700,000        23,572,815
  New York City GO,
      Fiscal 2003, Series I, 5.00%, 3/01/24 ................................................            5,000,000         5,111,500
      Fiscal 2003, Series I, 5.00%, 3/01/25 ................................................            9,000,000         9,190,260
      Refunding, Series G, 5.00%, 8/01/21 ..................................................           10,000,000        10,363,700
      Refunding, Series H, 6.25%, 8/01/15 ..................................................            1,535,000         1,591,196
      Refunding, Series H, 6.125%, 8/01/25 .................................................              380,000           393,513
      Refunding, Series J, 6.00%, 8/01/21 ..................................................                5,000             5,171
      Series B, 7.00%, 2/01/18 .............................................................              115,000           115,217
      Series B, Pre-Refunded, 6.00%, 8/15/26 ...............................................            5,000,000         5,098,500
      Series D, 7.625%, 2/01/14 ............................................................                5,000             5,011
      Series F, 7.50%, 2/01/21 .............................................................               85,000            85,182
      Series F, Pre-Refunded, 6.00%, 8/01/11 ...............................................           10,000,000        10,186,700
      Series G, 7.50%, 2/01/22 .............................................................               10,000            10,021
      Series G, Pre-Refunded, 6.125%, 10/15/11 .............................................           20,480,000        21,349,376
      Series G, Pre-Refunded, 6.20%, 10/15/14 ..............................................           10,000,000        10,434,300
      Series H, Pre-Refunded, 6.25%, 8/01/15 ...............................................           23,465,000        24,381,074
      Series H, Pre-Refunded, 6.125%, 8/01/25 ..............................................            5,220,000         5,416,481
      Series I, 6.25%, 4/15/17 .............................................................               35,000            36,063
      Series I, Pre-Refunded, 6.25%, 4/15/17 ...............................................           25,335,000        26,150,027
      Series I, Pre-Refunded, 6.25%, 4/15/27 ...............................................           22,920,000        23,657,336
      Series J, Pre-Refunded, 6.00%, 8/01/21 ...............................................            9,995,000        10,357,219


                                        Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City IDA, Civic Facility Revenue,
      Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ............................     $      6,665,000   $     6,709,122
      Series C, 6.80%, 6/01/28 .............................................................            5,000,000         5,249,150
      Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ..................            1,490,000         1,515,837
  New York City IDAR, Liberty, Seven World Trade Center, Series A,
      6.25%, 3/01/15 .......................................................................           10,000,000        10,543,000
      6.50%, 3/01/35 .......................................................................           50,000,000        52,858,500
  New York City IDA Special Facility Revenue,
      American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 ............           15,000,000        16,479,600
      American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 ...........           20,000,000        22,230,800
      American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 ............           15,000,000        16,751,400
      American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12 ..           74,000,000        80,603,020
      British Airways PLC Project, 7.625%, 12/01/32 ........................................           15,000,000        16,540,650
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Series C, 5.00%, 6/15/30 .............................................................           15,000,000        15,450,150
      Series E, 5.00%, 6/15/34 .............................................................           10,000,000        10,219,700
  New York State Dormitory Authority Revenues,
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
        7/01/26 ............................................................................            6,100,000         6,232,309
      Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .......................            8,940,000         9,261,572
      Supported Debt, Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ..........              115,000           119,000
      Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .......            2,185,000         2,263,594
  New York State HFA Service Contract Obligation Revenue, Series A,
      6.00%, 3/15/26 .......................................................................              220,000           225,465
      Pre-Refunded, 6.00%, 3/15/26 .........................................................            4,755,000         4,881,293
  New York State Urban Development Corp. Revenue, Correctional Capital Facilities,
    Series 7, Pre-Refunded, 5.70%, 1/01/27 .................................................            4,750,000         4,899,767
  Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 .....            1,000,000         1,025,220
  Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC
    Project, Refunding,
      6.80%, 11/01/14 ......................................................................            5,000,000         5,227,400
      7.00%, 11/01/30 ......................................................................            7,000,000         7,314,020
  Port Authority of New York and New Jersey Revenue, Consolidated, 140th, XLCA Insured,
    5.00%, 12/01/27 ........................................................................           17,020,000        17,781,305
  Port Authority of New York and New Jersey Special Obligation Revenue,
    Continental Airlines Inc., Eastern Project, La Guardia,
      9.00%, 12/01/10 ......................................................................           10,000,000        10,166,900
      9.125%, 12/01/15 .....................................................................           27,650,000        28,109,266
  Utica IDA Civic Facility Revenue, Utica College Civic Facility,
      6.75%, 12/01/21 ......................................................................            1,250,000         1,338,650
      6.85%, 12/01/31 ......................................................................            2,000,000         2,142,340
                                                                                                                    ---------------
                                                                                                                        606,046,281
                                                                                                                    ---------------
  NORTH CAROLINA 2.0%
  Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ........................           15,310,000        15,781,089
  North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 5.75%, 1/01/26 ..................................................           37,500,000        39,604,125
      Refunding, Series B, 5.75%, 1/01/24 ..................................................           35,750,000        37,746,995


70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  North Carolina Eastern Municipal Power Agency Power System Revenue, (continued)
      Series D, 6.70%, 1/01/19 .............................................................     $      2,000,000   $     2,180,020
      Series D, 6.75%, 1/01/26 .............................................................            5,000,000         5,458,300
  North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
      3/01/16 ..............................................................................            1,055,000         1,072,998
      9/01/17 ..............................................................................              745,000           756,123
  North Carolina Medical Care Commission Health Care Facilities Revenue,
    Pennybyrn at Maryfield, Series A,
      5.75%, 10/01/23 ......................................................................            3,625,000         3,676,874
      6.00%, 10/01/23 ......................................................................            2,500,000         2,580,775
  North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
    United Methodist, Refunding, Series C,
      5.25%, 10/01/24 ......................................................................              920,000           925,998
      5.50%, 10/01/32 ......................................................................            1,600,000         1,627,296
  North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 ...............            7,000,000         7,229,530
                                                                                                                    ---------------
                                                                                                                        118,640,123
                                                                                                                    ---------------
  OHIO 1.8%
  Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
      ETM, 6.40%, 12/01/06 .................................................................            1,685,000         1,708,051
      Pre-Refunded, 6.50%, 12/01/07 ........................................................              670,000           692,659
      Pre-Refunded, 6.90%, 12/01/16 ........................................................            2,500,000         2,589,350
  Centerville City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/30 ....            9,260,000         9,592,249
  Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ..............................           11,500,000        11,949,535
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
      Series C, 6.05%, 10/01/09 ............................................................           14,250,000        15,231,825
      Series E, 6.05%, 10/01/09 ............................................................            5,250,000         5,611,725
      Series F, 6.05%, 10/01/09 ............................................................            1,000,000         1,068,900
  Franklin County Health Care Facilities Revenue,
      Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 ...........................            1,000,000         1,110,430
      Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ..........................            3,100,000         3,160,450
      Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ..........................              950,000           966,920
      Presbyterian Retirement Services, Series A, Pre-Refunded, 6.625%, 7/01/13 ............            1,000,000         1,038,240
  Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
    5/01/35 ................................................................................           10,000,000        10,223,100
  Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Series A,
    Pre-Refunded,
      6.625%, 7/01/14 ......................................................................            1,000,000         1,047,000
      6.75%, 7/01/20 .......................................................................            2,000,000         2,102,580
  Montgomery County Health System Revenue,
      Series B-1, Pre-Refunded, 8.10%, 7/01/18 .............................................            5,445,000         5,565,895
      Series B-2, Pre-Refunded, 8.10%, 7/01/18 .............................................            5,610,000         5,734,906
      St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 ..................................            8,300,000         8,483,738
  Ohio State Air Quality Development Authority Revenue, PCR, Cleveland Electric, Refunding,
    Series B, 6.00%, 8/01/20 ...............................................................            6,250,000         6,487,125
  Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 ...........................            5,000,000         5,198,150


                                        Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding,
    Series 1, 6.25%, 11/01/13 ..............................................................     $      4,000,000   $     4,104,320
  Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, Pre-Refunded,
    6.875%, 7/01/16 ........................................................................            1,500,000         1,542,150
                                                                                                                    ---------------
                                                                                                                        105,209,298
                                                                                                                    ---------------
  OKLAHOMA 0.2%
  Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
    Series B, 6.60%, 7/01/31 ...............................................................            5,000,000         5,438,950
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
    Refunding, 6.00%, 8/15/14 ..............................................................            4,000,000         4,093,680
                                                                                                                    ---------------
                                                                                                                          9,532,630
                                                                                                                    ---------------
  OREGON 2.4%
  Klamath Falls Electric Revenue, Klamath Cogeneration Project, senior lien,
      7.00%, 1/01/25 .......................................................................           12,300,000        11,043,309
      Refunding, 5.75%, 1/01/13 ............................................................           28,000,000        25,188,240
      Refunding, 5.875%, 1/01/16 ...........................................................           26,650,000        23,161,515
      Refunding, 6.00%, 1/01/25 ............................................................           77,900,000        62,950,211
  Oregon State Department of Administrative Services COP, Series A,
      AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..........................................            9,400,000        10,267,808
      FSA Insured, 5.00%, 5/01/30 ..........................................................            8,195,000         8,468,303
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
    Linfield College Project, Series A,
      6.75%, 10/01/25 ......................................................................                5,000             5,452
      Pre-Refunded, 6.75%, 10/01/25 ........................................................            5,215,000         5,871,308
                                                                                                                    ---------------
                                                                                                                        146,956,146
                                                                                                                    ---------------
  PENNSYLVANIA 4.5%
  Allegheny County Hospital Development Authority Revenue, Health System,
      Series A, MBIA Insured, 6.50%, 11/15/30 ..............................................           10,000,000        11,206,600
      Series B, 9.25%, 11/15/15 ............................................................           24,000,000        28,589,040
      Series B, 9.25%, 11/15/22 ............................................................           24,000,000        28,578,240
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
    7/15/20 ................................................................................            5,500,000         5,681,555
  Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA
    Insured, 5.00%, 12/01/30 ...............................................................           12,775,000        13,253,807
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .............            2,725,000         2,861,087
  Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
      6.50%, 1/01/08 .......................................................................              425,000           438,723
      6.10%, 7/01/13 .......................................................................           20,500,000        21,383,550
      6.20%, 7/01/19 .......................................................................            9,500,000         9,908,880
  Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31 .....            1,650,000         1,892,517
  Lehigh County IDA, PCR, Pennsylvania Power and Light Electrical Utilities Corp.
    Project, Refunding, Series A, FGIC Insured, 4.70%, 9/01/29 .............................           17,000,000        16,903,610


72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
    Reliant Energy Seward, Series A, 6.75%, 12/01/36 .......................................     $     65,000,000   $    69,633,850
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
    Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
      11/15/16 .............................................................................           13,000,000        13,375,830
  Philadelphia IDA Health Care Facility Revenue, Pauls Run, Refunding, Series A, 5.85%,
    5/15/13 ................................................................................            2,200,000         2,232,340
  Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/27 .........           10,020,000        10,381,922
  Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%,
    12/01/21 ...............................................................................            3,000,000         3,186,030
  South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
    Project, Series A, MBIA Insured, Pre-Refunded, 5.75%, 7/01/16 ..........................            8,130,000         8,305,202
  State Public School Building Authority School Revenue, Philadelphia School District
    Project, FSA Insured, 5.00%, 6/01/33 ...................................................           13,750,000        14,075,462
  Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
    6.05%, 4/01/14 .........................................................................            5,025,000         5,081,079
                                                                                                                    ---------------
                                                                                                                        266,969,324
                                                                                                                    ---------------
  RHODE ISLAND 0.2%
  Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
    Lifespan Obligation Group,
      6.50%, 8/15/32 .......................................................................            8,000,000         9,139,040
      MBIA Insured, Pre-Refunded, 5.75%, 5/15/23 ...........................................            3,095,000         3,216,912
      Refunding, MBIA Insured, 5.75%, 5/15/23 ..............................................              405,000           419,989
                                                                                                                    ---------------
                                                                                                                         12,775,941
                                                                                                                    ---------------
  SOUTH CAROLINA 0.9%
  Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
    Opportunities Tax Hike, 5.25%, 12/01/29 ................................................           16,500,000        17,012,655
  Greenville County School District Installment Purchase Revenue, Building Equity Sooner
    Tomorrow, Refunding, 5.00%, 12/01/28 ...................................................           17,500,000        17,866,025
  Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
    Project, 5.00%, 12/01/26 ...............................................................           15,015,000        14,919,805
  Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
    6.375%, 5/15/30 ........................................................................            3,750,000         4,183,687
                                                                                                                    ---------------
                                                                                                                         53,982,172
                                                                                                                    ---------------
  TENNESSEE 0.6%
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
    Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 ....................................            5,000,000         5,124,500
  Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
    Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
      7/01/27 ..............................................................................           19,365,000         6,910,788
      7/01/28 ..............................................................................           19,400,000         6,550,410
      7/01/29 ..............................................................................           19,365,000         6,196,800
      7/01/30 ..............................................................................           19,370,000         5,872,209


                                        Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
    Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
      1/01/25 ..............................................................................     $      5,000,000   $     1,763,600
      1/01/26 ..............................................................................            2,610,000           864,667
                                                                                                                    ---------------
                                                                                                                         33,282,974
                                                                                                                    ---------------
  TEXAS 2.1%
  Angelina and Neches River Authority Waste Disposal Revenue, Adjusted Temple Inland
    Forest Products, 6.95%, 5/01/23 ........................................................            1,750,000         1,917,055
  Austin Convention Enterprises Inc. Convention Center Revenue, first tier, Series A,
    6.70%, 1/01/32 .........................................................................           10,000,000        10,682,500
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health
    Services, FSA Insured, ETM, 6.00%, 11/15/15 ............................................            8,750,000         8,940,487
  Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%,
    7/01/32 ................................................................................            9,000,000         9,691,560
  Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC
    Insured, 5.00%, 9/01/31 ................................................................           15,500,000        15,984,840
  Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ..............................            2,245,000         2,262,646
  Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ...............            4,810,000         5,312,068
  El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
    Bienvivir Senior Health,
      7.00%, 8/15/12 .......................................................................              865,000           918,414
      7.50%, 8/15/18 .......................................................................            2,300,000         2,479,584
      7.75%, 8/15/31 .......................................................................            3,000,000         3,279,300
  Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
    Pre-Refunded, 6.25%, 8/15/29 ...........................................................           10,975,000        11,984,480
  Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project,
    Refunding, 5.60%, 3/01/27 ..............................................................           11,000,000        11,351,670
  Sabine River Authority PCR,
      Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 .............            7,000,000         7,145,320
      TXU Electric, Refunding, Series C, 5.20%, 5/01/28 ....................................           15,000,000        15,312,450
      TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ......................            1,000,000         1,064,850
      TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ......................            3,000,000         3,260,160
  Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero
    cpn., 8/15/32 ..........................................................................           51,000,000        11,690,730
                                                                                                                    ---------------
                                                                                                                        123,278,114
                                                                                                                    ---------------
  VERMONT 0.3%
  Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
    Health, Series A, AMBAC Insured, 6.00%, 12/01/23 .......................................           15,000,000        16,231,350
                                                                                                                    ---------------
  VIRGINIA 0.9%
  Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
    5.00%, 4/01/33 .........................................................................            5,000,000         5,159,650
  Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA
    Insured, 5.00%, 6/15/30 ................................................................           12,255,000        12,686,989


74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  James City County EDA Residential Care Facility Revenue, first mortgage,
    Williamsburg Landing, Series A,
      5.35%, 9/01/26 .......................................................................     $        750,000   $       761,407
      5.50%, 9/01/34 .......................................................................              750,000           764,070
  Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
    6.00%, 4/01/33 .........................................................................            9,000,000         9,576,000
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed,
      5.50%, 6/01/26 .......................................................................            2,500,000         2,558,700
      5.625%, 6/01/37 ......................................................................            3,000,000         3,071,130
  Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
    Westminster Canterbury Project,
      Refunding, 5.00%, 11/01/22 ...........................................................            1,000,000           985,650
      Refunding, 5.25%, 11/01/26 ...........................................................            1,000,000         1,007,330
      Refunding, 5.375%, 11/01/32 ..........................................................            1,000,000         1,010,540
      Series A, Pre-Refunded, 7.125%, 11/01/23 .............................................            5,000,000         5,638,150
      Series A, Pre-Refunded, 7.25%, 11/01/32 ..............................................            9,000,000        10,184,400
                                                                                                                    ---------------
                                                                                                                         53,404,016
                                                                                                                    ---------------
  WASHINGTON 1.2%
  Energy Northwest Electric Revenue,
      Columbia Generating Station, Series C, 5.00%, 7/01/24 ................................            5,000,000         5,192,300
      Columbia Station, Refunding, Series A, 5.00%, 7/01/24 ................................           15,260,000        15,846,900
  Port Seattle Revenue, intermediate lien, Refunding, Series A, MBIA Insured, 5.00%,
    3/01/30 ................................................................................           15,000,000        15,437,550
  Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 ...........................            5,720,000         5,925,462
  Washington State GO,
      AMBAC Insured, 5.00%, 1/01/31 ........................................................           17,020,000        17,555,109
      Motor Vehicle Fuel Tax, Series C, 5.00%, 6/01/29 .....................................            5,180,000         5,323,434
      Motor Vehicle Fuel Tax, Series C, 5.00%, 6/01/30 .....................................            5,370,000         5,514,721
                                                                                                                    ---------------
                                                                                                                         70,795,476
                                                                                                                    ---------------
  WEST VIRGINIA 0.2%
  West Virginia University Revenues, Improvement, West Virginia University Projects,
    Series C, FGIC Insured, 5.00%, 10/01/34 ................................................           10,000,000        10,280,300
                                                                                                                    ---------------
  WISCONSIN 0.7%
  Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
    5.00%, 12/01/30 ........................................................................           16,705,000        17,201,138
  Green Bay Water System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    11/01/29 ...............................................................................            5,000,000         5,159,000
  Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
    6.70%, 5/01/24 .........................................................................            4,100,000         4,340,711
  Wisconsin State Health and Educational Facilities Authority Revenue,
      Fort Healthcare Inc. Project, 5.75%, 5/01/24 .........................................            5,000,000         5,189,250
      New Castle Place Project, Series A, 7.00%, 12/01/31 ..................................            2,500,000         2,666,050
      Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .......................................            9,530,000         9,718,027
                                                                                                                    ---------------
                                                                                                                         44,274,176
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WYOMING 0.2%
  Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A, 6.05%, 7/15/26 ......     $     10,500,000   $    10,740,135
                                                                                                                    ---------------
  U.S. TERRITORIES 4.1%
  DISTRICT OF COLUMBIA 2.0%
  District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ..........           18,000,000        18,414,180
  District of Columbia GO,
      Refunding, Series A, 6.00%, 6/01/07 ..................................................            8,930,000         8,958,755
      Series A, ETM, 6.00%, 6/01/07 ........................................................            2,845,000         2,854,844
      Series A, Pre-Refunded, 6.375%, 6/01/11 ..............................................           22,770,000        23,225,400
      Series A, Pre-Refunded, 6.375%, 6/01/16 ..............................................           27,230,000        27,774,600
  District of Columbia Hospital Revenue, Medlantic Healthcare Group, Series A, MBIA
    Insured, ETM, 5.875%, 8/15/19 ..........................................................            8,850,000         9,069,745
  District of Columbia Revenue, Methodist Home Issue, 6.00%, 1/01/29 .......................            4,750,000         4,768,525
  District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset-Backed Bonds,
    6.50%, 5/15/33 .........................................................................           22,000,000        24,903,340
                                                                                                                    ---------------
                                                                                                                        119,969,389
                                                                                                                    ---------------
  GUAM 0.5%
  Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
      6.00%, 7/01/25 .......................................................................            4,000,000         4,268,560
      5.875%, 7/01/35 ......................................................................            8,000,000         8,392,160
  Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien,
    Series A, 6.25%, 3/15/28 ...............................................................            8,540,000         8,723,951
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
    6.60%, 3/15/28 .........................................................................            8,010,000         8,601,619
                                                                                                                    ---------------
                                                                                                                         29,986,290
                                                                                                                    ---------------
  PUERTO RICO 1.0%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding,
      5.50%, 5/15/39 .......................................................................           11,500,000        11,780,255
      5.625%, 5/15/43 ......................................................................            3,500,000         3,596,705
  Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ................           20,000,000        20,025,600
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series J, 5.00%, 7/01/34 ...............................................................           11,500,000        11,514,720
  Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125%, 7/01/29 ...........           11,500,000        11,686,990
                                                                                                                    ---------------
                                                                                                                         58,604,270
                                                                                                                    ---------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
      5.75%, 10/01/13 ......................................................................           15,000,000        15,698,850
      5.875%, 10/01/18 .....................................................................            7,000,000         7,329,420
      6.00%, 10/01/22 ......................................................................           14,500,000        15,185,995
                                                                                                                    ---------------
                                                                                                                         38,214,265
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES ...................................................................                            246,774,214
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $5,578,482,061) ........................................                          5,834,208,082
                                                                                                                    ---------------


76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.3%
  MUNICIPAL BONDS 1.3%
  CONNECTICUT 0.1%
d Connecticut State Health and Educational Facilities Authority Revenue, Yale
    University, Series V-1, Daily VRDN and Put, 3.45%, 7/01/36 .............................     $      4,300,000   $     4,300,000
                                                                                                                    ---------------
  FLORIDA 0.0% c
d Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center
    Project, Daily VRDN and Put, 3.51%, 8/15/21 ............................................              600,000           600,000
                                                                                                                    ---------------
  GEORGIA 0.2%
d Athens-Clarke County Unified Government Development Authority Revenue,
    University of Georgia Athletic Assn. Project, Daily VRDN and Put, 3.58%, 8/01/33 .......            1,300,000         1,300,000
d Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.57%, 11/01/15 ................            8,100,000         8,100,000
                                                                                                                    ---------------
                                                                                                                          9,400,000
                                                                                                                    ---------------
  LOUISIANA 0.1%
d Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and
    Put, 3.57%, 12/01/15 ...................................................................            6,000,000         6,000,000
  New Orleans Sewage Service Revenue, BAN, 3.00%, 7/26/06 ..................................            1,250,000         1,243,325
                                                                                                                    ---------------
                                                                                                                          7,243,325
                                                                                                                    ---------------
  MASSACHUSETTS 0.0% c
d Massachusetts State Health and Educational Facilities Authority Revenue,
    Capital Assets Program, Series D, MBIA Insured, Daily VRDN and Put, 3.57%, 1/01/35 .....            2,500,000         2,500,000
                                                                                                                    ---------------
  MISSOURI 0.1%
d Missouri State Health and Educational Facilities Authority Educational Facilities
    Revenue, St. Louis University, Series A, MBIA Insured, Daily VRDN and Put,
      3.45%, 10/01/35 ......................................................................            1,000,000         1,000,000
d Missouri State Health and Educational Facilities Authority Health Facilities
    Revenue, SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put,
      3.52%, 6/01/19 .......................................................................            2,825,000         2,825,000
                                                                                                                    ---------------
                                                                                                                          3,825,000
                                                                                                                    ---------------
  NEW MEXICO 0.0% c
d Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and
    Put, 3.55%, 9/01/24 ....................................................................            2,600,000         2,600,000
                                                                                                                    ---------------
  NEW YORK 0.3%
d Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street
    Project, Series A-4, Daily VRDN and Put, 3.47%, 5/01/22 ................................            5,325,000         5,325,000
d Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 3.47%, 5/01/33 .....................................            1,200,000         1,200,000
      Sub Series 3B, Daily VRDN and Put, 3.56%, 5/01/33 ....................................            5,700,000         5,700,000
d MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.50%, 11/01/26 .........            2,600,000         2,600,000
d New York City GO,
      Sub Series A-7, Daily VRDN and Put, 3.49%, 8/01/20 ...................................            1,000,000         1,000,000
      Sub Series E-3, Daily VRDN and Put, 3.49%, 8/01/23 ...................................            2,000,000         2,000,000
      Sub Series H-4, Daily VRDN and Put, 3.47%, 3/01/34 ...................................              200,000           200,000
d New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put,
    3.60%, 11/01/39 ........................................................................            1,000,000         1,000,000
                                                                                                                    ---------------
                                                                                                                         19,025,000
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA 0.1%
d Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Health
    Care, Refunding, Series C, Daily VRDN and Put, 3.58%, 1/15/26 ..........................     $      4,500,000   $     4,500,000
                                                                                                                    ---------------
  TENNESSEE 0.4%
d Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 3.58%,
      7/01/31 ..............................................................................            3,685,000         3,685,000
      1/01/33 ..............................................................................            3,100,000         3,100,000
      11/01/35 .............................................................................            7,500,000         7,500,000
d Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.58%,
      4/01/32 ..............................................................................            1,300,000         1,300,000
      7/01/34 ..............................................................................            2,800,000         2,800,000
      2/01/36 ..............................................................................            3,800,000         3,800,000
                                                                                                                    ---------------
                                                                                                                         22,185,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $76,180,017) ..........................................                             76,178,325
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $5,654,662,078) 98.7% ............................................                          5,910,386,407
  OTHER ASSETS, LESS LIABILITIES 1.3% ......................................................                             76,717,930
                                                                                                                    ---------------
  NET ASSETS 100.0% ........................................................................                        $ 5,987,104,337
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Defaulted security.

c Rounds to less than 0.1% of net assets.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


78 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  ALABAMA 6.4%
  Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
     AMBAC Insured, 5.25%, 8/15/21 ..........................................................     $      2,490,000   $    2,619,754
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
     6/01/18 ................................................................................            5,000,000        5,241,200
  Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ...........................................            2,000,000        2,049,140
  Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
     6/01/32 ................................................................................            5,000,000        5,214,650
  Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
     12/01/32 ...............................................................................            5,000,000        5,097,050
  Birmingham Waterworks and Sewer Board Water and Sewer Revenue, Series A, FSA Insured,
     5.00%, 1/01/40 .........................................................................           10,000,000       10,244,300
  Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, 5.50%,
     6/01/30 ................................................................................            1,670,000        1,767,528
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
     Series A, MBIA Insured, 5.25%, 9/01/28 .................................................            7,000,000        7,241,640
  Jefferson County Sewer Revenue,
        Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ....           22,050,000       23,002,560
        wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 ..........................            5,000,000        5,117,904
        wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..........................           12,690,000       13,489,597
  Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
     12/01/35 ...............................................................................            9,100,000        9,330,685
  Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and
     Clinic, Refunding, AMBAC Insured, 6.00%, 3/01/26 .......................................            4,000,000        4,089,720
  Muscle Shoals GO, wts.,
        MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ..........................................            1,520,000        1,651,754
        Refunding, MBIA Insured, 5.50%, 8/01/30 .............................................              480,000          512,947
  Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 ............................            5,000,000        5,166,050
  Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
     5/15/35 ................................................................................            3,665,000        3,763,295
  Tuscaloosa, wts., FSA Insured, 5.00%, 1/01/30 .............................................            8,875,000        9,142,847
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............            3,000,000        3,082,080
  University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ..................            5,975,000        6,210,415
                                                                                                                     --------------
                                                                                                                        124,035,116
                                                                                                                     --------------
  ALASKA 0.5%
  Alaska Energy Authority Power Revenue, Bradley Lake Project, BIG Insured, 6.25%,
     7/01/21 ................................................................................                5,000            5,008
  Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 .........            3,000,000        3,091,920
  Alaska Industrial Development and Export Authority Revenue, Revolving Fund, Refunding,
     Series A, MBIA Insured, 6.125%, 4/01/27 ................................................            5,000,000        5,178,250
  Alaska State HFC Revenue, Refunding, Series A, MBIA Insured, 6.00%, 6/01/27 ...............            2,230,000        2,248,130
                                                                                                                     --------------
                                                                                                                         10,523,308
                                                                                                                     --------------
  ARIZONA 3.1%
  Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
     8/01/10 ................................................................................            6,000,000        6,617,700
  Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 .......              500,000          569,370


                                        Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%, 7/01/36 .......     $     15,000,000   $   15,413,100
  Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
     MBIA Insured, ETM, 7.00%, 12/01/16 .....................................................              300,000          363,168
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
        5.75%, 1/01/25 ......................................................................           18,000,000       19,362,780
        5.625%, 1/01/29 .....................................................................           12,655,000       13,560,592
  Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ...........            5,000,000        5,058,750
                                                                                                                     --------------
                                                                                                                         60,945,460
                                                                                                                     --------------
  ARKANSAS 1.4%
  Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
     MBIA Insured, 6.50%, 7/01/10 ...........................................................            2,000,000        2,105,200
  Arkansas State University Revenue, Arkansas State University, BEEBE, Series B,
     AMBAC Insured, 5.00%, 12/01/35 .........................................................            3,045,000        3,125,997
  Little Rock School District GO,
        Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ....................................            3,970,000        4,155,320
        Series C, FSA Insured, 5.25%, 2/01/33 ...............................................            7,790,000        8,049,017
  Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%,
     12/01/25 ...............................................................................            1,000,000        1,080,830
  Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
     9/01/34 ................................................................................            2,190,000        2,236,888
  University of Arkansas University Revenues,
        Pine Bluff Campus, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 ..............            3,000,000        3,089,100
        Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 ................            4,000,000        4,093,360
                                                                                                                     --------------
                                                                                                                         27,935,712
                                                                                                                     --------------
  CALIFORNIA 3.1%
  California State GO,
        AMBAC Insured, 5.00%, 2/01/33 .......................................................            7,000,000        7,160,090
        Refunding, AMBAC Insured, 5.00%, 2/01/32 ............................................            4,750,000        4,841,010
        Refunding, MBIA Insured, 5.00%, 2/01/31 .............................................           20,000,000       20,407,000
        Refunding, MBIA Insured, 5.00%, 10/01/32 ............................................            1,910,000        1,950,320
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..............           15,000,000       18,074,850
  Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
     5.50%, 2/01/14 .........................................................................              250,000          267,305
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
     MBIA Insured, 5.25%, 1/15/30 ...........................................................            4,000,000        4,110,520
  Val Verde USD, COP, School Construction Project, Refunding, Series B, FGIC Insured, 5.00%,
     1/01/35 ................................................................................            2,500,000        2,552,675
                                                                                                                     --------------
                                                                                                                         59,363,770
                                                                                                                     --------------
  COLORADO 2.8%
  Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 ............................................            3,000,000        3,209,700
  Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
     FSA Insured, 5.125%, 12/01/17 ..........................................................            5,000,000        5,148,900
  Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
     Series A, FSA Insured, 7.25%, 7/15/17 ..................................................               27,000           27,051


80 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
        5.625%, 6/01/12 .....................................................................     $      1,900,000   $    1,919,000
        5.75%, 6/01/23 ......................................................................            3,000,000        3,030,000
  Denver City and County Airport Revenue,
        Refunding, Series E, MBIA Insured, 5.50%, 11/15/25 ..................................            5,000,000        5,165,600
        Series C, MBIA Insured, ETM, 6.125%, 11/15/25 .......................................            8,000,000        8,715,723
  Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
     11/01/35 ...............................................................................            8,915,000        9,205,005
  E-470 Public Highway Authority Revenue, Refunding, senior series A, MBIA Insured, 5.00%,
     9/01/21 ................................................................................            5,000,000        5,113,250
  University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
        5.20%, 11/15/17 .....................................................................            5,425,000        5,648,239
        5.25%, 11/15/22 .....................................................................            7,800,000        8,097,180
                                                                                                                     --------------
                                                                                                                         55,279,648
                                                                                                                     --------------
  FLORIDA 8.7%
  Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/29 ....................            5,000,000        5,139,350
  Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ...............              210,000          215,416
  Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
        12/01/28 ............................................................................           11,050,000       11,395,533
        12/01/32 ............................................................................           13,665,000       14,053,496
  Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ...........              200,000          219,234
  Florida State Board of Education Capital Outlay GO, Public Education,
        Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ...................................            5,000,000        5,180,400
        Series B, FGIC Insured, 5.00%, 6/01/23 ..............................................            5,395,000        5,617,544
  Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ...............            4,245,000        4,394,212
  Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC
     Insured, 5.25%, 10/01/28 ...............................................................            2,500,000        2,600,625
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 ............................            5,000,000        5,126,350
  Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 ........................           11,000,000       11,577,280
  Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding,
     MBIA Insured, 6.05%,
        11/01/15 ............................................................................            1,000,000        1,018,260
        11/01/20 ............................................................................            1,000,000        1,018,260
  Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 .....................            2,000,000        2,041,440
  Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ..............            5,000,000        5,109,050
  Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ......................            1,000,000        1,001,490
  Orange County School Board COP,
        Series A, MBIA Insured, 5.00%, 8/01/27 ..............................................           10,000,000       10,287,300
        Series B, FGIC Insured, 5.00%, 8/01/24 ..............................................            8,670,000        9,012,552
  Orange County Tourist Development Tax Revenue, AMBAC Insured,
        5.25%, 10/01/27 .....................................................................           10,000,000       10,531,500
        Pre-Refunded, 5.50%, 10/01/31 .......................................................            1,000,000        1,057,010
  Orlando and Orange County Expressway Authority Expressway Revenue,
        junior lien, FGIC Insured, 6.50%, 7/01/10 ...........................................              100,000          110,531
        junior lien, FGIC Insured, 6.50%, 7/01/12 ...........................................              225,000          257,395
        Series B, AMBAC Insured, 5.00%, 7/01/35 .............................................           20,000,000       20,538,400


                                        Quarterly Statements of Investments | 81

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Osceola County School Board COP, Series A, AMBAC Insured, 5.25%, 6/01/27 ..................     $     13,000,000   $   13,730,600
  Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
     12/01/33 ...............................................................................            2,185,000        2,246,792
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
     5.00%, 11/15/30 ........................................................................            4,000,000        4,083,920
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 .......................            5,000,000        5,141,250
  Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ..............................            8,420,000        8,653,992
  Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
     11/01/15 ...............................................................................              245,000          303,469
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...............            2,000,000        2,176,060
  Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%,
     10/01/29 ...............................................................................            2,000,000        2,189,240
  Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical
     University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ........................            3,500,000        3,683,715
                                                                                                                     --------------
                                                                                                                        169,711,666
                                                                                                                     --------------
  GEORGIA 6.3%
  Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
     East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 .................................            6,000,000        6,156,960
  Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%,
     1/01/26 ................................................................................           13,750,000       14,724,737
  Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ......................................            3,775,000        3,873,490
  Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
        5.00%, 11/01/29 .....................................................................            4,750,000        4,892,215
        Pre-Refunded, 5.00%, 11/01/29 .......................................................            5,250,000        5,474,543
  Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
     10/01/14 ...............................................................................            1,535,000        1,732,447
  Cherokee County Water and Sewage Authority Revenue,
        FGIC Insured, 5.00%, 8/01/27 ........................................................            1,500,000        1,554,495
        MBIA Insured, 6.90%, 8/01/18 ........................................................               15,000           15,028
  Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 .........            3,500,000        3,620,680
  Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic
     Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32 ......................................            9,000,000        9,275,400
  Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
     Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ..............................           15,000,000       15,874,200
  Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
     2/01/30 ................................................................................            3,500,000        3,767,540
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
     MBIA Insured, 5.00%,
        7/01/27 .............................................................................           13,470,000       13,880,027
        7/01/28 .............................................................................           14,175,000       14,598,265
        7/01/32 .............................................................................            8,575,000        8,806,525
  Rockdale County Water and Sewer Authority Revenue, Series A, MBIA Insured, Pre-Refunded,
     5.375%, 7/01/29 ........................................................................            6,350,000        6,773,799
  South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
     5.00%, 1/01/33 .........................................................................            8,000,000        8,211,360
                                                                                                                     --------------
                                                                                                                        123,231,711
                                                                                                                     --------------


82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  HAWAII 0.7%
  Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
        5/01/12 .............................................................................     $      1,000,000   $    1,089,960
        5/01/13 .............................................................................            1,000,000        1,097,570
  Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian
     Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .........................            2,000,000        2,040,460
  Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 .......................            6,250,000        6,478,625
  Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ....................            1,755,000        1,918,847
                                                                                                                     --------------
                                                                                                                         12,625,462
                                                                                                                     --------------
  ILLINOIS 0.6%
  Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured, 5.25%,
     12/01/30 ...............................................................................            2,000,000        2,077,340
  Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
     1/01/09 ................................................................................              320,000          339,350
  Illinois Health Facilities Authority Revenue,
        Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
           11/15/28 .........................................................................            5,000,000        5,121,100
        Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 .......................................               50,000           57,839
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
     Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ..................            4,225,000        4,346,004
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20. ......              300,000          368,961
                                                                                                                     --------------
                                                                                                                         12,310,594
                                                                                                                     --------------
  KANSAS 0.1%
  Kansas State Development Finance Authority Health Facilities Revenue, Stormont
     Vail Healthcare Inc.,
        Refunding, Series G, MBIA Insured, 5.80%, 11/15/21 ..................................                5,000            5,045
        Series G, MBIA Insured, Pre-Refunded, 5.80%, 11/15/21 ...............................            1,325,000        1,338,276
                                                                                                                     --------------
                                                                                                                          1,343,321
                                                                                                                     --------------
  KENTUCKY 1.9%
  Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured,
        5.375%, 6/01/22 .....................................................................            2,000,000        2,069,620
        5.50%, 6/01/28 ......................................................................              750,000          775,072
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
     Healthcare Inc., Refunding, Series C, MBIA Insured,
        6.05%, 10/01/20 .....................................................................           12,760,000       14,388,176
        6.15%, 10/01/26 .....................................................................           12,195,000       13,712,302
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
     Series A, MBIA Insured, 5.50%, 5/15/34 .................................................            5,000,000        5,333,050
                                                                                                                     --------------
                                                                                                                         36,278,220
                                                                                                                     --------------
  LOUISIANA 0.8%
  Louisiana Local Government Environmental Facilities CDA Revenue, Parking Facilities Corp.
     Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ..............................            5,485,000        5,717,454
  Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ........           10,000,000       10,175,800
                                                                                                                     --------------
                                                                                                                         15,893,254
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MAINE 0.0% a
  Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
     FSA Insured, 6.20%, 7/01/25 ............................................................     $        100,000   $      101,185
                                                                                                                     --------------
  MARYLAND 2.4%
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
     9/01/32 ................................................................................           10,000,000       10,290,100
  Baltimore Project Revenue, Wastewater Projects,
        Refunding, FGIC Insured, 5.125%, 7/01/42 ............................................           11,000,000       11,337,810
        Series B, MBIA Insured, 5.00%, 7/01/30 ..............................................            8,500,000        8,826,230
        Series B, MBIA Insured, 5.00%, 7/01/35 ..............................................            5,000,000        5,173,050
        Series C, AMBAC Insured, 5.00%, 7/01/36 .............................................            5,000,000        5,180,000
  Baltimore Revenue, Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%,
     7/01/30 ................................................................................            5,880,000        6,336,229
  Maryland State Health and Higher Educational Facilities Authority Revenue, University of
     Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ........................              200,000          253,994
                                                                                                                     --------------
                                                                                                                         47,397,413
                                                                                                                     --------------
  MASSACHUSETTS 4.4%
  Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 ....            1,125,000        1,161,090
  Massachusetts State Development Finance Agency Revenue, Boston University, Series T-1,
     AMBAC Insured, 5.00%, 10/01/35 .........................................................           10,000,000       10,284,500
  Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
        ETM, 5.00%, 8/01/27 .................................................................            3,535,000        3,747,772
        Pre-Refunded, 5.00%, 8/01/27 ........................................................              855,000          906,462
  Massachusetts State Health and Educational Facilities Authority Revenue,
        Bay State Medical Center, Series E, FSA Insured, Pre-Refunded, 6.00%, 7/01/26 .......           10,000,000       10,217,200
        Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 .............................            4,250,000        4,377,500
        Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ...............              750,000          806,040
        Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .................            4,415,000        4,543,918
        Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%, 8/01/28 ...              585,000          612,887
        Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 .......................            3,000,000        3,092,700
        Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .................            9,700,000        9,944,634
        Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ...........................            8,000,000        8,230,720
  Massachusetts State Industrial Finance Agency Revenue, Suffolk University, AMBAC Insured,
     Pre-Refunded, 5.25%, 7/01/17 ...........................................................            3,000,000        3,110,250
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA
     Insured, 5.625%,
        7/01/20 .............................................................................            1,590,000        1,637,764
        7/01/21 .............................................................................            1,560,000        1,604,819
        7/01/23 .............................................................................            2,155,000        2,209,457
        7/01/24 .............................................................................            2,910,000        2,979,374
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
     Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .....................................            2,100,000        2,130,450
  Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
     5.00%, 8/01/32 .........................................................................           13,500,000       13,829,400
                                                                                                                     --------------
                                                                                                                         85,426,937
                                                                                                                     --------------


84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN 11.3%
  Allen Park Public School District GO, School Building and Site, MBIA Insured, 5.00%,
     5/01/33 ................................................................................     $      8,430,000   $    8,657,357
  Bendle Public School District GO, School Building and Site, Refunding, FGIC Insured, 5.00%,
     5/01/35 ................................................................................            3,875,000        3,993,924
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
     11/01/33 ...............................................................................            8,135,000        8,393,693
  Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 .............            8,650,000        8,916,247
  Chippewa Valley Schools GO, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27 ...................            1,000,000        1,024,790
  Detroit City School District GO, Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .....            6,500,000        6,933,810
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ..................           12,390,000       12,797,879
  Detroit Sewage Disposal Revenue, senior lien, Refunding, Series A,
        FGIC Insured, 5.125%, 7/01/31 .......................................................            6,000,000        6,184,620
        FSA Insured, 5.00%, 7/01/32 .........................................................           10,000,000       10,238,800
  Detroit Water Supply System Revenue, senior lien, Series A,
        FGIC Insured, 5.25%, 7/01/33 ........................................................            9,815,000       10,226,445
        FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..........................................           10,185,000       10,874,728
        MBIA Insured, 5.00%, 7/01/34 ........................................................           10,150,000       10,417,046
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 ..............            7,250,000        7,556,675
  Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ................           18,285,000       18,785,278
  Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
     AMBAC Insured, 5.25%, 6/01/17 ..........................................................              500,000          515,020
  Jonesville Community Schools GO, Refunding, MBIA Insured, 5.00%, 5/01/29 ..................            3,050,000        3,165,290
  Lanse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%,
     5/01/35 ................................................................................           10,000,000       10,318,700
  Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
     10/01/23 ...............................................................................            5,095,000        5,238,322
  Michigan State Hospital Finance Authority Revenue,
        Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 .....            2,000,000        2,068,960
        Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ..........           10,000,000       10,085,800
        Refunding, MBIA Insured, 5.00%, 11/15/36 ............................................           13,000,000       13,319,930
        St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...................            2,500,000        2,613,600
  Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison
     Co., Fund, Pollution, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 ..............              250,000          317,642
  Michigan State Strategic Fund Resources Recovery Limited Oligation Revenue, Detroit
     Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ........           10,000,000       10,345,700
  Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
     11/01/30 ...............................................................................           20,000,000       21,384,200
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
     MBIA Insured, 5.25%, 11/15/31 ..........................................................            4,000,000        4,129,680
  Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 .........            3,400,000        3,549,600
  Yale Public Schools District GO, FSA Insured, Pre-Refunded, 5.375%, 5/01/27 ...............            3,845,000        3,906,174
  Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 ........................            3,180,000        3,219,973
                                                                                                                     --------------
                                                                                                                        219,179,883
                                                                                                                     --------------
  MINNESOTA 4.8%
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
     1/20/31 ................................................................................            2,000,000        2,035,600
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ............................            2,475,000        2,604,962


                                        Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
        Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 ..............................     $     18,700,000   $   19,157,776
        Series C, FGIC Insured, 5.25%, 1/01/26 ..............................................            8,000,000        8,339,120
        Series C, FGIC Insured, 5.25%, 1/01/32 ..............................................            4,500,000        4,671,810
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
     4.625%, 2/01/17 ........................................................................            1,635,000        1,670,970
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
        Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..................................              180,000          188,449
        Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...............................           12,100,000       12,697,861
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
     2/01/22 ................................................................................              185,000          185,592
  Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ..................................            7,340,000        7,563,870
  Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 .........................           11,850,000       12,784,847
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
        2/01/22 .............................................................................           10,970,000       11,351,317
        2/01/23 .............................................................................            6,000,000        6,202,440
  Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 .....................................            2,915,000        3,065,676
                                                                                                                     --------------
                                                                                                                         92,520,290
                                                                                                                     --------------
  MISSISSIPPI 0.6%
  Harrison County Wastewater Management District Revenue, Wastewater Treatment
     Facilities, Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ..........................              200,000          251,452
  Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
     Series A, XLCA Insured, 5.00%, 3/01/36 .................................................           10,915,000       11,159,169
                                                                                                                     --------------
                                                                                                                         11,410,621
                                                                                                                     --------------
  MISSOURI 0.1%
  St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ..................            1,330,000        1,341,558
                                                                                                                     --------------
  MONTANA 0.9%
  Helena Utilities Board Water and Sewer Revenue, MBIA Insured,
        5.25%, 4/01/27 ......................................................................            1,805,000        1,918,444
        5.25%, 4/01/33 ......................................................................            2,695,000        2,847,214
        Pre-Refunded, 5.25%, 4/01/27 ........................................................            1,455,000        1,575,881
        Pre-Refunded, 5.25%, 4/01/33 ........................................................            2,195,000        2,377,361
  Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
     ETM, 6.875%, 6/01/20 ...................................................................            8,500,000        9,009,490
                                                                                                                     --------------
                                                                                                                         17,728,390
                                                                                                                     --------------
  NEBRASKA 0.2%
  Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
     MBIA Insured, ETM, 6.70%, 6/01/22 ......................................................            2,500,000        3,008,875
                                                                                                                     --------------
  NEVADA 0.8%
  Carson City Hospital Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.40%, 3/01/17 .......            1,000,000        1,022,690
  Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ..................................              250,000          298,248
  Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ...................            4,000,000        4,469,600
  Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, first tier, AMBAC Insured, 5.625%, 1/01/34 ....................................            5,000,000        5,339,050
  Truckee Meadows Water Authority Revenue, Series A, FSA Insured, 5.125%, 7/01/30 ...........            5,000,000        5,158,450
                                                                                                                     --------------
                                                                                                                         16,288,038
                                                                                                                     --------------


86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY 2.0%
  Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
     AMBAC Insured, 6.00%, 12/01/20 .........................................................     $      2,525,000   $    2,578,000
  Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ........................................            3,575,000        3,724,900
  New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
     5.00%, 9/01/34 .........................................................................            1,500,000        1,539,480
  New Jersey EDA Revenue,
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............            3,450,000        3,579,754
        Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............           21,250,000       21,918,312
        Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ...................            4,000,000        4,101,960
  New Jersey State Turnpike Authority Turnpike Revenue,
        2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ............................               50,000           57,577
        2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 ..................................               20,000           23,088
        Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ...............................              230,000          265,482
                                                                                                                     --------------
                                                                                                                         37,788,553
                                                                                                                     --------------
  NEW YORK 6.5%
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 .............              900,000          994,905
  Dutchess County IDA Civic Facility Revenue, Bard College Project, AMBAC Insured, 5.375%,
     6/01/27 ................................................................................            3,945,000        4,084,258
  MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ......................................           20,000,000       20,651,600
  MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ......................            7,000,000        7,183,960
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 ...........................................................            5,000,000        5,393,000
  New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series B,
        AMBAC Insured, Pre-Refunded, 5.25%, 6/15/29 .........................................            5,000,000        5,132,200
        FGIC Insured, Pre-Refunded, 5.25%, 6/15/29 ..........................................           10,405,000       10,680,108
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
        Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ...................................            2,230,000        2,298,818
        Series A, FGIC Insured, 5.125%, 8/01/33 .............................................           14,590,000       15,205,114
  New York City Trust Cultural Resources Revenue, New York Botanical Garden, MBIA Insured,
     5.80%, 7/01/26 .........................................................................            2,000,000        2,023,220
  New York State Dormitory Authority Revenues,
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%,
        8/15/31 .............................................................................            6,310,000        6,559,182
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
        5.25%, 8/15/31 ......................................................................            5,935,000        6,345,524
     Pace University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/22 ............................            7,500,000        7,810,800
     Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ............................            2,500,000        2,604,900
     St. John's University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/26 ......................           15,000,000       15,322,650
     Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
        Pre-Refunded, 5.25%, 8/15/31 ........................................................            2,755,000        2,952,286
     Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 .................................            4,000,000        4,149,320
  Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
     11/15/32 ...............................................................................            5,000,000        5,155,300
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Refunding,
     Series A, FSA Insured, 5.125%, 10/01/26 ................................................            1,495,000        1,533,093
                                                                                                                     --------------
                                                                                                                        126,080,238
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA 0.8%
  Asheville Water System Revenue, FGIC Insured, Pre-Refunded, 5.70%, 8/01/25 ................     $      1,000,000   $    1,023,270
  North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
     AMBAC Insured, 5.00%, 6/01/17 ..........................................................            5,000,000        5,140,850
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured, ETM,
     6.50%, 1/01/10 .........................................................................               20,000           21,871
  Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
        11/01/25 ............................................................................            5,000,000        5,149,100
        11/01/31 ............................................................................            4,000,000        4,100,440
                                                                                                                     --------------
                                                                                                                         15,435,531
                                                                                                                     --------------
  NORTH DAKOTA 0.3%
  Grand Forks Health Care System Revenue, Altru Health System Obligation Group, MBIA
     Insured, 5.625%, 8/15/27 ...............................................................            5,390,000        5,605,223
                                                                                                                     --------------
  OHIO 6.2%
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
     12/01/33 ...............................................................................            5,000,000        5,141,400
  Cleveland Airport System Revenue, Series A, FSA Insured,
        5.125%, 1/01/27 .....................................................................            4,000,000        4,063,040
        5.00%, 1/01/31 ......................................................................           15,405,000       15,745,142
  Cleveland Waterworks Revenue, 2005, Refunding and Improvement, Series I, FSA Insured,
        5.00%, 1/01/23 ......................................................................            1,460,000        1,495,259
        Pre-Refunded, 5.00%, 1/01/23 ........................................................            1,290,000        1,328,726
  Columbus City School District GO, School Facilities Construction and Improvement, FGIC
     Insured, 5.00%,
        12/01/28 ............................................................................            8,000,000        8,247,200
        12/01/31 ............................................................................           10,295,000       10,582,025
  Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 ....................................            2,400,000        2,463,120
  Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
        12/01/29 ............................................................................            1,460,000        1,509,114
        12/01/33 ............................................................................            2,000,000        2,058,340
  Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
     5.00%, 12/01/27 ........................................................................            3,250,000        3,330,568
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
     10/15/17 ...............................................................................            3,015,000        3,144,675
  Jefferson Area Local School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.00%, 12/01/31 ..........................................................            4,085,000        4,225,442
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
     Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .................................            3,465,000        3,741,507
  Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding,
     AMBAC Insured, 5.375%, 11/15/29 ........................................................            5,000,000        5,218,350
  Maumee City School District GO, School Facilities Construction and Improvement, FSA
     Insured, 5.00%, 12/01/27 ...............................................................            3,250,000        3,360,663
  Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ...............            7,500,000        7,887,225
  Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 ................................            3,230,000        3,363,399
  Olentangy Local School District GO, School Facilities Construction and Improvement,
     Series A, FGIC Insured, 5.25%, 12/01/32 ................................................           11,450,000       12,060,170


88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Reynoldsburg City School District GO, School Facilities Construction and Improvement,
     FSA Insured, 5.00%, 12/01/31 ...........................................................     $      4,000,000   $    4,122,720
  Springfield City School District GO, FGIC Insured, 5.20%, 12/01/23 ........................            3,860,000        4,095,614
  Streetsboro City School District GO, School Improvement, MBIA Insured, 5.125%,
     12/01/21 ...............................................................................            3,700,000        3,862,504
  Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
     5.00%, 12/01/32 ........................................................................            4,000,000        4,120,800
  University of Cincinnati COP, University Center Project, MBIA Insured, Pre-Refunded,
     5.125%, 6/01/24 ........................................................................            2,950,000        2,994,162
  West Holmes Local School District GO, MBIA Insured, Pre-Refunded, 5.375%, 12/01/17 ........            3,100,000        3,183,824
                                                                                                                     --------------
                                                                                                                        121,344,989
                                                                                                                     --------------
  OKLAHOMA 0.1%
  McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 .........................              300,000          346,845
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
     MBIA Insured, 6.20%, 3/01/20 ...........................................................            1,625,000        1,721,493
                                                                                                                     --------------
                                                                                                                          2,068,338
                                                                                                                     --------------
  OREGON 1.5%
  Chemeketa Community College District GO, FGIC Insured, Pre-Refunded, 5.95%, 6/01/16 .......            3,000,000        3,000,000
  Clackamas Community College District Revenue, MBIA Insured, Pre-Refunded, 5.80%,
     6/01/26 ................................................................................            2,500,000        2,500,000
  Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 ...................            5,000,000        5,102,550
  Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
     11/15/12 ...............................................................................              700,000          712,985
  Oregon Health and Science University Revenue,
        Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 ...................................              460,000          469,688
        Series A, MBIA Insured, 5.00%, 7/01/32 ..............................................            8,000,000        8,234,320
        Series B, MBIA Insured, Pre-Refunded, 5.25%, 7/01/15 ................................            1,040,000        1,062,037
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.80%, 5/01/24 ...........................................................            5,000,000        5,146,700
  Port of Portland International Airport Revenue, Portland International Airport, Series 11,
     FGIC Insured, 5.625%, 7/01/26 ..........................................................            1,000,000        1,021,070
  Washington County Unified Sewer Agency Revenue, senior lien, FGIC Insured, Pre-Refunded,
     5.50%, 10/01/16 ........................................................................            1,845,000        1,874,797
                                                                                                                     --------------
                                                                                                                         29,124,147
                                                                                                                     --------------
  PENNSYLVANIA 1.6%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A,
     MBIA Insured, 6.50%, 11/15/30 ..........................................................           10,000,000       11,206,600
  Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 ...................            2,000,000        2,015,060
  Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
     9/01/19 ................................................................................              500,000          585,085
  Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
     5.00%, 8/01/32 .........................................................................            4,000,000        4,098,840
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.25%, 11/01/24 ........            2,000,000        2,105,320


                                        Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
     Tax, AMBAC Insured, 5.25%, 2/01/31 .....................................................     $      6,000,000   $    6,263,820
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ...........               90,000          101,631
  State Public School Building Authority School Revenue, Philadelphia School District
     Project, FSA Insured, 5.00%, 6/01/33 ...................................................            5,000,000        5,118,350
                                                                                                                     --------------
                                                                                                                         31,494,706
                                                                                                                     --------------
  RHODE ISLAND 0.7%
  Providence GO, Series A, FSA Insured, Pre-Refunded, 5.70%, 7/15/19 ........................            3,000,000        3,097,710
  Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater Treatment
     System, MBIA Insured, 5.80%, 9/01/22 ...................................................            7,785,000        8,097,568
  Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
     Lifespan Obligation Group,
        MBIA Insured, Pre-Refunded, 5.75%, 5/15/23 ..........................................            1,650,000        1,714,993
        Refunding, MBIA Insured, 5.75%, 5/15/23 .............................................              100,000          103,701
                                                                                                                     --------------
                                                                                                                         13,013,972
                                                                                                                     --------------
  SOUTH CAROLINA 0.5%
  Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
     1/01/21 ................................................................................              200,000          240,206
  Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
     Series A, FSA Insured, ETM, 7.125%, 7/01/17 ............................................            3,000,000        3,453,720
  South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
     Series A, AMBAC Insured, 5.20%, 11/01/27 ...............................................            5,000,000        5,232,350
  Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
     5.50%, 6/01/27 .........................................................................              500,000          514,120
                                                                                                                     --------------
                                                                                                                          9,440,396
                                                                                                                     --------------
  SOUTH DAKOTA 0.7%
  Brookings COP, AMBAC Insured, 5.10%, 12/01/18 .............................................            5,000,000        5,172,000
  Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 .................................            4,800,000        4,804,896
  South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ........................            2,720,000        3,110,782
                                                                                                                     --------------
                                                                                                                         13,087,678
                                                                                                                     --------------
  TENNESSEE 0.6%
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
        7/01/28 .............................................................................            8,500,000        8,789,425
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .............................            2,780,000        2,876,605
                                                                                                                     --------------
                                                                                                                         11,666,030
                                                                                                                     --------------
  TEXAS 9.2%
  Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
        5.625%, 11/15/21 ....................................................................            2,355,000        2,503,436
        5.80%, 11/15/29 .....................................................................           13,750,000       14,693,800
  Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
        5.125%, 5/15/27 .....................................................................           11,125,000       11,449,739
        5.25%, 5/15/31 ......................................................................            5,000,000        5,157,750


90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's Medical
     Center, Refunding, FSA Insured, 5.30%, 12/01/23 ........................................     $      5,000,000   $    5,232,200
  Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
     6.30%, 1/01/17 .........................................................................           12,230,000       13,557,566
  Dallas-Fort Worth International Airport Revenue,
        Joint Series A, FGIC Insured, 6.00%, 11/01/21 .......................................            2,210,000        2,337,782
        Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ...........           12,000,000       12,640,800
  Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A,
     MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ............................................           22,000,000       23,283,040
  Harris County Hospital District Mortgage Revenue, AMBAC Insured,
        7.40%, 2/15/10 ......................................................................              910,000          974,301
        ETM, 7.40%, 2/15/10 .................................................................              315,000          333,957
  Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured, 5.25%,
     11/15/30 ...............................................................................           21,325,000       22,078,625
  Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ..........            4,700,000        4,944,306
  Houston Water and Sewer System Revenue, junior lien,
        Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ...............................           10,000,000       10,827,800
        Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 ..............................            6,800,000        7,040,924
  Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
     8/01/29 ................................................................................            1,000,000        1,019,490
  Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
     Refunding,
        Series A, MBIA Insured, 5.25%, 11/01/29 .............................................            3,185,000        3,251,853
        Series B, MBIA Insured, 5.15%, 11/01/29 .............................................            2,750,000        2,801,507
  Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 .....................            3,820,000        3,924,057
  Pflugerville GO, FGIC Insured,
        5.25%, 8/01/27 ......................................................................            3,320,000        3,492,474
        5.20%, 8/01/32 ......................................................................            3,000,000        3,121,440
  Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
     AMBAC Insured, 5.45%, 2/15/25 ..........................................................            1,450,000        1,493,384
  San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
     Pre-Refunded, 5.125%, 8/15/20 ..........................................................            2,870,000        2,921,574
  Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A, MBIA
     Insured, 6.40%, 1/01/22 ................................................................              885,000          891,434
  Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
     Health System, MBIA Insured, ETM, 6.00%, 9/01/24 .......................................            3,250,000        3,750,207
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
     Project,
        Series B, FSA Insured, 5.50%, 11/01/17 ..............................................            1,000,000        1,033,880
        Series C, FSA Insured, 5.60%, 11/01/27 ..............................................            1,430,000        1,491,576
        Series D, FSA Insured, 5.375%, 11/01/27 .............................................            8,700,000        9,103,941
  United ISD, GO, 5.125%, 8/15/26 ...........................................................            3,000,000        3,121,560
                                                                                                                     --------------
                                                                                                                        178,474,403
                                                                                                                     --------------
  UTAH 0.7%
  Intermountain Power Agency Power Supply Revenue, Series B,
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/19 ..........................................              950,000          989,862
        Refunding, MBIA Insured, 5.75%, 7/01/19 .............................................            2,300,000        2,394,024
  Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 .............               35,000           45,439


                                        Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  UTAH (CONTINUED)
  Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
        8/15/21 .............................................................................     $      5,000,000   $    5,116,650
        8/15/26 .............................................................................            5,000,000        5,102,350
                                                                                                                     --------------
                                                                                                                         13,648,325
                                                                                                                     --------------
  VIRGINIA 0.8%
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
     Series B, FSA Insured, 5.00%, 4/01/35 ..................................................            6,000,000        6,187,620
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
     5/15/28 ................................................................................            3,510,000        3,643,205
  Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.40%,
     6/01/27 ................................................................................            3,850,000        3,992,180
  Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
     Project, MBIA Insured,
        5.00%, 10/01/18 .....................................................................            1,000,000        1,032,060
        5.25%, 10/01/28 .....................................................................            1,420,000        1,483,190
                                                                                                                     --------------
                                                                                                                         16,338,255
                                                                                                                     --------------
  WASHINGTON 2.3%
  King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ..............            6,420,000        6,557,773
  Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
     12/01/15 ...............................................................................            1,000,000        1,030,610
  Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ........................................            2,000,000        2,016,020
  Seattle Water System Revenue, FGIC Insured, Pre-Refunded, 5.625%, 8/01/26 .................            2,000,000        2,084,420
  Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
     6.65%, 1/01/16 .........................................................................            4,250,000        4,928,640
  Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 .......................................            3,400,000        3,485,510
  Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...............            6,000,000        6,300,120
  Washington State Health Care Facilities Authority Revenue,
        Providence Services, MBIA Insured, 5.50%, 12/01/26 ..................................            5,000,000        5,197,050
        Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ..................           13,000,000       13,576,810
                                                                                                                     --------------
                                                                                                                         45,176,953
                                                                                                                     --------------
  WEST VIRGINIA 1.6%
  Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
     AMBAC Insured, 6.75%, 8/01/24 ..........................................................           11,560,000       11,616,644
  Shepherd University Board of Governors Revenue, Residence Facilities Projects, MBIA
     Insured, 5.00%, 6/01/35 ................................................................            9,445,000        9,713,521
  West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ...........................            5,000,000        5,191,750
  West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
     Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 ..................................            5,000,000        5,147,250
                                                                                                                     --------------
                                                                                                                         31,669,165
                                                                                                                     --------------
  WISCONSIN 0.2%
  Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
     FGIC Insured, 6.90%, 8/01/21 ...........................................................            3,000,000        3,796,080
                                                                                                                     --------------


92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 0.0% a
  DISTRICT OF COLUMBIA 0.0% a
  District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ................     $        180,000   $      182,092
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,828,806,066) .........................................                         1,909,315,506
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 1.0%
  MUNICIPAL BONDS 1.0%
  CALIFORNIA 0.2%
b California State Department of Water Resources Power Supply Revenue, Series C-7,
     FSA Insured, Weekly VRDN and Put, 3.40%, 5/01/22 .......................................            3,000,000        3,000,000
                                                                                                                     --------------
  MARYLAND 0.1%
b Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
     Daily VRDN and Put, 3.58%, 7/01/34 .....................................................            1,800,000        1,800,000
                                                                                                                     --------------
  MICHIGAN 0.0% a
b Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     3.55%, 7/01/33 .........................................................................              300,000          300,000
                                                                                                                     --------------
  MISSOURI 0.0% a
b Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.52%,
        6/01/19 .............................................................................              900,000          900,000
                                                                                                                     --------------
  NEW YORK 0.5%
b New York City GO, Sub Series H-4, Daily VRDN and Put, 3.47%, 3/01/34 ......................            8,200,000        8,200,000
b New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series A,
     FGIC Insured, Daily VRDN and Put, 3.50%, 6/15/25 .......................................              600,000          600,000
                                                                                                                     --------------
                                                                                                                          8,800,000
                                                                                                                     --------------
  NORTH CAROLINA 0.0% a
b Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Health Care,
     Refunding, Series C, Daily VRDN and Put, 3.58%, 1/15/26 ................................              500,000          500,000
                                                                                                                     --------------
  TENNESSEE 0.2%
b Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
     and Put, 3.58%,
        7/01/31 .............................................................................            1,300,000        1,300,000
        7/01/34 .............................................................................            1,500,000        1,500,000
b Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
     Daily VRDN and Put, 3.58%, 4/01/32 .....................................................            1,100,000        1,100,000
                                                                                                                     --------------
                                                                                                                          3,900,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $19,200,000) ...........................................                            19,200,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $1,848,006,066) 99.2% .............................................                         1,928,515,506
  OTHER ASSETS, LESS LIABILITIES 0.8% .......................................................                            15,654,602
                                                                                                                     --------------
  NET ASSETS 100.0% .........................................................................                        $1,944,170,108
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Rounds to less than 0.1% of net assets.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 93

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.4%
  MUNICIPAL BONDS 96.4%
  KENTUCKY 80.1%
  Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 .............       $  1,065,000    $  1,091,476
  Boone County GO, Public Project, 5.00%,
        4/01/20 ................................................................................          1,310,000       1,364,247
        4/01/21 ................................................................................          1,000,000       1,038,790
  Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
        6.50%, 11/15/22 ........................................................................            170,000         170,678
        FGIC Insured, 4.70%, 1/01/28 ...........................................................          3,000,000       3,008,700
  Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured, 5.00%,
        12/01/22 ...............................................................................          1,200,000       1,246,596
        12/01/27 ...............................................................................          2,000,000       2,065,540
  Bowling Green ISD, Finance Corp. School Building Revenue, 5.75%, 1/01/20 .....................          1,140,000       1,215,263
  Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
     FSA Insured, 5.00%,
        8/01/19 ................................................................................          1,500,000       1,559,460
        8/01/24 ................................................................................          2,000,000       2,062,900
  Christian County Hospital Revenue, Jennie Stuart Medical Center, Series A, Pre-Refunded,
     6.00%, 7/01/17 ............................................................................          1,000,000       1,021,650
  Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
     5.125%, 8/01/20 ...........................................................................          1,015,000       1,064,156
  Elizabethtown Public Properties Holding Inc. Revenue, first mortgage, Administrative Office of
     the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 .....................          2,000,000       2,074,780
  Fayette County School District Finance Corp. School Building Revenue,
        Pre-Refunded, 5.50%, 9/01/18 ...........................................................          2,500,000       2,658,925
        Refunding, Series B, FSA Insured, 4.00%, 1/01/17 .......................................          1,000,000         985,560
        Series A, AMBAC Insured, 5.25%, 4/01/20 ................................................          2,160,000       2,278,519
  Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 .........................          1,000,000       1,023,550
  Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
     Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 .........................................            405,000         405,049
  Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded, 5.75%,
     2/01/20 ...................................................................................          1,500,000       1,618,350
  Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured, 5.00%,
     1/01/31 ...................................................................................          2,620,000       2,681,125
  Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured, 5.00%,
     3/01/25 ...................................................................................          1,330,000       1,381,617
  Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%, 1/01/28 .....          2,035,000       2,054,902
  Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
     Refunding, AMBAC Insured, 5.75%, 1/01/26 ..................................................          1,000,000       1,030,360
  Jefferson County School District Financial Corp. School Building Revenue, Series A, FSA
     Insured, 5.25%, 7/01/18 ...................................................................          1,500,000       1,570,215
  Kenton County Airport Board Airport Revenue, Cincinnati/Northern Kentucky International
     Airport, Series B, MBIA Insured, 5.75%, 3/01/13 ...........................................          1,230,000       1,257,318
  Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
     XLCA Insured, 5.00%, 11/01/29 .............................................................          1,000,000       1,023,630


94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
        Series A, 6.00%, 6/01/30 ...............................................................       $  2,000,000    $  2,151,040
        Series C, 6.00%, 6/01/30 ...............................................................          1,285,000       1,390,910
        Series E, 5.70%, 6/01/22 ...............................................................          1,000,000       1,083,810
  Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky, Project
     Notes, FGIC Insured, 5.00%, 10/01/25 ......................................................          3,000,000       3,143,280
  Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
     Refunding, Series C, MBIA Insured, 6.15%,
        10/01/24 ...............................................................................            405,000         456,480
        10/01/25 ...............................................................................            935,000       1,052,586
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional
     Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 .......................          2,000,000       1,919,800
  Kentucky Economic Development Finance Authority Revenue, Catholic Health Project, Refunding
     and Improvement, Series A, 5.00%, 12/01/18 ................................................          2,000,000       2,048,240
  Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
        6/01/19 ................................................................................          1,140,000       1,181,701
        6/01/20 ................................................................................          1,250,000       1,296,288
        6/01/21 ................................................................................          1,190,000       1,232,447
  Kentucky Rural Water Finance Corp. Public Project Revenue,
        Flexible Term Program, Series A, 5.00%, 2/01/26 ........................................          1,055,000       1,087,431
        Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 ............................          1,500,000       1,538,040
  Kentucky State Property and Buildings Commission Revenues,
        Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 .................................          3,540,000       3,727,372
        Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 .............................          1,535,000       1,624,613
        Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 ....................          2,300,000       2,431,307
        Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 .............................          1,100,000       1,173,447
  Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
     Series A, AMBAC Insured, 5.00%, 7/01/25 ...................................................          2,000,000       2,084,340
  Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ..........................          1,730,000       1,784,426
  Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters
     of Mercy, Cincinnati, 5.00%, 10/01/35 .....................................................          1,500,000       1,503,495
  Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,
     Series A,
        AMBAC Insured, 5.00%, 5/15/36 ..........................................................          3,000,000       3,094,830
        FGIC Insured, 5.00%, 5/15/30 ...........................................................          2,750,000       2,802,525
        FGIC Insured, 5.00%, 5/15/38 ...........................................................          3,000,000       3,087,570
  Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
        AMBAC Insured, 5.00%, 6/01/34 ..........................................................          3,755,000       3,875,723
        Series A, AMBAC Insured, 5.00%, 6/01/25 ................................................          1,000,000       1,041,880
  Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 .............          3,290,000       3,375,507
  Louisville Waterworks Board Water System Revenue, Louisville Water Co., Refunding, FSA
     Insured,
        5.25%, 11/15/24 ........................................................................          2,500,000       2,629,150
        5.50%, 11/15/25 ........................................................................          2,000,000       2,107,680
  McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
     6.40%, 11/01/07 ...........................................................................            500,000         505,745


                                        Quarterly Statements of Investments | 95

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  KENTUCKY (CONTINUED)
  Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 .............................       $  1,500,000    $  1,543,500
  Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ..............          1,270,000       1,305,154
  Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
     5/01/24 ...................................................................................          5,680,000       5,901,406
  Russell Health System Revenue,
        Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ...................................            800,000         836,528
        Pre-Refunded, 8.10%, 7/01/15 ...........................................................            250,000         255,286
                                                                                                                       ------------
                                                                                                                        105,226,893
                                                                                                                       ------------
  U.S. TERRITORIES 16.3%
  PUERTO RICO 14.8%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
     5.375%, 5/15/33 ...........................................................................          1,800,000       1,842,642
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
        5.125%, 7/01/31 ........................................................................          3,125,000       3,163,125
        Pre-Refunded, 5.125%, 7/01/31 ..........................................................          1,875,000       2,000,156
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................          2,500,000       2,718,725
        Series K, 5.00%, 7/01/27 ...............................................................          3,000,000       3,021,660
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ..........          5,000,000       5,162,850
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.25%, 7/01/36 ....................................................            455,000         467,344
        Series D, Pre-Refunded, 5.25%, 7/01/36 .................................................            995,000       1,069,755
                                                                                                                       ------------
                                                                                                                         19,446,257
                                                                                                                       ------------
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .....          2,000,000       2,064,740
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES .......................................................................                         21,510,997
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $122,623,967) ..............................................                        126,737,890
                                                                                                                       ------------


96 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 2.0%
  MUNICIPAL BONDS 2.0%
  KENTUCKY 1.1%
a Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.52%, 6/01/32 ...........       $  1,385,000    $  1,385,000
                                                                                                                       ------------
  U.S. TERRITORIES 0.9%
  PUERTO RICO 0.9%
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ..............................          1,200,000       1,200,000
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,585,000) ...............................................                          2,585,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $125,208,967) 98.4% ..................................................                        129,322,890
  OTHER ASSETS, LESS LIABILITIES 1.6% ..........................................................                          2,065,168
                                                                                                                       ------------
  NET ASSETS 100.0% ............................................................................                       $131,388,058
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 97

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.2%
  MUNICIPAL BONDS 96.2%
  LOUISIANA 91.6%
  Bossier City Public Improvement Sales and Use Tax Revenue,
        FGIC Insured, 5.00%, 12/01/19 ..........................................................       $  1,145,000    $  1,178,251
        Refunding, FGIC Insured, 5.00%, 12/01/21 ...............................................          1,875,000       1,917,113
        Refunding, FGIC Insured, 5.00%, 12/01/22 ...............................................          1,515,000       1,545,467
  Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ......................          1,900,000       1,978,888
  Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
     Project, MBIA Insured, 5.25%,
        5/01/21 ................................................................................          1,505,000       1,580,416
        5/01/33 ................................................................................          2,500,000       2,584,400
  De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
     5.65%, 12/01/21 ...........................................................................          1,000,000       1,014,820
  De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
     9/01/29 ...................................................................................         11,500,000      12,332,255
  Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A, FHA Insured,
     ETM, 7.20%, 8/01/10 .......................................................................          1,380,000       1,559,828
  East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A, 6.10%,
     10/01/29 ..................................................................................            210,000         213,515
  East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 .........          3,325,000       3,416,238
  East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST, FGIC
     Insured, 5.00%, 2/01/20 ...................................................................          1,000,000       1,031,840
  East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A, AMBAC
     Insured, 5.00%, 2/01/24 ...................................................................          2,000,000       2,063,680
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
     AMBAC Insured, 5.00%, 7/15/33 .............................................................          5,000,000       5,074,450
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
     11/01/27 ..................................................................................          5,000,000       5,120,950
  Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA Insured,
     5.00%, 4/01/29 ............................................................................          3,060,000       3,133,379
  Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured, 5.00%,
     10/01/29 ..................................................................................          2,925,000       2,998,856
  Jefferson Sales Tax District Special Sales Tax Revenue,
        AMBAC Insured, 5.00%, 12/01/22 .........................................................          2,000,000       2,070,280
        Refunding, FSA Insured, 5.00%, 12/01/22 ................................................          3,000,000       3,057,630
        Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 .......................................          4,195,000       4,310,362
  Lafayette Public Trust Financing Authority Revenue, Ragin Cajun Facilities Inc. Project, MBIA
     Insured, 5.00%, 10/01/22 ..................................................................          1,500,000       1,551,495
  Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ...............             30,000          34,283
  Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 ...................................          5,000,000       5,130,900
  Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ...........................             65,000          69,142
  Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
     4/01/29 ...................................................................................          2,200,000       2,299,154
  Louisiana HFA Mortgage Revenue,
        MF, Westview Project, FHA Insured, 7.80%, 4/01/30 ......................................            750,000         751,868
        SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ..........................................            645,000         648,967
  Louisiana Local Government Environmental Facilities and CDA Revenue,
        Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 ........................          4,265,000       4,524,525
        Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ...........          1,000,000       1,080,740


98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
        Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ........................       $  2,215,000    $  2,270,176
        Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ..................................          4,040,000       4,210,528
        MBIA Insured, 5.00%, 12/01/26 ..........................................................          3,000,000       3,068,340
        Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 .....          2,000,000       2,091,500
        Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .....          2,000,000       2,084,760
        Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 .........          3,000,000       3,078,600
  Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%, 4/01/29 ........          1,000,000       1,045,160
  Louisiana Public Facilities Authority Hospital Revenue,
        Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ........................            595,000         610,988
        Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/19 ..........          3,155,000       3,269,085
        Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 .............................          4,500,000       4,662,090
        Touro Infirmary Project, Series A, 5.625%, 8/15/29 .....................................          6,000,000       5,655,240
  Louisiana Public Facilities Authority Revenue,
        Centenary College Project, Refunding, 5.75%, 2/01/29 ...................................          7,300,000       6,868,570
        Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 ...................          1,500,000       1,550,985
        Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ....................          1,540,000       1,609,716
        FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ................          5,000,000       5,196,400
        Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ..............          1,900,000       1,903,287
        Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 .................          2,500,000       2,622,225
        Tulane University, AMBAC Insured, Pre-Refunded, 6.05%, 10/01/25 ........................          5,500,000       5,652,790
        Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 .................          3,000,000       3,093,720
        Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 ........          1,000,000       1,037,410
        Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ........          6,015,000       6,227,329
  Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
     AMBAC Insured, 5.00%, 6/01/23 .............................................................          5,000,000       5,191,200
  Louisiana State Gas and Fuels Tax Revenue, Series A,
        AMBAC Insured, 5.00%, 6/01/27 ..........................................................          3,500,000       3,561,530
        FGIC Insured, 5.00%, 5/01/27 ...........................................................          2,000,000       2,056,360
  Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
        AMBAC Insured, 5.00%, 5/01/21 ..........................................................          2,500,000       2,569,300
        Series A, MBIA Insured, 5.375%, 3/01/19 ................................................          3,000,000       3,140,700
  Louisiana State University and Agricultural and Mechanical College Board Revenue,
        AMBAC Insured, 5.00%, 7/01/22 ..........................................................          5,000,000       5,184,350
        Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 .....................................          1,500,000       1,539,015
  Louisiana State University and Agricultural and Mechanical College University Revenues,
     Auxiliary, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 .....................................          1,500,000       1,532,055
  Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 ...............................          1,535,000       1,623,861
  New Orleans GO,
        Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ..........................................          1,000,000       1,023,700
        Public Improvement, AMBAC Insured, 5.25%, 12/01/29 .....................................          1,485,000       1,539,514
        Public Improvement, FGIC Insured, 5.25%, 12/01/21 ......................................          1,295,000       1,354,311
        Public Improvement, FGIC Insured, 5.125%, 12/01/26 .....................................          2,000,000       2,054,320
        Refunding, MBIA Insured, 5.125%, 9/01/21 ...............................................          2,000,000       2,071,600
  Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%, 11/01/14 ...            635,000         651,504


                                        Quarterly Statements of Investments | 99

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA (CONTINUED)
  Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%,
     9/01/20 ...................................................................................       $  1,000,000    $  1,027,770
  Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 .....................          1,950,000       1,952,515
  Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
     Refunding, FSA Insured, 5.75%, 5/15/21 ....................................................          2,500,000       2,632,950
  Ouachita Parish La West Ouachita Parish School District Sales and Use Tax Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 9/01/24 ................................................          1,410,000       1,547,658
  Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
     ETM, 7.25%, 8/01/10 .......................................................................           725,000         772,596
  Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
     10/01/16 ..................................................................................          1,000,000       1,049,410
  St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
     9/01/10 ...................................................................................            435,000         499,632
  St. Bernard Parish Exempt Facilities Revenue, Mobil Oil Corp. Project, 5.90%, 11/01/26 .......          1,500,000       1,551,405
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .................          2,500,000       2,583,800
  St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
        7/01/10 ................................................................................             65,000          68,715
        7/01/11 ................................................................................             50,000          57,974
  State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
     Cajundome, MBIA Insured, Pre-Refunded, 5.65%, 9/01/26 .....................................          3,080,000       3,215,736
  Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical
     Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ..................................          2,155,000       2,301,389
  University of Louisiana System Board of Supervisors Lease Revenue,
        LaFayette Cajundome Convention, MBIA Insured, Pre-Refunded, 6.25%, 9/01/29 .............          1,200,000       1,315,368
        Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ..................          1,000,000       1,029,620
                                                                                                                       ------------
                                                                                                                        198,782,449
                                                                                                                       ------------
  U.S. TERRITORIES 4.6%
  PUERTO RICO 3.1%
  Puerto Rico Commonwealth GO, Public Improvement,
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................................          4,400,000       4,727,623
        Series A, 5.00%, 7/01/33 ...............................................................          2,000,000       2,003,460
                                                                                                                       ------------
                                                                                                                          6,731,083
                                                                                                                       ------------
  VIRGIN ISLANDS 1.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ......          3,000,000       3,099,000
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES .......................................................................                          9,830,083
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $202,059,725) ..............................................                        208,612,532
                                                                                                                       ------------
  SHORT TERM INVESTMENTS 2.0%
  MUNICIPAL BONDS 2.0%
  LOUISIANA 1.6%
a Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
     3.57%,12/01/15 ............................................................................          3,500,000       3,500,000
                                                                                                                       ------------


100 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 0.4%
  PUERTO RICO 0.4%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 3.16%, 12/01/15 ........................................       $    300,000    $    300,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ..............................            600,000         600,000
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES .......................................................................                            900,000
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,400,000) ...............................................                          4,400,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $206,459,725) 98.2% ..................................................                        213,012,532
  OTHER ASSETS, LESS LIABILITIES 1.8% ..........................................................                          3,966,550
                                                                                                                       ------------
  NET ASSETS 100.0% ............................................................................                       $216,979,082
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 101

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  MUNICIPAL BONDS 97.9%
  MARYLAND 85.6%
  Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ...........................................       $  2,000,000    $  2,022,380
  Anne Arundel County PCR, Baltimore Gas and Electric Co. Project, Refunding, 6.00%, 4/01/24 ...          9,500,000       9,508,835
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39 .....         10,000,000      10,508,600
  Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ....................          1,000,000       1,036,360
  Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding, Series A,
     7.00%, 8/01/11                                                                                       2,355,000       2,359,451
  Baltimore GO, Consolidated Public Improvement,
        Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ..................................          1,500,000       1,562,700
        Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ...................................          3,300,000       3,522,783
        Series B, 7.15%, 10/15/08 ..............................................................          1,000,000       1,075,140
  Baltimore Port Facilities Revenue, Consolidated Coal Sales, Series A, 6.50%, 10/01/11 ........          1,850,000       1,958,059
  Baltimore Project Revenue,
        Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ..........................          7,630,000       7,864,317
        Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............          4,000,000       4,172,200
        Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ...........................          5,000,000       5,196,400
        Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/36 ...........................          6,125,000       6,345,500
        Water Projects, Series A, MBIA Insured, 5.00%, 7/01/35 .................................          4,240,000       4,386,746
  Baltimore Revenue,
        Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ...............          5,000,000       5,308,100
        Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .....................         10,000,000      10,775,900
  Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
        5.375%, 1/01/16 ........................................................................          2,000,000       2,095,600
        5.50%, 1/01/19 .........................................................................          1,000,000       1,037,110
        5.625%, 1/01/25 ........................................................................          2,000,000       2,102,200
  Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 ...........................          1,125,000       1,144,294
  Howard County Mortgage Revenue, Normandy Woods III Apartments Project, Refunding, Series A,
     FHA Insured, 6.10%, 7/01/25 ...............................................................          2,000,000       2,042,120
  Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11 ....          1,900,000       1,902,584
  Maryland State CDA Department of Housing and CDR,
        Housing, Series A, 6.00%, 7/01/32 ......................................................          4,000,000       4,102,920
        Residential, Series D, 5.25%, 9/01/29 ..................................................          3,545,000       3,560,917
        Series B, 5.35%, 9/01/30 ...............................................................          1,005,000       1,014,055
        SF Program, First Series, 5.00%, 4/01/17 ...............................................             40,000          40,696
        SF Program, Second Series, 5.00%, 4/01/17 ..............................................          3,000,000       3,057,660
  Maryland State EDC Student Housing Revenue,
        University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
           7/01/30 .............................................................................          3,245,000       3,345,952
        University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
           7/01/35 .............................................................................          3,675,000       3,771,432
        University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28 ..          2,000,000       2,066,720
        University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ..          3,000,000       3,087,960
  Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
     AMBAC Insured, 5.00%, 7/01/19 .............................................................          1,710,000       1,775,818
  Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
     Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ..........................          3,000,000       3,090,780


102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue,
        Anne Arundel Health System, Series A, 5.125%, 7/01/34 ..................................       $  2,500,000    $  2,535,375
        Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ..............................          8,365,000       8,566,680
        Carroll County General Hospital, 6.00%, 7/01/26 ........................................          2,000,000       2,106,760
        Carroll County General Hospital, 5.80%, 7/01/32 ........................................          5,000,000       5,223,000
        Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .................................            715,000         776,376
        Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ............................          2,205,000       2,386,626
        Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ............................          2,025,000       2,176,288
        Charity Obligation Group, Series A, 5.00%, 11/01/19 ....................................          1,515,000       1,547,224
        Charity Obligation Group, Series A, 5.00%, 11/01/29 ....................................          2,250,000       2,292,210
        Doctors Community Hospital, Refunding, 5.75%, 7/01/13 ..................................          2,760,000       2,761,490
        Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .................................         11,000,000      11,633,380
        Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...........................          9,395,000       9,516,477
        Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...........................          5,000,000       5,381,650
        Loyola College, Series A, 5.00%, 10/01/40 ..............................................          8,525,000       8,587,574
        Maryland Institute College of Art, 5.00%, 6/01/35 ......................................          2,000,000       2,004,660
        Maryland Institute College of Art, 5.625%, 6/01/36 .....................................          3,600,000       3,733,596
        Maryland Institute College of Art, 5.00%, 6/01/40 ......................................          6,000,000       6,004,620
        Mercy Medical Center, Refunding, 5.625%, 7/01/31 .......................................          5,500,000       5,637,280
        Mercy Medical Center, Refunding, FSA Insured, 5.75%, 7/01/26 ...........................          1,500,000       1,527,135
        North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ...................................          1,000,000       1,112,320
        North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ...................................          1,320,000       1,468,262
        Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 .............            655,000         673,871
        Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .............          5,000,000       5,157,250
        Peninsula Regional Medical Center, 5.00%, 7/01/36 ......................................          7,000,000       7,071,540
        Roland Park Place Project, Refunding, 5.625%, 7/01/18 ..................................          2,500,000       2,510,825
        Roland Park Place Project, Refunding, 5.625%, 7/01/24 ..................................          2,680,000       2,688,281
        Union Hospital Cecil County Issue, 5.00%, 7/01/35 ......................................          3,015,000       3,043,341
        University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ....................         11,000,000      12,316,370
        Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 .....................          5,000,000       5,149,050
        Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 .....................          7,100,000       7,220,203
  Maryland State Health and Higher Revenue, John Hopkins University, Series A, 5.00%, 7/01/32 ..         29,000,000      29,870,580
  Maryland State Stadium Authority Lease Revenue, Convention Center Expansion, AMBAC Insured,
     5.875%, 12/15/14 ..........................................................................          4,655,000       4,705,879
  Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
        5.75%, 3/01/22 .........................................................................          5,000,000       5,061,100
        5.80%, 3/01/26 .........................................................................          2,045,000       2,070,072
  Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC
     Insured, 5.00%, 7/01/28 ...................................................................          3,975,000       4,121,757
  Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%,
     3/01/27 ...................................................................................          8,000,000       8,258,400
  Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA Insured,
     5.00%,
        7/01/27 ................................................................................          5,890,000       6,119,651
        7/01/31 ................................................................................          7,455,000       7,704,743
        7/01/32 ................................................................................          7,165,000       7,400,084
        7/01/34 ................................................................................          7,500,000       7,735,875


                                       Quarterly Statements of Investments | 103

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Montgomery County GO,
        4.75%, 4/01/22 .........................................................................       $  3,000,000    $  3,094,740
        Consolidated, Public Improvement, Series A, 5.00%, 6/01/24 .............................          5,000,000       5,262,450
        Pre-Refunded, 4.75%, 2/01/17 ...........................................................          5,000,000       5,260,200
  Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured, 6.00%,
     7/01/37 ...................................................................................          2,500,000       2,551,550
  Montgomery County Revenue Authority Golf Course System Revenue, Series A, Pre-Refunded,
     6.125%, 10/01/22 ..........................................................................          1,000,000       1,027,690
  Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC
     Insured, 5.00%, 7/01/32 ...................................................................          6,450,000       6,639,372
  Prince George's County GO, Consolidated Public Improvement,
        4.40%, 9/15/22 .........................................................................         10,000,000       9,953,400
        MBIA Insured, 5.00%, 4/15/18 ...........................................................          2,100,000       2,165,121
  Prince George's County IDA, Lease Revenue, Upper Marlboro Justice-B, MBIA Insured, 4.75%,
     6/30/30 ...................................................................................          4,000,000       3,988,480
  St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
     AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 ...............................................          2,000,000       2,146,860
  Westminster Education Facilities Revenue, McDaniel College, 5.50%,
        4/01/27 ................................................................................            425,000         440,559
        4/01/32 ................................................................................          1,500,000       1,552,425
                                                                                                                       ------------
                                                                                                                        376,782,991
                                                                                                                       ------------
  U.S. TERRITORIES 12.3%
  PUERTO RICO 10.6%
  Puerto Rico Commonwealth GO, Public Improvement,
        FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................          1,520,000       1,630,185
        FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................          4,360,000       4,651,030
        Refunding, FSA Insured, 5.25%, 7/01/27 .................................................          1,015,000       1,072,215
        Refunding, FSA Insured, 5.125%, 7/01/30 ................................................          2,870,000       2,971,483
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
        Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................          5,000,000       5,403,750
        Series G, 5.00%, 7/01/33 ...............................................................          7,000,000       7,012,110
  Puerto Rico Electric Power Authority Power Revenue,
        Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ......................................          5,000,000       5,169,300
        Series HH, FSA Insured, 5.25%, 7/01/29 .................................................         10,780,000      11,406,534
        Series II, 5.25%, 7/01/31 ..............................................................          3,000,000       3,071,010
        Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................          2,000,000       2,060,220
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
        Refunding, Series D, 5.25%, 7/01/36 ....................................................            520,000         534,108
        Series D, Pre-Refunded, 5.25%, 7/01/36 .................................................          1,480,000       1,591,192
                                                                                                                       ------------
                                                                                                                         46,573,137
                                                                                                                       ------------


104 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.7%
  Virgin Islands PFAR,
        Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ...........................       $  2,000,000    $  2,092,680
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................          1,700,000       1,756,100
        senior lien, Refunding, Series A, 5.50%, 10/01/14 ......................................          3,300,000       3,417,777
                                                                                                                       ------------
                                                                                                                          7,266,557
                                                                                                                       ------------
  TOTAL U.S. TERRITORIES .......................................................................                         53,839,694
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $417,545,127) ..............................................                        430,622,685
                                                                                                                       ------------
  SHORT TERM INVESTMENTS 0.6%
  MUNICIPAL BONDS 0.6%
  MARYLAND 0.5%
a Baltimore County Revenue, Oak Crest Village Inc. Project, Series A, Weekly VRDN and Put,
     3.48%, 1/01/29 ............................................................................            265,000         265,000
a Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
     Daily VRDN and Put, 3.58%, 7/01/34 ........................................................          1,880,000       1,880,000
                                                                                                                       ------------
                                                                                                                          2,145,000
                                                                                                                       ------------
  U.S. TERRITORIES 0.1%
  PUERTO RICO 0.1%
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series
     A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 .....................................            600,000         600,000
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,745,000) ...............................................                          2,745,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $420,290,127) 98.5% ..................................................                        433,367,685
  OTHER ASSETS, LESS LIABILITIES 1.5% ..........................................................                          6,664,478
                                                                                                                       ------------
  NET ASSETS 100.0% ............................................................................                       $440,032,163
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 105

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.7%
  MUNICIPAL BONDS 98.7%
  MASSACHUSETTS 98.7%
  Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ....................................................       $  1,465,000    $  1,551,054
  Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
     5.00%, 5/01/27 ............................................................................          3,970,000       4,115,500
  Boston GO, Series A, MBIA Insured, 5.00%,
        2/01/21 ................................................................................          3,000,000       3,122,610
        2/01/22 ................................................................................          2,940,000       3,057,159
  Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 .......................          1,750,000       1,814,173
  Dudley Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ..........          3,140,000       3,449,321
  Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25 ........................          4,000,000       4,274,600
  Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 ...........          1,000,000       1,069,570
  Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 .........          9,805,000      10,195,631
  Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 .....................................          2,055,000       2,182,061
  Lawrence GO, AMBAC Insured, 5.00%, 2/01/21 ...................................................          1,000,000       1,039,890
  Lowell GO,
        FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 .............................................          1,595,000       1,727,385
        State Qualified, AMBAC Insured, 5.00%, 2/01/21 .........................................          1,330,000       1,396,660
        State Qualified, AMBAC Insured, 5.00%, 2/01/22 .........................................          1,405,000       1,473,761
  Ludlow GO, School Project, Limited Tax, MBIA Insured,
        7.30%, 11/01/07 ........................................................................            210,000         220,429
        7.30%, 11/01/08 ........................................................................            210,000         227,690
        7.40%, 11/01/09 ........................................................................            210,000         235,066
  Mansfield GO, Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.125%, 8/15/17 ............          1,685,000       1,731,439
  Martha's Vineyard Land Bank Revenue, AMBAC Insured,
        4.875%, 5/01/22 ........................................................................          2,000,000       2,068,000
        5.00%, 5/01/32 .........................................................................          2,000,000       2,053,940
        5.00%, 5/01/34 .........................................................................          7,000,000       7,183,540
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
        Series C, FGIC Insured, 5.25%, 3/01/15 .................................................          2,000,000       2,175,040
        Series D, MBIA Insured, 5.00%, 3/01/27 .................................................          5,000,000       5,100,100
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, FGIC
     Insured, 5.00%, 7/01/27 ...................................................................          5,000,000       5,308,550
  Massachusetts Health and Educational Facilities Authority Revenue, Lahey Clinic Medical
     Center, Series B, FGIC Insured, 5.00%, 8/15/30 ............................................         12,460,000      12,772,995
  Massachusetts State College Building Authority Project Revenue,
        Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ...................          2,000,000       2,034,940
        Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ......................................          5,000,000       5,703,100
        Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ...........................................          5,000,000       5,135,500
      a Series A, AMBAC Insured, 5.00%, 5/01/31 ................................................          5,000,000       5,177,600
      a Series A, AMBAC Insured, 5.00%, 5/01/36 ................................................          7,000,000       7,237,370
  Massachusetts State Development Finance Agency Revenue,
        Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 ..........................          3,600,000       3,702,420
        Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 ..........................          4,675,000       4,797,345
        Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ...........................          2,000,000       2,024,560
        Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
           5.125%, 2/01/34 .....................................................................         22,400,000      23,237,984
        MBIA Insured, 5.20%, 7/01/32 ...........................................................          2,250,000       2,364,503


106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Development Finance Agency Revenue, (continued)
        Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 .................................       $  4,000,000    $  4,346,000
        Series A, GNMA Secured, 6.90%, 10/20/41 ................................................          2,090,000       2,352,985
        Western New England, Series A, Assured Guaranty, 5.00%, 9/01/33 ........................          9,000,000       9,199,800
        Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ...............          1,500,000       1,614,120
  Massachusetts State GO,
        Consolidated Loan, Series A, FSA Insured, 5.00%, 3/01/24 ...............................          5,000,000       5,204,300
        Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ...............          9,645,000      10,382,071
        Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 .........................          3,430,000       3,636,452
        Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 ................            965,000       1,023,083
        MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .............................................          4,100,000       4,346,779
  Massachusetts State Health and Educational Facilities Authority Revenue,
        Bay State Medical Center, Series E, FSA Insured, Pre-Refunded, 6.00%, 7/01/26 ..........          1,500,000       1,532,580
        Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 ................................          5,000,000       5,185,600
        Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 ................          3,000,000       3,047,820
        Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ..............          1,000,000       1,001,090
        Catholic Health East, Series A, AMBAC Insured, 5.00%, 11/15/28 .........................          6,575,000       6,685,328
        Harvard University, Series FF, 5.125%, 7/15/37 .........................................          8,000,000       8,303,120
        New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 ............         10,000,000      10,279,000
        Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 .......................          1,250,000       1,285,638
        Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ....................          5,000,000       5,126,100
        Springfield College, AMBAC Insured, 5.00%, 10/15/27 ....................................          2,500,000       2,562,825
        Stonehill College, Series F, AMBAC Insured, Pre-Refunded, 5.75%, 7/01/26 ...............          1,690,000       1,709,553
        Tufts University, Series I, 5.25%, 2/15/30 .............................................          4,000,000       4,175,280
        University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ..................          3,000,000       3,132,180
        University of Massachusetts, Worcester Campus, Series B, FGIC Insured, 5.25%,
           10/01/31 ............................................................................          3,500,000       3,702,510
        University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
           10/01/29 ............................................................................          4,000,000       4,381,840
        University of Massachusetts Project, Series C, MBIA Insured, 5.25%, 10/01/31 ...........          1,500,000       1,580,610
        Wellesley College, Series F, 5.125%, 7/01/39 ...........................................          7,500,000       7,700,400
        Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 .............................          1,770,000       1,887,369
        Williams College, Series F, MBIA Insured, 5.50%, 7/01/26 ...............................          2,500,000       2,528,050
  Massachusetts State HFA,
        MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21 ..................            430,000         543,778
        SFHR, Series 57, MBIA Insured, 5.55%, 6/01/25 ..........................................          2,255,000       2,255,000
  Massachusetts State HFA Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%, 7/01/30 .....          2,000,000       2,118,560
  Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket Electric
     Co., Series A, AMBAC Insured, 5.875%, 7/01/17 .............................................          4,000,000       4,084,960
  Massachusetts State Industrial Finance Agency Revenue,
        Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 .....................................          1,560,000       1,608,142
        St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 .................................          2,665,000       2,721,258
        Suffolk University, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/27 ........................          4,000,000       4,147,000
        Trustees Deerfield Academy, 5.25%, 10/01/27 ............................................          2,800,000       2,895,396
        Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...............          4,000,000       4,181,760
        WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ..................          2,500,000       2,556,225


                                       Quarterly Statements of Investments | 107

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  Massachusetts State Industrial Finance Agency Revenue, (continued)
        Worcester Polytechnical Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 ............       $  3,720,000    $  3,856,338
        Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ..          2,000,000       2,080,800
        Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.125%,
           9/01/27 .............................................................................          4,000,000       4,118,640
  Massachusetts State Port Authority Revenue,
        Series A, AMBAC Insured, 5.00%, 7/01/35 ................................................         24,915,000      25,627,818
        Series A, FSA Insured, 5.125%, 7/01/17 .................................................          2,000,000       2,090,360
        Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 .....................          2,215,000       2,284,595
        Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 .....................          2,000,000       2,054,580
        Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 ......................          7,450,000       7,653,906
        Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 ......................            845,000         866,919
        US Airways Project, MBIA Insured, 6.00%, 9/01/21 .......................................          4,700,000       4,934,624
        US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ............................          4,500,000       4,609,035
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, FSA
     Insured, 5.00%, 8/15/30 ...................................................................         12,000,000      12,419,520
  Massachusetts State Special Obligation Dedicated Tax Revenue,
        FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 .............................................          5,000,000       5,394,550
        Refunding, FGIC Insured, 5.50%, 1/01/25 ................................................          5,615,000       6,377,629
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
        Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ......................................          9,000,000       9,092,610
        sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 ...........................          4,600,000       4,726,776
        sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..........................         10,000,000      10,145,000
  Massachusetts State Water Pollution Abatement Trust Revenue,
        Pool Program Bonds, Series 6, 5.50%, 8/01/30 ...........................................          2,620,000       2,803,636
        Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 .............................          1,075,000       1,158,936
        Pool Program Bonds, Series 7, 5.125%, 2/01/31 ..........................................          4,300,000       4,440,137
        Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ............................          1,700,000       1,798,770
        Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ..........................          3,995,000       4,245,127
        Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ............          1,005,000       1,075,973
  Massachusetts State Water Resources Authority Revenue,
        General, Refunding, Series A, MBIA Insured, 5.00%, 8/01/34 .............................         10,700,000      11,088,517
        Refunding, Series J, FSA Insured, 5.00%, 8/01/32 .......................................          9,000,000       9,219,600
        Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ...................................          9,275,000      10,069,125
  Monson GO, AMBAC Insured, 5.25%, 11/01/23 ....................................................          1,675,000       1,799,302
  New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 .........................          3,685,000       3,851,046
  Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured,
     5.125%, 10/01/18 ..........................................................................          2,000,000       2,105,600
  Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
     5.375%, 6/15/33 ...........................................................................         15,475,000      16,448,377
  Salisbury GO, MBIA Insured, 5.30%, 3/15/27 ...................................................          2,795,000       2,993,892
  Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ........................................          2,075,000       2,180,244
  Springfield GO, Municipal Purpose Loan,
        FGIC Insured, 5.00%, 8/01/21 ...........................................................          5,000,000       5,242,750
        FSA Insured, Pre-Refunded, 5.00%, 11/15/18 .............................................          1,500,000       1,561,005
  Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, 5.00%, 11/01/21 .....          2,775,000       2,908,922


108 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MASSACHUSETTS (CONTINUED)
  University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
     5.25%,
        11/01/23 ...............................................................................       $  2,155,000    $  2,337,593
        11/01/28 ...............................................................................          5,035,000       5,461,616
  University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,AMBAC
     Insured, Pre-Refunded, 5.25%, 11/01/29 ....................................................          3,000,000       3,265,350
  Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ..........          1,960,000       2,051,218
  Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ..................................................          1,230,000       1,292,410
  Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .............................          1,335,000       1,358,109
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $473,387,267) ..............................................                        495,077,003
                                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $1,740,000) 0.3%
  MUNICIPAL BOND 0.3%
  MASSACHUSETTS 0.3%
b Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series D, MBIA Insured, Daily VRDN and Put, 3.57%, 1/01/35 .......................          1,740,000       1,740,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $475,127,267) 99.0% ..................................................                        496,817,003
  OTHER ASSETS, LESS LIABILITIES 1.0% ..........................................................                          4,826,761
                                                                                                                       ------------
  NET ASSETS 100.0% ............................................................................                       $501,643,764
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 109

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.8%
  MUNICIPAL BONDS 97.8%
  MICHIGAN 91.2%
  Adrian City School District GO, FSA Insured, 5.00%,
      5/01/26 .................................................................................      $ 1,960,000     $    2,033,755
      5/01/29 .................................................................................        2,125,000          2,194,934
      5/01/34 .................................................................................        6,690,000          6,878,792
  Allegan Public School GO, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .......................        4,165,000          4,245,051
  Allendale Public School District GO,
      2006, School Building and Site, FGIC Insured, 5.125%, 5/01/27 ...........................        1,865,000          1,949,373
      2006, School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 .............        1,360,000          1,454,479
      Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 ...................        1,665,000          1,695,154
      School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ...................        3,225,000          3,449,041
      School Building and Site, FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ...................        5,490,000          5,871,390
  Anchor Bay School District GO, School Building and Site,
      Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ....................................        2,000,000          2,127,820
      Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ...................................        5,000,000          5,364,100
      Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ...................................        3,750,000          4,029,863
  Avondale School District GO,
      AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .............................................        4,000,000          4,076,880
      School Building and Site, FSA Insured, 5.00%, 5/01/29 ...................................        9,000,000          9,264,150
  Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
      11/01/27 ................................................................................        5,000,000          5,187,350
      11/01/33 ................................................................................        2,590,000          2,672,362
  Brown City Community School District GO, Building and Site, FGIC Insured,
      5.00%, 5/01/31 ..........................................................................        3,200,000          3,269,728
      Pre-Refunded, 5.00%, 5/01/26 ............................................................        4,445,000          4,709,966
  Caledonia Community Schools GO, MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 ..................        4,500,000          4,590,450
  Carmen-Ainsworth Community School District GO, FGIC Insured, 5.00%, 5/01/27 .................        2,950,000          3,033,338
  Central Michigan University Revenue,
      FGIC Insured, 5.00%, 10/01/27 ...........................................................          500,000            507,075
      FGIC Insured, Pre-Refunded, 5.625%, 10/01/22 ............................................        2,500,000          2,564,375
      General, AMBAC Insured, 5.00%, 10/01/34 .................................................        8,905,000          9,199,310
      Series A, AMBAC Insured, 5.05%, 10/01/32 ................................................       10,000,000         10,307,800
  Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 ...............        1,400,000          1,489,474
  Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
    5/01/21 ...................................................................................        3,550,000          3,782,916
  Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ............        5,000,000          5,234,150
  De Witt Public Schools GO, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/21 ......................        6,905,000          7,034,676
  Dearborn EDC Hospital Revenue, Oakwood Obligation Group,
      Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 .......................................        1,000,000          1,003,270
      Series A, FGIC Insured, 5.75%, 11/15/15 .................................................          100,000            101,964
  Detroit City School District GO,
      School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
        5/01/23 ...............................................................................        2,650,000          2,826,543
      School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ...........        2,000,000          2,055,120
      Series A, FSA Insured, 6.00%, 5/01/29 ...................................................       10,000,000         11,873,400
      Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ....................................       38,330,000         40,888,144


110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ....................      $10,610,000     $   10,974,666
  Detroit Sewage Disposal Revenue,
      senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ...........................       16,300,000         16,689,244
      Series A, MBIA Insured, 5.00%, 7/01/27 ..................................................       22,000,000         22,443,520
      Series A, MBIA Insured, Pre-Refunded, 5.50%, 7/01/20 ....................................          215,000            221,390
  Detroit Water Supply System Revenue,
      FGIC Insured, ETM, 6.25%, 7/01/12 .......................................................        1,455,000          1,566,759
      second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .....................................       20,000,000         21,413,800
      senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .....................................       11,400,000         11,655,588
      senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 .....................................        4,745,000          4,943,910
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ......................        1,500,000          1,619,775
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................        4,880,000          5,210,474
      senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 .....................................        4,930,000          5,028,945
      senior lien, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......................          820,000            839,664
      Series B, MBIA Insured, 5.00%, 7/01/34 ..................................................       14,145,000         14,448,552
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ................        5,500,000          5,662,195
  East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
    5/01/29 ...................................................................................        4,775,000          5,080,170
  Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, Pre-Refunded,
    5.00%,
      6/01/28 .................................................................................        6,730,000          7,183,265
      6/01/33 .................................................................................       14,700,000         15,690,045
  Eaton Rapids Public Schools GO, School Building and Site, FSA Insured, 5.00%,
      5/01/26 .................................................................................        2,700,000          2,801,601
      5/01/29 .................................................................................        2,750,000          2,831,290
  Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 ................        5,000,000          5,211,500
  Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
    2/15/25 ...................................................................................          100,000            101,122
  Fennville Public Schools GO, School Building and Site, FGIC Insured, 5.00%,
      5/01/30 .................................................................................        3,200,000          3,294,592
      5/01/34 .................................................................................        3,250,000          3,335,215
  Ferris State University Revenue,
      AMBAC Insured, Pre-Refunded, 5.75%, 10/01/17 ............................................        2,500,000          2,567,925
      AMBAC Insured, Pre-Refunded, 5.85%, 10/01/22 ............................................        2,500,000          2,569,925
      AMBAC Insured, Pre-Refunded, 5.90%, 10/01/26 ............................................        6,840,000          7,034,051
      FGIC Insured, 5.25%, 10/01/26 ...........................................................        1,500,000          1,562,700
      FGIC Insured, 5.25%, 10/01/31 ...........................................................        3,255,000          3,363,847
  Fowlerville Community School District GO, FGIC Insured, 5.00%,
      5/01/30 .................................................................................        1,990,000          2,052,824
      5/01/34 .................................................................................        8,145,000          8,385,766
  Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ......................        4,000,000          4,138,520
  Gladstone Area Public Schools GO, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/26 ...............        1,500,000          1,525,515
  Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
    5/01/28 ...................................................................................        4,250,000          4,398,452
  Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ...........................        2,000,000          2,106,660


                                       Quarterly Statements of Investments | 111

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
      5.00%, 10/01/28 .........................................................................      $ 3,590,000     $    3,713,532
      Pre-Refunded, 5.00%, 10/01/28 ...........................................................        2,410,000          2,565,469
  Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
    6.875%, 6/01/24 ...........................................................................        7,500,000          7,510,800
  Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
      1/01/30 .................................................................................        7,500,000          7,770,900
      1/01/34 .................................................................................        7,795,000          8,047,246
  Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 .............................        3,500,000          3,618,265
  Grosse Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ..........        5,250,000          5,362,455
  Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 .........................        2,000,000          2,028,200
  Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%,
    8/01/47 ...................................................................................        4,400,000          4,506,480
  Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ........       30,000,000         32,509,200
  Haslett Public School District GO, MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 ...............        3,900,000          3,973,242
  Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 .............          700,000            701,414
  Hazel Park School District GO, FSA Insured, 5.00%,
      5/01/27 .................................................................................        9,000,000          9,254,250
      5/01/32 .................................................................................       12,475,000         12,775,273
  Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
      5.70%, 5/01/21 ..........................................................................        2,025,000          2,063,030
      5.50%, 5/01/26 ..........................................................................        1,000,000          1,017,010
  Howell Public Schools GO, MBIA Insured, Pre-Refunded,
      5.875%, 5/01/22 .........................................................................        2,000,000          2,120,980
      6.00%, 5/01/25 ..........................................................................        1,600,000          1,634,272
  Huron School District GO, FSA Insured,
      5.25%, 5/01/21 ..........................................................................        1,500,000          1,573,170
      Pre-Refunded, 5.375%, 5/01/26 ...........................................................        2,500,000          2,683,875
  Huron Valley School District GO, FGIC Insured, Pre-Refunded,
      5.875%, 5/01/16 .........................................................................          100,000            102,032
      5.75%, 5/01/22 ..........................................................................        2,450,000          2,497,089
  Jackson Brownfield RDAR, FGIC Insured,
      5.125%, 6/01/22 .........................................................................        2,290,000          2,392,500
      5.125%, 6/01/24 .........................................................................        1,215,000          1,267,427
      5.25%, 6/01/26 ..........................................................................        2,820,000          2,963,143
      5.375%, 6/01/30 .........................................................................        5,830,000          6,179,858
  Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
    5/01/34 ...................................................................................        6,620,000          6,793,576
  Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 ...........        4,000,000          4,122,480
  Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
      Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...................        3,805,000          3,986,765
      Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.25%, 5/15/18 ..................          115,000            119,515
      Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.50%, 5/15/28 ..................       10,000,000         10,439,100
      Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .....................          135,000            139,682
  Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 .............................       21,885,000         22,450,946


112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Lake Shore Public Schools GO, Macomb County, FSA Insured, Pre-Refunded, 5.50%,
    5/01/20 ...................................................................................      $ 2,000,000     $    2,034,020
  Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ...........        1,000,000          1,034,160
  Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 ...........        3,320,000          3,443,836
  Lakeview Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ...................          100,000            101,922
  Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
    Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 ........................................        2,115,000          2,203,238
  Lincoln Consolidated School District GO, FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ..........        1,000,000          1,024,790
  Lincoln Park School District GO, Refunding, FGIC Insured, 5.00%, 5/01/26 ....................          900,000            914,832
  Livonia Municipal Building Authority GO, FGIC Insured, 5.25%, 5/01/30 .......................        3,950,000          4,106,460
  Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
      5/01/25 .................................................................................        3,125,000          3,344,125
      5/01/30 .................................................................................        3,250,000          3,477,890
  Mayville Community Schools GO, School Building and Site, FGIC Insured, 5.00%,
    5/01/34 ...................................................................................        3,880,000          4,000,668
  Mendon Community Schools GO, School Building and Site, FGIC Insured, 5.00%,
    5/01/34 ...................................................................................        2,500,000          2,573,900
  Merrill Community School District GO, FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ............        4,000,000          4,071,560
  Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
      5.40%, 6/01/19 ..........................................................................        5,000,000          5,136,050
      5.50%, 6/01/25 ..........................................................................        5,000,000          5,164,250
  Michigan Municipal Bond Authority Revenue,
      Clean Water State Revolving Fund, 5.00%, 10/01/24 .......................................       11,355,000         11,809,427
      Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ..................        3,790,000          3,832,979
  Michigan State Building Authority Revenue,
      Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 .................        2,500,000          2,575,225
      Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ...................        3,000,000          3,041,670
      Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ...................        5,000,000          5,136,800
      Facilities Program, Refunding, Series III, FSA Insured, 5.00%, 10/15/26 .................       14,000,000         14,437,360
      Refunding, AMBAC Insured, 5.00%, 10/15/33 ...............................................       16,000,000         16,543,040
a Michigan State Comprehensive Transporation Revenue, Refunding, FSA Insured, 5.00%,
    5/15/31 ...................................................................................        8,000,000          8,291,680
  Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 .............................       12,000,000         12,803,400
  Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
    4/01/16 ...................................................................................          200,000            207,594
  Michigan State Hospital Finance Authority Revenue,
      Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .........       15,175,000         16,457,439
      Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
        8/15/24 ...............................................................................       15,000,000         15,577,350
      Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
        8/15/27 ...............................................................................       10,000,000         10,232,100
      Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ....................        6,000,000          6,071,580
      Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ....................        1,750,000          1,770,878
      Mercy Health Services, Series T, MBIA Insured, Pre-Refunded, 5.75%, 8/15/15 .............       10,525,000         10,891,270
      Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ....................................          300,000            305,277


                                       Quarterly Statements of Investments | 113

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Michigan State Hospital Finance Authority Revenue, (continued)
      Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 .......................      $ 8,605,000     $    8,744,143
      Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 .............       11,000,000         11,832,150
      Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ............        4,890,000          5,166,089
      Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ......................................        7,065,000          7,255,826
      Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ......................................        1,000,000          1,020,290
      Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ........        7,500,000          7,803,450
      Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 .............        7,500,000          7,685,025
      Refunding, MBIA Insured, 5.00%, 11/15/36 ................................................        6,500,000          6,659,965
      Sparrow Obligation Group, MBIA Insured, Pre-Refunded, 5.90%, 11/15/26 ...................          100,000            103,015
      St. John's Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 .................       14,500,000         14,922,385
      St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 .......................        3,445,000          3,601,541
      St. John's Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 .......................        9,545,000         10,218,304
  Michigan State Strategic Fund Limited Obligation Revenue, Collateral, The Detroit Edison Co.,
    Fund, Pollution, Refunding,
      Series AA, FGIC Insured, 6.95%, 5/01/11 .................................................        5,000,000          5,691,400
      Series BB, AMBAC Insured, 7.00%, 5/01/21 ................................................        3,000,000          3,811,710
  Michigan State Strategic Fund Resources Recovery Limited Oligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ...........       12,350,000         12,776,939
  Michigan State Trunk Line Revenue,
      Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ......................................        3,300,000          3,353,592
      Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ......................................        3,050,000          3,139,823
      Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 ....................................       16,265,000         17,193,731
      Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ....................................       34,680,000         37,080,203
  Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
    10/01/34 ..................................................................................        3,675,000          3,772,167
  Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 .................        3,500,000          3,754,625
  North Branch Area Schools GO, School Building and Site, MBIA Insured, 5.00%,
    5/01/35 ...................................................................................        3,260,000          3,363,896
  Northview Public Schools District GO,
      MBIA Insured, 5.80%, 5/01/21 ............................................................          235,000            239,286
      Refunding, FGIC Insured, 5.00%, 5/01/21 .................................................        3,450,000          3,512,583
  Oakridge Public Schools GO, FSA Insured, Pre-Refunded,
      5.00%, 5/01/23 ..........................................................................          500,000            512,395
      5.125%, 5/01/28 .........................................................................          500,000            513,535
  Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%,
    5/01/34 ...................................................................................        9,835,000         10,125,723
  Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, Pre-Refunded, 5.00%,
    5/01/32 ...................................................................................        7,775,000          8,282,552
  Oxford Area Community School District GO, FSA Insured, 5.00%,
      5/01/26 .................................................................................        5,425,000          5,571,963
      5/01/31 .................................................................................        4,865,000          4,971,008
  Pennfield Schools District GO, School Building and Site, FGIC Insured, 5.00%,
      5/01/29 .................................................................................        1,150,000          1,187,847
      5/01/34 .................................................................................        3,610,000          3,716,712
  Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 .......................        2,955,000          3,066,197


114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
      6/01/23 .................................................................................      $ 1,620,000     $    1,755,513
      6/01/27 .................................................................................        2,635,000          2,855,418
  Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 ..................................        1,600,000          1,648,848
  River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 .....................        6,575,000          6,859,960
  Rockford Public Schools GO, FGIC Insured, Pre-Refunded, 5.25%,
      5/01/22 .................................................................................        1,250,000          1,268,500
      5/01/27 .................................................................................        3,000,000          3,044,400
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%,
      11/15/31 ................................................................................       12,750,000         13,163,355
      11/15/35 ................................................................................       17,600,000         18,059,712
  Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%,
    5/01/34 ...................................................................................        2,100,000          2,160,669
  Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
    MBIA Insured,
      5.375%, 7/01/19 .........................................................................        4,850,000          5,098,174
      5.50%, 7/01/24 ..........................................................................        1,750,000          1,821,033
  Saginaw Valley State University Revenue,
      General, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/19 ....................................        2,195,000          2,305,606
      General, Refunding, AMBAC Insured, 5.25%, 7/01/19 .......................................          345,000            361,391
      Series A, MBIA Insured, 5.125%, 7/01/30 .................................................        4,315,000          4,428,700
  Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
      5.75%, 5/01/21 ..........................................................................        3,575,000          3,643,712
      5.375%, 5/01/26 .........................................................................        1,000,000          1,015,910
  South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 ......................        2,000,000          2,081,420
  South Redford School District GO,
      FGIC Insured, Pre-Refunded, 5.50%, 5/01/22 ..............................................        3,155,000          3,208,667
      School Building and Site, MBIA Insured, 5.00%, 5/01/30 ..................................        6,675,000          6,877,853
  Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 ...........        6,535,000          6,748,106
  Sparta Area Schools GO, School Building and Site, FGIC Insured, 5.00%, 5/01/30 ..............        2,730,000          2,816,186
  St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
    6.40%, 8/01/24 ............................................................................       10,000,000         10,714,900
  Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 ..................        4,715,000          4,886,202
  Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
      5/01/29 .................................................................................        2,900,000          2,988,131
      5/01/34 .................................................................................        3,945,000          4,044,572
  Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 .................        2,595,000          2,674,459
  Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
      5/01/25 .................................................................................        5,925,000          6,313,739
      5/01/30 .................................................................................        4,500,000          4,795,245
  Thornapple Kellogg School GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/23 .................................................................................        4,000,000          4,132,560
      5/01/28 .................................................................................        6,250,000          6,432,500
  Warren Consolidated School District GO, FSA Insured,
      4.875%, 5/01/22 .........................................................................       11,850,000         12,134,874
      5.00%, 5/01/26 ..........................................................................       14,450,000         14,841,450


                                       Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN (CONTINUED)
  Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 .................      $ 2,450,000     $    2,610,892
  Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA Insured,
      5.25%, 12/01/25 .........................................................................       17,000,000         17,856,800
      5.00%, 12/01/30 .........................................................................       10,750,000         11,019,072
  Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
    MBIA Insured, 5.25%, 12/01/18 .............................................................        5,500,000          5,675,450
  Wayne State University Revenue, FGIC Insured, 5.125%, 11/15/29 ..............................       17,900,000         18,571,787
  West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
      5/01/19 .................................................................................        2,100,000          2,275,644
      5/01/20 .................................................................................        2,000,000          2,167,280
  West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 .................        1,400,000          1,470,336
  West Ottawa Public School District GO,
      FGIC Insured, 5.60%, 5/01/21 ............................................................          695,000            706,502
      FGIC Insured, 5.60%, 5/01/26 ............................................................        3,575,000          3,634,166
      FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ..............................................        6,000,000          6,107,340
      School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ...........................        6,025,000          6,180,686
  Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
    1/01/23 ...................................................................................        8,500,000          8,638,805
  Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .......................        9,375,000          9,622,219
  Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ................................       12,550,000         12,800,749
  Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 ......................        5,750,000          5,905,652
  Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 ..............        5,700,000          5,904,516
  Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
    5/01/32 ...................................................................................        6,065,000          6,204,677
  Ypsilanti School District GO, FGIC Insured, Pre-Refunded,
      5.75%, 5/01/20 ..........................................................................        4,700,000          4,790,334
      5.375%, 5/01/26 .........................................................................        6,750,000          6,857,392
  Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, 5.00%,
    9/01/27 ...................................................................................        2,115,000          2,177,625
  Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 ..........................        3,350,000          3,479,109
                                                                                                                     --------------
                                                                                                                      1,276,908,474
                                                                                                                     --------------
  U.S. TERRITORIES 6.6%
  PUERTO RICO 6.6%
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ........................................       20,000,000         20,504,200
      Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ...................................       25,000,000         27,292,250
  Puerto Rico Electric Power Authority Power Revenue,
      Series NN, MBIA Insured, 5.00%, 7/01/32 .................................................       20,800,000         21,385,312
      Series RR, FGIC Insured, 5.00%, 7/01/35 .................................................       14,000,000         14,526,820
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ..................        8,700,000          8,716,269
                                                                                                                     --------------
                                                                                                                         92,424,851
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,307,247,349) ...........................................                       1,369,333,325
                                                                                                                     --------------


116 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.8%
  MUNICIPAL BONDS 1.8%
  MICHIGAN 1.6%
b Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    3.55%, 7/01/33 ............................................................................      $ 1,000,000     $    1,000,000
b Holt Public Schools GO, Refunding, Weekly VRDN and Put, 3.42%, 5/01/30 ......................        7,090,000          7,090,000
b Michigan State University Revenues,
      General, Weekly VRDN and Put, 3.17%, 2/15/34 ............................................        8,350,000          8,350,000
      Series A, Daily VRDN and Put, 3.52%, 8/15/32 ............................................        5,575,000          5,575,000
                                                                                                                     --------------
                                                                                                                         22,015,000
                                                                                                                     --------------
  U.S. TERRITORIES 0.2%
  PUERTO RICO 0.2%
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ..............................        3,000,000          3,000,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $25,015,000) .............................................                          25,015,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $1,332,262,349) 99.6% ...............................................                       1,394,348,325
  OTHER ASSETS, LESS LIABILITIES 0.4% .........................................................                           5,966,764
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $1,400,315,089
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 117

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.8%
  MUNICIPAL BONDS 97.8%
  MINNESOTA 94.8%
  Anoka County Housing and RDA, GO, Housing Development, AMBAC Insured,
      4.875%, 2/01/24 .........................................................................      $ 2,195,000     $    2,251,499
      5.00%, 2/01/34 ..........................................................................        2,000,000          2,051,020
  Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
    FSA Insured, 5.00%, 2/01/20 ...............................................................        6,130,000          6,335,110
  Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services,
    Radian Insured, 5.00%, 9/01/24 ............................................................        2,000,000          2,042,820
  Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
    5.70%, 12/01/17 ...........................................................................          120,000            125,743
  Big Lake ISD No. 727 GO, MBIA Insured, 5.70%, 2/01/21 .......................................        3,085,000          3,125,629
  Bloomington ISD No. 271 GO, Series A, FSA Insured, 5.125%, 2/01/24 ..........................        2,000,000          2,082,960
  Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 ........        1,045,000          1,081,303
  Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ................................        1,000,000          1,052,180
  Buffalo GO, AMBAC Insured, 5.55%, 6/01/17 ...................................................        1,000,000          1,000,000
  Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 .............................        4,255,000          4,360,949
  Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
      5.90%, 9/20/19 ..........................................................................          400,000            420,436
      5.95%, 9/20/29 ..........................................................................        1,275,000          1,335,422
      6.00%, 9/20/34 ..........................................................................        1,000,000          1,048,270
  Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 ...............        2,215,000          2,298,971
  Cambridge ISD No. 911 GO,
      Capital Appreciation, Series B, MBIA Insured, zero cpn., 2/01/30 ........................        2,240,000            668,797
      Series A, MBIA Insured, 4.125%, 2/01/22 .................................................        1,410,000          1,336,666
      Series A, MBIA Insured, 4.25%, 2/01/24 ..................................................        1,235,000          1,181,623
      Series A, MBIA Insured, 4.75%, 2/01/30 ..................................................        2,500,000          2,529,950
  Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ...........................        3,805,000          3,946,394
  Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ............................        1,000,000          1,035,770
  Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 ..............        3,615,000          3,673,599
  Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 ..........        3,010,000          3,045,849
  Columbia Heights ISD No. 013 GO, FSA Insured, 5.50%, 2/01/23 ................................        4,500,000          4,553,505
  Dakota County Housing and RDA, SFMR, GNMA Secured,
      5.75%, 4/01/18 ..........................................................................          236,000            240,253
      5.85%, 10/01/30 .........................................................................          399,000            406,421
  Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ......................................        1,325,000          1,422,600
  Delano ISD No. 879 GO, Refunding, FSA Insured, 4.375%, 2/01/23 ..............................        1,155,000          1,132,836
  Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ...................        3,075,000          3,184,993
  Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
      5.95%, 9/20/29 ..........................................................................        1,700,000          1,779,849
      6.00%, 9/20/34 ..........................................................................        1,480,000          1,548,642
  Eden Prairie MFHR,
      Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ........................        2,000,000          2,035,600
      Parkway Apartments Project, Refunding, Series A, GNMA Secured, 5.80%, 2/20/32 ...........        7,380,000          7,595,275
  Eveleth EDA, GO, Housing Development, MBIA Insured, 5.80%, 7/01/25 ..........................        1,000,000          1,001,630
  Farmington ISD No. 192 GO,
      MBIA Insured, 5.25%, 2/01/24 ............................................................        5,915,000          6,256,828
      School Building, Series B, FSA Insured, 5.00%, 2/01/23 ..................................        3,000,000          3,123,840
      School Building, Series B, FSA Insured, 4.75%, 2/01/27 ..................................       17,075,000         17,311,830


118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
    1/01/26 ...................................................................................      $ 2,180,000     $    2,180,741
  Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 ...................        2,700,000          2,681,856
  Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured, Pre-Refunded,
    5.00%, 11/01/25 ...........................................................................        8,000,000          8,550,400
  Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
      5.60%, 11/20/17 .........................................................................          750,000            772,260
      5.70%, 11/20/32 .........................................................................        3,000,000          3,075,420
  Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 .......................................        3,880,000          4,048,858
  Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
    8/01/27 ...................................................................................        1,085,000          1,154,375
  Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
    MBIA Insured, 5.00%, 2/01/34 ..............................................................        3,285,000          3,403,884
  Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 .........................        4,195,000          4,349,208
  Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ......................................        3,705,000          3,919,112
  Lakeville GO, Capital Improvement Plan, Series A, MBIA Insured, 4.75%, 2/01/30 ..............        2,695,000          2,727,286
  Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ............................       10,180,000         10,546,378
  Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 .......................................        3,240,000          3,377,376
  Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, Pre-Refunded, 5.55%,
    2/01/17 ...................................................................................          280,000            288,504
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ..............................        2,700,000          2,841,777
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
      Series A, AMBAC Insured, 5.20%, 1/01/24 .................................................        5,000,000          5,148,200
      Series A, FGIC Insured, 5.125%, 1/01/31 .................................................        7,000,000          7,191,380
      Series A, FGIC Insured, 5.25%, 1/01/32 ..................................................        7,000,000          7,252,560
      Series C, FGIC Insured, 5.25%, 1/01/26 ..................................................        2,000,000          2,084,780
      Series C, FGIC Insured, 5.25%, 1/01/32 ..................................................        9,000,000          9,343,620
  Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
    BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ...............................................          690,000            816,443
  Minneapolis GO,
      Sports Arena Project, Refunding, 5.125%, 10/01/20 .......................................        8,340,000          8,548,583
      Sports Arena Project, Refunding, 5.20%, 10/01/24 ........................................        3,750,000          3,844,725
      Various Purpose, 5.125%, 12/01/28 .......................................................        3,000,000          3,121,350
  Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
    11/15/34 ..................................................................................       17,260,000         17,783,668
  Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ..................        5,000,000          5,033,650
  Minneapolis Revenue, University Gateway Project, Series A, Pre-Refunded, 5.25%,
    12/01/24 ..................................................................................        3,000,000          3,070,260
  Minneapolis Special School District No. 001 COP,
      Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 .......................................        2,715,000          2,716,602
      Series A, FSA Insured, 5.00%, 2/01/21 ...................................................        1,950,000          2,018,757
  Minnesota Agriculture and Economic Development Board Revenue,
      Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 ..................       14,625,000         15,013,147
      Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
        12/01/22 ..............................................................................        4,870,000          5,025,061
      Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
        5.15%, 12/01/22 .......................................................................          310,000            322,921


                                       Quarterly Statements of Investments | 119

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Minnesota Agriculture and Economic Development Board Revenue, (continued)
      Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..................      $   365,000     $      382,133
      Health Care System, Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...............       17,635,000         18,506,345
  Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
      10/01/25 ................................................................................        1,155,000          1,202,078
      10/01/32 ................................................................................        5,540,000          5,714,565
  Minnesota State HFAR,
      Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 .......................          750,000            754,193
      Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 .......................          230,000            230,692
      Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 .......................          250,000            250,800
      SFM, Series B, 5.00%, 7/01/13 ...........................................................           60,000             61,229
      SFM, Series D, 5.45%, 1/01/26 ...........................................................        2,385,000          2,411,736
      SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ............................................        3,440,000          3,473,712
      SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ............................................          360,000            365,490
  Minnesota State Higher Education Facilities Authority Revenue,
      Bethel, Mandatory Put 4/01/19, Refunding, 5.10%, 4/01/28 ................................        7,700,000          7,770,070
      St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/21 ..........        1,750,000          1,873,743
      St. John's University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/26 ..........        1,500,000          1,606,065
      University of St. Thomas, Series 4-A1, MBIA Insured, Pre-Refunded, 5.625%, 10/01/16 .....        1,000,000          1,006,660
  Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
      5.90%, 10/20/19 .........................................................................        1,750,000          1,838,480
      5.95%, 10/20/29 .........................................................................        5,955,000          6,246,974
  Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 .....................        1,890,000          1,973,028
  New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
      6.05%, 1/01/17 ..........................................................................          440,000            446,512
      6.20%, 1/01/31 ..........................................................................        5,410,000          5,494,991
  Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease Obligation,
    AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 ..............................................        1,230,000          1,311,069
  North St. Paul Maplewood ISD No. 622 GO, Refunding, Series A, 5.125%, 2/01/25 ...............        2,275,000          2,291,721
  Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured, 5.00%,
    1/01/12 ...................................................................................        1,030,000          1,070,170
  Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 .................................        3,000,000          3,111,900
  Park Rapids ISD No. 309 GO,
      MBIA Insured, 4.75%, 2/01/21 ............................................................        2,500,000          2,560,600
      MBIA Insured, 5.00%, 2/01/25 ............................................................        3,000,000          3,091,500
      Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ........................................        1,000,000            983,820
  Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
    3/01/20 ...................................................................................        1,595,000          1,662,405
  Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
      6.25%, 6/01/16 ..........................................................................        1,600,000          1,619,808
      6.125%, 6/01/24 .........................................................................        1,815,000          1,836,381
  Princeton ISD No. 477 GO, Mille Lacs County, FSA Insured, 5.125%, 2/01/24 ...................        1,190,000          1,201,281
  Prior Lake ISD No. 719 GO,
      FGIC Insured, 5.125%, 2/01/19 ...........................................................        1,140,000          1,194,868
      FSA Insured, 5.50%, 2/01/20 .............................................................        2,255,000          2,368,066
      FSA Insured, 5.50%, 2/01/21 .............................................................        2,590,000          2,717,169
      Series C, MBIA Insured, 5.00%, 2/01/21 ..................................................        2,000,000          2,077,100
      Series C, MBIA Insured, 5.00%, 2/01/23 ..................................................        6,025,000          6,244,069


120 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
    5.875%, 1/01/31 ...........................................................................      $ 2,160,000     $    2,228,148
  Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%,
      2/01/21 .................................................................................        3,420,000          3,423,728
      2/01/22 .................................................................................        3,570,000          3,565,823
  Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ..........................        3,000,000          3,156,450
  Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
    11/15/27 ..................................................................................        4,000,000          4,165,680
  Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
      2/01/28 .................................................................................        1,385,000          1,432,104
      2/01/29 .................................................................................        1,455,000          1,503,437
  Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ............................        1,000,000          1,013,290
  Rush City ISD No. 139 GO, School Building, MBIA Insured,
      5.00%, 2/01/21 ..........................................................................        1,680,000          1,774,534
      5.125%, 2/01/26 .........................................................................        4,245,000          4,512,605
  Sartell ISD No. 748 GO, Refunding, Series A, FSA Insured,
      4.125%, 8/01/20 .........................................................................        1,785,000          1,733,610
      4.25%, 2/01/22 ..........................................................................        2,810,000          2,728,454
  Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, FSA Insured, 4.50%,
    2/01/25 ...................................................................................        2,175,000          2,139,809
  Sauk Rapids ISD No. 47 GO,
      School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 .......................        4,500,000          4,710,285
      Series A, MBIA Insured, 5.75%, 2/01/23 ..................................................        2,740,000          2,956,159
      Series A, MBIA Insured, 5.75%, 2/01/26 ..................................................        5,000,000          5,394,450
  Scott County GO, MBIA Insured, 5.00%, 2/01/33 ...............................................        5,555,000          5,703,263
  Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
    5.70%, 2/01/29 ............................................................................        1,380,000          1,460,578
  Scott County Housing and Redevelopment Authority GO,
      River City Centre Project, Series A, FSA Insured, 5.375%, 2/01/27 .......................        1,520,000          1,562,666
      Savage City, Hamilton Apartments Project, AMBAC Insured, 5.70%, 2/01/33 .................        2,285,000          2,335,681
  Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue Balloon,
    River City Centre Project, Series B, AMBAC Insured, 5.50%, 2/01/27 ........................          675,000            692,550
  Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
    River City Centre Project, Series E, FSA Insured, 5.375%, 2/01/25 .........................        1,170,000          1,202,842
  Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
    6.00%, 2/01/28 ............................................................................        2,530,000          2,675,095
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ...............        4,000,000          4,134,960
  Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
    Apartments, Series B, MBIA Insured, 5.75%, 1/01/31 ........................................        2,415,000          2,468,734
  Southern Minnesota Municipal Power Agency Power Supply System Revenue,
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 .............        5,875,000          3,280,130
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 .............       14,035,000          7,441,357
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 .............        4,000,000          1,816,640
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 .............        5,000,000          1,942,300
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 .............        6,600,000          2,428,206
      Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ............       15,935,000          9,382,369
      Series A, MBIA Insured, ETM, 5.75%, 1/01/18 .............................................        1,000,000          1,058,850
  St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 .......................................        2,250,000          2,364,480


                                       Quarterly Statements of Investments | 121

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
    5/01/30 ...................................................................................      $17,785,000     $   19,124,566
  St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC
    Insured, 5.00%, 7/01/15 ...................................................................        1,165,000          1,177,570
  St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding,
    Series A, FGIC Insured, 5.00%, 3/01/22 ....................................................        1,000,000          1,017,080
  St. Michael ISD No. 885 GO,
      FSA Insured, 5.00%, 2/01/23 .............................................................        3,300,000          3,411,342
      School Building, Refunding, FSA Insured, 5.00%, 2/01/24 .................................        4,535,000          4,724,109
      School Building, Series A, FSA Insured, 4.75%, 2/01/29 ..................................        6,550,000          6,620,412
  St. Paul ISD No. 625 GO,
      School Building, Series B, FSA Insured, 4.25%, 2/01/21 ..................................        1,000,000            975,430
      School Building, Series B, FSA Insured, 4.375%, 2/01/22 .................................        1,065,000          1,048,929
      Series C, FSA Insured, 6.00%, 2/01/20 ...................................................        1,600,000          1,688,848
  St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ..............................        6,805,000          6,942,393
  Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 ........................        1,140,000          1,182,362
  Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
      2/01/23 .................................................................................        1,160,000          1,245,446
      2/01/25 .................................................................................        1,300,000          1,395,758
  Washington County GO, Capital Improvement Plan, Series A, 4.75%,
      2/01/22 .................................................................................        3,200,000          3,278,688
      2/01/23 .................................................................................        1,760,000          1,805,320
  Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
    Refunding,
      5.35%, 2/01/22 ..........................................................................        1,000,000          1,023,780
      5.40%, 8/01/27 ..........................................................................        2,015,000          2,065,496
  Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 .............................        2,725,000          2,838,632
  Western Minnesota Municipal Power Agency Revenue,
      MBIA Insured, 5.00%, 1/01/26 ............................................................        8,565,000          8,820,751
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 ......................................        2,745,000          2,803,551
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 ......................................        4,500,000          4,595,985
      Series A, MBIA Insured, 5.00%, 1/01/30 ..................................................        5,200,000          5,328,492
  Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
      2/01/19 .................................................................................        2,000,000          2,083,700
      2/01/22 .................................................................................        2,550,000          2,643,254
      2/01/25 .................................................................................        3,000,000          3,100,950
      2/01/32 .................................................................................        5,415,000          5,559,526
  Worthington ISD No. 518 GO,
      Refunding, Series A, FSA Insured, 4.25%, 2/01/22 ........................................        5,010,000          4,864,610
      Series A, FSA Insured, 5.00%, 2/01/24 ...................................................        5,000,000          5,152,500
                                                                                                                     --------------
                                                                                                                        553,738,374
                                                                                                                     --------------


122 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 3.0%
  PUERTO RICO 2.6%
  Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ...............................................      $ 1,545,000     $    1,639,276
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................          580,000            618,715
      Refunding, FSA Insured, 5.00%, 7/01/23 ..................................................          955,000            989,991
      Refunding, FSA Insured, 5.125%, 7/01/30 .................................................          420,000            434,851
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
    5.00%, 7/01/25 ............................................................................        5,000,000          5,210,850
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .........        1,000,000          1,032,570
  Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
    XLCA Insured, 5.25%, 7/01/25 ..............................................................        2,500,000          2,762,025
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ..................        1,300,000          1,302,431
  Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
      5.50%, 8/01/27 ..........................................................................          625,000            711,525
      ETM, 5.50%, 8/01/27 .....................................................................          375,000            430,830
                                                                                                                     --------------
                                                                                                                         15,133,064
                                                                                                                     --------------
  VIRGIN ISLANDS 0.4%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
      10/01/20 ................................................................................        1,160,000          1,244,727
      10/01/21 ................................................................................        1,000,000          1,071,590
                                                                                                                     --------------
                                                                                                                          2,316,317
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ......................................................................                          17,449,381
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $554,937,778) .............................................                         571,187,755
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 1.1%
  MUNICIPAL BONDS 1.1%
  MINNESOTA 1.1%
a Minneapolis GO,
      Block E Bonds, Series A, Weekly VRDN and Put, 3.33%, 3/01/27 ............................        1,205,000          1,205,000
      Convention Center, Weekly VRDN and Put, 3.33%, 12/01/18 .................................          405,000            405,000
a Minneapolis Housing Development Revenue, One Ten Grant Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, 3.33%, 9/01/08 .......................................................        3,600,000          3,600,000
a Minneapolis State Revenue, Refunding, Weekly VRDN and Daily Put, 3.33%, 12/01/18 ............        1,220,000          1,220,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,430,000) ..............................................                           6,430,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $561,367,778) 98.9% .................................................                         577,617,755
  OTHER ASSETS, LESS LIABILITIES 1.1% .........................................................                           6,595,633
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                        $584,213,388
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 123

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  MUNICIPAL BONDS 98.4%
  MISSOURI 79.8%
  Bi-State Development Agency Missouri Illinois Metropolitan District Revenue, Metrolink Cross
    County Project, Series B, FSA Insured, 5.00%, 10/01/32 ....................................      $ 4,500,000     $    4,627,440
  Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
    10/20/22 ..................................................................................        1,515,000          1,628,837
  Branson Reorganized School District No. R-4 GO, FSA Insured, 5.00%, 3/01/24 .................        4,500,000          4,687,200
  Camdenton Reorganization School District North III Camdenton County COP, FSA Insured,
    5.00%, 3/01/20 ............................................................................        4,860,000          5,088,760
  Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center,
    Series A, 5.50%,
      6/01/27 .................................................................................        6,350,000          6,630,416
      6/01/32 .................................................................................        5,000,000          5,223,800
  Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
    5.30%, 5/15/28 ............................................................................        6,875,000          7,028,862
  Curators of the University of Missouri System Facilities Revenue, System Facilities, Series A,
    5.00%,
      11/01/26 ................................................................................        9,500,000          9,853,210
      11/01/31 ................................................................................       17,845,000         18,287,913
  Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ...........................................        1,000,000          1,029,970
  Florissant COP, FGIC Insured, 5.00%, 8/01/22 ................................................        1,285,000          1,336,644
  Grandview COP, FGIC Insured, 5.00%, 1/01/23 .................................................        2,410,000          2,498,640
  Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 ...........................        1,000,000          1,013,790
  Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured, 6.10%,
    9/20/26 ...................................................................................        1,745,000          1,786,112
  Hazelwood School District GO, Missouri Direct Deposit Page, Series A, FGIC Insured, 5.00%,
    3/01/24 ...................................................................................        3,000,000          3,127,020
  Hickory County School District R-1 Skyline GO, Direct Deposit Program,
      6.05%, 3/01/20 ..........................................................................          800,000            860,688
      Refunding, 6.05%, 3/01/20 ...............................................................          300,000            322,434
  High Ridge Fire Protection District GO, FSA Insured, Pre-Refunded, 5.375%, 11/01/20 .........        1,000,000          1,024,500
  Howard Bend Levee District Special Tax, Pre-Refunded,
      5.65%, 3/01/13 ..........................................................................        1,000,000          1,057,720
      5.85%, 3/01/19 ..........................................................................        4,000,000          4,251,520
  Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
    3/01/20 ...................................................................................        2,000,000          2,109,620
  Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit, Refunding
    and Improvement, FSA Insured, 5.00%, 3/01/21 ..............................................        5,700,000          6,049,410
  Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/27 ....................        3,105,000          3,200,324
  Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
    3/01/20 ...................................................................................        1,025,000          1,100,994
  Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
    AMBAC Insured, 5.00%, 12/01/26 ............................................................        4,500,000          4,636,575
  Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA Insured,
    5.00%, 3/01/25 ............................................................................        1,050,000          1,098,332
  Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
      5.50%, 2/15/29 ..........................................................................        2,000,000          2,053,540
      5.75%, 2/15/35 ..........................................................................        2,500,000          2,640,925


124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Kansas City Sanitary Sewer System Revenue, Series B, MBIA Insured, 5.00%, 1/01/25 ...........      $   620,000     $      647,206
  Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
    Center Project, MBIA Insured, 5.00%, 7/01/27 ..............................................        1,730,000          1,793,872
  Lake of the Ozarks Community Board Corp. Bridge System Revenue,
      Pre-Refunded, 6.25%, 12/01/16 ...........................................................        2,000,000          2,062,960
      Pre-Refunded, 6.40%, 12/01/25 ...........................................................        5,000,000          5,167,950
      Refunding, 5.25%, 12/01/14 ..............................................................          750,000            754,455
      Refunding, 5.25%, 12/01/26 ..............................................................          800,000            754,224
  Lee's Summit IDAR, John Knox Village Project,
      6.55%, 8/15/10 ..........................................................................        1,000,000          1,012,580
      6.625%, 8/15/13 .........................................................................        2,000,000          2,025,920
      5.70%, 8/15/22 ..........................................................................        1,500,000          1,563,585
  Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ...............        1,995,000          2,074,281
  Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
    5.00%, 5/01/34 ............................................................................       24,730,000         25,543,864
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
    Series A, MBIA Insured, 5.00%, 12/01/30 ...................................................        9,500,000          9,765,905
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
    Project, MBIA Insured, 5.00%,
      1/01/28 .................................................................................        5,235,000          5,424,193
      1/01/34 .................................................................................       18,945,000         19,496,110
  Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
    FSA Insured, 6.00%, 3/01/16 ...............................................................        2,220,000          2,225,550
  Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
    4/01/23 ...................................................................................        1,200,000          1,264,704
  Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
    5.125%, 5/01/26 ...........................................................................        3,960,000          4,133,210
  Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
    Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 .............................       10,000,000         10,635,800
  Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
    St. Louis Project, Series A, 5.40%, 9/01/18 ...............................................        7,420,000          7,709,232
  Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
    Paper Product, 5.20%, 3/15/29 .............................................................        3,000,000          3,203,790
  Missouri State Environmental Improvement and Energy Resources Authority PCR, National Rural
    Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ........................        2,100,000          2,117,850
  Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
    Revolving Fund,
      Series A, 7.00%, 10/01/10 ...............................................................          595,000            595,970
      Series A, 6.55%, 7/01/14 ................................................................          890,000            891,486
      Series A, 5.75%, 1/01/16 ................................................................          150,000            151,730
      Series B, 7.125%, 12/01/10 ..............................................................          230,000            230,357
      Series B, 5.80%, 1/01/15 ................................................................          125,000            126,405
      Series B, 6.05%, 7/01/16 ................................................................          485,000            485,858
      Series B, 7.20%, 7/01/16 ................................................................          825,000            827,137
      Series B, 5.50%, 7/01/21 ................................................................          710,000            750,981
      Series B, Pre-Refunded, 5.50%, 7/01/21 ..................................................          730,000            782,604


                                       Quarterly Statements of Investments | 125

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Missouri State GO,
      State Water Pollution Control, Series A, 5.00%, 6/01/26 .................................      $ 3,785,000     $    3,895,976
      Stormwater Control, Series A, 5.00%, 6/01/26 ............................................        1,895,000          1,950,561
  Missouri State HDC,
      MFHR, FHA Insured, 8.50%, 12/01/29 ......................................................           65,000             65,928
      SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ...........................          140,000            142,300
      SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ............................................          275,000            279,939
  Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Maryville University of St. Louis Project, 6.50%, 6/15/22 ...............................        1,750,000          1,859,060
      Maryville University of St. Louis Project, 6.75%, 6/15/30 ...............................        4,500,000          4,822,920
      Washington University, Refunding, Series B, 5.00%, 3/01/30 ..............................       14,000,000         14,372,960
      Washington University, Series A, 5.00%, 11/15/37 ........................................        9,150,000          9,339,588
      Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ...........................       13,550,000         14,731,289
      Webster University, MBIA Insured, 5.30%, 4/01/27 ........................................        8,000,000          8,383,600
  Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      Children's Mercy Hospital, 5.30%, 5/15/28 ...............................................       12,420,000         12,635,860
      Freeman Health Systems Project, 5.25%, 2/15/28 ..........................................        2,750,000          2,758,938
      Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 .....        4,585,000          4,680,460
      Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 .....        4,900,000          5,050,920
      Lake of the Ozarks General Hospital, 6.25%, 2/15/11 .....................................          410,000            417,925
      Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ..........................          330,000            336,574
      Lake Regional Health Systems Project, 5.60%, 2/15/25 ....................................        1,250,000          1,292,475
      Lake Regional Health Systems Project, 5.70%, 2/15/34 ....................................        2,750,000          2,855,463
      Lutheran Senior Services, Refunding, 5.875%, 2/01/23 ....................................        1,000,000          1,030,980
      St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ...............        8,500,000          8,908,595
  Missouri State Health and Educational Facilities Authority Revenue,
      Senior Living Facilities, Lutheran, Refunding, Series B, 5.125%, 2/01/22 ................        2,900,000          2,965,221
      Senior Living Facilities, Lutheran, Refunding, Series B, 5.125%, 2/01/27 ................        2,700,000          2,725,407
      Senior Living Facilities, Lutheran Senior, Series A, 5.00%, 2/01/25 .....................        1,500,000          1,507,230
      Senior Living Facilities, Lutheran Senior, Series A, 5.375%, 2/01/35 ....................        4,655,000          4,759,691
      Series A, 5.00%, 2/15/33 ................................................................       15,125,000         15,530,501
      SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ............       16,385,000         17,653,199
  Missouri State Highways and Transportation Commission State Road Revenue, Series A, 5.00%,
      2/01/21 .................................................................................       10,000,000         10,398,500
      2/01/22 .................................................................................        3,000,000          3,114,960
  Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
    GNMA Secured,
      5.90%, 9/01/25 ..........................................................................        1,420,000          1,453,995
      5.95%, 3/01/28 ..........................................................................        1,005,000          1,029,411
  Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ...................        1,920,000          2,063,117
  North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
      5.00%, 11/15/20 .........................................................................        1,000,000          1,036,430
      5.00%, 11/15/21 .........................................................................        1,000,000          1,038,360
      5.00%, 11/15/22 .........................................................................        1,000,000          1,034,500
      5.00%, 11/15/28 .........................................................................        1,965,000          2,017,760
      5.125%, 11/15/33 ........................................................................        2,755,000          2,861,068


126 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 ........      $ 1,600,000     $    1,659,808
  Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
      5.625%, 8/15/18 .........................................................................        3,000,000          2,870,910
      5.70%, 8/15/28 ..........................................................................        5,250,000          4,852,103
  Springfield Public Building Corp. Leasehold Revenue,
      Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ..............................        2,600,000          2,706,392
      Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 ........        3,230,000          3,508,006
      Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 .........        3,645,000          3,956,465
  Springfield School District No. R 12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ....        1,500,000          1,603,440
  St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
    MBIA Insured, 5.25%, 12/01/28 .............................................................        1,000,000          1,044,020
  St. Louis Airport Revenue,
      Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 .....................        5,000,000          5,130,300
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 .......       18,835,000         20,155,333
      Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 .....................        2,540,000          2,604,033
      Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.00%, 7/01/20 .......        4,245,000          4,420,785
      Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/29 .......        8,320,000          9,428,723
      Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/30 .......        9,090,000         10,316,150
  St. Louis Board of Education GO, Missouri Direct Deposit Program, Series A, MBIA Insured,
    5.00%, 4/01/25 ............................................................................        5,630,000          5,883,012
  St. Louis County IDA, MFHR,
      Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ................................        1,095,000          1,112,531
      South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ..............        1,250,000          1,285,700
  St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
    5.375%, 9/20/31 ...........................................................................        3,310,000          3,474,904
  St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ....................        1,500,000          1,412,925
  St. Louis IDA Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch Project,
    5.875%, 11/01/26 ..........................................................................        1,100,000          1,118,018
  St. Louis Municipal Finance Corp. Leasehold Revenue,
      Carnahan Courthouse, Series A, FGIC Insured, 5.125%, 2/15/27 ............................        4,750,000          4,928,742
      City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ............................        1,000,000          1,088,130
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn.,
      5.30%, 5/15/18 ..........................................................................        3,000,000          3,032,820
      5.40%, 5/15/28 ..........................................................................        1,500,000          1,502,580
  Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
    5.00%, 3/01/20 ............................................................................        1,300,000          1,351,129
  University of Missouri Revenues, System Facilities,
      Pre-Refunded, 5.80%, 11/01/27 ...........................................................        1,000,000          1,039,080
      Refunding, Series B, 5.00%, 11/01/27 ....................................................        7,865,000          8,123,916
  West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
      5.50%, 11/15/12 .........................................................................        1,000,000          1,002,760
      5.60%, 11/15/17 .........................................................................        1,700,000          1,695,393
      5.65%, 11/15/22 .........................................................................        1,500,000          1,458,810
  West Plains Waterworks System Revenue, AMBAC Insured, Pre-Refunded, 5.625%, 3/01/21 .........        1,250,000          1,334,125
                                                                                                                     --------------
                                                                                                                        504,577,669
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 18.6%
  PUERTO RICO 17.8%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
    7/01/26 ...................................................................................      $ 2,785,000     $    3,018,439
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.375%, 7/01/28 .........................................................................        1,975,000          2,034,467
      5.125%, 7/01/31 .........................................................................        5,000,000          5,061,000
      FGIC Insured, 5.50%, 7/01/29 ............................................................        9,315,000         10,541,972
      Pre-Refunded, 5.375%, 7/01/28 ...........................................................        1,025,000          1,105,186
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    5.50%, 7/01/36 ............................................................................       11,750,000         12,419,632
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................        2,500,000          2,718,725
      Series G, 5.00%, 7/01/42 ................................................................        2,500,000          2,495,750
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/31 .............................................................        5,000,000          5,188,200
  Puerto Rico Electric Power Authority Power Revenue,
      Series II, 5.25%, 7/01/31 ...............................................................       10,000,000         10,236,700
      Series NN, 5.125%, 7/01/29 ..............................................................        3,250,000          3,302,845
      Series RR, FGIC Insured, 5.00%, 7/01/35 .................................................        9,405,000          9,758,910
  Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 .................................           40,000             40,017
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
      7/01/22 .................................................................................        2,500,000          2,546,050
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .........        8,000,000          8,260,560
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ....................................................        2,150,000          2,229,271
      Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................        5,885,000          6,366,628
      Series I, 5.375%, 7/01/34 ...............................................................       10,000,000         10,462,400
      Series I, 5.00%, 7/01/36 ................................................................       14,450,000         14,468,496
                                                                                                                     --------------
                                                                                                                        112,255,248
                                                                                                                     --------------
  VIRGIN ISLANDS 0.8%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.40%, 10/01/12 .........................................................................        2,500,000          2,596,150
      5.50%, 10/01/22 .........................................................................        2,500,000          2,579,150
                                                                                                                     --------------
                                                                                                                          5,175,300
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ......................................................................                         117,430,548
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $600,256,850) .............................................                         622,008,217
                                                                                                                     --------------


128 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  MISSOURI 0.2%
a Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
    Washington University, Series B, Daily VRDN and Put, 3.53%, 2/15/33 .......................      $   900,000     $      900,000
a Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.52%,
      6/01/19 .................................................................................          300,000            300,000
                                                                                                                     --------------
                                                                                                                          1,200,000
                                                                                                                     --------------
  U.S. TERRITORIES 0.1%
  PUERTO RICO 0.1%
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ..............................          500,000            500,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,700,000) ..............................................                           1,700,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $601,956,850) 98.7% .................................................                         623,708,217
  OTHER ASSETS, LESS LIABILITIES 1.3% .........................................................                           8,074,848
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $  631,783,065
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 129

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  DELAWARE 1.3%
  Delaware River and Bay Authority Revenue,
       MBIA Insured, 5.00%, 1/01/27 ...........................................................    $     10,000,000  $   10,275,700
       Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ..................................           4,000,000       4,309,800
                                                                                                                     --------------
                                                                                                                         14,585,500
                                                                                                                     --------------
  NEW JERSEY 73.7%
  Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 ...............................           4,100,000       4,231,897
  Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 ........................           1,000,000       1,009,920
  Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
     MBIA Insured, ETM, 7.40%, 7/01/16 ........................................................           9,500,000      11,522,360
  Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
     of Education Project, 5.00%, 4/01/32 .....................................................           3,400,000       3,519,952
  Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 ..........................          10,038,000      10,424,463
  Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ........................           1,975,000       2,010,115
  Branchburg Township Board of Education GO, FGIC Insured, Pre-Refunded, 5.00%,
       7/15/27 ................................................................................           1,300,000       1,376,752
       7/15/28 ................................................................................           1,365,000       1,445,590
       7/15/29 ................................................................................           1,440,000       1,525,018
  Camden County Improvement Authority Health System Revenue, Catholic Health East,
     Series B, AMBAC Insured, 5.00%, 11/15/28 .................................................          11,600,000      11,849,168
  Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
     Series A, MBIA Insured, 6.80%, 3/01/21 ...................................................           5,400,000       6,807,672
  Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 .................           1,155,000       1,234,707
  East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
       6/15/23 ................................................................................           1,200,000       1,259,040
       6/15/24 ................................................................................           1,385,000       1,453,142
       6/15/25 ................................................................................           1,465,000       1,537,078
  Egg Harbor Township School District GO,
       FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ............................................           4,870,000       5,225,948
       MBIA Insured, 5.00%, 4/01/29 ...........................................................           3,195,000       3,326,602
       MBIA Insured, 5.00%, 4/01/30 ...........................................................           3,027,000       3,147,202
  Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
     2/15/30 ..................................................................................           1,500,000       1,581,930
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
     Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
       Series A, 6.85%, 12/01/29 ..............................................................           1,375,000       1,490,706
       Series B, 7.00%, 12/01/29 ..............................................................           1,250,000       1,356,988
  Hammonton School District GO, FGIC Insured, 5.00%,
       8/01/26 ................................................................................           1,155,000       1,196,996
       8/01/27 ................................................................................           1,215,000       1,258,509
  Higher Education Student Assistance Authority Student Loan Revenue, Series A,
     MBIA Insured, 6.15%, 6/01/19 .............................................................           1,390,000       1,411,406
  Highland Park School District GO, Refunding, MBIA Insured, 5.125%, 2/15/25 ..................           7,120,000       7,227,370
  Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 .........................           4,315,000       4,493,727
  Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
     5/01/27 ..................................................................................           3,600,000       3,912,876
  Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
     Series A, 6.125%, 1/01/29 ................................................................           6,510,000       6,466,383


130 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  Jackson Township School District GO, FGIC Insured, Pre-Refunded, 5.00%, 4/15/25 .............    $      3,000,000  $    3,187,440
  Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ........................           1,000,000       1,076,030
  Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
     Trenton Guaranteed, MBIA Insured, Pre-Refunded,
       6.00%, 4/01/29 .........................................................................           1,750,000       1,908,655
       5.80%, 4/01/35 .........................................................................           2,520,000       2,730,647
  Middlesex County COP, MBIA Insured,
       5.00%, 8/01/31 .........................................................................           3,250,000       3,325,335
       zero cpn., 6/15/24 .....................................................................           1,000,000         431,270
  Middlesex County Improvement Authority Revenue, Administration Building Residential
     Project, FNMA Insured,
       5.25%, 7/01/21 .........................................................................             750,000         786,315
       5.35%, 7/01/34 .........................................................................           1,575,000       1,639,402
  Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
       8/01/24 ................................................................................           4,295,000       4,404,651
       8/01/25 ................................................................................               5,000           5,128
  Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
     Pre-Refunded, 5.00%, 2/01/26 .............................................................           1,000,000       1,054,210
  Mount Olive Township Board of Education GO, MBIA Insured, 5.00%, 7/15/29 ....................           7,875,000       8,177,715
  New Jersey EDA, PCR, Jersey Central Power and Light, 7.10%, 7/01/15 .........................             550,000         554,125
  New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Refunding, Series B,
     6.20%, 12/01/07 ..........................................................................           1,515,000       1,530,453
  New Jersey EDA Lease Revenue, International Center for Public Health Project, University
     of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .................................           5,000,000       5,376,750
  New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24 ..........................................................           5,000,000       5,215,750
       Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16 ....           2,500,000       2,610,900
       Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ...................           5,110,000       5,400,963
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ................          12,500,000      12,970,125
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ................          10,000,000      10,314,500
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ......................          21,740,000      22,294,153
       School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/15/21 ..          14,000,000      14,814,660
       School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .................          16,500,000      16,672,095
       School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ..................          12,000,000      12,420,000
       School Facilities Construction, Series O, 5.125%, 3/01/28 ..............................           5,000,000       5,201,400
       School Facilities Construction, Series P, 5.00%, 9/01/30 ...............................           3,250,000       3,331,965
       School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 .................           5,480,000       5,680,678
       Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded,
         5.25%, 5/01/17 .......................................................................           5,000,000       5,210,050
       Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded,
         5.00%, 5/01/18 .......................................................................           2,000,000       2,070,380
  New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%,
     9/01/16 ..................................................................................           1,640,000       1,648,840
  New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
     AMBAC Insured, 5.75%, 3/15/20 ............................................................           4,605,000       4,707,231
  New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
     Series A, MBIA Insured, 5.80%, 3/01/24 ...................................................           1,000,000       1,032,420
  New Jersey Health Care Facilities Financing Authority Department of Human Services
     Revenue, Greystone Park Psychiatric Hospital, AMBAC Insured, 5.00%, 9/15/27 ..............           5,000,000       5,176,050


                                       Quarterly Statements of Investments | 131

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey Health Care Facilities Financing Authority Revenue,
       Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ................................    $      5,000,000  $    5,239,400
       Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 .......................           7,500,000       7,625,625
       Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ......................................           5,725,000       5,875,682
       Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 .....................           5,000,000       5,187,600
       East Orange General Hospital, Series B, 7.75%, 7/01/20 .................................           4,285,000       4,287,785
       Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 .......................................           9,275,000       9,481,369
       Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ...................................           3,220,000       3,387,279
       Hackensack University Medical Center, 6.00%, 1/01/34 ...................................          10,000,000      10,541,000
     a Holy Name Hospital, 5.00%, 7/01/36 .....................................................           5,000,000       4,984,350
       Holy Name Hospital, Refunding, 6.00%, 7/01/25 ..........................................           3,000,000       3,110,730
       Holy Name Hospital, Refunding, AMBAC Insured, 5.25%, 7/01/20 ...........................           3,000,000       3,102,180
       Hunterdon Medical Center, Series A, 5.125%, 7/01/35 ....................................           2,000,000       2,027,420
       Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ..............................           7,000,000       7,133,210
       JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ...................           7,855,000       8,028,281
       Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 ............           7,000,000       7,146,020
       Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 .................           6,500,000       6,819,085
       Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ..................          20,000,000      20,774,800
       Pascack Valley Hospital Assn., 5.125%, 7/01/28 .........................................           3,900,000       3,494,985
       Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ................................           5,000,000       5,308,300
       Somerset Medical Center, 5.75%, 7/01/28 ................................................          11,000,000      11,384,010
       South Jersey Hospital, 5.875%, 7/01/21 .................................................          10,000,000      10,415,800
       South Jersey Hospital, 6.00%, 7/01/32 ..................................................          18,600,000      19,493,544
       Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ............................           2,000,000       2,032,080
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
         7/01/16 ..............................................................................           1,000,000       1,021,320
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
         7/01/26 ..............................................................................           1,000,000       1,021,500
       St. Peters University Hospital, Series A, 6.875%, 7/01/30 ..............................           1,500,000       1,625,925
  New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 .......           5,000,000       5,157,100
  New Jersey State Educational Facilities Authority Revenue,
       Capital Improvement Funding Project, Series A, FSA Insured, 5.00%, 9/01/20 .............           8,000,000       8,223,760
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 .............................................           6,615,000       7,066,275
       Kean University, Series B, MBIA Insured, 5.00%, 7/01/30 ................................           5,240,000       5,445,827
       Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 ................................          10,000,000      10,275,300
       Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 .....................           5,000,000       5,132,600
       Princeton University, Refunding, Series A, 5.00%, 7/01/30 ..............................           5,000,000       5,191,900
       Princeton University, Refunding, Series D, 5.00%, 7/01/29 ..............................           1,000,000       1,037,610
       Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/25 ..................           1,000,000       1,030,190
       Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/31 ..................           1,500,000       1,539,780
       Ramapo College of New Jersey, Series D, MBIA Insured, 5.00%, 7/01/36 ...................           5,000,000       5,188,200
       Ramapo College of New Jersey, Series E, FGIC Insured, 5.00%, 7/01/34 ...................           2,000,000       2,062,900
       Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ...........           3,370,000       3,486,636


132 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  New Jersey State Educational Facilities Authority Revenue, (continued)
       Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ...................    $      1,755,000  $    1,825,024
       Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ...............................           2,000,000       2,052,560
       Rowan University, Series E, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/26 ................           9,810,000       9,925,267
       Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ...............................           1,000,000       1,032,710
       Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ...............................           1,000,000       1,027,340
       Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 .................           1,870,000       1,927,315
       Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ..............................           1,100,000       1,125,586
       Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ..............................           1,575,000       1,587,631
       University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .............           2,700,000       2,766,177
  New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
     1/01/10 ..................................................................................           5,000,000       5,307,000
  New Jersey State Housing and Mortgage Finance Agency MFHR,
       Series A1, FSA Insured, 6.35%, 11/01/31 ................................................           2,000,000       2,091,540
       Series B, FSA Insured, 6.25%, 11/01/26 .................................................           1,480,000       1,546,852
       Series D, FSA Insured, 5.50%, 5/01/22 ..................................................             865,000         881,141
       Series E1, FSA Insured, 5.70%, 5/01/20 .................................................           2,790,000       2,902,549
       Series E1, FSA Insured, 5.75%, 5/01/25 .................................................           1,295,000       1,344,210
  New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
       Series CC, MBIA Insured, 5.875%, 10/01/31 ..............................................           1,355,000       1,360,894
       Series U, MBIA Insured, 5.85%, 4/01/29 .................................................           4,275,000       4,380,678
  New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
     Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ...................................           2,000,000       2,144,460
a New Jersey State Transportation Trust Fund Authority Revenue,
       Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
         12/15/33 .............................................................................          10,000,000       2,568,000
       Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...........          10,000,000      10,608,500
       Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 ...........................           7,000,000       7,315,350
  New Jersey State Turnpike Authority Turnpike Revenue,
       Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
         5.15% thereafter, 1/01/35 ............................................................           7,500,000       4,965,825
       Series A, AMBAC Insured, 5.00%, 1/01/30 ................................................          13,500,000      13,937,535
       Series A, FGIC Insured, 5.00%, 1/01/27 .................................................           6,500,000       6,734,585
       Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...................................           7,500,000       7,977,675
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...................................          16,300,000      17,284,031
       Series C, FSA Insured, 5.00%, 1/01/35 ..................................................          22,675,000      23,424,409
  Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
       5.00%, 1/01/26 .........................................................................           3,245,000       3,371,263
       5.50%, 1/01/27 .........................................................................           3,240,000       3,512,873
       5.50%, 1/01/28 .........................................................................           2,000,000       2,156,320
       5.00%, 1/01/34 .........................................................................          29,155,000      30,024,111
       5.00%, 1/01/37 .........................................................................           3,965,000       4,075,505
  North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%,
     2/01/15 ..................................................................................           2,000,000       2,036,500
  North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
       8/01/22 ................................................................................           1,000,000       1,031,540
       8/01/31 ................................................................................           1,000,000       1,025,490


                                       Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW JERSEY (CONTINUED)
  North Plainfield Board of Education GO, FSA Insured, Pre-Refunded, 4.875%, 8/15/25 ..........    $      1,020,000  $    1,072,663
  Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
       4/01/21 ................................................................................           2,155,000       2,275,637
       4/01/22 ................................................................................           2,142,000       2,261,909
  Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
     AMBAC Insured, 5.00%, 5/01/35 ............................................................           8,045,000       8,265,755
  Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
     Project, Series A, FSA Insured, 5.00%, 4/15/35 ...........................................           1,375,000       1,413,569
  Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC
     Insured, 5.75%, 12/01/22 .................................................................           8,925,000       9,563,851
  Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 .................................           1,000,000       1,027,870
  South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
     5.50%, 8/01/24 ...........................................................................           1,720,000       1,749,532
  South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
     5.00%, 11/01/29 ..........................................................................          12,000,000      12,328,440
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding, 6.00%,
     6/01/37 ..................................................................................          13,000,000      13,631,410
  Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin, Refunding,
     Series A, AMBAC Insured, 5.35%, 6/01/23 ..................................................           2,620,000       2,697,997
  University of Medicine and Dentistry COP,
       AMBAC Insured, 5.00%, 4/15/32 ..........................................................           4,625,000       4,746,221
       MBIA Insured, 5.00%, 6/15/29 ...........................................................           2,090,000       2,152,637
       MBIA Insured, 5.00%, 6/15/36 ...........................................................          15,000,000      15,368,400
       Series A, MBIA Insured, 5.00%, 9/01/22 .................................................           1,700,000       1,776,041
  University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
       12/01/24 ...............................................................................           2,500,000       2,595,300
       12/01/31 ...............................................................................          29,395,000      30,263,916
  Upper Freehold Regional School District GO, MBIA Insured, 5.00%, 2/15/35 ....................           8,730,000       9,059,208
  Washington Township Board of Education GO, Mercer County, FGIC Insured, Pre-Refunded,
     5.00%, 1/01/28 ...........................................................................           4,497,000       4,765,561
  West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
     10/01/29 .................................................................................           2,000,000       2,136,260
  Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ........................................           1,220,000       1,262,151
                                                                                                                     --------------
                                                                                                                        825,343,935
                                                                                                                     --------------
  NEW YORK 4.3%
  Port Authority of New York and New Jersey Revenue,
       120th Series, MBIA Insured, 5.50%, 10/15/35 ............................................           5,000,000       5,146,850
       121st Series, MBIA Insured, 5.375%, 10/15/35 ...........................................           3,000,000       3,094,080
       Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ...............................           2,500,000       2,549,250
       Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 ................................          23,950,000      24,794,238
       Consolidated, Refunding, 135th Series, XLCA Insured, 5.00%, 9/15/29 ....................           3,900,000       4,043,247
  Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
     International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ................................           8,000,000       8,361,920
                                                                                                                     --------------
                                                                                                                         47,989,585
                                                                                                                     --------------


134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA 1.7%
    Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
     FSA Insured, 5.75%,
       1/01/22 ................................................................................    $      8,500,000  $    9,033,970
       1/01/26 ................................................................................          10,000,000      10,617,900
                                                                                                                     --------------
                                                                                                                         19,651,870
                                                                                                                     --------------
  U.S. TERRITORIES 17.2%
  PUERTO RICO 16.1%
  Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................          13,655,000      14,566,471
       Refunding, FSA Insured, 5.125%, 7/01/30 ................................................           8,350,000       8,645,256
       Series A, 5.00%, 7/01/29 ...............................................................          10,000,000      10,039,200
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................           3,000,000       3,201,870
       Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................          11,555,000      12,332,536
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................          10,000,000      10,963,800
       Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................           5,000,000       5,437,450
       Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................           5,000,000       5,403,750
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 .....................................................................           1,000,000       1,068,190
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................          13,000,000      13,400,400
  Puerto Rico Electric Power Authority Power Revenue,
       Series II, 5.25%, 7/01/31 ..............................................................          18,000,000      18,426,060
       Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................          40,940,000      42,480,572
  Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 .................................             925,000         925,398
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ................           1,000,000       1,018,380
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ...................................................           6,830,000       7,081,822
       Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................          18,170,000      19,657,032
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ...............................................           5,000,000       5,297,500
                                                                                                                     --------------
                                                                                                                        179,945,687
                                                                                                                     --------------
  VIRGIN ISLANDS 1.1%
  Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........................           5,000,000       5,084,750
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .....................           2,500,000       2,585,875
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................           3,045,000       3,145,485
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................           2,000,000       2,063,320
                                                                                                                     --------------
                                                                                                                         12,879,430
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ......................................................................                         192,825,117
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,054,554,529) ...........................................                       1,100,396,007
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 135

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  NEW JERSEY 0.0% b
c New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
     Daily VRDN and Put, 3.45%, 7/01/21 .......................................................    $        500,000  $      500,000
                                                                                                                     --------------
  NEW YORK 0.7%
c Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
     Structure, Series 2, Daily VRDN and Put, 3.56%, 5/01/19 ..................................           8,000,000       8,000,000
                                                                                                                     --------------
  U.S. TERRITORIES 0.1%
  PUERTO RICO 0.1%
c Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 3.16%, 12/01/15 .......................................             600,000         600,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $9,100,000) ..............................................                           9,100,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $1,063,654,529) 99.0% ...............................................                       1,109,496,007
  OTHER ASSETS, LESS LIABILITIES 1.0% .........................................................                          10,873,338
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $1,120,369,345
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


136 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.3%
  MUNICIPAL BONDS 97.3%
  NORTH CAROLINA 78.2%
  Appalachian State University Revenue,
       Refunding, MBIA Insured, 5.00%, 7/15/30 ................................................    $      2,000,000  $    2,073,980
       Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ...............           3,000,000       3,073,170
  Asheville Water System Revenue,
       FGIC Insured, Pre-Refunded, 5.70%, 8/01/25 .............................................           4,000,000       4,093,080
       FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ..............................................           1,000,000       1,057,090
  Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
     6/01/26 ..................................................................................           1,000,000       1,070,990
  Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
       4/01/27 ................................................................................           1,500,000       1,556,910
       4/01/28 ................................................................................           1,750,000       1,810,550
  Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 ...........................................           1,000,000       1,046,560
  Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
     Pre-Refunded, 5.00%, 7/01/29 .............................................................           5,000,000       5,237,600
  Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 .........           5,115,000       5,310,086
  Charlotte Airport Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/29 .................................................           5,000,000       5,153,850
       Series A, MBIA Insured, 5.00%, 7/01/34 .................................................           9,130,000       9,379,797
       Series B, MBIA Insured, 6.00%, 7/01/24 .................................................           4,000,000       4,269,200
       Series B, MBIA Insured, 6.00%, 7/01/28 .................................................           6,300,000       6,716,430
  Charlotte COP,
       Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ............................           7,230,000       7,868,337
       Governmental Facilities Projects, Series G, 5.00%, 6/01/28 .............................           3,000,000       3,081,840
       Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ...................................          15,000,000      15,337,800
  Charlotte GO, Series C, 5.00%, 7/01/27 ......................................................           2,010,000       2,089,877
  Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 6/01/25 ................................           1,000,000       1,038,810
  Charlotte Water and Sewer GO, Pre-Refunded, 5.00%, 2/01/21 ..................................           4,000,000       4,161,800
  Charlotte Water and Sewer System Revenue,
       5.125%, 6/01/26 ........................................................................           6,000,000       6,252,480
       Pre-Refunded, 5.25%, 6/01/24 ...........................................................           3,000,000       3,160,800
       Pre-Refunded, 5.25%, 6/01/25 ...........................................................           3,950,000       4,212,280
  Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare
     System, Refunding, Series A,
       5.125%, 1/15/22 ........................................................................           8,000,000       8,209,600
       5.00%, 1/15/31 .........................................................................           5,000,000       5,087,800
  Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
     Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ..................................           1,450,000       1,499,517
  Concord COP, Series B, MBIA Insured, Pre-Refunded,
       5.75%, 6/01/16 .........................................................................           1,475,000       1,504,500
       6.125%, 6/01/21 ........................................................................           2,180,000       2,223,600
  Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
     12/01/18 .................................................................................           3,000,000       3,097,560
  Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
     Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 .......................................           5,000,000       5,430,050
  Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
     Pre-Refunded, 5.25%, 10/01/29 ............................................................           5,250,000       5,546,730


                                       Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Dare County COP,
       AMBAC Insured, 5.125%, 6/01/21 .........................................................    $        650,000  $      690,944
       AMBAC Insured, 5.00%, 6/01/23 ..........................................................           3,000,000       3,117,810
       AMBAC Insured, 5.00%, 6/01/29 ..........................................................           5,295,000       5,471,006
       FGIC Insured, 5.00%, 6/01/23 ...........................................................           2,655,000       2,774,209
  Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 .......................           1,670,000       1,739,923
  Durham County GO, Public Improvement, 5.00%, 6/01/22 ........................................           2,000,000       2,092,560
  Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ..........................................           1,250,000       1,293,488
  Gastonia Combined Utilities System Revenue,
       FSA Insured, 5.00%, 5/01/25 ............................................................           1,000,000       1,031,520
       MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ............................................           1,000,000       1,078,790
  Greensboro Enterprise System Revenue, Series A, 5.125%,
       6/01/21 ................................................................................             390,000         409,137
       6/01/22 ................................................................................             350,000         366,608
  Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 .........           1,320,000       1,320,673
  Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
       5.45%, 11/01/33 ........................................................................           4,000,000       4,015,280
       Refunding, 6.45%, 11/01/29 .............................................................           3,900,000       4,099,056
  Harnett County COP, FSA Insured, 5.125%, 12/01/23 ...........................................           1,000,000       1,057,590
  Haywood County Industrial Facilities and PCFA, Environmental Improvement Revenue,
     Champion International Corp. Project, 6.25%, 9/01/25 .....................................           2,000,000       2,026,260
  Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21 ........           1,000,000       1,044,400
  High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ................          11,000,000      11,396,550
  Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 .........................           3,000,000       3,065,550
  New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%, 12/01/22 .........           5,000,000       5,234,050
  North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
       Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...........           3,000,000       3,067,620
       Meredith College, AMBAC Insured, 4.875%, 6/01/24 .......................................           1,000,000       1,021,940
  North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 6.50%, 1/01/18 ....................................................           3,000,000       3,474,750
       Refunding, Series A, 5.75%, 1/01/26 ....................................................          10,000,000      10,561,100
       Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 .....................................          11,555,000      12,100,627
       Series B, MBIA Insured, Pre-Refunded, 5.875%, 1/01/21 ..................................           5,000,000       5,162,550
       Series D, 6.75%, 1/01/26 ...............................................................           5,000,000       5,458,300
  North Carolina Educational Facilities Finance Agency Revenue, Duke University Project,
     Series A, 5.25%, 7/01/42 .................................................................          10,000,000      10,402,500
  North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 ..........................................             285,000         287,138
  North Carolina HFAR,
       MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ......................           1,995,000       2,026,321
       MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .................................           2,435,000       2,450,730
       MF, Refunding, Series J, 5.45%, 7/01/17 ................................................           1,840,000       1,884,326
       Refunding, Series F, 6.70%, 1/01/27 ....................................................           2,210,000       2,212,144
       SF, Refunding, Series DD, 6.20%, 9/01/27 ...............................................             995,000       1,000,443
       SF, Series JJ, 6.45%, 9/01/27 ..........................................................           1,610,000       1,647,207
       SFR, Series RR, 5.85%, 9/01/28 .........................................................           2,185,000       2,212,291


138 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  North Carolina Medical Care Commission Health Care Facilities Revenue,
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ..............    $      1,000,000  $    1,029,910
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ..............           5,500,000       5,625,125
       Refunding, FGIC Insured, 5.00%, 1/01/33 ................................................          10,000,000      10,280,400
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ....................             630,000         659,339
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ....................           1,220,000       1,272,399
       Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ........................................           4,205,000       4,296,080
  North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
     Series C, AMBAC Insured, 5.00%, 11/15/18 .................................................           2,500,000       2,583,250
  North Carolina Medical Care Commission Hospital Revenue,
       Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ..............................           1,940,000       2,005,941
       Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ....................           1,920,000       2,084,160
       Halifax Regional Medical Center Project, 5.00%, 8/15/24 ................................           1,800,000       1,593,054
       Mission St. Joseph's Health System Project, MBIA Insured, 5.125%, 10/01/28 .............           5,000,000       5,109,050
       Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ...............................           1,580,000       1,660,596
       Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ..................................           2,780,000       2,858,313
       Southeastern Regional Medical Center, 6.25%, 6/01/29 ...................................           4,000,000       4,205,080
       Southeastern Regional Medical Center, 5.375%, 6/01/32 ..................................           3,500,000       3,597,370
       Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ...............           1,090,000       1,105,892
       Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ....................          10,825,000      11,231,046
       Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 ...........           5,000,000       5,125,600
  North Carolina Medical Care Commission Revenue,
       Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ...................................           4,500,000       4,673,520
       Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ...............................           7,110,000       7,347,118
       Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 .............................          12,355,000      12,647,319
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
     MBIA Insured,
       5.25%, 1/01/19 .........................................................................           5,000,000       5,301,600
       5.00%, 1/01/20 .........................................................................           2,000,000       2,050,500
  North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
     5.00%, 6/01/33 ...........................................................................           1,500,000       1,543,635
  North Carolina State Education Assistance Authority Revenue, Guaranteed, Student Loan,
     sub. lien, Series C, 6.35%, 7/01/16 ......................................................           4,500,000       4,594,770
  Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 .........................................           1,400,000       1,439,900
  Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
     6.00%, 7/01/24 ...........................................................................           5,745,000       6,183,516
  Pitt County COP,
       MBIA Insured, Pre-Refunded, 5.85%, 4/01/17 .............................................           5,055,000       5,245,472
       School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 .......................           1,670,000       1,757,575
       School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29 .....................           2,500,000       2,584,825
       School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 .......................           1,000,000       1,054,660
  Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/31 ..................................          10,360,000      10,694,628
  Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 ........................           6,070,000       6,280,811
  Raleigh Durham Airport Authority Airport Revenue, Series A,
       AMBAC Insured, 5.00%, 5/01/30 ..........................................................          14,060,000      14,518,497
       FGIC Insured, 5.00%, 11/01/25 ..........................................................           6,480,000       6,673,234
       FGIC Insured, 5.00%, 11/01/31 ..........................................................           8,000,000       8,200,880


                                       Quarterly Statements of Investments | 139

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA (CONTINUED)
  Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ..............................    $      5,500,000  $    5,871,965
  Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project, Refunding,
     6.40%, 12/01/06 ..........................................................................           1,750,000       1,773,100
  University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
     6/01/27 ..................................................................................           1,200,000       1,237,536
  University of North Carolina at Wilmington COP, Student Housing Project, FGIC Insured,
     5.00%,
       6/01/26 ................................................................................           1,655,000       1,722,325
       6/01/27 ................................................................................           1,740,000       1,807,947
       6/01/29 ................................................................................           1,915,000       1,983,557
       6/01/37 ................................................................................           7,850,000       8,092,800
  University of North Carolina Greensboro Revenue,
       Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 ........           2,040,000       2,224,946
       Series A, FSA Insured, 5.00%, 4/01/26 ..................................................           4,940,000       5,121,298
  University of North Carolina System Pool Revenue,
       AMBAC Insured, 5.00%, 4/01/29 ..........................................................           2,500,000       2,579,825
       Series A, AMBAC Insured, 5.00%, 4/01/27 ................................................           2,100,000       2,174,613
  University of North Carolina University Revenues,
       5.00%, 12/01/28 ........................................................................           1,000,000       1,035,340
       General, Refunding, Series A, 5.00%, 12/01/34 ..........................................          12,460,000      12,907,563
       Series A, 5.00%, 12/01/25 ..............................................................           4,000,000       4,142,680
  Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project,
     Refunding, 5.375%, 2/01/17 ...............................................................           8,000,000       8,387,360
  Wilkes County COP, Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ...............           1,000,000       1,066,900
  Wilmington COP,
       AMBAC Insured, 5.00%, 9/01/29 ..........................................................           1,000,000       1,031,260
       Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 .....................................           5,310,000       5,468,875
  Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ...........           8,565,000       8,833,941
  Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/20 .................           2,500,000       2,679,375
                                                                                                                     --------------
                                                                                                                        499,206,336
                                                                                                                     --------------
  U.S. TERRITORIES 19.1%
  PUERTO RICO 18.5%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.50%, 5/15/39 ................................................................           7,000,000       7,170,590
  Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................           4,805,000       5,125,734
       Refunding, FSA Insured, 5.125%, 7/01/30 ................................................           3,445,000       3,566,815
       Series A, 5.375%, 7/01/28 ..............................................................           4,925,000       5,073,292
       Series A, 5.125%, 7/01/31 ..............................................................           3,265,000       3,304,833
       Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................           5,000,000       5,336,450
       Series A, Pre-Refunded, 5.375%, 7/01/28 ................................................           2,405,000       2,593,143
       Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................           1,000,000       1,066,750
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series D, FSA Insured, 5.00%, 7/01/32 .......................................           5,000,000       5,126,050
       Refunding, Series H, 5.00%, 7/01/35 ....................................................           4,280,000       4,284,879
       Series A, MBIA Insured, 5.00%, 7/01/38 .................................................           2,000,000       2,039,340
       Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................           5,000,000       5,437,450
       Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................           3,000,000       3,242,250


140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................    $      9,000,000  $    9,277,200
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ............................................................          12,500,000      12,970,500
  Puerto Rico Electric Power Authority Power Revenue,
       Series II, 5.25%, 7/01/31 ..............................................................           6,000,000       6,142,020
       Series NN, MBIA Insured, 5.00%, 7/01/32 ................................................           5,000,000       5,140,700
       Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................           8,000,000       8,301,040
       Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................           1,000,000       1,030,110
  Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 .................................              60,000          60,026
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .........           6,635,000       6,851,102
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ...................................................           1,790,000       1,855,997
       Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................           5,210,000       5,636,387
       Series I, 5.00%, 7/01/36 ...............................................................           2,405,000       2,408,078
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 .............................................................           5,000,000       5,336,950
                                                                                                                     --------------
                                                                                                                        118,377,686
                                                                                                                     --------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%, 10/01/18 ........................................................................           2,000,000       2,066,000
       5.625%, 10/01/25 .......................................................................           1,575,000       1,625,982
                                                                                                                     --------------
                                                                                                                          3,691,982
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ......................................................................                         122,069,668
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $600,148,664) .............................................                         621,276,004
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 0.8%
  MUNICIPAL BONDS 0.8%
  NORTH CAROLINA 0.8%
a North Carolina State GO,
       Refunding, Series B, Weekly VRDN and Put, 3.20%, 6/01/19 ...............................           3,600,000       3,600,000
       Series G, Weekly VRDN and Put, 3.20%, 5/01/21 ..........................................           1,500,000       1,500,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,100,000) ..............................................                           5,100,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $605,248,664) 98.1% .................................................                         626,376,004
  OTHER ASSETS, LESS LIABILITIES 1.9% .........................................................                          12,084,672
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $  638,460,676
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 141

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 100.3%
  MUNICIPAL BONDS 100.3%
  OHIO 97.8%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
     Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 .................................    $      5,000,000  $    5,169,450
  Akron GO, Improvement, FGIC Insured, 5.00%,
       12/01/20 ...............................................................................           2,150,000       2,248,277
       12/01/21 ...............................................................................           2,255,000       2,356,610
       12/01/22 ...............................................................................           1,185,000       1,234,545
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
       12/01/22 ...............................................................................           2,460,000       2,562,853
       12/01/24 ...............................................................................           3,200,000       3,319,296
       12/01/33 ...............................................................................           8,005,000       8,231,381
  Akron Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.55%, 12/01/16 .....................           3,660,000       3,732,029
  Anthony Wayne Local School District GO,
       Refunding, FSA Insured, 5.00%, 12/01/24 ................................................           3,200,000       3,305,536
       School Facilities Construction and Improvement, FSA Insured, 5.125%, 12/01/30 ..........           2,535,000       2,616,272
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
         12/01/21 .............................................................................           1,845,000       2,009,795
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
         12/01/25 .............................................................................           2,335,000       2,548,349
       School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
         12/01/21 .............................................................................             645,000         694,833
  Archbold Area Local School District GO, AMBAC Insured, Pre-Refunded, 6.00%,
     12/01/21 .................................................................................           2,000,000       2,063,340
  Athens City School District GO, School Facilities Construction and Improvement, FSA Insured,
     Pre-Refunded, 6.00%, 12/01/24 ............................................................           2,345,000       2,588,130
  Aurora City School District COP, MBIA Insured, Pre-Refunded,
       6.10%, 12/01/19 ........................................................................           1,825,000       1,985,691
       6.15%, 12/01/24 ........................................................................           1,670,000       1,819,749
  Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
     12/01/30 .................................................................................           7,715,000       8,074,210
  Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 ..............           4,000,000       4,309,480
  Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
     10/01/26 .................................................................................           2,020,000       2,185,559
  Avon Local School District GO,
       AMBAC Insured, Pre-Refunded, 6.00%, 12/01/20 ...........................................           2,500,000       2,554,600
       School Improvement, MBIA Insured, 5.25%, 12/01/23 ......................................           1,000,000       1,062,250
       School Improvement, MBIA Insured, 5.25%, 12/01/29 ......................................           2,295,000       2,415,304
  Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 .........................           8,125,000       8,285,550
  Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
     12/01/28 .................................................................................           1,190,000       1,370,118
  Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
     9/20/36 ..................................................................................           2,940,000       3,013,588
  Brookville Local School District GO, FSA Insured,
       5.25%, 12/01/22 ........................................................................           1,075,000       1,145,456
       5.00%, 12/01/31 ........................................................................           3,000,000       3,088,680
  Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
     5.50%, 12/01/25 ..........................................................................             750,000         792,338


142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Butler County GO,
       AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...........................................    $      1,000,000  $    1,020,390
       Judgment Bonds, FSA Insured, 4.75%, 12/01/26 ...........................................           4,000,000       4,057,880
  Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured, zero cpn.,
       12/01/32 ...............................................................................           1,455,000         393,316
       12/01/33 ...............................................................................           2,000,000         513,200
  Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 ........           1,555,000       1,680,815
  Chillicothe City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/32 ......           7,395,000       7,642,880
  Cincinnati City School District GO,
     a Classroom Facilities Construction and Improvement, FSA Insured, 5.00%, 12/01/25 ........          10,660,000      11,064,227
       Classroom Facilities Construction and Improvement, FSA Insured, 5.00%, 12/01/27 ........           2,500,000       2,586,750
       FSA Insured, 5.00%, 12/01/22 ...........................................................           9,510,000       9,877,942
  Cincinnati Technical College Revenue, AMBAC Insured,
       5.25%, 10/01/23 ........................................................................           2,510,000       2,663,135
       5.00%, 10/01/28 ........................................................................           2,715,000       2,802,124
  Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 .............           2,035,000       2,194,096
  Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 ........................           4,000,000       4,143,800
  Cleveland State University General Receipt Revenue, FGIC Insured,
       5.25%, 6/01/24 .........................................................................           1,000,000       1,063,650
       5.00%, 6/01/34 .........................................................................           5,000,000       5,152,650
  Cleveland Waterworks Revenue,
       Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 .......................           6,715,000       6,866,826
       Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 ....................................           4,785,000       4,928,646
       Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 ...................................           2,075,000       2,198,919
       Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 ...................................           4,285,000       4,540,900
       Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ...................................           8,150,000       8,636,718
  Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing
     Corp., Fenn Project, AMBAC Insured, 5.00%,
       8/01/25 ................................................................................           2,440,000       2,526,864
       8/01/28 ................................................................................           2,145,000       2,218,123
  Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
     Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ................................           1,000,000       1,040,000
  Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
     12/01/28 .................................................................................             900,000         922,545
  Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
     International, Series B, AMBAC Insured, 5.00%, 1/01/18 ...................................           3,565,000       3,652,200
  Columbus Tax Increment Financing Revenue,
       Easton Project, AMBAC Insured, Pre-Refunded, 5.30%, 12/01/19 ...........................           1,500,000       1,582,500
       Polaris Project, Series A, AMBAC Insured, 4.75%, 12/01/22 ..............................           1,385,000       1,416,412
  Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ...............................           1,330,000       1,388,626
  Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
     5.00%,
       12/01/22 ...............................................................................           1,000,000       1,042,460
       12/01/32 ...............................................................................           3,000,000       3,086,760


                                       Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
       5.40%, 1/15/19 .........................................................................    $      1,500,000  $    1,577,655
       5.50%, 1/15/30 .........................................................................           1,760,000       1,835,698
  Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
     1/20/29 ..................................................................................           1,000,000       1,037,490
  Cuyahoga County Utility System Revenue,
       AMBAC Insured, 5.125%, 2/15/28 .........................................................           1,000,000       1,034,060
       Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..........           2,945,000       2,988,674
  Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
     12/01/27 .................................................................................           1,020,000       1,060,759
  Dayton City School District GO, School Facilities Construction and Improvement, Series A,
     FGIC Insured,
       4.75%, 12/01/25 ........................................................................           9,400,000       9,511,390
       5.00%, 12/01/29 ........................................................................           8,275,000       8,525,732
  Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
     12/01/25 .................................................................................           1,000,000       1,032,410
  Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ..............................           1,950,000       2,008,754
  Eaton City School District GO, FGIC Insured, 5.00%, 12/01/25 ................................           1,250,000       1,295,788
  Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
     12/01/24 .................................................................................           2,220,000       2,311,908
  Fairborn Ohio City School District GO, School Improvement, FSA Insured, 5.00%,
       12/01/23 ...............................................................................           1,205,000       1,254,562
       12/01/24 ...............................................................................           1,265,000       1,315,132
       12/01/25 ...............................................................................           1,330,000       1,381,710
  Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ..........................................           1,600,000       1,668,944
  Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
     FSA Insured, 5.00%, 12/01/28 .............................................................           2,085,000       2,153,409
  Field Local School District GO, School Facilities Construction and Improvement,
     AMBAC Insured, 5.00%, 12/01/27 ...........................................................           1,290,000       1,341,123
  Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ..........................           1,980,000       2,083,990
  Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
     Bonds, Refunding, AMBAC Insured, 5.00%,
       12/01/23 ...............................................................................           6,910,000       7,234,217
       12/01/24 ...............................................................................           7,255,000       7,583,942
  Franklin County Hospital Revenue,
       Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ...............           3,365,000       3,659,269
       Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ...............           4,265,000       4,637,974
       Holy Cross Health Systems, AMBAC Insured, 5.875%, 6/01/21 ..............................           2,500,000       2,550,000
       OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ....................           5,250,000       5,357,835
  Franklin County Ohio Hospital Revenue, The Children's Hospital, FGIC Insured, 5.00%,
     5/01/35 ..................................................................................          10,000,000      10,223,100
  Franklin GO, MBIA Insured, 5.25%, 12/01/27 ..................................................           1,500,000       1,571,280
  Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
     12/01/27 .................................................................................           2,655,000       2,755,386
  Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
     5.125%, 12/01/31 .........................................................................           1,000,000       1,045,130


144 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
     12/01/33 .................................................................................    $      6,055,000  $    6,263,050
  Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
     5.00%, 12/01/24 ..........................................................................           1,300,000       1,342,874
  Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
     MBIA Insured, Pre-Refunded, 5.125%, 12/01/21 .............................................           1,750,000       1,866,585
  Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
       12/01/27 ...............................................................................           1,205,000       1,248,320
       12/01/28 ...............................................................................           1,265,000       1,308,756
       12/01/32 ...............................................................................           2,675,000       2,756,668
  Greene County GO, AMBAC Insured, 5.00%,
       12/01/22 ...............................................................................           1,475,000       1,529,531
       12/01/28 ...............................................................................           2,620,000       2,695,980
  Greene County Sewer System Revenue, Governmental Enterprise,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ..........................................           1,890,000       2,056,868
       MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 ............................................           5,000,000       5,281,300
  Greene County Water System Revenue,
       Governmental Enterprise, MBIA Insured, 5.25%, 12/01/21 .................................           5,400,000       5,723,784
       Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 .................................           2,100,000       2,216,970
  Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ................................           2,690,000       2,781,783
  Hamilton County Convention Facilities Authority Revenue,
       FGIC Insured, 5.00%, 12/01/24 ..........................................................           2,795,000       2,905,011
       FGIC Insured, 5.00%, 12/01/28 ..........................................................           5,400,000       5,586,786
       second lien, FGIC Insured, 5.00%, 12/01/33 .............................................           7,235,000       7,426,583
  Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
     FGIC Insured, 5.25%, 5/15/34 .............................................................           5,000,000       5,217,500
  Hamilton County Sales Tax Revenue, Series B, AMBAC Insured,
       5.25%, 12/01/32 ........................................................................          19,720,000      20,591,821
       5.60%, 12/01/32 ........................................................................           1,200,000       1,278,168
  Hamilton County Sewer System Revenue,
       Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .....................           1,000,000       1,072,760
       Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 .......           4,000,000       4,149,920
  Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
       11/01/18 ...............................................................................           1,010,000       1,072,862
       11/01/19 ...............................................................................           1,015,000       1,078,174
       11/01/20 ...............................................................................           1,120,000       1,187,480
       11/01/21 ...............................................................................           1,180,000       1,249,915
  Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded,
       5.90%, 10/15/21 ........................................................................           3,040,000       3,095,723
       5.20%, 10/15/23 ........................................................................           7,275,000       7,596,046
  Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.60%, 12/01/21 ........................................................................           1,000,000       1,078,770
       5.50%, 12/01/27 ........................................................................           1,170,000       1,257,364
  Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/23 ...............................................................................           3,680,000       3,902,530
       12/01/26 ...............................................................................           3,675,000       3,897,227


                                       Quarterly Statements of Investments | 145

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Hilliard School District GO,
       Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
         12/01/19 .............................................................................    $      2,190,000  $    1,159,561
       Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
         12/01/20 .............................................................................           4,525,000       2,269,423
       School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ........................           4,000,000       4,373,680
       School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ............................           3,010,000       3,153,035
  Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
       12/01/27 ...............................................................................           3,205,000       3,337,687
       12/01/30 ...............................................................................           2,250,000       2,334,330
  Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ...............................           6,720,000       6,916,090
  Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 ........................           1,390,000       1,479,335
  Jackson Center Local School District Shelby County GO, Facilities Construction and
     Improvement, MBIA Insured, 5.00%, 12/01/28 ...............................................           1,175,000       1,209,075
  Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
     12/01/27 .................................................................................           3,000,000       3,207,240
  Jackson Local School District GO, Stark and Summit Counties Local School District,
       FSA Insured, Pre-Refunded, 5.50%, 12/01/20 .............................................           4,000,000       4,298,680
       FSA Insured, Pre-Refunded, 5.625%, 12/01/25 ............................................           3,500,000       3,779,300
       MBIA Insured, Pre-Refunded, 5.50%, 12/01/21 ............................................           3,060,000       3,149,566
  Jefferson Local School District Madison County School Construction GO, FGIC Insured,
     5.00%, 12/01/25 ..........................................................................           1,200,000       1,248,816
  Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
     MBIA Insured,
       4.75%, 12/01/22 ........................................................................           1,105,000       1,125,995
       5.00%, 12/01/27 ........................................................................           6,195,000       6,381,655
       5.00%, 12/01/30 ........................................................................           3,320,000       3,410,636
  Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
       12/01/24 ...............................................................................           2,380,000       2,463,657
       12/01/25 ...............................................................................           2,500,000       2,586,350
  Kettering City School District GO, School Improvement, FSA Insured, 5.00%,
       12/01/28 ...............................................................................           2,970,000       3,072,732
       12/01/31 ...............................................................................           2,595,000       2,675,990
  Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
     12/01/30 .................................................................................           6,170,000       6,370,895
  Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured, 5.00%,
     8/15/23 ..................................................................................           1,500,000       1,530,900
  Lake Ohio Local School District GO, MBIA Insured,
       5.30%, 12/01/21 ........................................................................           1,575,000       1,677,249
       5.375%, 12/01/25 .......................................................................           1,900,000       2,023,538
  Lakewood City School District GO, School Improvement, FSA Insured, 5.125%, 12/01/31 .........          21,900,000      22,888,347
  Lakota Local School District GO, FSA Insured, 5.00%, 12/01/29 ...............................           8,365,000       8,691,653
  Lebanon City School District GO, Refunding, FSA Insured, 5.00%, 12/01/29 ....................           6,250,000       6,403,500
  Licking County Joint Vocational School District GO, School Facilities Construction and
     Improvement, MBIA Insured,
       5.00%, 12/01/21 ........................................................................           2,200,000       2,287,648
       4.75%, 12/01/23 ........................................................................           2,230,000       2,267,330


146 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Licking Heights Local School District GO, School Facilities Construction and Improvement,
     a Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .....................................    $      2,085,000  $    2,167,629
     a Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 .....................................           2,215,000       2,301,119
     a Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 .....................................           2,345,000       2,432,656
       Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .................................           4,000,000       4,319,200
  Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
     Pre-Refunded, 5.00%,
       12/01/22 ...............................................................................           1,200,000       1,272,564
       12/01/29 ...............................................................................           1,000,000       1,060,470
  London City School District GO, School Facilities Construction and Improvement, FGIC
     Insured, Pre-Refunded, 5.00%,
       12/01/22 ...............................................................................             700,000         742,329
       12/01/29 ...............................................................................           1,500,000       1,590,705
  Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ...................           1,640,000       1,709,110
  Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
     AMBAC Insured, 5.50%, 9/01/29 ............................................................           6,250,000       6,553,187
  Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
     MBIA Insured, 5.50%, 9/01/27 .............................................................           5,000,000       5,195,800
  Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 .....................................           1,050,000       1,125,800
  Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ...........................           3,500,000       3,599,680
  Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
     12/01/24 .................................................................................           4,000,000       4,209,280
  Lucas County GO, 8.00%,
       12/01/06 ...............................................................................             120,000         122,494
       12/01/08 ...............................................................................             110,000         120,489
       12/01/09 ...............................................................................             120,000         135,236
       12/01/10 ...............................................................................             220,000         255,048
  Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
       MBIA Insured, ETM, 5.75%, 11/15/14 .....................................................           4,460,000       4,594,960
       Refunding, AMBAC Insured, 5.375%, 11/15/29 .............................................             750,000         782,753
       Refunding, MBIA Insured, 5.75%, 11/15/14 ...............................................             300,000         308,508
  Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
     5.125%, 12/01/24 .........................................................................           4,180,000       4,485,892
  Madison Local School District Butler County GO,
       MBIA Insured, 5.75%, 12/01/26 ..........................................................           1,000,000       1,070,230
       School Improvement, FGIC Insured, 5.60%, 12/01/26 ......................................           1,120,000       1,202,342
  Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
     5.50%, 10/15/25 ..........................................................................           4,750,000       5,321,377
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 .......................           1,905,000       2,017,928
  Marietta Water Revenue, AMBAC Insured, Pre-Refunded, 5.95%, 12/01/21 ........................           3,875,000       3,958,700
  Marion County City School District GO, School Facilities Construction and Improvement
     Project, FSA Insured,
       5.55%, 12/01/20 ........................................................................           1,000,000       1,069,780
       5.625%, 12/01/22 .......................................................................           1,100,000       1,179,640
  Marion County GO, AMBAC Insured, 5.05%, 12/01/31 ............................................           1,500,000       1,543,425


                                       Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Martins Ferry City School District GO, School Facilities Construction and Improvement, FSA
     Insured, 5.00%, 12/01/32 .................................................................    $      3,610,000  $    3,731,440
  Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
     Pre-Refunded, 5.25%,
       12/01/28 ...............................................................................           2,120,000       2,313,408
       12/01/30 ...............................................................................           2,650,000       2,891,759
  Marysville Exempted Village School District GO,
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 .....................           1,000,000         508,680
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 .....................           1,000,000         482,570
       FSA Insured, Pre-Refunded, 5.30%, 12/01/21 .............................................           2,000,000       2,111,620
       FSA Insured, Pre-Refunded, 5.35%, 12/01/25 .............................................           2,010,000       2,132,208
       FSA Insured, Pre-Refunded, 5.375%, 12/01/29 ............................................           2,465,000       2,609,030
       Refunding, MBIA Insured, 5.00%, 12/01/29 ...............................................           1,000,000       1,028,430
       School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 .......................           2,890,000       3,189,635
       School Improvement, Refunding, FSA Insured, 5.00%, 12/01/26 ............................           3,070,000       3,201,949
  Marysville Wastewater Treatment System Revenue, first mortgage, Refunding, MBIA Insured,
     5.00%, 12/01/35 ..........................................................................           4,780,000       4,940,512
  Mason City School District GO, School Improvement,
       FSA Insured, 5.00%, 12/01/31 ...........................................................           5,000,000       5,156,050
       MBIA Insured, Pre-Refunded, 5.00%, 12/01/20 ............................................           5,495,000       5,827,283
  Maumee City School District GO, School Facilities Construction and Improvement, FSA
     Insured, 5.00%, 12/01/27 .................................................................           3,610,000       3,732,920
  Medina City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/27 ....................           2,015,000       2,087,298
  Medina GO, 5.00%, 12/01/22 ..................................................................           1,100,000       1,152,712
  Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
     12/01/22 .................................................................................           1,675,000       1,745,032
  Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 ...........................          14,975,000      15,417,661
  Milford Exempted Village School District GO, School Improvement, FSA Insured,
       5.00%, 12/01/22 ........................................................................           2,000,000       2,063,840
       5.125%, 12/01/30 .......................................................................           7,325,000       7,559,839
  Minerva Local School District GO, Classroom Facilities, MBIA Insured, 5.30%, 12/01/29 .......           1,300,000       1,369,160
  Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
       5.70%, 12/01/23 ........................................................................           3,190,000       3,481,470
       5.75%, 12/01/27 ........................................................................           3,260,000       3,564,549
  Monroe Local School District GO, AMBAC Insured, 5.00%, 12/01/23 .............................           1,000,000       1,034,120
  Morley Library District GO, Lake County District Library, Library Improvement, AMBAC
     Insured, 4.75%, 12/01/21 .................................................................           1,000,000       1,020,700
  New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
     AMBAC Insured,
       5.125%, 10/01/21 .......................................................................           3,000,000       3,138,690
       5.20%, 10/01/24 ........................................................................           5,000,000       5,250,300
  New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
     5.85%, 1/01/21 ...........................................................................             865,000         878,053
  Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
     12/01/33 .................................................................................           5,535,000       5,725,183


148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
     5.45%, 12/01/25 ..........................................................................    $      3,035,000  $    3,281,169
  Oak Hills Local School District GO, MBIA Insured, Pre-Refunded, 5.45%, 12/01/21 .............           5,000,000       5,182,550
  Ohio Capital Corp. HMR,
       Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ......................................           1,905,000       1,912,125
       Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15 ................           1,375,000       1,376,320
       Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23 .................           2,565,000       2,583,622
  Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests GO,
     FSA Insured,
       4.875%, 12/01/18 .......................................................................           1,255,000       1,307,308
       5.25%, 12/01/23 ........................................................................           1,410,000       1,502,411
  Ohio HFA,
       MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .............           2,035,000       2,078,407
       RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ............................................           1,075,000       1,090,631
  Ohio State Air Quality Development Authority Revenue,
       Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .........           3,500,000       3,504,200
       JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................           6,875,000       7,095,412
       Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .....................           9,075,000       9,418,852
     a Pollution Control, Dayton Power, Refunding, Series B, FGIC Insured, 4.80%, 1/01/34 .....          26,270,000      26,189,351
  Ohio State Building Authority Revenue,
       Adult Correctional Facilities, Series A, AMBAC Insured, Pre-Refunded, 5.60%, 4/01/16 ...           2,000,000       2,051,920
       State Facilities, Administration Building Fund Project, Refunding, Series A, FSA
         Insured,  5.00%, 4/01/22 .............................................................           3,100,000       3,204,098
     a State Facilities, Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ..............           5,390,000       5,608,025
  Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
     6.50%, 4/15/12 ...........................................................................             795,000         796,145
  Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ....................................           5,000,000       5,061,650
  Ohio State Higher Educational Facility Commission Revenue,
       FGIC Insured, 5.00%, 5/01/23 ...........................................................           8,460,000       8,764,222
       Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded, 5.00%,
         10/01/26 .............................................................................           8,000,000       8,402,960
       Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/23 ...           3,385,000       3,507,977
       Higher Educational Facility, Xavier University Project, CIFG Insured, 5.00%, 5/01/24 ...           2,000,000       2,071,040
       University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ............................           8,500,000       8,760,780
       Xavier University Higher Educational Facility, MBIA Insured, Pre-Refunded, 5.375%,
         5/15/22 ..............................................................................           3,500,000       3,625,790
  Ohio State Higher Educational Facility Revenue,
       Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 ......           4,935,000       5,071,403
       Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ...............................           2,205,000       2,294,567
       Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ...............................           3,225,000       3,320,782
  Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ..............          16,425,000      16,968,010
  Ohio State University General Receipts Athens Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 12/01/24 .............................................           3,025,000       3,156,618
       MBIA Insured, 5.00%, 12/01/24 ..........................................................           2,155,000       2,239,821
  Ohio State University General Receipts Revenue,
       Series A, 5.125%, 12/01/31 .............................................................           2,500,000       2,614,250
       State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..........................           5,255,000       5,401,509


                                       Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
     Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%, 6/01/19 .............    $      5,000,000  $    5,159,200
  Ohio State Water Development Authority Revenue,
       Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ............................           2,255,000       2,403,965
       Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ..................              10,000          10,009
       Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/18 ..................             385,000         385,327
       Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..............................           1,580,000       1,660,232
  Olentangy Local School District GO,
       BIG Insured, 7.75%, 12/01/08 ...........................................................             375,000         410,888
       BIG Insured, 7.75%, 12/01/09 ...........................................................             375,000         423,101
       BIG Insured, 7.75%, 12/01/10 ...........................................................             375,000         435,431
       FSA Insured, 5.00%, 12/01/30 ...........................................................           9,000,000       9,298,420
       FSA Insured, Pre-Refunded, 5.00%, 12/01/25 .............................................           1,130,000       1,202,015
       Refunding, FSA Insured, 5.00%, 12/01/25 ................................................             705,000         733,073
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
         12/01/27 .............................................................................           4,500,000       4,859,100
       School Facilities Construction and Improvement, Series A, FGIC Insured, 5.25%,
         12/01/32 .............................................................................          11,200,000      11,796,848
  Ottawa and Glandorf Local School District GO, School Facilities Construction and
     Improvement, MBIA Insured, 5.25%, 12/01/23 ...............................................           2,175,000       2,300,998
  Perrysburg Exempted Village School District GO, Series B, FSA Insured, 5.00%, 12/01/25 ......           5,000,000       5,176,550
  Pickerington Local School District GO,
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ...........................................           7,000,000       7,366,240
       School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
         12/01/28 .............................................................................           3,000,000       3,181,410
  Plain Local School District GO, FGIC Insured,
       6.00%, 12/01/25 ........................................................................             800,000         872,464
       Pre-Refunded, 6.00%, 12/01/25 ..........................................................           3,700,000       4,080,878
  Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .....           2,515,000       2,606,496
  Princeton City School District GO, MBIA Insured, 5.00%,
       12/01/25 ...............................................................................           1,700,000       1,762,271
       12/01/26 ...............................................................................           2,725,000       2,821,302
       12/01/30 ...............................................................................           2,260,000       2,329,698
a Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 ............           1,710,000       1,768,927
  Ridgewood Local School District GO, School Facilities Improvement, FSA Insured, 6.00%,
     12/01/24 .................................................................................           1,730,000       1,896,564
  Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
     12/01/31 .................................................................................           1,000,000       1,033,550
  Riverside Local School District GO, School Facilities Construction and Improvement, MBIA
     Insured, Pre-Refunded, 5.75%, 12/01/22 ...................................................           1,000,000       1,093,420
  Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured, Pre-Refunded,
     5.875%, 10/01/24 .........................................................................           3,100,000       3,340,250
  Salem GO, AMBAC Insured, 6.50%, 12/01/06 ....................................................             400,000         405,588
  Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
       5.00%, 12/01/21 ........................................................................           1,225,000       1,280,199
       5.25%, 12/01/26 ........................................................................             725,000         764,426


150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Sidney City School District GO, School Improvement, Refunding,
       FGIC Insured, 5.125%, 12/01/28 .........................................................    $      1,425,000  $    1,477,070
       Series B, FGIC Insured, 5.25%, 12/01/23 ................................................           1,780,000       1,877,953
       Series B, FGIC Insured, 5.25%, 12/01/28 ................................................           1,000,000       1,047,520
  South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 .........................             340,000         340,384
  South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
     ETM, 7.875%,
       12/01/06 ...............................................................................             600,000         612,606
       12/01/07 ...............................................................................             600,000         636,678
  Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%,
       6/01/25 ................................................................................           1,000,000       1,038,680
       6/01/27 ................................................................................           1,095,000       1,134,365
  St. Henry Local Consolidated School District GO, MBIA Insured, 5.75%, 12/01/22 ..............           1,515,000       1,637,579
  Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
     5.60%, 12/01/22 ..........................................................................           1,500,000       1,605,165
  Streetsboro City School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/25 .................................................................................           2,500,000       2,569,975
  Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 ........................           2,355,000       2,421,953
  Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ................           1,950,000       2,074,664
  Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
     5.25%, 12/01/21 ..........................................................................           4,505,000       4,857,877
  Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.25%,
     12/01/25 .................................................................................           1,895,000       2,048,324
  Sycamore Community City School District COP, Blue Ash Elementary School Project,
     AMBAC Insured, 5.125%, 12/01/25 ..........................................................           1,000,000       1,039,460
  Sylvania City School District GO,
       Refunding, FGIC Insured, 5.00%, 12/01/22 ...............................................           1,550,000       1,607,304
       Various Purpose, FGIC Insured, 5.30%, 12/01/20 .........................................           2,225,000       2,366,065
  Toledo City School District GO, School Facilities Improvement,
       FSA Insured, 5.00%, 12/01/23 ...........................................................           1,500,000       1,554,945
       Series B, FGIC Insured, 5.00%, 12/01/27 ................................................           1,925,000       1,990,546
  Toledo GO, Limited Tax,
       7.375%, 12/01/06 .......................................................................             625,000         635,988
       AMBAC Insured, Pre-Refunded, 6.00%, 12/01/16 ...........................................           1,000,000       1,031,670
  Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
       11/15/22 ...............................................................................           1,000,000       1,041,580
       11/15/23 ...............................................................................           1,000,000       1,038,360
  Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 ....................................           6,425,000       6,639,788
  Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ....................           2,750,000       2,868,168
  Tri-Valley Local School District GO, FGIC Insured,
       5.25%, 12/01/29 ........................................................................           1,305,000       1,376,892
       Pre-Refunded, 5.25%, 12/01/29 ..........................................................           7,225,000       7,781,397
  Trotwood-Madison City School District GO, School Improvement, FGIC Insured, 5.375%,
     12/01/22 .................................................................................           1,685,000       1,804,332
  Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ................................           1,475,000       1,567,955
  Twinsburg GO,
       Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ..................................           1,000,000       1,034,390
       Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ..............................           1,000,000       1,034,390


                                       Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Union County GO, MBIA Insured, 5.00%, 12/01/33 ..............................................    $      2,895,000  $    2,958,458
  University of Akron General Receipts Revenue, FGIC Insured,
       4.75%, 1/01/25 .........................................................................           1,080,000       1,100,596
       5.00%, 1/01/28 .........................................................................           1,475,000       1,523,749
       5.00%, 1/01/35 .........................................................................           5,250,000       5,403,090
       Pre-Refunded, 5.70%, 1/01/24 ...........................................................           7,050,000       7,584,319
       Pre-Refunded, 5.75%, 1/01/29 ...........................................................           1,500,000       1,616,175
  University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
     6/01/28 ..................................................................................           7,400,000       7,595,138
  University of Cincinnati General Receipts Revenue,
       AMBAC Insured, 5.00%, 6/01/31 ..........................................................           1,350,000       1,386,855
       Series A, AMBAC Insured, 5.00%, 6/01/23 ................................................           1,845,000       1,926,457
       Series A, AMBAC Insured, 5.00%, 6/01/24 ................................................           1,940,000       2,022,993
       Series A, AMBAC Insured, 5.00%, 6/01/25 ................................................           2,005,000       2,089,390
       Series AD, MBIA Insured, Pre-Refunded, 5.125%, 6/01/20 .................................           1,500,000       1,522,455
  Upper Arlington County School District GO, MBIA Insured, Pre-Refunded, 5.25%,
     12/01/22 .................................................................................           5,000,000       5,091,150
  Upper Scioto Valley Local School District GO, School Facilities Construction and
     Improvement, FGIC Insured, 5.25%, 12/01/25 ...............................................           1,160,000       1,213,279
  Van Wert City School District GO, School Improvement, FGIC Insured, 5.00%,
       12/01/27 ...............................................................................           4,805,000       4,949,775
       12/01/30 ...............................................................................           2,500,000       2,568,250
  Wadsworth City School District GO, FGIC Insured, 5.75%, 12/01/22 ............................           1,200,000       1,292,016
  Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 ...........           3,000,000       3,103,770
  Warrensville Heights City School District GO, School Improvement, FGIC Insured,
       5.625%, 12/01/20 .......................................................................           3,500,000       3,762,360
       5.75%, 12/01/24 ........................................................................           2,750,000       2,972,502
  Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 .....................................           1,085,000       1,121,955
  Wausen Exempted Village School District GO, School Improvement, MBIA Insured,
     Pre-Refunded, 5.50%, 12/01/17 ............................................................           1,800,000       1,849,950
  Wayne Local School District GO, Warren County, AMBAC Insured, Pre-Refunded, 6.10%,
     12/01/24 .................................................................................           1,800,000       1,840,176
  West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ....................................           1,500,000       1,541,985
  West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
     12/01/24 .................................................................................           2,750,000       2,852,520
  Westfall Local School District GO, School Facilities Construction Improvement, FGIC
     Insured, Pre-Refunded, 6.00%, 12/01/22 ...................................................           2,850,000       3,093,219
  Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
     12/01/32 .................................................................................           1,400,000       1,447,096
  Wilmington Water Revenue, first mortgage, System, AMBAC Insured,
       5.25%, 6/15/29 .........................................................................           3,320,000       3,433,942
       Pre-Refunded, 6.00%, 6/15/21 ...........................................................           2,510,000       2,536,782
  Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ................             500,000         505,235
  Zanesville City School District GO, School Improvement, MBIA Insured,
       4.75%, 12/01/22 ........................................................................           5,500,000       5,631,175
       4.75%, 12/01/26 ........................................................................           3,250,000       3,313,667
       5.05%, 12/01/29 ........................................................................           3,500,000       3,635,485
                                                                                                                     --------------
                                                                                                                      1,074,594,130
                                                                                                                     --------------


152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 2.5%
  PUERTO RICO 2.5%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.00%, 7/01/32 ...........................................................................    $     10,000,000  $   10,672,900
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ..................          11,000,000      11,015,730
  University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ..................           6,000,000       6,049,260
                                                                                                                     --------------
                                                                                                                         27,737,890
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,060,877,608) ...........................................                       1,102,332,020
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 0.4%
  MUNICIPAL BONDS 0.4%
  OHIO 0.4%
b Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
     3.56%, 1/01/16 ...........................................................................           2,000,000       2,000,000
b Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
     Series C, Daily VRDN and Put, 3.55%, 6/01/23 .............................................           1,000,000       1,000,000
b Ohio State Higher Educational Facility Revenue, Case Western Reserve University,
     Series A, Daily VRDN and Put, 3.53%, 10/01/31 ............................................           1,000,000       1,000,000
b Ohio State Water Development Authority Pullution Control Facilities Revenue, First Energy
     General Corp., Refunding, Series A, Daily VRDN and Put, 3.58%, 5/15/19 ...................             100,000         100,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,100,000) ..............................................                           4,100,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $1,064,977,608) 100.7% ..............................................                       1,106,432,020
  OTHER ASSETS, LESS LIABILITIES (0.7)% .......................................................                          (7,956,748)
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $1,098,475,272
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 153

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  MUNICIPAL BONDS 99.0%
  OREGON 81.9%
  Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 ...........................      $  1,550,000     $   1,654,021
  Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%,
    6/01/22 ...................................................................................         5,000,000         5,209,350
  Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
    Refunding,
     5.20%, 10/01/17 ..........................................................................         4,000,000         4,104,040
     5.125%, 10/01/28 .........................................................................         4,500,000         4,554,405
  Clackamas County Hospital Facility Authority Revenue,
     Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 ...............................         2,125,000         2,153,879
     Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 ...............................         1,000,000           967,890
     Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ........................................         2,500,000         2,639,175
     Willamette Falls Hospital Project, 6.00%, 4/01/19 ........................................         1,000,000         1,032,770
     Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 .................................           500,000           507,235
     Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 .................................         1,500,000         1,513,935
  Clackamas County School District No. 7J Lake Oswego GO,
     MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ...............................................         5,000,000         5,288,950
     Refunding, FSA Insured, 5.25%, 6/01/25 ...................................................         3,075,000         3,417,494
  Clackamas County School District No. 62C Oregon City GO, Refunding, FSA Insured, 5.00%,
    6/15/20 ...................................................................................         2,560,000         2,678,758
  Clackamas County School District No. 86 GO,
     Canby, 5.25%, 6/15/20 ....................................................................         3,000,000         3,169,050
     Canby, FSA Insured, 5.00%, 6/15/24 .......................................................         1,000,000         1,042,780
     Refunding, FGIC Insured, 5.00%, 6/15/20 ..................................................         2,000,000         2,091,400
  Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
    6/15/25 ...................................................................................         5,000,000         5,290,950
  Coos County School District No. 13 GO, FSA Insured,
     5.00%, 6/15/22 ...........................................................................            55,000            57,380
     Pre-Refunded, 5.00%, 6/15/22 .............................................................         2,465,000         2,622,982
  Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
    12/15/20 ..................................................................................         2,750,000         2,942,748
  Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC Insured,
    5.00%, 6/15/21 ............................................................................         1,000,000         1,047,780
  Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
    Pre-Refunded, 5.125%, 6/15/21 .............................................................         3,500,000         3,723,580
  Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
    11/01/21 ..................................................................................         1,000,000         1,066,850
  Eugene Public Safety Facilities GO, FGIC Insured, Pre-Refunded, 5.70%, 6/01/16 ..............           500,000           500,000
  Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 ....................................         1,190,000         1,256,069
  High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ....................         1,010,000           993,971
  Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 .................................................         5,360,000         5,556,337
  Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
    Radian Insured, 5.375%,
     10/01/26 .................................................................................         2,000,000         2,090,540
     10/01/31 .................................................................................         2,000,000         2,086,680
  Jackson County School District No. 4 GO, FSA Insured,
     5.00%, 6/15/20 ...........................................................................         1,450,000         1,510,741
     Pre-Refunded, 5.00%, 6/15/20 .............................................................           550,000           582,005


154 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
    6/15/20 ...................................................................................      $  2,155,000     $   2,214,327
  Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
     6/15/20 ..................................................................................         1,680,000         1,777,759
     6/15/21 ..................................................................................         1,500,000         1,587,285
  Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
    Refunding, 6.25%, 9/01/31 .................................................................         5,250,000         5,604,112
  Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
    FSA Insured, 4.75%, 6/15/25 ...............................................................         3,510,000         3,572,513
  Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 ...................         5,150,000         5,253,206
  Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ........         5,700,000         5,934,384
  Linn County Community School District No. 9 GO,
     Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ......................................         1,155,000         1,271,898
     Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ......................................         9,495,000        10,484,949
     MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ..............................................         5,000,000         5,314,500
  Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
    6/15/29 ...................................................................................         1,000,000         1,058,190
  Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured, 7.50%,
    10/20/25 ..................................................................................         1,125,000         1,186,808
  Medford Hospital Facilities Authority Revenue, Asante Health System,
     Refunding, Series A, MBIA Insured, 5.00%, 8/15/18 ........................................         2,570,000         2,642,320
     Refunding, Series A, MBIA Insured, 5.00%, 8/15/24 ........................................         1,715,000         1,757,566
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/18 .....................................         5,430,000         5,634,277
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/24 .....................................         3,585,000         3,719,868
  Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
    4/01/25 ...................................................................................         2,000,000         2,109,140
  Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 ...............................         1,500,000         1,517,280
  Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured, 5.00%,
    6/01/35 ...................................................................................         3,220,000         3,273,484
  Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%,
    12/01/20 ..................................................................................         3,490,000         3,679,018
  Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
    Pre-Refunded, 5.00%, 6/15/21 ..............................................................         5,000,000         5,290,950
  Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
    Project, 5.20%, 12/01/24 ..................................................................         5,000,000         5,003,600
  Oak Lodge Water District GO, AMBAC Insured,
     7.40%, 12/01/08 ..........................................................................           215,000           219,059
     7.50%, 12/01/09 ..........................................................................           215,000           219,152
  Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ....................         3,745,000         3,908,394
  Oregon Health and Science University Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 ..............        11,480,000         5,682,944
     Series A, MBIA Insured, 5.00%, 7/01/32 ...................................................        23,750,000        24,445,637
  Oregon State Department of Administrative Services COP,
     FSA Insured, 4.625%, 5/01/30 .............................................................         7,795,000         7,744,488
     Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .......................................        10,000,000        10,241,600
     Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .......................................         7,500,000         7,755,150
     Refunding, Series B, FSA Insured, 5.00%, 5/01/21 .........................................         1,930,000         2,014,399


                                       Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Oregon State Department of Administrative Services COP, (continued)
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ....................................      $  2,000,000     $   2,184,640
     Series A, FSA Insured, 5.00%, 5/01/23 ....................................................         2,695,000         2,802,908
     Series B, FGIC Insured, 5.00%, 11/01/30 ..................................................        19,100,000        19,765,635
  Oregon State Department of Transportation Highway User Tax Revenue,
     Refunding, Series A, 5.00%, 11/15/22 .....................................................         1,200,000         1,250,292
     Refunding, Series A, 5.00%, 11/15/23 .....................................................         1,260,000         1,310,110
     Refunding, Series A, 5.00%, 11/15/25 .....................................................         1,295,000         1,341,879
     Refunding, Series A, 5.00%, 11/15/29 .....................................................         3,330,000         3,436,360
     Series A, 5.125%, 11/15/23 ...............................................................         5,000,000         5,250,000
     Series A, 5.125%, 11/15/26 ...............................................................        14,200,000        14,893,670
     Series A, 5.00%, 11/15/28 ................................................................         5,000,000         5,166,800
   a Series A, 5.00%, 11/15/31 ................................................................         5,540,000         5,735,950
b Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ...............         7,910,000         7,928,905
  Oregon State Facilities Authority Revenue,
     Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 ........         3,660,000         3,753,806
     Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 .......         3,710,000         3,838,292
  Oregon State GO,
     Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 .......................         6,000,000         6,139,980
     Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 ........................         4,440,000         4,586,032
     Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 ........................         1,460,000         1,508,019
     Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 .........................           910,000           915,451
     Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 .........................           455,000           461,083
     Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 ........................         1,435,000         1,449,881
     Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 .........................         1,410,000         1,413,144
     Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 .........................         2,015,000         2,020,582
     Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 .........................           335,000           335,559
     State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 .....................         1,705,000         1,765,698
     State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/31 .....................         2,000,000         2,054,700
     State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/35 .....................         6,000,000         6,195,420
     State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 .....................         7,745,000         8,049,378
     State Board of Higher Education, Series A, 5.00%, 8/01/31 ................................         2,695,000         2,794,823
     State Board of Higher Education, Series A, 5.00%, 8/01/36 ................................         2,715,000         2,808,858
     State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ..................         8,000,000         8,517,120
     State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ..................         2,000,000         2,123,380
     Veteran's Welfare, Series 75, 5.85%, 10/01/15 ............................................           230,000           233,169
     Veteran's Welfare, Series 75, 5.875%, 10/01/18 ...........................................           115,000           115,849
     Veteran's Welfare, Series 75, 6.00%, 4/01/27 .............................................           320,000           324,422
     Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ..........................................           740,000           746,475
     Veteran's Welfare, Series 77, 5.30%, 10/01/29 ............................................         2,015,000         2,053,547
     Veteran's Welfare, Series A, 5.70%, 10/01/32 .............................................         2,620,000         2,666,872
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
     Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ..............................................         5,500,000         5,673,965
     Reed College Project, Series A, 5.75%, 7/01/32 ...........................................        10,735,000        11,400,677
  Oregon State Housing and Community Services Department MFHR,
     Series A, 6.15%, 7/01/21 .................................................................           910,000           928,937
     Series B, 6.00%, 7/01/31 .................................................................         5,000,000         5,143,400


156 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
     Series A, 6.35%, 7/01/14 .................................................................      $    600,000     $     600,048
     Series A, 6.40%, 7/01/18 .................................................................           295,000           295,142
     Series A, 6.45%, 7/01/26 .................................................................           715,000           720,262
     Series C, 6.20%, 7/01/15 .................................................................           625,000           629,338
     Series C, 6.40%, 7/01/26 .................................................................           345,000           347,539
     Series D, 6.80%, 7/01/27 .................................................................           550,000           558,305
     Series H, FHA Insured, 5.75%, 7/01/30 ....................................................         1,900,000         1,934,200
  Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
    5.80%, 6/15/20 ............................................................................         1,985,000         2,141,180
  Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ............................           945,000           947,901
  Port of Portland International Airport Revenue, Portland International Airport,
     Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 ........................................         3,000,000         3,056,490
     Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ....................................         2,800,000         3,222,072
     Series 12C, FGIC Insured, 5.00%, 7/01/18 .................................................         1,500,000         1,554,675
     Series A, AMBAC Insured, 5.50%, 7/01/24 ..................................................        22,000,000        23,362,240
  Port St. Helens PCR,
     Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 ..................................         3,300,000         3,352,041
     Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ..........................         3,600,000         3,633,984
  Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
     6/01/20 ..................................................................................         7,185,000         7,583,480
     6/01/21 ..................................................................................         6,290,000         6,638,843
  Portland GO,
     Central City Streetcar Project, Series A, 4.75%, 4/01/21 .................................         3,600,000         3,636,684
     Limited Tax, Series A, 5.00%, 4/01/18 ....................................................         1,000,000         1,021,940
     Limited Tax, Series A, 5.00%, 6/01/24 ....................................................        10,000,000        10,334,100
     Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 .....................................         6,315,000         6,563,811
     Limited Tax, Series B, zero cpn., 6/01/21 ................................................         1,000,000           496,230
  Portland Housing Authority MFR,
     Berry Ridge Project, 6.30%, 5/01/29 ......................................................         1,500,000         1,526,295
     Housing, Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ................         2,000,000         2,076,800
  Portland Hydroelectric Power Revenue, Bull Run Project, Series C, Pre-Refunded, 7.00%,
    10/01/16 ..................................................................................           585,000           591,254
  Portland MFR,
     Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ..................................         1,000,000         1,010,020
     Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 .............         3,175,000         3,259,169
  Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
    5.00%, 6/15/21 ............................................................................         3,000,000         3,128,010
  Portland Sewer System Revenue,
     first lien, Series A, FSA Insured, 5.00%, 10/01/24 .......................................         6,235,000         6,506,222
     second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 ............................         2,500,000         2,589,400
     second lien, Series B, MBIA Insured, 5.00%, 6/15/28 ......................................         5,105,000         5,313,284
  Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A,
    FGIC Insured, 5.00%,
     6/15/23 ..................................................................................         2,030,000         2,119,909
     6/15/24 ..................................................................................         1,295,000         1,350,400
     6/15/25 ..................................................................................         2,385,000         2,485,218


                                       Quarterly Statements of Investments | 157

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OREGON (CONTINUED)
  Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
    AMBAC Insured, 5.50%, 6/15/20 .............................................................      $  3,000,000     $   3,192,570
  Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ..........................................         1,260,000         1,296,653
  Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 .......................         9,500,000         9,857,295
  Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 ....................         1,100,000         1,138,797
  Sunrise Water Authority Water Revenue, sub. lien,
     Series B, XLCA Insured, 5.00%, 9/01/25 ...................................................         1,160,000         1,200,704
     XLCA Insured, 5.00%, 3/01/25 .............................................................         1,660,000         1,709,634
  Tillamook and Yamhill Counties School District No. 101, Nestucca Valley, FSA Insured, 5.00%,
    6/15/25 ...................................................................................         1,765,000         1,839,165
  Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light
    Rail, Series 1, 5.65%, 6/01/29 ............................................................        14,080,000        14,639,258
  Washington and Clackamas Counties School District No. 23 J Tigard GO,
     MBIA Insured, Pre-Refunded, 5.00%, 6/15/22 ...............................................         7,000,000         7,448,630
     Refunding, MBIA Insured, 5.00%, 6/15/19 ..................................................         6,000,000         6,403,140
     Refunding, MBIA Insured, 5.00%, 6/15/20 ..................................................         6,260,000         6,677,041
     Refunding, MBIA Insured, 5.00%, 6/15/22 ..................................................         6,905,000         7,394,219
  Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
    10/01/19 ..................................................................................         3,905,000         4,056,163
  Washington County GO,
     Obligations, Refunding, 5.00%, 6/01/24 ...................................................         3,680,000         3,859,474
     Obligations, Refunding, 4.375%, 6/01/26 ..................................................         4,375,000         4,272,931
     Pre-Refunded, 5.00%, 6/01/26 .............................................................        10,000,000        10,554,600
  Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 ........         4,155,000         4,419,798
  Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
    10/01/10 ..................................................................................           470,000           470,611
  Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
    5.60%, 4/01/20 ............................................................................         1,000,000         1,056,490
                                                                                                                      -------------
                                                                                                                        582,631,329
                                                                                                                      -------------
  U.S. TERRITORIES 17.1%
  PUERTO RICO 16.0%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.625%, 5/15/43 ................................................................        10,000,000        10,276,300
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/29 ...........................................................................        10,000,000        10,039,200
     5.125%, 7/01/31 ..........................................................................         9,885,000        10,005,597
     Pre-Refunded, 5.00%, 7/01/27 .............................................................        10,000,000        10,672,900
     Pre-Refunded, 5.125%, 7/01/31 ............................................................         5,115,000         5,456,426
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.50%, 7/01/36 ...........................................................................        13,000,000        13,740,870
     Pre-Refunded, 5.50%, 7/01/26 .............................................................         4,275,000         4,344,725
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................        10,000,000        10,874,900
  Puerto Rico Electric Power Authority Power Revenue,
     Series II, 5.25%, 7/01/31 ................................................................        12,000,000        12,284,040
     Series II, FSA Insured, 5.125%, 7/01/26 ..................................................         9,150,000         9,600,180
     Series RR, FGIC Insured, 5.00%, 7/01/35 ..................................................        10,000,000        10,376,300


158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
    12/01/26 ..................................................................................      $    395,000     $     403,509
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 ...........................................................................         1,285,000         1,331,581
     Pre-Refunded, 5.50%, 8/01/29 .............................................................         3,715,000         4,033,487
                                                                                                                      -------------
                                                                                                                        113,440,015
                                                                                                                      -------------
  VIRGIN ISLANDS 1.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 .................................................................................         1,635,000         1,691,162
     10/01/18 .................................................................................         2,400,000         2,479,200
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ..................................................................................         2,500,000         2,464,875
     7/01/21 ..................................................................................         1,400,000         1,381,366
                                                                                                                      -------------
                                                                                                                          8,016,603
                                                                                                                      -------------
  TOTAL U.S. TERRITORIES ......................................................................                         121,456,618
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $676,501,403) .............................................                         704,087,947
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 0.5%
  MUNICIPAL BONDS 0.5%
  OREGON 0.2%
c Oregon State GO, Series 73G, Weekly VRDN and Put, 3.24%, 12/01/18 ...........................         1,000,000         1,000,000
c Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Guide Dogs
    for the Blind, Series A, Weekly VRDN and Put, 3.45%, 7/01/25 ..............................           200,000           200,000
                                                                                                                      -------------
                                                                                                                          1,200,000
                                                                                                                      -------------
  U.S. TERRITORIES 0.3%
  PUERTO RICO 0.3%
c Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.16%, 12/01/15 ......................................................         1,000,000         1,000,000
c Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ..............................         1,070,000         1,070,000
                                                                                                                      -------------
                                                                                                                          2,070,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,270,000) ..............................................                           3,270,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $679,771,403) 99.5% .................................................                         707,357,947
  OTHER ASSETS, LESS LIABILITIES 0.5% .........................................................                           3,585,406
                                                                                                                      -------------
  NET ASSETS 100.0% ...........................................................................                       $ 710,943,353
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp., (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 159

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  PENNSYLVANIA 92.0%
  Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
    Refunding, FGIC Insured, 5.75%, 1/01/18 ...................................................      $  1,000,000     $   1,049,320
  Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
    MBIA Insured, 5.00%, 1/01/19 ..............................................................         6,000,000         6,137,760
  Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ........................................         4,000,000         4,128,000
  Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ............................         1,000,000         1,065,280
  Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
    Series A, XLCA Insured, 5.00%,
     3/01/29 ..................................................................................         5,000,000         5,179,050
     3/01/33 ..................................................................................         6,630,000         6,835,861
  Allegheny County Hospital Development Authority Revenue,
     Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
       9/01/20 ................................................................................        10,000,000        10,321,300
     Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 ...............         4,500,000         4,669,245
     Health System, Series A, MBIA Insured, 6.50%, 11/15/30 ...................................        10,000,000        11,206,600
     University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
       4/01/27 ................................................................................        10,450,000        10,803,210
  Allegheny County IDAR,
     Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ..........................         2,000,000         2,066,280
     Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .........................        10,000,000        10,326,000
     Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ..........................         7,530,000         7,756,728
     Series A, MBIA Insured, 5.00%, 11/01/29 ..................................................         5,000,000         5,140,400
     Series B, MBIA Insured, 5.00%, 11/01/29 ..................................................         9,000,000         9,252,720
  Allegheny County Port Authority Special Revenue, Transportation,
     FGIC Insured, 5.00%, 3/01/25 .............................................................        13,250,000        13,634,912
     FGIC Insured, 5.00%, 3/01/29 .............................................................        16,500,000        16,920,420
     MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ..............................................        15,000,000        16,090,050
  Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
     Series DD-1, GNMA Secured, 5.35%, 11/01/19 ...............................................           290,000           293,727
     Series DD-2, GNMA Secured, 5.40%, 11/01/29 ...............................................         1,425,000         1,441,046
     Series FF-2, GNMA Secured, 6.00%, 11/01/31 ...............................................         2,935,000         3,007,671
     Series II-2, GNMA Secured, 5.90%, 11/01/32 ...............................................         1,045,000         1,082,975
     Series T, GNMA Secured, 6.95%, 5/01/17 ...................................................           510,000           511,790
  Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
    5.00%, 12/01/30 ...........................................................................         7,000,000         7,262,360
  Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ..........................         1,550,000         1,605,878
  Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 ...................         4,430,000         4,578,095
  Armstrong County GO, MBIA Insured, 5.40%, 6/01/31 ...........................................         2,500,000         2,615,425
  Beary Valley Joint Authority Water Revenue, FSA Insured, 5.00%, 5/01/29 .....................         1,000,000         1,029,950
  Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 ............................................         6,590,000         6,806,152
  Bensalem Township GO, Refunding, FGIC Insured, 5.75%, 12/01/16 ..............................         3,000,000         3,000,000
  Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ...........................................         3,675,000         3,781,575
  Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 ...................         4,000,000         4,271,720
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ................         3,100,000         3,254,814
  Chester County School Authority School Revenue, AMBAC Insured, 5.00%, 4/01/22 ...............         2,545,000         2,658,609
  Chichester School District GO, FSA Insured, 5.00%, 3/15/26 ..................................         1,830,000         1,883,582


160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
     5.40%, 7/01/07 ...........................................................................      $  1,000,000     $   1,008,860
     5.55%, 7/01/09 ...........................................................................         2,365,000         2,428,122
     5.60%, 7/01/10 ...........................................................................           600,000           616,884
     5.75%, 7/01/12 ...........................................................................         1,795,000         1,837,434
     5.75%, 7/01/17 ...........................................................................           700,000           709,506
     5.625%, 7/01/21 ..........................................................................         1,500,000         1,506,975
  Council Rock School District GO, Series A, MBIA Insured, 5.00%, 11/15/22 ....................         5,180,000         5,346,589
  Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
    AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 ..............................................         1,200,000         1,288,032
  Dauphin County General Authority Health System Revenue, Pinnacle Health, MBIA Insured,
     5.50%, 5/15/17 ...........................................................................         1,015,000         1,040,913
     Pre-Refunded, 5.50%, 5/15/17 .............................................................           985,000         1,012,009
  Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
     Refunding, Series A, MBIA Insured, 6.50%, 7/01/12 ........................................         4,500,000         4,507,425
     Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ..............................................         5,000,000         5,616,900
  Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 ..........         1,000,000         1,021,060
  Delaware County Authority College Revenue,
     Cabrini College, Radian Insured, 5.875%, 7/01/29 .........................................         6,385,000         6,723,852
     Eastern College, Series C, 5.625%, 10/01/28 ..............................................         2,210,000         2,229,426
     Haverford College, 5.75%, 11/15/29 .......................................................         3,500,000         3,764,565
     Haverford College, 6.00%, 11/15/30 .......................................................         1,750,000         1,905,855
  Delaware County Authority Revenue,
     Dunwoody Village Project, 6.25%, 4/01/30 .................................................         1,800,000         1,870,272
     Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ......................        10,800,000        11,153,700
  Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
    6/01/29 ...................................................................................         2,000,000         2,132,880
  Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/28 ...........................................................................         3,000,000         3,082,020
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 .............................................................         5,000,000         5,507,400
  Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
    11/01/35 ..................................................................................         6,000,000         6,136,200
  Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
    Refunding, Series B, 6.00%, 9/01/16 .......................................................           600,000           628,416
  Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ............................................         5,000,000         5,223,350
  Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ........................         3,000,000         3,247,320
  Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ...............         3,620,000         3,757,270
  Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 ....................         4,455,000         4,507,168
  Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
    7/01/27 ...................................................................................         1,500,000         1,375,695
  Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
    11/01/29 ..................................................................................         1,250,000         1,294,175
  Johnstown RDA Sewer Revenue, Series A, FSA Insured, 5.00%, 8/15/34 ..........................         1,825,000         1,879,276
  Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project,
    5.875%, 6/01/21 ...........................................................................         1,000,000         1,042,030


                                       Quarterly Statements of Investments | 161

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 ...................................      $  1,500,000     $   1,572,870
  Lehigh County General Purpose Authority Revenues,
     Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 .........         5,000,000         5,107,100
     Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 ...........         4,000,000         4,048,280
     Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ............         2,750,000         2,906,750
  Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ........................         1,000,000         1,003,460
  Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 ..................................         2,000,000         2,044,680
  Lycoming County Authority College Revenue, Pennsylvania College of Technology,
     AMBAC Insured, 5.25%, 5/01/32 ............................................................         5,030,000         5,212,941
     Refunding, AMBAC Insured, 5.35%, 7/01/26 .................................................         2,400,000         2,526,912
  Mercer County GO, FGIC Insured, 5.00%, 10/01/31 .............................................         2,000,000         2,043,880
  Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 ....................         5,000,000         5,352,800
  Montgomery County GO, 5.00%, 9/15/22 ........................................................         3,335,000         3,459,929
  Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
    Project, 6.75%,
     11/15/24 .................................................................................           400,000           443,520
     11/15/30 .................................................................................         1,000,000         1,100,880
  Montgomery County IDA Retirement Community Revenue,
     Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 ....................         4,850,000         4,972,317
     Adult Community Total Services, Series B, 5.75%, 11/15/17 ................................         4,000,000         4,107,320
     Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 .........         5,000,000         5,013,550
  Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
     5.70%, 12/01/13 ..........................................................................         1,205,000         1,262,948
     5.75%, 12/01/17 ..........................................................................           500,000           524,405
     5.75%, 12/01/27 ..........................................................................         1,600,000         1,678,096
  Muhlenberg School District GO, Series AA, FGIC Insured,
     5.00%, 9/01/22 ...........................................................................         1,390,000         1,436,509
     Pre-Refunded, 6.00%, 9/01/23 .............................................................         4,000,000         4,360,880
  New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%,
    3/01/28 ...................................................................................         2,250,000         2,266,133
  Norristown Area School District GO, FGIC Insured, 5.00%, 9/01/27 ............................         5,000,000         5,155,350
  Northampton Boro Municipal Authority Water Revenue, MBIA Insured, 5.00%, 5/15/34 ............         2,400,000         2,469,648
  Norwin School District GO,
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ...............................................         5,000,000         5,382,050
     FSA Insured, 5.00%, 4/01/35 ..............................................................         3,000,000         3,103,380
     Series A, MBIA Insured, 5.00%, 4/01/30 ...................................................         1,000,000         1,020,960
     Series B, MBIA Insured, 5.00%, 4/01/31 ...................................................         6,390,000         6,493,901
  Pennsbury School District GO, FGIC Insured, 5.00%, 1/15/22 ..................................         2,835,000         2,928,215
  Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
    FGIC Insured, 5.00%, 6/01/33 ..............................................................         3,325,000         3,424,251
  Pennsylvania HFAR,
     Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25% thereafter,
       4/01/30 ................................................................................         3,200,000         2,839,904
     SFM, Refunding, Series 63A, zero cpn., 4/01/30 ...........................................        10,885,000         3,021,458
     SFM, Refunding, Series 72A, 5.25%, 4/01/21 ...............................................         7,000,000         7,039,760


162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
     Allegheny College, Series B, 6.125%, 11/01/13 ............................................      $     90,000     $      90,312
     Drexel University, MBIA Insured, 5.75%, 5/01/22 ..........................................         3,095,000         3,213,848
     Drexel University, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ............................           905,000           939,924
     Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ..................         2,500,000         2,681,150
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue, Allegheny
    Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%, 11/15/21 .....        17,000,000        17,491,470
  Pennsylvania State Higher Educational Facilities Authority Revenue,
     Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .......................................         1,500,000         1,556,835
     Drexel University, Series A, 5.00%, 5/01/20 ..............................................         1,485,000         1,525,867
     Drexel University, Series A, 5.20%, 5/01/29 ..............................................           750,000           781,868
     Scranton University, Series A, XLCA Insured, 5.00%, 11/01/35 .............................         5,000,000         5,149,450
     State System of Higher Education, Series N, MBIA Insured, Pre-Refunded, 5.80%,
       6/15/24 ................................................................................         4,000,000         4,002,520
     State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ..................         3,140,000         3,243,149
     Temple University, First Series, MBIA Insured, 5.00%, 7/15/31 ............................         3,000,000         3,074,400
     Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 .................         5,000,000         5,151,000
     University Sciences Philadelphia, Series A, XLCA Insured, 5.00%, 11/01/36 ................         8,315,000         8,549,317
     Widener University, 5.00%, 7/15/31 .......................................................           500,000           501,790
  Pennsylvania State Public School Building Authority Revenue,
     Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ............................         1,000,000         1,037,950
     Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 .............................         2,500,000         2,597,900
     Lehigh Career and Technical Institution, MBIA Insured, 5.00%, 10/01/31 ...................         1,000,000         1,021,940
  Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
    5.00%,
     12/01/24 .................................................................................         1,655,000         1,716,698
     12/01/31 .................................................................................         5,000,000         5,154,200
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
     7/15/28 ..................................................................................        10,000,000        10,673,200
     7/15/31 ..................................................................................        10,000,000        10,673,200
  Pennsylvania State Turnpike Commission Turnpike Revenue,
     Series A, AMBAC Insured, 5.00%, 12/01/34 .................................................         5,000,000         5,153,400
     Series R, AMBAC Insured, 5.00%, 12/01/26 .................................................         2,000,000         2,069,740
     Series R, AMBAC Insured, 5.00%, 12/01/30 .................................................        11,125,000        11,468,095
  Pennsylvania State University Revenue, 5.00%, 9/01/35 .......................................         1,000,000         1,032,040
  Philadelphia Authority for IDR, Series B, AMBAC Insured, 5.25%, 7/01/31 .....................         2,000,000         2,080,460
  Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20 .........           980,000         1,160,251
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Temple University
    Hospital, 5.875%, 11/15/23 ................................................................         5,000,000         5,071,800
  Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
    12/01/21 ..................................................................................         5,000,000         5,225,300
  Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 .....................        12,000,000        12,488,280
  Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
     9/01/22 ..................................................................................         3,250,000         3,389,555
     9/01/29 ..................................................................................        13,000,000        13,582,400


                                       Quarterly Statements of Investments | 163

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
    4/15/31 ...................................................................................      $ 10,830,000     $  11,117,970
  Philadelphia School District GO,
     Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ...................................         1,000,000         1,014,440
     Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 .....................................         8,000,000         8,558,560
     Series D, FGIC Insured, 5.125%, 6/01/34 ..................................................         5,000,000         5,204,350
  Philadelphia Water and Wastewater Revenue, Series A,
     FGIC Insured, 5.00%, 11/01/31 ............................................................         7,515,000         7,688,221
     FSA Insured, 5.00%, 7/01/28 ..............................................................         5,000,000         5,173,050
     FSA Insured, 5.00%, 7/01/29 ..............................................................        11,645,000        12,030,566
     FSA Insured, 5.00%, 7/01/35 ..............................................................         4,500,000         4,628,745
  Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 ...............................        12,485,000        12,890,263
  Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
    12/01/24 ..................................................................................         2,000,000         2,170,680
  Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 ...............         1,310,000         1,327,056
  Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 .........................................         1,000,000         1,065,220
  Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 .............         1,150,000         1,298,615
  Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 ....................         8,870,000         9,492,408
  Reading School District GO, FSA Insured, 5.00%, 1/15/36 .....................................        23,790,000        24,577,449
  Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.875%, 12/01/31 ..         2,500,000         2,655,050
  Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 ...............         2,000,000         2,156,800
  South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project,
    Series A, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ......................................        10,000,000        10,215,500
  Southcentral General Authority Revenue, Wellspan Health Obligated, MBIA Insured,
     ETM, 5.25%, 5/15/31 ......................................................................         1,875,000         1,970,531
     Pre-Refunded, 5.25%, 5/15/31 .............................................................         8,125,000         8,749,244
  Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%,
    3/01/22 ...................................................................................         3,000,000         3,094,290
  Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%, 9/01/25 ..................         6,900,000         7,115,694
  State Public School Building Authority College Revenue, Westmoreland County Community
    College, FGIC Insured, 5.25%, 10/15/22 ....................................................         2,170,000         2,288,482
  State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 .......................        10,000,000        10,302,100
     Northwestern School District Project, Series E, FGIC Insured, 5.75%, 1/15/19 .............         3,000,000         3,148,560
     Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ........................        37,170,000        38,049,814
  Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
    1/01/28 ...................................................................................         2,000,000         2,029,000
  Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 .................................         2,915,000         3,043,726
  University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured,
    5.00%, 6/01/21 ............................................................................        10,000,000        10,225,300
  Upper St. Clair Township School District GO,
     FSA Insured, 5.00%, 7/15/28 ..............................................................         1,000,000         1,027,480
     Pre-Refunded, 5.20%, 7/15/27 .............................................................         3,500,000         3,561,460
  Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 ............................................................         2,200,000         2,348,038
  Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 ..............................         5,000,000         5,192,800


164 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
     9/01/19 ..................................................................................      $  2,000,000     $   2,043,180
     9/01/20 ..................................................................................         3,805,000         3,879,388
  York County GO, MBIA Insured, 5.00%, 6/01/33 ................................................         6,500,000         6,723,340
                                                                                                                      -------------
                                                                                                                        784,001,800
                                                                                                                      -------------
  U.S. TERRITORIES 6.2%
  PUERTO RICO 5.6%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/29 ...........................................................................         4,000,000         4,015,680
     5.00%, 7/01/33 ...........................................................................        30,000,000        30,051,900
     Pre-Refunded, 5.00%, 7/01/27 .............................................................         7,000,000         7,471,030
  Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 .........         5,950,000         5,957,616
                                                                                                                      -------------
                                                                                                                         47,496,226
                                                                                                                      -------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ........         5,000,000         5,084,750
                                                                                                                      -------------
  TOTAL U.S. TERRITORIES ......................................................................                          52,580,976
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $804,926,128) .............................................                         836,582,776
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 0.3%
  MUNICIPAL BONDS 0.3%
  PENNSYLVANIA 0.3%
a Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN
    and Put, 3.51%, 7/01/31 ...................................................................           900,000           900,000
a Philadelphia Authority for Industrial Development Revenues, Newcourtland Elder Services
    Project, Daily VRDN and Put, 3.54%, 3/01/27 ...............................................         1,300,000         1,300,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,200,000) ..............................................                           2,200,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $807,126,128) 98.5% .................................................                         838,782,776
  OTHER ASSETS, LESS LIABILITIES 1.5% .........................................................                          12,729,297
                                                                                                                      -------------
  NET ASSETS 100.0% ...........................................................................                       $ 851,512,073
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 171.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 165

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.4%
  MUNICIPAL BONDS 99.4%
  VIRGINIA 78.3%
  Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
    7/01/28 ....................................................................................     $  5,000,000     $   5,103,150
  Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded, 5.875%,
    1/01/29 ....................................................................................        2,500,000         2,654,275
  Arlington County GO, Public Improvement, Pre-Refunded, 5.00%, 2/01/22 ........................        2,060,000         2,184,630
  Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
     6.30%, 12/01/25 ...........................................................................        2,000,000         2,053,900
     Series A, 6.55%, 12/01/25 .................................................................        5,000,000         5,173,800
  Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ..........................................        1,245,000         1,299,070
  Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ............................        1,000,000         1,039,660
  Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
     7/15/19 ...................................................................................        3,250,000         3,420,918
     7/15/32 ...................................................................................        8,000,000         8,351,520
  Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
     2/15/30 ...................................................................................        1,410,000         1,453,484
     2/15/34 ...................................................................................        3,155,000         3,241,983
  Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
    9/01/29 ....................................................................................        8,000,000         8,420,880
  Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured, 5.00%,
    4/01/33 ....................................................................................        4,500,000         4,643,685
  Fairfax County IDAR, Health Care, Inova Health System Project,
     Pre-Refunded, 6.00%, 8/15/26 ..............................................................        5,000,000         5,122,850
     Refunding, Series A, 5.00%, 8/15/18 .......................................................        2,100,000         2,144,394
     Refunding, Series A, 5.00%, 8/15/25 .......................................................        5,000,000         5,053,600
  Fairfax County Redevelopment and Housing Authority MFHR,
     Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 .....................................        4,700,000         4,744,979
     Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 ......................        1,000,000         1,035,600
     Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 .....................        1,000,000         1,035,150
  Fairfax County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.875%, 7/15/28 ....................        5,000,000         5,112,600
  Fairfax County Water Authority Water Revenue,
     Pre-Refunded, 5.00%, 4/01/27 ..............................................................        2,830,000         3,005,743
     Refunding, 5.00%, 4/01/27 .................................................................       11,420,000        11,857,043
  Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation,
    Refunding, AMBAC Insured, 5.25%, 6/15/23 ...................................................       10,000,000        10,325,800
  Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B,
    FSA Insured, 5.00%,
     4/01/29 ...................................................................................        7,115,000         7,337,486
     4/01/35 ...................................................................................        6,000,000         6,187,620
  Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, Pre-Refunded,
    5.50%, 11/01/30 ............................................................................        1,715,000         1,855,424
  Greater Richmond Convention Center Authority Hotel Tax Revenue,
     Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 ........................        8,000,000         8,795,040
     Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 .........................        8,175,000         9,025,363
     Refunding, MBIA Insured, 5.00%, 6/15/30 ...................................................        8,000,000         8,282,000
  Hampton Convention Center Revenue, Refunding, AMBAC Insured,
     5.25%, 1/15/23 ............................................................................        3,000,000         3,157,050
     5.125%, 1/15/28 ...........................................................................        2,605,000         2,709,174
     5.00%, 1/15/35 ............................................................................        2,000,000         2,054,240


166 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Hampton Redevelopment and Housing Authority Senior Living Assn. Revenue, Refunding,
    Series A, GNMA Secured, 6.00%, 1/20/26 .....................................................     $  1,060,000     $   1,096,994
  Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
    5.00%, 7/01/28 .............................................................................       10,000,000        10,111,300
  Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ................................................        1,000,000         1,084,550
  Henry County IDA Hospital Revenue, Memorial Hospital of Martinsville and Henry,
    Pre-Refunded, 6.00%, 1/01/27 ...............................................................        1,250,000         1,278,900
  Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
    Series A, 6.60%, 5/01/24 ...................................................................        2,000,000         2,138,900
  Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ............        4,155,000         4,328,222
  King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ............................        3,595,000         3,711,119
  Leesburg Utilities System Revenue, MBIA Insured, Pre-Refunded, 5.125%, 7/01/22 ...............        3,000,000         3,106,320
  Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
    6.10%, 6/01/32 .............................................................................        1,500,000         1,686,630
  Loudoun County Sanitation Authority Water and Sewer Revenue,
     FGIC Insured, Pre-Refunded, 5.125%, 1/01/26 ...............................................        3,795,000         3,902,398
     FGIC Insured, Pre-Refunded, 5.125%, 1/01/30 ...............................................        5,250,000         5,398,575
     Series 96, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .....................................        6,500,000         6,688,500
     Series 96, FGIC Insured, Pre-Refunded, 5.25%, 1/01/30 .....................................        1,000,000         1,029,000
  Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Pre-Refunded, 5.20%,
    1/01/28 ....................................................................................        8,000,000         8,258,160
  Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding,
    Series A, GNMA Secured, 6.20%, 7/20/27 .....................................................        1,000,000         1,018,470
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 .....        1,000,000         1,037,950
  Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
     5.875%, 8/01/21 ...........................................................................        1,420,000         1,538,187
     6.10%, 8/01/26 ............................................................................        1,725,000         1,880,026
  Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
    1/15/22 ....................................................................................        1,000,000         1,083,180
  Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ..............................................        6,000,000         6,231,720
  Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
    6.25%, 8/01/36 .............................................................................        2,950,000         3,043,309
  Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
    GNMA Secured, 5.85%, 12/20/30 ..............................................................        4,060,000         4,185,251
  Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ...................        1,440,000         1,466,626
  Norfolk GO, Capital Improvements, Refunding, Series B, FSA Insured, 5.00%, 7/01/22 ...........        1,720,000         1,784,620
  Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, Pre-Refunded, 5.25%,
    8/15/26 ....................................................................................        3,000,000         3,115,770
  Norfolk Parking System Revenue,
     MBIA Insured, Pre-Refunded, 5.55%, 2/01/27 ................................................        2,000,000         2,064,420
     Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 .........................................        1,940,000         2,007,376
  Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .........................................        5,000,000         5,096,900
  Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
    7/01/33 ....................................................................................        4,350,000         4,507,122
  Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%,
    2/01/34 ....................................................................................        1,000,000         1,030,710


                                       Quarterly Statements of Investments | 167

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
    Refunding, FHA Insured, 8.70%, 8/01/23 .....................................................     $     50,000     $      57,787
  Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ..............        1,500,000         1,502,145
  Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
    7/15/33 ....................................................................................        1,000,000         1,049,990
  Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
    AMBAC Insured, 6.00%, 12/01/33 .............................................................        2,080,000         2,156,773
  Prince William County Service Authority Water and Sewer System Revenue,
     FGIC Insured, 5.50%, 7/01/29 ..............................................................        5,000,000         5,309,600
     Refunding, 5.00%, 7/01/32 .................................................................        7,045,000         7,299,465
  Richmond GO, FGIC Insured, 5.00%, 7/15/19 ....................................................        3,690,000         3,857,600
  Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
    1/01/31 ....................................................................................        4,400,000         4,711,696
  Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
    8/01/22 ....................................................................................        2,000,000         2,064,940
  Richmond Public Utility Revenue,
     FSA Insured, 5.00%, 1/15/35 ...............................................................        3,500,000         3,618,580
     Refunding, FSA Insured, 5.00%, 1/15/33 ....................................................        8,500,000         8,704,085
  Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded,
     5.25%, 6/01/22 ............................................................................        6,500,000         6,730,685
     5.40%, 6/01/27 ............................................................................        6,800,000         7,051,124
  University of Virginia Revenue,
     General, 5.00%, 6/01/37 ...................................................................       15,000,000        15,549,450
     Series A, 5.00%, 6/01/33 ..................................................................       14,000,000        14,441,140
  Virginia Beach Water and Sewer Revenue,
     Pre-Refunded, 5.25%, 8/01/21 ..............................................................        1,865,000         1,976,788
     System, Refunding, 5.00%, 10/01/30 ........................................................        3,300,000         3,416,655
  Virginia College Building Authority Educational Facilities Revenue,
     21st Century College Program, 5.00%, 2/01/21 ..............................................        1,000,000         1,039,180
     Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ..................................        1,500,000         1,633,185
     Regent University Project, MBIA Insured, 5.125%, 10/01/21 .................................        5,000,000         5,237,650
     Regent University Project, MBIA Insured, 5.125%, 10/01/31 .................................        4,050,000         4,179,964
     Washington and Lee University, 5.75%, 1/01/19 .............................................           50,000            50,066
  Virginia Commonwealth Transportation Board Transportation Revenue,
     Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 .............        8,920,000         9,220,604
     U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24 ........        2,000,000         2,068,020
     U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26 ........       10,000,000        10,331,100
  Virginia State HDA, MFHR,
     Series C, 5.30%, 11/01/16 .................................................................        1,000,000         1,033,620
     Series H, 5.55%, 5/01/15 ..................................................................        1,000,000         1,032,880
  Virginia State HDA Rental Housing Revenue,
     Series J, 5.80%, 2/01/19 ..................................................................        2,000,000         2,062,800
     Series L, 5.75%, 2/01/15 ..................................................................        1,000,000         1,041,290
  Virginia State Public School Authority GO, School Financing,
     Series A, 5.00%, 8/01/20 ..................................................................        3,000,000         3,134,280
     Series A, 5.00%, 8/01/21 ..................................................................        4,000,000         4,182,800
     Series C, 5.00%, 8/01/22 ..................................................................        2,000,000         2,085,720
     Series C, 5.00%, 8/01/26 ..................................................................       10,925,000        11,362,437


168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  VIRGINIA (CONTINUED)
  Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
    8/01/27 ....................................................................................     $  3,000,000     $   3,063,450
  Virginia State Resources Authority Infrastructure Revenue,
   a senior series A, 5.00%, 11/01/31 ..........................................................        5,000,000         5,209,900
   a senior series A, 5.00%, 11/01/36 ..........................................................        4,915,000         5,096,511
     Virginia Pooled Financing Program, senior series, 5.00%, 11/01/33 .........................        5,000,000         5,149,400
  Virginia State Resources Authority Water and Sewer System Revenue,
     Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 ...............           10,000            10,068
     Rapidan Service Authority, Refunding, 5.30%, 10/01/18 .....................................        1,610,000         1,661,762
     Tuckahoe Service District Project, 5.00%, 11/01/35 ........................................        2,000,000         2,063,600
  York County Sewer Revenue, Pre-Refunded, 5.875%,
     6/01/24 ...................................................................................          500,000           535,570
     6/01/29 ...................................................................................        1,500,000         1,606,710
                                                                                                                      -------------
                                                                                                                        416,384,386
                                                                                                                      -------------
  DISTRICT OF COLUMBIA 6.1%
  Metropolitan Washington D.C. Airport Authority System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ........................................        1,000,000         1,023,940
     Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .........................................       10,000,000        10,226,000
     Series B, FGIC Insured, 5.25%, 10/01/32 ...................................................        6,655,000         6,956,339
  Metropolitan Washington D.C. Airports Authority General Airport Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 ........................................        5,000,000         5,095,500
     Series A, Pre-Refunded, 5.375%, 10/01/23 ..................................................        1,365,000         1,406,810
     Series A, Pre-Refunded, 5.375%, 10/01/23 ..................................................        1,635,000         1,688,301
     Series B, 5.75%, 10/01/20 .................................................................        6,000,000         6,212,520
                                                                                                                      -------------
                                                                                                                         32,609,410
                                                                                                                      -------------
  U.S. TERRITORIES 15.0%
  PUERTO RICO 14.4%
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/29 ............................................................................        8,000,000         8,031,360
     5.125%, 7/01/31 ...........................................................................        3,315,000         3,355,443
     5.00%, 7/01/33 ............................................................................        2,000,000         2,003,460
     FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ................................................       15,000,000        16,009,350
     Pre-Refunded, 5.125%, 7/01/31 .............................................................        1,685,000         1,797,474
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.50%, 7/01/36 ............................................................................        4,500,000         4,756,455
     Pre-Refunded, 6.00%, 7/01/22 ..............................................................        1,000,000         1,016,740
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................        5,000,000         5,437,450
     Series D, Pre-Refunded, 5.25%, 7/01/38 ....................................................        3,000,000         3,242,250
     Series G, 5.00%, 7/01/33 ..................................................................        5,000,000         5,008,650
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................................................       4,000,000         4,123,200
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, 5.25%, 7/01/29 ....................................................        5,910,000         6,253,489
     Series RR, FGIC Insured, 5.00%, 7/01/35 ...................................................        5,000,000         5,188,150
     Series RR, XLCA Insured, 5.00%, 7/01/30 ...................................................        1,000,000         1,030,110


                                       Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico HFC Revenue,
     MFM, Portfolio A-I, 7.50%, 4/01/22 ........................................................     $    470,000     $     470,202
     Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ....................           20,000            20,431
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ..........        2,580,000         2,651,337
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ......................................................        1,315,000         1,363,484
     Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................        3,685,000         3,986,580
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ...............................................................        1,000,000         1,067,390
                                                                                                                      -------------
                                                                                                                         76,813,005
                                                                                                                      -------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ..................................................................................        1,500,000         1,551,525
     10/01/18 ..................................................................................        1,500,000         1,549,500
                                                                                                                      -------------
                                                                                                                          3,101,025
                                                                                                                      -------------
  TOTAL U.S. TERRITORIES .......................................................................                         79,914,030
                                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $508,063,963) ..............................................                        528,907,826
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 0.9%
  MUNICIPAL BONDS 0.9%
  VIRGINIA 0.6%
b Roanoke IDA Hospital Revenue, Carilion Health System, Refunding, Series C-2, FSA Insured,
    Daily VRDN and Put, 3.51%, 7/01/27 .........................................................        3,200,000         3,200,000
                                                                                                                      -------------
  U.S. TERRITORIES 0.3%
  PUERTO RICO 0.3%
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.16%, 12/01/15 .......................................................        1,450,000         1,450,000
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,650,000) ...............................................                          4,650,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $512,713,963) 100.3% .................................................                        533,557,826
  OTHER ASSETS, LESS LIABILITIES (0.3)% ........................................................                         (1,826,220)
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................................                      $ 531,731,606
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 171.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


170 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BAN      - Bond Anticipation Notes
BIG      - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CDR      - Community Development Revenue
CFD      - Community Facilities District
CIFG     - CDC IXIS Financial Guaranty
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority/Agency Revenue
IDB      - Industrial Development Bond/Board
IDBR     - Industrial Development Board Revenue
IDR      - Industrial Development Revenue
IPC      - Industrial Pollution Control
ISD      - Independent School District
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFM      - Multi-Family Mortgage
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RAN      - Revenue Anticipation Notes
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SF       - Single Family
SFHMR    - Single Family Home Mortgage Revenue
SFHR     - Single Family Housing Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
TRAN     - Tax and Revenue Anticipation Notes
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
XLCA     - XL Capital Assurance


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 171

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five series (the Funds). All Funds are diversified except the Franklin Connecticut Tax-Free Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin Florida Insured Tax-Free Income Fund and the Franklin Maryland Tax-Free Income Fund.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN           FRANKLIN
                                                     ALABAMA            ARIZONA           COLORADO
                                                    TAX-FREE           TAX-FREE           TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $    257,433,530   $    895,137,389    $   417,800,367
                                                =======================================================

Unrealized appreciation .....................   $     10,958,728   $     38,608,497    $    19,197,747
Unrealized depreciation .....................           (581,399)        (1,611,409)          (531,303)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $     10,377,329   $     36,997,088    $    18,666,444
                                                =======================================================

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN        FRANKLIN FEDERAL
                                                   CONNECTICUT          DOUBLE        INTERMEDIATE-TERM
                                                    TAX-FREE           TAX-FREE           TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $    314,239,244   $    411,939,533    $   568,243,905
                                                =======================================================

Unrealized appreciation .....................   $     11,916,294   $     13,832,196    $     8,595,948
Unrealized depreciation                                 (892,814)        (1,791,219)        (2,933,977)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $     11,023,480   $     12,040,977    $     5,661,971
                                                =======================================================

                                                -------------------------------------------------------
                                                FRANKLIN FEDERAL       FRANKLIN            FRANKLIN
                                                  LIMITED-TERM         FLORIDA             FLORIDA
                                                    TAX-FREE       INSURED TAX-FREE        TAX-FREE
                                                   INCOME FUND        INCOME FUND         INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $     22,066,842   $    161,895,118    $ 1,627,636,400
                                                =======================================================

Unrealized appreciation .....................   $          2,165   $      7,506,078    $    94,899,568
Unrealized depreciation .....................           (174,637)          (247,934)        (1,877,164)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $       (172,472)  $      7,258,144    $    93,022,404
                                                =======================================================


172 | Quarterly Statements of Investments

Franklin Tax-Free Trust

1. INCOME TAXES (CONTINUED)

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN           FRANKLIN
                                                    GEORGIA           HIGH YIELD          INSURED
                                                    TAX-FREE           TAX-FREE           TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $    238,636,231   $  5,651,602,287    $ 1,847,897,562
                                                =======================================================

Unrealized appreciation .....................   $     11,052,715   $    346,197,744    $    83,067,665
Unrealized depreciation .....................           (920,865)       (87,413,624)        (2,449,721)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $     10,131,850   $    258,784,120    $    80,617,944
                                                =======================================================

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN           FRANKLIN
                                                    KENTUCKY           LOUISIANA          MARYLAND
                                                    TAX-FREE           TAX-FREE           TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $    125,202,553   $    206,444,146    $   420,261,176
                                                =======================================================

Unrealized appreciation .....................   $      4,555,067   $      7,605,929    $    14,127,426
Unrealized depreciation .....................           (434,730)        (1,037,543)        (1,020,917)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      4,120,337   $      6,568,386    $    13,106,509
                                                =======================================================

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN           FRANKLIN
                                                 MASSACHUSETTS         MICHIGAN          MINNESOTA
                                                INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $    475,000,940   $  1,332,106,211    $   561,293,972
                                                =======================================================

Unrealized appreciation .....................   $     22,902,290   $     62,759,965    $    17,838,849
Unrealized depreciation .....................         (1,086,227)          (517,851)        (1,515,066)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $     21,816,063   $     62,242,114    $    16,323,783
                                                =======================================================

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN           FRANKLIN
                                                    MISSOURI          NEW JERSEY       NORTH CAROLINA
                                                    TAX-FREE           TAX-FREE           TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $    602,072,539   $  1,063,619,614    $   605,206,170
                                                =======================================================

Unrealized appreciation .....................   $     23,669,831   $     47,793,693    $    22,538,764
Unrealized depreciation .....................         (2,034,153)        (1,917,300)        (1,368,930)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $     21,635,678   $     45,876,393    $    21,169,834
                                                =======================================================


                                       Quarterly Statements of Investments | 173

Franklin Tax-Free Trust

1. INCOME TAXES (CONTINUED)

                                                -------------------------------------------------------
                                                    FRANKLIN           FRANKLIN           FRANKLIN
                                                  OHIO INSURED          OREGON          PENNSYLVANIA
                                                    TAX-FREE           TAX-FREE           TAX-FREE
                                                   INCOME FUND        INCOME FUND        INCOME FUND
                                                -------------------------------------------------------
Cost of investments .........................   $  1,064,913,822   $    679,729,101    $   807,043,023
                                                =======================================================

Unrealized appreciation .....................   $     41,951,662   $     29,378,850    $    32,596,534
Unrealized depreciation .....................           (433,464)        (1,750,004)          (856,781)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $     41,518,198   $     27,628,846    $    31,739,753
                                                =======================================================

                                                ----------------
                                                    FRANKLIN
                                                    VIRGINIA
                                                    TAX-FREE
                                                   INCOME FUND
                                                ----------------
Cost of investments .........................   $    512,678,847
                                                ================

Unrealized appreciation .....................   $     21,801,680
Unrealized depreciation .....................           (922,701)
                                                ----------------
Net unrealized appreciation (depreciation) ..   $     20,878,979
                                                ================

For information on the Funds' policy regarding valuation on investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


174 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   --------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 27, 2006


By /S/GALEN G. VETTER
   -------------------
       Galen G. Vetter
      Chief Financial Officer
Date    July 27, 2006










                        Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 27, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration


















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 27, 2006


/S/GALEN G. VETTER
Chief Financial Officer